Shareholder Report	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000049804
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Sovereign Opportunities Fund
Class Name	Class A
Trading Symbol	EAIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Sovereign Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.26%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the FTSE World Government Bond Index (the Index):

↑ An out-of-Index allocation to the Serbian dinar, which strengthened amid government reforms and a positive economic growth outlook for Serbia, contributed to returns relative to the Index during the period

↑ An overweight exposure to the euro helped Index-relative performance, as the euro rallied on expectations of aggressive monetary policy easing in the U.S.

↑ An out-of-Index allocation to the Icelandic krona, which strengthened alongside high interest rates in Iceland, contributed to Index-relative returns

↑ The use of derivatives — led by interest-rate swaps to manage interest-rate exposures — contributed to performance relative to the Index during the period

↓ A short position in the South African rand detracted from Index-relative returns, as the rand strengthened following the results of national elections

↓ An overweight exposure to the Japanese yen, which weakened to a multi-decade low versus the U.S. dollar, detracted from Index-relative performance

↓ An overweight exposure to Polish interest rates hurt Index-relative returns as Poland’s central bank held rates steady while many other central banks cut rates

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	FTSE World Government Bond Index (WGBI)	Blended Index
10/14	$10,000	$10,000	$10,000
11/14	$9,610	$9,941	$9,927
12/14	$9,499	$9,876	$9,757
1/15	$9,473	$9,847	$9,741
2/15	$9,453	$9,735	$9,626
3/15	$9,350	$9,627	$9,483
4/15	$9,420	$9,733	$9,622
5/15	$9,404	$9,505	$9,392
6/15	$9,387	$9,479	$9,348
7/15	$9,312	$9,524	$9,336
8/15	$9,126	$9,569	$9,271
9/15	$9,009	$9,641	$9,272
10/15	$9,083	$9,637	$9,353
11/15	$9,105	$9,437	$9,157
12/15	$9,119	$9,523	$9,183
1/16	$9,052	$9,653	$9,289
2/16	$9,052	$9,934	$9,533
3/16	$9,241	$10,198	$9,908
4/16	$9,285	$10,326	$10,058
5/16	$9,206	$10,170	$9,828
6/16	$9,250	$10,546	$10,234
7/16	$9,243	$10,601	$10,289
8/16	$9,331	$10,509	$10,218
9/16	$9,378	$10,577	$10,313
10/16	$9,350	$10,215	$10,012
11/16	$9,248	$9,741	$9,500
12/16	$9,316	$9,675	$9,484
1/17	$9,406	$9,773	$9,604
2/17	$9,540	$9,811	$9,668
3/17	$10,053	$9,825	$9,724
4/17	$10,057	$9,953	$9,848
5/17	$10,127	$10,123	$10,021
6/17	$10,109	$10,109	$10,020
7/17	$10,135	$10,297	$10,210
8/17	$10,195	$10,418	$10,343
9/17	$10,166	$10,293	$10,236
10/17	$10,181	$10,238	$10,135
11/17	$10,230	$10,383	$10,284
12/17	$10,301	$10,400	$10,339
1/18	$10,440	$10,570	$10,567
2/18	$10,411	$10,498	$10,487
3/18	$10,460	$10,659	$10,637
4/18	$10,363	$10,458	$10,414
5/18	$10,219	$10,331	$10,209
6/18	$10,132	$10,302	$10,127
7/18	$10,194	$10,259	$10,132
8/18	$9,956	$10,239	$9,993
9/18	$9,937	$10,135	$9,963
10/18	$9,919	$10,023	$9,837
11/18	$9,993	$10,072	$9,930
12/18	$10,026	$10,312	$10,146
1/19	$10,212	$10,457	$10,371
2/19	$10,197	$10,361	$10,271
3/19	$10,161	$10,492	$10,348
4/19	$10,207	$10,440	$10,303
5/19	$10,242	$10,619	$10,451
6/19	$10,403	$10,867	$10,761
7/19	$10,469	$10,815	$10,741
8/19	$10,342	$11,103	$10,913
9/19	$10,421	$10,959	$10,820
10/19	$10,476	$11,018	$10,929
11/19	$10,482	$10,890	$10,788
12/19	$10,636	$10,920	$10,901
1/20	$10,630	$11,097	$11,014
2/20	$10,662	$11,207	$11,027
3/20	$10,291	$11,139	$10,729
4/20	$10,398	$11,272	$10,915
5/20	$10,531	$11,294	$11,045
6/20	$10,665	$11,366	$11,112
7/20	$11,031	$11,779	$11,502
8/20	$11,102	$11,726	$11,453
9/20	$11,030	$11,700	$11,387
10/20	$11,076	$11,679	$11,380
11/20	$11,370	$11,863	$11,648
12/20	$11,627	$12,024	$11,856
1/21	$11,581	$11,870	$11,709
2/21	$11,413	$11,584	$11,420
3/21	$11,192	$11,342	$11,159
4/21	$11,360	$11,472	$11,313
5/21	$11,456	$11,575	$11,450
6/21	$11,275	$11,453	$11,326
7/21	$11,293	$11,639	$11,463
8/21	$11,334	$11,572	$11,428
9/21	$11,136	$11,311	$11,143
10/21	$11,033	$11,264	$11,077
11/21	$10,901	$11,256	$11,010
12/21	$10,964	$11,186	$10,989
1/22	$10,832	$10,950	$10,804
2/22	$10,587	$10,834	$10,604
3/22	$10,355	$10,464	$10,282
4/22	$9,968	$9,848	$9,674
5/22	$9,961	$9,842	$9,703
6/22	$9,515	$9,532	$9,372
7/22	$9,537	$9,701	$9,511
8/22	$9,358	$9,279	$9,177
9/22	$8,893	$8,806	$8,714
10/22	$8,943	$8,760	$8,662
11/22	$9,603	$9,159	$9,100
12/22	$9,726	$9,143	$9,127
1/23	$10,084	$9,435	$9,438
2/23	$9,726	$9,120	$9,127
3/23	$10,057	$9,464	$9,478
4/23	$10,094	$9,503	$9,525
5/23	$9,954	$9,296	$9,329
6/23	$10,022	$9,295	$9,389
7/23	$10,105	$9,326	$9,468
8/23	$9,993	$9,196	$9,312
9/23	$9,626	$8,898	$9,007
10/23	$9,529	$8,800	$8,919
11/23	$10,007	$9,230	$9,361
12/23	$10,548	$9,617	$9,735
1/24	$10,389	$9,468	$9,585
2/24	$10,183	$9,345	$9,474
3/24	$10,238	$9,385	$9,506
4/24	$9,845	$9,141	$9,268
5/24	$10,148	$9,239	$9,378
6/24	$10,095	$9,236	$9,355
7/24	$10,479	$9,500	$9,611
8/24	$10,644	$9,719	$9,847
9/24	$10,920	$9,879	$10,044
10/24	$10,392	$9,537	$9,673

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	9.05%	(0.16)%	0.72%
Class A with 3.25% Maximum Sales Charge	5.53%	(0.83)%	0.39%
FTSE World Government Bond Index (WGBI)	8.37%	(2.84)%	(0.47)%
Blended IndexFootnote Reference1	8.45%	(2.41)%	(0.33)%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 31,214,745
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,214,745
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	567
Portfolio Turnover Rate (for International Income Portfolio)	227%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Collateralized Mortgage Obligations	8.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Short-Term Investments	15.0%
Sovereign Government Bonds	65.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.4%
Japan	12.5%
Egypt	8.4%
Dominican Republic	8.0%
Serbia	7.8%
Singapore	7.6%
Iceland	7.0%
India	7.0%
Other	29.5%
Total Long Exposure	101.2%
South Africa	(6.6%)
Philippines	(7.8%)
Other	(16.1%)
Total Short Exposure	(30.5%)
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000100401
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Sovereign Opportunities Fund
Class Name	Class C
Trading Symbol	ECIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Sovereign Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	2.01%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the FTSE World Government Bond Index (the Index):

↓ A short position in the South African rand detracted from Index-relative returns, as the rand strengthened following the results of national elections

↓ An overweight exposure to the Japanese yen, which weakened to a multi-decade low versus the U.S. dollar, detracted from Index-relative performance

↓ An overweight exposure to Polish interest rates hurt Index-relative returns as Poland’s central bank held rates steady while many other central banks cut rates

↑ An out-of-Index allocation to the Serbian dinar, which strengthened amid government reforms and a positive economic growth outlook for Serbia, contributed to returns relative to the Index during the period

↑ An overweight exposure to the euro helped Index-relative performance, as the euro rallied on expectations of aggressive monetary policy easing in the U.S.

↑ An out-of-Index allocation to the Icelandic krona, which strengthened alongside high interest rates in Iceland, contributed to Index-relative returns

↑ The use of derivatives — led by interest-rate swaps to manage interest-rate exposures — contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	FTSE World Government Bond Index (WGBI)	Blended Index
10/14	$10,000	$10,000	$10,000
11/14	$9,926	$9,941	$9,927
12/14	$9,804	$9,876	$9,757
1/15	$9,781	$9,847	$9,741
2/15	$9,744	$9,735	$9,626
3/15	$9,641	$9,627	$9,483
4/15	$9,707	$9,733	$9,622
5/15	$9,683	$9,505	$9,392
6/15	$9,659	$9,479	$9,348
7/15	$9,574	$9,524	$9,336
8/15	$9,386	$9,569	$9,271
9/15	$9,259	$9,641	$9,272
10/15	$9,328	$9,637	$9,353
11/15	$9,344	$9,437	$9,157
12/15	$9,351	$9,523	$9,183
1/16	$9,275	$9,653	$9,289
2/16	$9,280	$9,934	$9,533
3/16	$9,466	$10,198	$9,908
4/16	$9,504	$10,326	$10,058
5/16	$9,416	$10,170	$9,828
6/16	$9,454	$10,546	$10,234
7/16	$9,440	$10,601	$10,289
8/16	$9,522	$10,509	$10,218
9/16	$9,564	$10,577	$10,313
10/16	$9,530	$10,215	$10,012
11/16	$9,420	$9,741	$9,500
12/16	$9,485	$9,675	$9,484
1/17	$9,571	$9,773	$9,604
2/17	$9,701	$9,811	$9,668
3/17	$10,217	$9,825	$9,724
4/17	$10,215	$9,953	$9,848
5/17	$10,280	$10,123	$10,021
6/17	$10,256	$10,109	$10,020
7/17	$10,276	$10,297	$10,210
8/17	$10,331	$10,418	$10,343
9/17	$10,295	$10,293	$10,236
10/17	$10,305	$10,238	$10,135
11/17	$10,348	$10,383	$10,284
12/17	$10,414	$10,400	$10,339
1/18	$10,549	$10,570	$10,567
2/18	$10,513	$10,498	$10,487
3/18	$10,557	$10,659	$10,637
4/18	$10,452	$10,458	$10,414
5/18	$10,301	$10,331	$10,209
6/18	$10,207	$10,302	$10,127
7/18	$10,263	$10,259	$10,132
8/18	$10,018	$10,239	$9,993
9/18	$9,993	$10,135	$9,963
10/18	$9,969	$10,023	$9,837
11/18	$10,038	$10,072	$9,930
12/18	$10,065	$10,312	$10,146
1/19	$10,245	$10,457	$10,371
2/19	$10,225	$10,361	$10,271
3/19	$10,183	$10,492	$10,348
4/19	$10,223	$10,440	$10,303
5/19	$10,252	$10,619	$10,451
6/19	$10,407	$10,867	$10,761
7/19	$10,467	$10,815	$10,741
8/19	$10,334	$11,103	$10,913
9/19	$10,407	$10,959	$10,820
10/19	$10,455	$11,018	$10,929
11/19	$10,443	$10,890	$10,788
12/19	$10,603	$10,920	$10,901
1/20	$10,591	$11,097	$11,014
2/20	$10,616	$11,207	$11,027
3/20	$10,240	$11,139	$10,729
4/20	$10,341	$11,272	$10,915
5/20	$10,468	$11,294	$11,045
6/20	$10,595	$11,366	$11,112
7/20	$10,952	$11,779	$11,502
8/20	$11,016	$11,726	$11,453
9/20	$10,938	$11,700	$11,387
10/20	$10,977	$11,679	$11,380
11/20	$11,262	$11,863	$11,648
12/20	$11,510	$12,024	$11,856
1/21	$11,457	$11,870	$11,709
2/21	$11,285	$11,584	$11,420
3/21	$11,059	$11,342	$11,159
4/21	$11,219	$11,472	$11,313
5/21	$11,307	$11,575	$11,450
6/21	$11,122	$11,453	$11,326
7/21	$11,133	$11,639	$11,463
8/21	$11,167	$11,572	$11,428
9/21	$10,965	$11,311	$11,143
10/21	$10,857	$11,264	$11,077
11/21	$10,722	$11,256	$11,010
12/21	$10,777	$11,186	$10,989
1/22	$10,627	$10,950	$10,804
2/22	$10,394	$10,834	$10,604
3/22	$10,161	$10,464	$10,282
4/22	$9,775	$9,848	$9,674
5/22	$9,763	$9,842	$9,703
6/22	$9,320	$9,532	$9,372
7/22	$9,336	$9,701	$9,511
8/22	$9,156	$9,279	$9,177
9/22	$8,695	$8,806	$8,714
10/22	$8,740	$8,760	$8,662
11/22	$9,378	$9,159	$9,100
12/22	$9,494	$9,143	$9,127
1/23	$9,837	$9,435	$9,438
2/23	$9,482	$9,120	$9,127
3/23	$9,799	$9,464	$9,478
4/23	$9,830	$9,503	$9,525
5/23	$9,688	$9,296	$9,329
6/23	$9,748	$9,295	$9,389
7/23	$9,822	$9,326	$9,468
8/23	$9,708	$9,196	$9,312
9/23	$9,345	$8,898	$9,007
10/23	$9,245	$8,800	$8,919
11/23	$9,703	$9,230	$9,361
12/23	$10,221	$9,617	$9,735
1/24	$10,060	$9,468	$9,585
2/24	$9,855	$9,345	$9,474
3/24	$9,901	$9,385	$9,506
4/24	$9,515	$9,141	$9,268
5/24	$9,803	$9,239	$9,378
6/24	$9,745	$9,236	$9,355
7/24	$10,109	$9,500	$9,611
8/24	$10,262	$9,719	$9,847
9/24	$10,522	$9,879	$10,044
10/24	$10,155	$9,537	$9,673

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	8.24%	(0.87)%	0.15%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	7.24%	(0.87)%	0.15%
FTSE World Government Bond Index (WGBI)	8.37%	(2.84)%	(0.47)%
Blended IndexFootnote Reference1	8.45%	(2.41)%	(0.33)%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 31,214,745
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,214,745
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	567
Portfolio Turnover Rate (for International Income Portfolio)	227%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Collateralized Mortgage Obligations	8.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Short-Term Investments	15.0%
Sovereign Government Bonds	65.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.4%
Japan	12.5%
Egypt	8.4%
Dominican Republic	8.0%
Serbia	7.8%
Singapore	7.6%
Iceland	7.0%
India	7.0%
Other	29.5%
Total Long Exposure	101.2%
South Africa	(6.6%)
Philippines	(7.8%)
Other	(16.1%)
Total Short Exposure	(30.5%)
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000100402
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Sovereign Opportunities Fund
Class Name	Class I
Trading Symbol	EIIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Sovereign Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.01%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the FTSE World Government Bond Index (the Index):

↑ An out-of-Index allocation to the Serbian dinar, which strengthened amid government reforms and a positive economic growth outlook for Serbia, contributed to returns relative to the Index during the period

↑ An overweight exposure to the euro helped Index-relative performance, as the euro rallied on expectations of aggressive monetary policy easing in the U.S.

↑ An out-of-Index allocation to the Icelandic krona, which strengthened alongside high interest rates in Iceland, contributed to Index-relative returns

↑ The use of derivatives — led by interest-rate swaps to manage interest-rate exposures — contributed to performance relative to the Index during the period

↓ A short position in the South African rand detracted from Index-relative returns, as the rand strengthened following the results of national elections

↓ An overweight exposure to the Japanese yen, which weakened to a multi-decade low versus the U.S. dollar, detracted from Index-relative performance

↓ An overweight exposure to Polish interest rates hurt Index-relative returns as Poland’s central bank held rates steady while many other central banks cut rates

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	FTSE World Government Bond Index (WGBI)	Blended Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$992,580	$994,117	$992,673
12/14	$981,319	$987,574	$975,678
1/15	$979,980	$984,746	$974,097
2/15	$977,195	$973,541	$962,614
3/15	$967,804	$962,748	$948,339
4/15	$975,380	$973,303	$962,192
5/15	$973,002	$950,485	$939,184
6/15	$971,485	$947,859	$934,821
7/15	$963,965	$952,373	$933,589
8/15	$946,081	$956,861	$927,065
9/15	$934,194	$964,092	$927,165
10/15	$942,189	$963,707	$935,263
11/15	$943,763	$943,658	$915,653
12/15	$945,511	$952,269	$918,256
1/16	$938,822	$965,254	$928,911
2/16	$939,204	$993,387	$953,253
3/16	$959,156	$1,019,778	$990,779
4/16	$964,004	$1,032,594	$1,005,837
5/16	$956,076	$1,017,003	$982,750
6/16	$960,967	$1,054,579	$1,023,370
7/16	$960,603	$1,060,146	$1,028,924
8/16	$970,101	$1,050,885	$1,021,816
9/16	$975,175	$1,057,717	$1,031,265
10/16	$972,524	$1,021,460	$1,001,241
11/16	$960,968	$974,072	$950,000
12/16	$968,327	$967,509	$948,436
1/17	$977,972	$977,299	$960,385
2/17	$992,155	$981,075	$966,815
3/17	$1,045,953	$982,532	$972,436
4/17	$1,046,637	$995,267	$984,790
5/17	$1,054,155	$1,012,312	$1,002,144
6/17	$1,052,567	$1,010,926	$1,001,963
7/17	$1,055,553	$1,029,681	$1,020,990
8/17	$1,062,012	$1,041,789	$1,034,257
9/17	$1,060,383	$1,029,270	$1,023,611
10/17	$1,061,076	$1,023,759	$1,013,456
11/17	$1,066,437	$1,038,293	$1,028,382
12/17	$1,074,164	$1,039,967	$1,033,866
1/18	$1,088,973	$1,057,029	$1,056,697
2/18	$1,086,135	$1,049,794	$1,048,704
3/18	$1,091,594	$1,065,923	$1,063,735
4/18	$1,081,602	$1,045,816	$1,041,392
5/18	$1,066,792	$1,033,117	$1,020,910
6/18	$1,057,925	$1,030,173	$1,012,748
7/18	$1,064,660	$1,025,929	$1,013,249
8/18	$1,040,005	$1,023,893	$999,306
9/18	$1,038,296	$1,013,466	$996,348
10/18	$1,037,816	$1,002,338	$983,691
11/18	$1,044,678	$1,007,165	$993,005
12/18	$1,048,345	$1,031,224	$1,014,574
1/19	$1,068,106	$1,045,723	$1,037,060
2/19	$1,066,891	$1,036,089	$1,027,150
3/19	$1,063,301	$1,049,206	$1,034,826
4/19	$1,068,421	$1,043,974	$1,030,336
5/19	$1,072,305	$1,061,909	$1,045,105
6/19	$1,089,540	$1,086,662	$1,076,110
7/19	$1,096,725	$1,081,546	$1,074,053
8/19	$1,083,584	$1,110,347	$1,091,264
9/19	$1,092,134	$1,095,894	$1,081,998
10/19	$1,098,186	$1,101,764	$1,092,905
11/19	$1,099,081	$1,089,016	$1,078,815
12/19	$1,116,910	$1,092,043	$1,090,134
1/20	$1,115,191	$1,109,713	$1,101,440
2/20	$1,120,075	$1,120,743	$1,102,687
3/20	$1,079,919	$1,113,903	$1,072,879
4/20	$1,091,499	$1,127,155	$1,091,503
5/20	$1,107,150	$1,129,398	$1,104,544
6/20	$1,120,198	$1,136,634	$1,111,245
7/20	$1,159,008	$1,177,911	$1,150,239
8/20	$1,166,741	$1,172,596	$1,145,333
9/20	$1,159,463	$1,170,036	$1,138,714
10/20	$1,164,523	$1,167,903	$1,138,023
11/20	$1,195,919	$1,186,288	$1,164,846
12/20	$1,223,310	$1,202,429	$1,185,629
1/21	$1,218,654	$1,187,035	$1,170,943
2/21	$1,201,256	$1,158,355	$1,142,036
3/21	$1,178,171	$1,134,159	$1,115,940
4/21	$1,196,183	$1,147,238	$1,131,278
5/21	$1,208,074	$1,157,491	$1,145,011
6/21	$1,187,771	$1,145,265	$1,132,554
7/21	$1,189,960	$1,163,900	$1,146,329
8/21	$1,194,572	$1,157,220	$1,142,832
9/21	$1,173,876	$1,131,084	$1,114,341
10/21	$1,163,252	$1,126,398	$1,107,687
11/21	$1,149,611	$1,125,598	$1,100,999
12/21	$1,157,996	$1,118,597	$1,098,946
1/22	$1,142,789	$1,095,026	$1,080,409
2/22	$1,117,116	$1,083,408	$1,060,434
3/22	$1,094,326	$1,046,362	$1,028,177
4/22	$1,053,565	$984,849	$967,430
5/22	$1,051,596	$984,181	$970,316
6/22	$1,006,003	$953,181	$937,224
7/22	$1,008,586	$970,132	$951,107
8/22	$989,910	$927,912	$917,726
9/22	$940,710	$880,633	$871,379
10/22	$946,335	$876,044	$866,209
11/22	$1,016,558	$915,857	$910,013
12/22	$1,029,975	$914,305	$912,711
1/23	$1,066,673	$943,453	$943,824
2/23	$1,030,428	$911,991	$912,672
3/23	$1,065,853	$946,430	$947,772
4/23	$1,070,069	$950,265	$952,479
5/23	$1,055,425	$929,606	$932,905
6/23	$1,061,262	$929,480	$938,887
7/23	$1,070,288	$932,551	$946,772
8/23	$1,058,652	$919,628	$931,188
9/23	$1,019,790	$889,790	$900,748
10/23	$1,011,255	$880,023	$891,889
11/23	$1,060,721	$922,977	$936,115
12/23	$1,118,505	$961,712	$973,548
1/24	$1,103,402	$946,778	$958,488
2/24	$1,081,683	$934,455	$947,408
3/24	$1,087,724	$938,460	$950,604
4/24	$1,044,388	$914,100	$926,801
5/24	$1,078,592	$923,932	$937,766
6/24	$1,071,440	$923,615	$935,482
7/24	$1,112,608	$950,025	$961,138
8/24	$1,132,154	$971,894	$984,740
9/24	$1,160,176	$987,851	$1,004,360
10/24	$1,105,675	$953,669	$967,288

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.34%	0.14%	1.01%
FTSE World Government Bond Index (WGBI)	8.37%	(2.84)%	(0.47)%
Blended IndexFootnote Reference1	8.45%	(2.41)%	(0.33)%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 31,214,745
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,214,745
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	567
Portfolio Turnover Rate (for International Income Portfolio)	227%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Collateralized Mortgage Obligations	8.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Short-Term Investments	15.0%
Sovereign Government Bonds	65.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.4%
Japan	12.5%
Egypt	8.4%
Dominican Republic	8.0%
Serbia	7.8%
Singapore	7.6%
Iceland	7.0%
India	7.0%
Other	29.5%
Total Long Exposure	101.2%
South Africa	(6.6%)
Philippines	(7.8%)
Other	(16.1%)
Total Short Exposure	(30.5%)
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014445
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Advisers Class
Trading Symbol	EAFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$113	1.07%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative returns

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position dragged on returns relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Advisers Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$10,022	$10,054	$10,050
12/14	$9,931	$10,036	$9,924
1/15	$9,963	$10,227	$9,956
2/15	$10,107	$10,167	$10,097
3/15	$10,131	$10,209	$10,134
4/15	$10,211	$10,197	$10,228
5/15	$10,223	$10,180	$10,247
6/15	$10,164	$10,066	$10,204
7/15	$10,165	$10,125	$10,203
8/15	$10,073	$10,095	$10,132
9/15	$9,956	$10,134	$10,066
10/15	$10,015	$10,167	$10,048
11/15	$9,874	$10,130	$9,960
12/15	$9,747	$10,079	$9,855
1/16	$9,675	$10,190	$9,791
2/16	$9,651	$10,263	$9,739
3/16	$9,962	$10,388	$10,008
4/16	$10,201	$10,459	$10,206
5/16	$10,274	$10,467	$10,297
6/16	$10,274	$10,652	$10,300
7/16	$10,419	$10,739	$10,447
8/16	$10,506	$10,751	$10,525
9/16	$10,603	$10,753	$10,616
10/16	$10,689	$10,682	$10,704
11/16	$10,697	$10,442	$10,732
12/16	$10,847	$10,473	$10,856
1/17	$10,918	$10,510	$10,917
2/17	$10,986	$10,591	$10,972
3/17	$11,008	$10,588	$10,981
4/17	$11,080	$10,675	$11,029
5/17	$11,129	$10,758	$11,069
6/17	$11,127	$10,749	$11,064
7/17	$11,201	$10,802	$11,140
8/17	$11,187	$10,895	$11,135
9/17	$11,236	$10,857	$11,179
10/17	$11,286	$10,870	$11,246
11/17	$11,309	$10,854	$11,259
12/17	$11,334	$10,901	$11,303
1/18	$11,436	$10,797	$11,412
2/18	$11,434	$10,694	$11,435
3/18	$11,460	$10,748	$11,467
4/18	$11,511	$10,676	$11,514
5/18	$11,527	$10,735	$11,534
6/18	$11,541	$10,719	$11,547
7/18	$11,635	$10,741	$11,633
8/18	$11,690	$10,794	$11,679
9/18	$11,756	$10,748	$11,760
10/18	$11,721	$10,658	$11,756
11/18	$11,605	$10,706	$11,650
12/18	$11,318	$10,874	$11,353
1/19	$11,618	$11,024	$11,642
2/19	$11,769	$11,036	$11,828
3/19	$11,765	$11,235	$11,807
4/19	$11,919	$11,251	$12,002
5/19	$11,858	$11,423	$11,976
6/19	$11,917	$11,585	$12,005
7/19	$11,987	$11,619	$12,101
8/19	$11,965	$11,882	$12,068
9/19	$12,009	$11,830	$12,124
10/19	$11,953	$11,869	$12,070
11/19	$12,022	$11,866	$12,141
12/19	$12,213	$11,884	$12,334
1/20	$12,256	$12,097	$12,403
2/20	$12,098	$12,278	$12,239
3/20	$10,699	$12,039	$10,725
4/20	$11,089	$12,280	$11,208
5/20	$11,465	$12,394	$11,634
6/20	$11,613	$12,498	$11,766
7/20	$11,833	$12,717	$11,996
8/20	$12,000	$12,644	$12,176
9/20	$12,019	$12,621	$12,253
10/20	$12,043	$12,576	$12,278
11/20	$12,368	$12,740	$12,551
12/20	$12,524	$12,784	$12,720
1/21	$12,646	$12,704	$12,871
2/21	$12,693	$12,540	$12,947
3/21	$12,685	$12,394	$12,946
4/21	$12,752	$12,498	$13,013
5/21	$12,800	$12,546	$13,089
6/21	$12,893	$12,637	$13,137
7/21	$12,883	$12,764	$13,135
8/21	$12,963	$12,756	$13,198
9/21	$13,026	$12,647	$13,282
10/21	$13,031	$12,636	$13,318
11/21	$12,975	$12,652	$13,297
12/21	$13,085	$12,643	$13,382
1/22	$13,014	$12,366	$13,430
2/22	$12,986	$12,197	$13,361
3/22	$12,962	$11,870	$13,368
4/22	$12,879	$11,427	$13,397
5/22	$12,615	$11,490	$13,054
6/22	$12,216	$11,261	$12,771
7/22	$12,556	$11,544	$13,044
8/22	$12,642	$11,244	$13,241
9/22	$12,282	$10,759	$12,939
10/22	$12,437	$10,641	$13,068
11/22	$12,648	$11,038	$13,224
12/22	$12,642	$11,001	$13,278
1/23	$13,002	$11,342	$13,633
2/23	$13,029	$11,063	$13,711
3/23	$13,029	$11,323	$13,707
4/23	$13,157	$11,392	$13,851
5/23	$13,127	$11,274	$13,826
6/23	$13,342	$11,256	$14,139
7/23	$13,512	$11,267	$14,320
8/23	$13,655	$11,200	$14,488
9/23	$13,674	$10,932	$14,628
10/23	$13,599	$10,768	$14,625
11/23	$13,861	$11,253	$14,803
12/23	$14,127	$11,680	$15,047
1/24	$14,205	$11,652	$15,149
2/24	$14,312	$11,512	$15,287
3/24	$14,443	$11,625	$15,417
4/24	$14,468	$11,353	$15,510
5/24	$14,582	$11,542	$15,655
6/24	$14,642	$11,647	$15,710
7/24	$14,757	$11,911	$15,817
8/24	$14,871	$12,087	$15,917
9/24	$14,965	$12,253	$16,031
10/24	$15,039	$11,974	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Advisers Class	10.59%	4.69%	4.16%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 839,459,807
Holdings Count | Holding	1,128
Advisory Fees Paid, Amount	$ 4,499,124
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,459,807
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,128
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$4,499,124

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	1.3%
Common Stocks	1.3%
Asset-Backed Securities	3.5%
Short-Term Investments	3.9%
Corporate Bonds	18.3%
Senior Floating-Rate LoansFootnote Reference†	71.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
CCC or Lower	6.7%
B	56.5%
BB	25.3%
BBB	5.5%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.05% of the Fund's average daily net assets for Advisers Class. This agreement may be changed or terminated after March 1, 2025.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.05% of the Fund's average daily net assets for Advisers Class. This agreement may be changed or terminated after March 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014446
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class A
Trading Symbol	EVFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.07%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative returns

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position dragged on returns relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$9,686	$10,054	$10,050
12/14	$9,606	$10,036	$9,924
1/15	$9,637	$10,227	$9,956
2/15	$9,770	$10,167	$10,097
3/15	$9,793	$10,209	$10,134
4/15	$9,880	$10,197	$10,228
5/15	$9,893	$10,180	$10,247
6/15	$9,831	$10,066	$10,204
7/15	$9,833	$10,125	$10,203
8/15	$9,742	$10,095	$10,132
9/15	$9,627	$10,134	$10,066
10/15	$9,684	$10,167	$10,048
11/15	$9,558	$10,130	$9,960
12/15	$9,433	$10,079	$9,855
1/16	$9,360	$10,190	$9,791
2/16	$9,340	$10,263	$9,739
3/16	$9,635	$10,388	$10,008
4/16	$9,865	$10,459	$10,206
5/16	$9,934	$10,467	$10,297
6/16	$9,937	$10,652	$10,300
7/16	$10,082	$10,739	$10,447
8/16	$10,163	$10,751	$10,525
9/16	$10,254	$10,753	$10,616
10/16	$10,344	$10,682	$10,704
11/16	$10,354	$10,442	$10,732
12/16	$10,503	$10,473	$10,856
1/17	$10,571	$10,510	$10,917
2/17	$10,634	$10,591	$10,972
3/17	$10,656	$10,588	$10,981
4/17	$10,712	$10,675	$11,029
5/17	$10,758	$10,758	$11,069
6/17	$10,770	$10,749	$11,064
7/17	$10,828	$10,802	$11,140
8/17	$10,818	$10,895	$11,135
9/17	$10,864	$10,857	$11,179
10/17	$10,923	$10,870	$11,246
11/17	$10,935	$10,854	$11,259
12/17	$10,960	$10,901	$11,303
1/18	$11,055	$10,797	$11,412
2/18	$11,055	$10,694	$11,435
3/18	$11,081	$10,748	$11,467
4/18	$11,142	$10,676	$11,514
5/18	$11,147	$10,735	$11,534
6/18	$11,162	$10,719	$11,547
7/18	$11,250	$10,741	$11,633
8/18	$11,314	$10,794	$11,679
9/18	$11,364	$10,748	$11,760
10/18	$11,335	$10,658	$11,756
11/18	$11,232	$10,706	$11,650
12/18	$10,949	$10,874	$11,353
1/19	$11,237	$11,024	$11,642
2/19	$11,389	$11,036	$11,828
3/19	$11,376	$11,235	$11,807
4/19	$11,532	$11,251	$12,002
5/19	$11,478	$11,423	$11,976
6/19	$11,522	$11,585	$12,005
7/19	$11,589	$11,619	$12,101
8/19	$11,572	$11,882	$12,068
9/19	$11,614	$11,830	$12,124
10/19	$11,566	$11,869	$12,070
11/19	$11,631	$11,866	$12,141
12/19	$11,820	$11,884	$12,334
1/20	$11,849	$12,097	$12,403
2/20	$11,694	$12,278	$12,239
3/20	$10,347	$12,039	$10,725
4/20	$10,730	$12,280	$11,208
5/20	$11,087	$12,394	$11,634
6/20	$11,236	$12,498	$11,766
7/20	$11,439	$12,717	$11,996
8/20	$11,605	$12,644	$12,176
9/20	$11,625	$12,621	$12,253
10/20	$11,662	$12,576	$12,278
11/20	$11,973	$12,740	$12,551
12/20	$12,117	$12,784	$12,720
1/21	$12,230	$12,704	$12,871
2/21	$12,288	$12,540	$12,947
3/21	$12,270	$12,394	$12,946
4/21	$12,332	$12,498	$13,013
5/21	$12,392	$12,546	$13,089
6/21	$12,465	$12,637	$13,137
7/21	$12,471	$12,764	$13,135
8/21	$12,546	$12,756	$13,198
9/21	$12,605	$12,647	$13,282
10/21	$12,611	$12,636	$13,318
11/21	$12,549	$12,652	$13,297
12/21	$12,651	$12,643	$13,382
1/22	$12,602	$12,366	$13,430
2/22	$12,565	$12,197	$13,361
3/22	$12,545	$11,870	$13,368
4/22	$12,458	$11,427	$13,397
5/22	$12,207	$11,490	$13,054
6/22	$11,819	$11,261	$12,771
7/22	$12,144	$11,544	$13,044
8/22	$12,223	$11,244	$13,241
9/22	$11,880	$10,759	$12,939
10/22	$12,031	$10,641	$13,068
11/22	$12,242	$11,038	$13,224
12/22	$12,227	$11,001	$13,278
1/23	$12,573	$11,342	$13,633
2/23	$12,601	$11,063	$13,711
3/23	$12,606	$11,323	$13,707
4/23	$12,727	$11,392	$13,851
5/23	$12,690	$11,274	$13,826
6/23	$12,905	$11,256	$14,139
7/23	$13,080	$11,267	$14,320
8/23	$13,200	$11,200	$14,488
9/23	$13,223	$10,932	$14,628
10/23	$13,160	$10,768	$14,625
11/23	$13,419	$11,253	$14,803
12/23	$13,666	$11,680	$15,047
1/24	$13,743	$11,652	$15,149
2/24	$13,845	$11,512	$15,287
3/24	$13,969	$11,625	$15,417
4/24	$13,998	$11,353	$15,510
5/24	$14,108	$11,542	$15,655
6/24	$14,167	$11,647	$15,710
7/24	$14,278	$11,911	$15,817
8/24	$14,387	$12,087	$15,917
9/24	$14,461	$12,253	$16,031
10/24	$14,547	$11,974	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	10.57%	4.69%	4.16%
Class A with 3.25% Maximum Sales Charge	6.97%	4.00%	3.82%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 839,459,807
Holdings Count | Holding	1,128
Advisory Fees Paid, Amount	$ 4,499,124
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,459,807
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,128
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$4,499,124

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	1.3%
Common Stocks	1.3%
Asset-Backed Securities	3.5%
Short-Term Investments	3.9%
Corporate Bonds	18.3%
Senior Floating-Rate LoansFootnote Reference†	71.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
CCC or Lower	6.7%
B	56.5%
BB	25.3%
BBB	5.5%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.05% of the Fund's average daily net assets for Class A. This agreement may be changed or terminated after March 1, 2025.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.05% of the Fund's average daily net assets for Class A. This agreement may be changed or terminated after March 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014448
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class C
Trading Symbol	ECFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.82%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position dragged on returns relative to the Index

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative returns

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$10,015	$10,054	$10,050
12/14	$9,918	$10,036	$9,924
1/15	$9,944	$10,227	$9,956
2/15	$10,082	$10,167	$10,097
3/15	$10,100	$10,209	$10,134
4/15	$10,185	$10,197	$10,228
5/15	$10,190	$10,180	$10,247
6/15	$10,114	$10,066	$10,204
7/15	$10,108	$10,125	$10,203
8/15	$10,010	$10,095	$10,132
9/15	$9,887	$10,134	$10,066
10/15	$9,939	$10,167	$10,048
11/15	$9,805	$10,130	$9,960
12/15	$9,672	$10,079	$9,855
1/16	$9,583	$10,190	$9,791
2/16	$9,565	$10,263	$9,739
3/16	$9,855	$10,388	$10,008
4/16	$10,086	$10,459	$10,206
5/16	$10,152	$10,467	$10,297
6/16	$10,146	$10,652	$10,300
7/16	$10,283	$10,739	$10,447
8/16	$10,362	$10,751	$10,525
9/16	$10,452	$10,753	$10,616
10/16	$10,530	$10,682	$10,704
11/16	$10,531	$10,442	$10,732
12/16	$10,684	$10,473	$10,856
1/17	$10,748	$10,510	$10,917
2/17	$10,797	$10,591	$10,972
3/17	$10,823	$10,588	$10,981
4/17	$10,875	$10,675	$11,029
5/17	$10,916	$10,758	$11,069
6/17	$10,907	$10,749	$11,064
7/17	$10,973	$10,802	$11,140
8/17	$10,953	$10,895	$11,135
9/17	$10,993	$10,857	$11,179
10/17	$11,048	$10,870	$11,246
11/17	$11,051	$10,854	$11,259
12/17	$11,068	$10,901	$11,303
1/18	$11,161	$10,797	$11,412
2/18	$11,153	$10,694	$11,435
3/18	$11,171	$10,748	$11,467
4/18	$11,214	$10,676	$11,514
5/18	$11,223	$10,735	$11,534
6/18	$11,229	$10,719	$11,547
7/18	$11,314	$10,741	$11,633
8/18	$11,360	$10,794	$11,679
9/18	$11,417	$10,748	$11,760
10/18	$11,375	$10,658	$11,756
11/18	$11,255	$10,706	$11,650
12/18	$10,982	$10,874	$11,353
1/19	$11,254	$11,024	$11,642
2/19	$11,394	$11,036	$11,828
3/19	$11,382	$11,235	$11,807
4/19	$11,525	$11,251	$12,002
5/19	$11,471	$11,423	$11,976
6/19	$11,508	$11,585	$12,005
7/19	$11,568	$11,619	$12,101
8/19	$11,539	$11,882	$12,068
9/19	$11,574	$11,830	$12,124
10/19	$11,527	$11,869	$12,070
11/19	$11,572	$11,866	$12,141
12/19	$11,750	$11,884	$12,334
1/20	$11,783	$12,097	$12,403
2/20	$11,624	$12,278	$12,239
3/20	$10,270	$12,039	$10,725
4/20	$10,652	$12,280	$11,208
5/20	$10,993	$12,394	$11,634
6/20	$11,128	$12,498	$11,766
7/20	$11,333	$12,717	$11,996
8/20	$11,486	$12,644	$12,176
9/20	$11,497	$12,621	$12,253
10/20	$11,527	$12,576	$12,278
11/20	$11,831	$12,740	$12,551
12/20	$11,959	$12,784	$12,720
1/21	$12,068	$12,704	$12,871
2/21	$12,121	$12,540	$12,947
3/21	$12,091	$12,394	$12,946
4/21	$12,147	$12,498	$13,013
5/21	$12,199	$12,546	$13,089
6/21	$12,266	$12,637	$13,137
7/21	$12,263	$12,764	$13,135
8/21	$12,331	$12,756	$13,198
9/21	$12,370	$12,647	$13,282
10/21	$12,380	$12,636	$13,318
11/21	$12,319	$12,652	$13,297
12/21	$12,402	$12,643	$13,382
1/22	$12,341	$12,366	$13,430
2/22	$12,292	$12,197	$13,361
3/22	$12,276	$11,870	$13,368
4/22	$12,175	$11,427	$13,397
5/22	$11,932	$11,490	$13,054
6/22	$11,533	$11,261	$12,771
7/22	$11,861	$11,544	$13,044
8/22	$11,918	$11,244	$13,241
9/22	$11,580	$10,759	$12,939
10/22	$11,711	$10,641	$13,068
11/22	$11,918	$11,038	$13,224
12/22	$11,890	$11,001	$13,278
1/23	$12,222	$11,342	$13,633
2/23	$12,240	$11,063	$13,711
3/23	$12,247	$11,323	$13,707
4/23	$12,345	$11,392	$13,851
5/23	$12,309	$11,274	$13,826
6/23	$12,518	$11,256	$14,139
7/23	$12,670	$11,267	$14,320
8/23	$12,780	$11,200	$14,488
9/23	$12,790	$10,932	$14,628
10/23	$12,727	$10,768	$14,625
11/23	$12,965	$11,253	$14,803
12/23	$13,205	$11,680	$15,047
1/24	$13,270	$11,652	$15,149
2/24	$13,346	$11,512	$15,287
3/24	$13,459	$11,625	$15,417
4/24	$13,474	$11,353	$15,510
5/24	$13,572	$11,542	$15,655
6/24	$13,619	$11,647	$15,710
7/24	$13,718	$11,911	$15,817
8/24	$13,815	$12,087	$15,917
9/24	$13,894	$12,253	$16,031
10/24	$14,164	$11,974	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.77%	3.92%	3.54%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	8.77%	3.92%	3.54%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 839,459,807
Holdings Count | Holding	1,128
Advisory Fees Paid, Amount	$ 4,499,124
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,459,807
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,128
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$4,499,124

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	1.3%
Common Stocks	1.3%
Asset-Backed Securities	3.5%
Short-Term Investments	3.9%
Corporate Bonds	18.3%
Senior Floating-Rate LoansFootnote Reference†	71.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
CCC or Lower	6.7%
B	56.5%
BB	25.3%
BBB	5.5%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.80% of the Fund's average daily net assets for Class C. This agreement may be changed or terminated after March 1, 2025.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.80% of the Fund's average daily net assets for Class C. This agreement may be changed or terminated after March 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014449
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class I
Trading Symbol	EIFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.82%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative returns

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position dragged on returns relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,001,244	$1,005,397	$1,004,967
12/14	$992,419	$1,003,580	$992,356
1/15	$995,815	$1,022,684	$995,649
2/15	$1,010,389	$1,016,723	$1,009,696
3/15	$1,013,010	$1,020,920	$1,013,447
4/15	$1,022,357	$1,019,735	$1,022,770
5/15	$1,023,770	$1,017,951	$1,024,690
6/15	$1,018,139	$1,006,590	$1,020,403
7/15	$1,018,377	$1,012,452	$1,020,340
8/15	$1,008,270	$1,009,468	$1,013,203
9/15	$996,768	$1,013,420	$1,006,623
10/15	$1,002,888	$1,016,659	$1,004,785
11/15	$990,144	$1,012,952	$995,983
12/15	$977,571	$1,007,891	$985,526
1/16	$969,464	$1,019,017	$979,091
2/16	$968,426	$1,026,256	$973,932
3/16	$998,580	$1,038,833	$1,000,771
4/16	$1,022,713	$1,045,911	$1,020,638
5/16	$1,030,270	$1,046,728	$1,029,737
6/16	$1,030,518	$1,065,155	$1,029,955
7/16	$1,045,295	$1,073,933	$1,044,688
8/16	$1,055,428	$1,075,091	$1,052,533
9/16	$1,064,208	$1,075,347	$1,061,626
10/16	$1,072,993	$1,068,213	$1,070,389
11/16	$1,075,299	$1,044,202	$1,073,222
12/16	$1,090,527	$1,047,304	$1,085,632
1/17	$1,097,978	$1,050,999	$1,091,706
2/17	$1,103,785	$1,059,108	$1,097,184
3/17	$1,107,418	$1,058,753	$1,098,067
4/17	$1,113,651	$1,067,538	$1,102,860
5/17	$1,118,775	$1,075,775	$1,106,892
6/17	$1,120,042	$1,074,863	$1,106,418
7/17	$1,126,492	$1,080,216	$1,114,031
8/17	$1,125,388	$1,089,536	$1,113,540
9/17	$1,130,490	$1,085,702	$1,117,893
10/17	$1,137,037	$1,087,005	$1,124,579
11/17	$1,138,343	$1,085,360	$1,125,884
12/17	$1,141,035	$1,090,145	$1,130,343
1/18	$1,151,601	$1,079,655	$1,141,223
2/18	$1,151,591	$1,069,417	$1,143,489
3/18	$1,154,479	$1,074,811	$1,146,711
4/18	$1,161,199	$1,067,639	$1,151,449
5/18	$1,161,731	$1,073,462	$1,153,390
6/18	$1,163,405	$1,071,905	$1,154,720
7/18	$1,173,127	$1,074,148	$1,163,254
8/18	$1,178,873	$1,079,440	$1,167,921
9/18	$1,185,795	$1,074,815	$1,175,951
10/18	$1,182,501	$1,065,824	$1,175,586
11/18	$1,171,013	$1,070,617	$1,164,980
12/18	$1,143,632	$1,087,367	$1,135,333
1/19	$1,172,863	$1,102,360	$1,164,246
2/19	$1,188,325	$1,103,561	$1,182,778
3/19	$1,188,196	$1,123,489	$1,180,713
4/19	$1,205,372	$1,125,062	$1,200,213
5/19	$1,199,422	$1,142,296	$1,197,610
6/19	$1,204,247	$1,158,453	$1,200,512
7/19	$1,211,562	$1,161,901	$1,210,136
8/19	$1,209,621	$1,188,192	$1,206,810
9/19	$1,214,297	$1,183,044	$1,212,440
10/19	$1,210,345	$1,186,867	$1,206,986
11/19	$1,216,145	$1,186,629	$1,214,077
12/19	$1,237,199	$1,188,398	$1,233,447
1/20	$1,240,323	$1,209,727	$1,240,338
2/20	$1,224,574	$1,227,840	$1,223,946
3/20	$1,083,218	$1,203,856	$1,072,542
4/20	$1,124,348	$1,227,971	$1,120,824
5/20	$1,161,265	$1,239,440	$1,163,366
6/20	$1,176,475	$1,249,782	$1,176,608
7/20	$1,199,034	$1,271,736	$1,199,636
8/20	$1,216,214	$1,264,402	$1,217,554
9/20	$1,218,446	$1,262,124	$1,225,275
10/20	$1,222,582	$1,257,613	$1,227,767
11/20	$1,255,774	$1,274,024	$1,255,096
12/20	$1,270,400	$1,278,423	$1,271,986
1/21	$1,283,066	$1,270,388	$1,287,110
2/21	$1,289,613	$1,253,996	$1,294,673
3/21	$1,287,594	$1,239,403	$1,294,641
4/21	$1,294,557	$1,249,825	$1,301,294
5/21	$1,301,268	$1,254,592	$1,308,853
6/21	$1,309,471	$1,263,738	$1,313,701
7/21	$1,310,263	$1,276,427	$1,313,527
8/21	$1,318,619	$1,275,575	$1,319,764
9/21	$1,323,841	$1,264,683	$1,328,244
10/21	$1,326,079	$1,263,649	$1,331,786
11/21	$1,320,657	$1,265,175	$1,329,662
12/21	$1,330,644	$1,264,322	$1,338,159
1/22	$1,325,258	$1,236,603	$1,343,025
2/22	$1,322,604	$1,219,743	$1,336,129
3/22	$1,320,463	$1,187,019	$1,336,768
4/22	$1,312,264	$1,142,746	$1,339,669
5/22	$1,285,717	$1,149,034	$1,305,398
6/22	$1,243,828	$1,126,073	$1,277,121
7/22	$1,280,222	$1,154,385	$1,304,355
8/22	$1,287,684	$1,124,375	$1,324,052
9/22	$1,252,865	$1,075,933	$1,293,895
10/22	$1,267,335	$1,064,128	$1,306,753
11/22	$1,290,697	$1,103,805	$1,322,406
12/22	$1,288,822	$1,100,056	$1,327,841
1/23	$1,325,840	$1,134,180	$1,363,259
2/23	$1,328,765	$1,106,311	$1,371,123
3/23	$1,330,737	$1,132,265	$1,370,692
4/23	$1,342,450	$1,139,182	$1,385,108
5/23	$1,339,685	$1,127,371	$1,382,564
6/23	$1,363,490	$1,125,619	$1,413,868
7/23	$1,381,166	$1,126,738	$1,432,041
8/23	$1,394,399	$1,119,953	$1,448,819
9/23	$1,396,632	$1,093,247	$1,462,762
10/23	$1,390,986	$1,076,807	$1,462,497
11/23	$1,418,076	$1,125,268	$1,480,335
12/23	$1,445,494	$1,167,966	$1,504,726
1/24	$1,453,811	$1,165,171	$1,514,884
2/24	$1,463,276	$1,151,201	$1,528,658
3/24	$1,476,951	$1,162,504	$1,541,681
4/24	$1,481,582	$1,135,338	$1,550,957
5/24	$1,491,873	$1,154,158	$1,565,521
6/24	$1,498,232	$1,164,708	$1,570,989
7/24	$1,512,175	$1,191,145	$1,581,703
8/24	$1,522,335	$1,208,679	$1,591,738
9/24	$1,532,274	$1,225,257	$1,603,094
10/24	$1,542,071	$1,197,428	$1,616,889

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.86%	4.96%	4.42%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 839,459,807
Holdings Count | Holding	1,128
Advisory Fees Paid, Amount	$ 4,499,124
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,459,807
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,128
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$4,499,124

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	1.3%
Common Stocks	1.3%
Asset-Backed Securities	3.5%
Short-Term Investments	3.9%
Corporate Bonds	18.3%
Senior Floating-Rate LoansFootnote Reference†	71.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
CCC or Lower	6.7%
B	56.5%
BB	25.3%
BBB	5.5%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.80% of the Fund's average daily net assets for Class I. This agreement may be changed or terminated after March 1, 2025.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.80% of the Fund's average daily net assets for Class I. This agreement may be changed or terminated after March 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000171616
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class R6
Trading Symbol	ESFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.76%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative returns

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position dragged on returns relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/14	$5,000,000	$5,000,000	$5,000,000
11/14	$5,006,222	$5,026,983	$5,024,836
12/14	$4,962,096	$5,017,901	$4,961,781
1/15	$4,979,075	$5,113,418	$4,978,245
2/15	$5,051,946	$5,083,617	$5,048,479
3/15	$5,065,049	$5,104,598	$5,067,234
4/15	$5,111,785	$5,098,676	$5,113,849
5/15	$5,118,848	$5,089,756	$5,123,449
6/15	$5,090,697	$5,032,951	$5,102,017
7/15	$5,091,887	$5,062,258	$5,101,701
8/15	$5,041,350	$5,047,342	$5,066,014
9/15	$4,983,842	$5,067,099	$5,033,115
10/15	$5,014,439	$5,083,296	$5,023,927
11/15	$4,950,720	$5,064,759	$4,979,917
12/15	$4,887,856	$5,039,457	$4,927,628
1/16	$4,847,318	$5,095,087	$4,895,453
2/16	$4,842,129	$5,131,280	$4,869,659
3/16	$4,992,902	$5,194,166	$5,003,856
4/16	$5,113,564	$5,229,555	$5,103,190
5/16	$5,151,349	$5,233,640	$5,148,685
6/16	$5,152,731	$5,325,777	$5,149,773
7/16	$5,227,360	$5,369,663	$5,223,440
8/16	$5,272,407	$5,375,456	$5,262,665
9/16	$5,323,031	$5,376,733	$5,308,130
10/16	$5,369,921	$5,341,063	$5,351,946
11/16	$5,374,763	$5,221,011	$5,366,111
12/16	$5,450,819	$5,236,520	$5,428,159
1/17	$5,494,517	$5,254,995	$5,458,532
2/17	$5,522,541	$5,295,541	$5,485,921
3/17	$5,540,938	$5,293,767	$5,490,333
4/17	$5,572,344	$5,337,691	$5,514,301
5/17	$5,598,195	$5,378,873	$5,534,462
6/17	$5,598,347	$5,374,313	$5,532,091
7/17	$5,637,140	$5,401,082	$5,570,155
8/17	$5,631,805	$5,447,680	$5,567,700
9/17	$5,657,531	$5,428,508	$5,589,467
10/17	$5,690,522	$5,435,026	$5,622,897
11/17	$5,697,255	$5,426,801	$5,629,422
12/17	$5,710,929	$5,450,725	$5,651,716
1/18	$5,764,017	$5,398,274	$5,706,113
2/18	$5,764,163	$5,347,087	$5,717,443
3/18	$5,778,827	$5,374,056	$5,733,554
4/18	$5,806,153	$5,338,197	$5,757,245
5/18	$5,815,550	$5,367,309	$5,766,951
6/18	$5,824,122	$5,359,525	$5,773,602
7/18	$5,872,988	$5,370,741	$5,816,272
8/18	$5,902,033	$5,397,201	$5,839,607
9/18	$5,936,899	$5,374,074	$5,879,756
10/18	$5,920,981	$5,329,118	$5,877,931
11/18	$5,863,708	$5,353,085	$5,824,901
12/18	$5,726,885	$5,436,837	$5,676,667
1/19	$5,873,638	$5,511,800	$5,821,231
2/19	$5,951,314	$5,517,807	$5,913,888
3/19	$5,950,931	$5,617,446	$5,903,564
4/19	$6,037,281	$5,625,309	$6,001,067
5/19	$6,007,767	$5,711,481	$5,988,052
6/19	$6,032,232	$5,792,265	$6,002,560
7/19	$6,069,198	$5,809,507	$6,050,679
8/19	$6,059,407	$5,940,961	$6,034,049
9/19	$6,083,145	$5,915,222	$6,062,199
10/19	$6,063,654	$5,934,333	$6,034,929
11/19	$6,093,087	$5,933,147	$6,070,386
12/19	$6,198,891	$5,941,988	$6,167,233
1/20	$6,214,867	$6,048,634	$6,201,692
2/20	$6,136,247	$6,139,202	$6,119,732
3/20	$5,428,027	$6,019,281	$5,362,710
4/20	$5,634,478	$6,139,856	$5,604,122
5/20	$5,819,837	$6,197,201	$5,816,829
6/20	$5,896,414	$6,248,911	$5,883,038
7/20	$6,009,838	$6,358,678	$5,998,178
8/20	$6,095,453	$6,322,012	$6,087,770
9/20	$6,106,939	$6,310,618	$6,126,373
10/20	$6,127,155	$6,288,063	$6,138,834
11/20	$6,293,818	$6,370,118	$6,275,482
12/20	$6,367,463	$6,392,115	$6,359,930
1/21	$6,431,279	$6,351,938	$6,435,550
2/21	$6,464,299	$6,269,979	$6,473,367
3/21	$6,454,574	$6,197,013	$6,473,206
4/21	$6,490,294	$6,249,123	$6,506,471
5/21	$6,524,185	$6,272,959	$6,544,264
6/21	$6,565,541	$6,318,690	$6,568,503
7/21	$6,569,737	$6,382,137	$6,567,634
8/21	$6,612,146	$6,377,877	$6,598,822
9/21	$6,638,588	$6,323,413	$6,641,221
10/21	$6,650,142	$6,318,245	$6,658,928
11/21	$6,623,207	$6,325,877	$6,648,308
12/21	$6,673,550	$6,321,611	$6,690,797
1/22	$6,646,783	$6,183,015	$6,715,127
2/22	$6,633,790	$6,098,716	$6,680,647
3/22	$6,623,288	$5,935,095	$6,683,839
4/22	$6,582,399	$5,713,731	$6,698,344
5/22	$6,449,470	$5,745,169	$6,526,988
6/22	$6,239,579	$5,630,366	$6,385,605
7/22	$6,422,387	$5,771,925	$6,521,776
8/22	$6,460,117	$5,621,876	$6,620,262
9/22	$6,285,435	$5,379,665	$6,469,475
10/22	$6,358,978	$5,320,638	$6,533,762
11/22	$6,476,741	$5,519,025	$6,612,028
12/22	$6,467,713	$5,500,280	$6,639,203
1/23	$6,653,874	$5,670,901	$6,816,295
2/23	$6,668,727	$5,531,557	$6,855,614
3/23	$6,679,008	$5,661,324	$6,853,461
4/23	$6,738,026	$5,695,908	$6,925,542
5/23	$6,724,573	$5,636,854	$6,912,822
6/23	$6,844,491	$5,628,094	$7,069,338
7/23	$6,933,668	$5,633,689	$7,160,203
8/23	$7,000,555	$5,599,763	$7,244,093
9/23	$7,012,213	$5,466,236	$7,313,810
10/23	$6,984,020	$5,384,034	$7,312,483
11/23	$7,120,462	$5,626,342	$7,401,673
12/23	$7,258,582	$5,839,829	$7,523,630
1/24	$7,300,828	$5,825,853	$7,574,419
2/24	$7,348,800	$5,756,004	$7,643,290
3/24	$7,417,853	$5,812,519	$7,708,406
4/24	$7,441,310	$5,676,689	$7,754,784
5/24	$7,493,321	$5,770,788	$7,827,607
6/24	$7,525,665	$5,823,542	$7,854,947
7/24	$7,596,207	$5,955,723	$7,908,516
8/24	$7,647,566	$6,043,397	$7,958,692
9/24	$7,697,821	$6,126,285	$8,015,472
10/24	$7,747,659	$5,987,140	$8,084,443

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	10.93%	5.02%	4.47%
Bloomberg U.S. Universal IndexFootnote Reference2	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 839,459,807
Holdings Count | Holding	1,128
Advisory Fees Paid, Amount	$ 4,499,124
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,459,807
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,128
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$4,499,124

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	1.3%
Common Stocks	1.3%
Asset-Backed Securities	3.5%
Short-Term Investments	3.9%
Corporate Bonds	18.3%
Senior Floating-Rate LoansFootnote Reference†	71.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
CCC or Lower	6.7%
B	56.5%
BB	25.3%
BBB	5.5%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.75% of the Fund's average daily net assets for Class R6. This agreement may be changed or terminated after March 1, 2025.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.75% of the Fund's average daily net assets for Class R6. This agreement may be changed or terminated after March 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014440
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Advisers Class
Trading Symbol	EABLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$111	1.06%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans detracted from Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Advisers Class	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$10,031	$10,054	$10,050
12/14	$9,941	$10,036	$9,924
1/15	$9,960	$10,227	$9,956
2/15	$10,089	$10,167	$10,097
3/15	$10,123	$10,209	$10,134
4/15	$10,211	$10,197	$10,228
5/15	$10,210	$10,180	$10,247
6/15	$10,162	$10,066	$10,204
7/15	$10,160	$10,125	$10,203
8/15	$10,068	$10,095	$10,132
9/15	$9,986	$10,134	$10,066
10/15	$9,997	$10,167	$10,048
11/15	$9,869	$10,130	$9,960
12/15	$9,754	$10,079	$9,855
1/16	$9,671	$10,190	$9,791
2/16	$9,633	$10,263	$9,739
3/16	$9,938	$10,388	$10,008
4/16	$10,184	$10,459	$10,206
5/16	$10,254	$10,467	$10,297
6/16	$10,253	$10,652	$10,300
7/16	$10,383	$10,739	$10,447
8/16	$10,454	$10,751	$10,525
9/16	$10,560	$10,753	$10,616
10/16	$10,654	$10,682	$10,704
11/16	$10,673	$10,442	$10,732
12/16	$10,819	$10,473	$10,856
1/17	$10,888	$10,510	$10,917
2/17	$10,940	$10,591	$10,972
3/17	$10,971	$10,588	$10,981
4/17	$11,016	$10,675	$11,029
5/17	$11,061	$10,758	$11,069
6/17	$11,057	$10,749	$11,064
7/17	$11,116	$10,802	$11,140
8/17	$11,113	$10,895	$11,135
9/17	$11,159	$10,857	$11,179
10/17	$11,219	$10,870	$11,246
11/17	$11,239	$10,854	$11,259
12/17	$11,261	$10,901	$11,303
1/18	$11,373	$10,797	$11,412
2/18	$11,394	$10,694	$11,435
3/18	$11,430	$10,748	$11,467
4/18	$11,492	$10,676	$11,514
5/18	$11,505	$10,735	$11,534
6/18	$11,518	$10,719	$11,547
7/18	$11,609	$10,741	$11,633
8/18	$11,661	$10,794	$11,679
9/18	$11,725	$10,748	$11,760
10/18	$11,716	$10,658	$11,756
11/18	$11,615	$10,706	$11,650
12/18	$11,321	$10,874	$11,353
1/19	$11,576	$11,024	$11,642
2/19	$11,736	$11,036	$11,828
3/19	$11,706	$11,235	$11,807
4/19	$11,870	$11,251	$12,002
5/19	$11,824	$11,423	$11,976
6/19	$11,841	$11,585	$12,005
7/19	$11,912	$11,619	$12,101
8/19	$11,877	$11,882	$12,068
9/19	$11,920	$11,830	$12,124
10/19	$11,852	$11,869	$12,070
11/19	$11,917	$11,866	$12,141
12/19	$12,090	$11,884	$12,334
1/20	$12,145	$12,097	$12,403
2/20	$12,003	$12,278	$12,239
3/20	$10,636	$12,039	$10,725
4/20	$11,014	$12,280	$11,208
5/20	$11,366	$12,394	$11,634
6/20	$11,523	$12,498	$11,766
7/20	$11,681	$12,717	$11,996
8/20	$11,868	$12,644	$12,176
9/20	$11,914	$12,621	$12,253
10/20	$11,935	$12,576	$12,278
11/20	$12,221	$12,740	$12,551
12/20	$12,360	$12,784	$12,720
1/21	$12,491	$12,704	$12,871
2/21	$12,535	$12,540	$12,947
3/21	$12,511	$12,394	$12,946
4/21	$12,559	$12,498	$13,013
5/21	$12,619	$12,546	$13,089
6/21	$12,679	$12,637	$13,137
7/21	$12,668	$12,764	$13,135
8/21	$12,758	$12,756	$13,198
9/21	$12,789	$12,647	$13,282
10/21	$12,806	$12,636	$13,318
11/21	$12,779	$12,652	$13,297
12/21	$12,846	$12,643	$13,382
1/22	$12,848	$12,366	$13,430
2/22	$12,789	$12,197	$13,361
3/22	$12,779	$11,870	$13,368
4/22	$12,756	$11,427	$13,397
5/22	$12,440	$11,490	$13,054
6/22	$12,110	$11,261	$12,771
7/22	$12,381	$11,544	$13,044
8/22	$12,526	$11,244	$13,241
9/22	$12,207	$10,759	$12,939
10/22	$12,332	$10,641	$13,068
11/22	$12,511	$11,038	$13,224
12/22	$12,525	$11,001	$13,278
1/23	$12,850	$11,342	$13,633
2/23	$12,925	$11,063	$13,711
3/23	$12,885	$11,323	$13,707
4/23	$13,015	$11,392	$13,851
5/23	$13,007	$11,274	$13,826
6/23	$13,237	$11,256	$14,139
7/23	$13,410	$11,267	$14,320
8/23	$13,573	$11,200	$14,488
9/23	$13,612	$10,932	$14,628
10/23	$13,578	$10,768	$14,625
11/23	$13,776	$11,253	$14,803
12/23	$14,003	$11,680	$15,047
1/24	$14,103	$11,652	$15,149
2/24	$14,214	$11,512	$15,287
3/24	$14,330	$11,625	$15,417
4/24	$14,375	$11,353	$15,510
5/24	$14,476	$11,542	$15,655
6/24	$14,521	$11,647	$15,710
7/24	$14,640	$11,911	$15,817
8/24	$14,721	$12,087	$15,917
9/24	$14,800	$12,253	$16,031
10/24	$14,912	$11,974	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Advisers Class	9.82%	4.70%	4.07%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 4,607,023,563
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 23,969,194
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,607,023,563
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	646
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	31%
Total Advisory Fees Paid	$23,969,194

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.3%
Asset-Backed Securities	3.8%
Short-Term Investments	4.0%
Corporate Bonds	8.2%
Senior Floating-Rate Loans	82.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.1%
CCC or Lower	5.8%
B	59.4%
BB	23.0%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014441
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class A
Trading Symbol	EVBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.06%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans detracted from Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$9,716	$10,054	$10,050
12/14	$9,632	$10,036	$9,924
1/15	$9,651	$10,227	$9,956
2/15	$9,773	$10,167	$10,097
3/15	$9,805	$10,209	$10,134
4/15	$9,889	$10,197	$10,228
5/15	$9,889	$10,180	$10,247
6/15	$9,834	$10,066	$10,204
7/15	$9,845	$10,125	$10,203
8/15	$9,749	$10,095	$10,132
9/15	$9,672	$10,134	$10,066
10/15	$9,684	$10,167	$10,048
11/15	$9,554	$10,130	$9,960
12/15	$9,448	$10,079	$9,855
1/16	$9,371	$10,190	$9,791
2/16	$9,326	$10,263	$9,739
3/16	$9,624	$10,388	$10,008
4/16	$9,855	$10,459	$10,206
5/16	$9,933	$10,467	$10,297
6/16	$9,922	$10,652	$10,300
7/16	$10,056	$10,739	$10,447
8/16	$10,124	$10,751	$10,525
9/16	$10,224	$10,753	$10,616
10/16	$10,313	$10,682	$10,704
11/16	$10,332	$10,442	$10,732
12/16	$10,481	$10,473	$10,856
1/17	$10,546	$10,510	$10,917
2/17	$10,596	$10,591	$10,972
3/17	$10,615	$10,588	$10,981
4/17	$10,669	$10,675	$11,029
5/17	$10,701	$10,758	$11,069
6/17	$10,710	$10,749	$11,064
7/17	$10,766	$10,802	$11,140
8/17	$10,765	$10,895	$11,135
9/17	$10,797	$10,857	$11,179
10/17	$10,866	$10,870	$11,246
11/17	$10,874	$10,854	$11,259
12/17	$10,908	$10,901	$11,303
1/18	$11,013	$10,797	$11,412
2/18	$11,034	$10,694	$11,435
3/18	$11,070	$10,748	$11,467
4/18	$11,128	$10,676	$11,514
5/18	$11,142	$10,735	$11,534
6/18	$11,155	$10,719	$11,547
7/18	$11,241	$10,741	$11,633
8/18	$11,292	$10,794	$11,679
9/18	$11,353	$10,748	$11,760
10/18	$11,346	$10,658	$11,756
11/18	$11,240	$10,706	$11,650
12/18	$10,967	$10,874	$11,353
1/19	$11,219	$11,024	$11,642
2/19	$11,358	$11,036	$11,828
3/19	$11,344	$11,235	$11,807
4/19	$11,499	$11,251	$12,002
5/19	$11,457	$11,423	$11,976
6/19	$11,462	$11,585	$12,005
7/19	$11,530	$11,619	$12,101
8/19	$11,512	$11,882	$12,068
9/19	$11,540	$11,830	$12,124
10/19	$11,478	$11,869	$12,070
11/19	$11,541	$11,866	$12,141
12/19	$11,717	$11,884	$12,334
1/20	$11,756	$12,097	$12,403
2/20	$11,625	$12,278	$12,239
3/20	$10,307	$12,039	$10,725
4/20	$10,662	$12,280	$11,208
5/20	$11,006	$12,394	$11,634
6/20	$11,167	$12,498	$11,766
7/20	$11,316	$12,717	$11,996
8/20	$11,493	$12,644	$12,176
9/20	$11,536	$12,621	$12,253
10/20	$11,569	$12,576	$12,278
11/20	$11,839	$12,740	$12,551
12/20	$11,970	$12,784	$12,720
1/21	$12,094	$12,704	$12,871
2/21	$12,148	$12,540	$12,947
3/21	$12,127	$12,394	$12,946
4/21	$12,174	$12,498	$13,013
5/21	$12,231	$12,546	$13,089
6/21	$12,288	$12,637	$13,137
7/21	$12,278	$12,764	$13,135
8/21	$12,351	$12,756	$13,198
9/21	$12,394	$12,647	$13,282
10/21	$12,411	$12,636	$13,318
11/21	$12,372	$12,652	$13,297
12/21	$12,450	$12,643	$13,382
1/22	$12,454	$12,366	$13,430
2/22	$12,385	$12,197	$13,361
3/22	$12,377	$11,870	$13,368
4/22	$12,356	$11,427	$13,397
5/22	$12,062	$11,490	$13,054
6/22	$11,727	$11,261	$12,771
7/22	$11,996	$11,544	$13,044
8/22	$12,134	$11,244	$13,241
9/22	$11,823	$10,759	$12,939
10/22	$11,942	$10,641	$13,068
11/22	$12,126	$11,038	$13,224
12/22	$12,128	$11,001	$13,278
1/23	$12,449	$11,342	$13,633
2/23	$12,521	$11,063	$13,711
3/23	$12,486	$11,323	$13,707
4/23	$12,611	$11,392	$13,851
5/23	$12,607	$11,274	$13,826
6/23	$12,825	$11,256	$14,139
7/23	$12,989	$11,267	$14,320
8/23	$13,145	$11,200	$14,488
9/23	$13,185	$10,932	$14,628
10/23	$13,141	$10,768	$14,625
11/23	$13,344	$11,253	$14,803
12/23	$13,562	$11,680	$15,047
1/24	$13,659	$11,652	$15,149
2/24	$13,765	$11,512	$15,287
3/24	$13,877	$11,625	$15,417
4/24	$13,923	$11,353	$15,510
5/24	$14,020	$11,542	$15,655
6/24	$14,066	$11,647	$15,710
7/24	$14,180	$11,911	$15,817
8/24	$14,259	$12,087	$15,917
9/24	$14,336	$12,253	$16,031
10/24	$14,449	$11,974	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	9.92%	4.70%	4.09%
Class A with 3.25% Maximum Sales Charge	6.33%	4.02%	3.75%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 4,607,023,563
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 23,969,194
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,607,023,563
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	646
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	31%
Total Advisory Fees Paid	$23,969,194

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.3%
Asset-Backed Securities	3.8%
Short-Term Investments	4.0%
Corporate Bonds	8.2%
Senior Floating-Rate Loans	82.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.1%
CCC or Lower	5.8%
B	59.4%
BB	23.0%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014443
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class C
Trading Symbol	ECBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.81%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans detracted from Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$10,036	$10,054	$10,050
12/14	$9,939	$10,036	$9,924
1/15	$9,953	$10,227	$9,956
2/15	$10,076	$10,167	$10,097
3/15	$10,103	$10,209	$10,134
4/15	$10,185	$10,197	$10,228
5/15	$10,177	$10,180	$10,247
6/15	$10,123	$10,066	$10,204
7/15	$10,115	$10,125	$10,203
8/15	$10,016	$10,095	$10,132
9/15	$9,928	$10,134	$10,066
10/15	$9,933	$10,167	$10,048
11/15	$9,799	$10,130	$9,960
12/15	$9,679	$10,079	$9,855
1/16	$9,590	$10,190	$9,791
2/16	$9,547	$10,263	$9,739
3/16	$9,844	$10,388	$10,008
4/16	$10,081	$10,459	$10,206
5/16	$10,144	$10,467	$10,297
6/16	$10,137	$10,652	$10,300
7/16	$10,259	$10,739	$10,447
8/16	$10,323	$10,751	$10,525
9/16	$10,421	$10,753	$10,616
10/16	$10,508	$10,682	$10,704
11/16	$10,520	$10,442	$10,732
12/16	$10,657	$10,473	$10,856
1/17	$10,718	$10,510	$10,917
2/17	$10,763	$10,591	$10,972
3/17	$10,787	$10,588	$10,981
4/17	$10,824	$10,675	$11,029
5/17	$10,850	$10,758	$11,069
6/17	$10,851	$10,749	$11,064
7/17	$10,902	$10,802	$11,140
8/17	$10,892	$10,895	$11,135
9/17	$10,918	$10,857	$11,179
10/17	$10,982	$10,870	$11,246
11/17	$10,983	$10,854	$11,259
12/17	$11,010	$10,901	$11,303
1/18	$11,112	$10,797	$11,412
2/18	$11,126	$10,694	$11,435
3/18	$11,155	$10,748	$11,467
4/18	$11,195	$10,676	$11,514
5/18	$11,214	$10,735	$11,534
6/18	$11,219	$10,719	$11,547
7/18	$11,301	$10,741	$11,633
8/18	$11,345	$10,794	$11,679
9/18	$11,400	$10,748	$11,760
10/18	$11,384	$10,658	$11,756
11/18	$11,266	$10,706	$11,650
12/18	$10,986	$10,874	$11,353
1/19	$11,226	$11,024	$11,642
2/19	$11,374	$11,036	$11,828
3/19	$11,339	$11,235	$11,807
4/19	$11,490	$11,251	$12,002
5/19	$11,438	$11,423	$11,976
6/19	$11,435	$11,585	$12,005
7/19	$11,509	$11,619	$12,101
8/19	$11,468	$11,882	$12,068
9/19	$11,502	$11,830	$12,124
10/19	$11,430	$11,869	$12,070
11/19	$11,485	$11,866	$12,141
12/19	$11,645	$11,884	$12,334
1/20	$11,690	$12,097	$12,403
2/20	$11,546	$12,278	$12,239
3/20	$10,223	$12,039	$10,725
4/20	$10,580	$12,280	$11,208
5/20	$10,912	$12,394	$11,634
6/20	$11,070	$12,498	$11,766
7/20	$11,201	$12,717	$11,996
8/20	$11,374	$12,644	$12,176
9/20	$11,410	$12,621	$12,253
10/20	$11,436	$12,576	$12,278
11/20	$11,690	$12,740	$12,551
12/20	$11,815	$12,784	$12,720
1/21	$11,933	$12,704	$12,871
2/21	$11,968	$12,540	$12,947
3/21	$11,937	$12,394	$12,946
4/21	$11,976	$12,498	$13,013
5/21	$12,026	$12,546	$13,089
6/21	$12,075	$12,637	$13,137
7/21	$12,057	$12,764	$13,135
8/21	$12,135	$12,756	$13,198
9/21	$12,171	$12,647	$13,282
10/21	$12,165	$12,636	$13,318
11/21	$12,132	$12,652	$13,297
12/21	$12,188	$12,643	$13,382
1/22	$12,182	$12,366	$13,430
2/22	$12,119	$12,197	$13,361
3/22	$12,102	$11,870	$13,368
4/22	$12,072	$11,427	$13,397
5/22	$11,779	$11,490	$13,054
6/22	$11,446	$11,261	$12,771
7/22	$11,709	$11,544	$13,044
8/22	$11,839	$11,244	$13,241
9/22	$11,516	$10,759	$12,939
10/22	$11,626	$10,641	$13,068
11/22	$11,788	$11,038	$13,224
12/22	$11,794	$11,001	$13,278
1/23	$12,092	$11,342	$13,633
2/23	$12,156	$11,063	$13,711
3/23	$12,110	$11,323	$13,707
4/23	$12,226	$11,392	$13,851
5/23	$12,210	$11,274	$13,826
6/23	$12,419	$11,256	$14,139
7/23	$12,573	$11,267	$14,320
8/23	$12,717	$11,200	$14,488
9/23	$12,747	$10,932	$14,628
10/23	$12,707	$10,768	$14,625
11/23	$12,884	$11,253	$14,803
12/23	$13,088	$11,680	$15,047
1/24	$13,174	$11,652	$15,149
2/24	$13,269	$11,512	$15,287
3/24	$13,369	$11,625	$15,417
4/24	$13,403	$11,353	$15,510
5/24	$13,488	$11,542	$15,655
6/24	$13,522	$11,647	$15,710
7/24	$13,624	$11,911	$15,817
8/24	$13,691	$12,087	$15,917
9/24	$13,772	$12,253	$16,031
10/24	$14,063	$11,974	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.14%	3.94%	3.47%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	8.14%	3.94%	3.47%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 4,607,023,563
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 23,969,194
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,607,023,563
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	646
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	31%
Total Advisory Fees Paid	$23,969,194

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.3%
Asset-Backed Securities	3.8%
Short-Term Investments	4.0%
Corporate Bonds	8.2%
Senior Floating-Rate Loans	82.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.1%
CCC or Lower	5.8%
B	59.4%
BB	23.0%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014444
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class I
Trading Symbol	EIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.81%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans detracted from Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,003,319	$1,005,397	$1,004,967
12/14	$995,628	$1,003,580	$992,356
1/15	$997,783	$1,022,684	$995,649
2/15	$1,010,863	$1,016,723	$1,009,696
3/15	$1,014,453	$1,020,920	$1,013,447
4/15	$1,022,384	$1,019,735	$1,022,770
5/15	$1,022,465	$1,017,951	$1,024,690
6/15	$1,017,845	$1,006,590	$1,020,403
7/15	$1,019,045	$1,012,452	$1,020,340
8/15	$1,008,904	$1,009,468	$1,013,203
9/15	$1,001,980	$1,013,420	$1,006,623
10/15	$1,003,334	$1,016,659	$1,004,785
11/15	$989,514	$1,012,952	$995,983
12/15	$979,364	$1,007,891	$985,526
1/16	$971,275	$1,019,017	$979,091
2/16	$966,499	$1,026,256	$973,932
3/16	$998,502	$1,038,833	$1,000,771
4/16	$1,022,151	$1,045,911	$1,020,638
5/16	$1,030,644	$1,046,728	$1,029,737
6/16	$1,029,558	$1,065,155	$1,029,955
7/16	$1,042,786	$1,073,933	$1,044,688
8/16	$1,050,177	$1,075,091	$1,052,533
9/16	$1,061,045	$1,075,347	$1,061,626
10/16	$1,070,738	$1,068,213	$1,070,389
11/16	$1,072,835	$1,044,202	$1,073,222
12/16	$1,087,736	$1,047,304	$1,085,632
1/17	$1,094,888	$1,050,999	$1,091,706
2/17	$1,100,349	$1,059,108	$1,097,184
3/17	$1,103,725	$1,058,753	$1,098,067
4/17	$1,108,431	$1,067,538	$1,102,860
5/17	$1,113,259	$1,075,775	$1,106,892
6/17	$1,114,304	$1,074,863	$1,106,418
7/17	$1,120,466	$1,080,216	$1,114,031
8/17	$1,119,203	$1,089,536	$1,113,540
9/17	$1,124,003	$1,085,702	$1,117,893
10/17	$1,130,277	$1,087,005	$1,124,579
11/17	$1,132,595	$1,085,360	$1,125,884
12/17	$1,136,329	$1,090,145	$1,130,343
1/18	$1,146,539	$1,079,655	$1,141,223
2/18	$1,148,857	$1,069,417	$1,143,489
3/18	$1,154,067	$1,074,811	$1,146,711
4/18	$1,159,220	$1,067,639	$1,151,449
5/18	$1,160,862	$1,073,462	$1,153,390
6/18	$1,162,364	$1,071,905	$1,154,720
7/18	$1,171,770	$1,074,148	$1,163,254
8/18	$1,177,324	$1,079,440	$1,167,921
9/18	$1,184,044	$1,074,815	$1,175,951
10/18	$1,184,682	$1,065,824	$1,175,586
11/18	$1,173,378	$1,070,617	$1,164,980
12/18	$1,145,263	$1,087,367	$1,135,333
1/19	$1,171,234	$1,102,360	$1,164,246
2/19	$1,186,315	$1,103,561	$1,182,778
3/19	$1,184,941	$1,123,489	$1,180,713
4/19	$1,201,743	$1,125,062	$1,200,213
5/19	$1,197,289	$1,142,296	$1,197,610
6/19	$1,197,974	$1,158,453	$1,200,512
7/19	$1,206,718	$1,161,901	$1,210,136
8/19	$1,203,474	$1,188,192	$1,206,810
9/19	$1,206,657	$1,183,044	$1,212,440
10/19	$1,201,425	$1,186,867	$1,206,986
11/19	$1,206,951	$1,186,629	$1,214,077
12/19	$1,226,080	$1,188,398	$1,233,447
1/20	$1,231,863	$1,209,727	$1,240,338
2/20	$1,217,774	$1,227,840	$1,223,946
3/20	$1,079,435	$1,203,856	$1,072,542
4/20	$1,116,612	$1,227,971	$1,120,824
5/20	$1,152,543	$1,239,440	$1,163,366
6/20	$1,170,116	$1,249,782	$1,176,608
7/20	$1,186,389	$1,271,736	$1,199,636
8/20	$1,204,247	$1,264,402	$1,217,554
9/20	$1,210,539	$1,262,124	$1,225,275
10/20	$1,212,823	$1,257,613	$1,227,767
11/20	$1,242,161	$1,274,024	$1,255,096
12/20	$1,255,071	$1,278,423	$1,271,986
1/21	$1,268,675	$1,270,388	$1,287,110
2/21	$1,274,776	$1,253,996	$1,294,673
3/21	$1,272,599	$1,239,403	$1,294,641
4/21	$1,277,819	$1,249,825	$1,301,294
5/21	$1,284,159	$1,254,592	$1,308,853
6/21	$1,290,505	$1,263,738	$1,313,701
7/21	$1,289,639	$1,276,427	$1,313,527
8/21	$1,297,665	$1,275,575	$1,319,764
9/21	$1,302,525	$1,264,683	$1,328,244
10/21	$1,304,514	$1,263,649	$1,331,786
11/21	$1,300,528	$1,265,175	$1,329,662
12/21	$1,309,125	$1,264,322	$1,338,159
1/22	$1,309,667	$1,236,603	$1,343,025
2/22	$1,302,396	$1,219,743	$1,336,129
3/22	$1,303,147	$1,187,019	$1,336,768
4/22	$1,299,539	$1,142,746	$1,339,669
5/22	$1,269,144	$1,149,034	$1,305,398
6/22	$1,234,314	$1,126,073	$1,277,121
7/22	$1,263,725	$1,154,385	$1,304,355
8/22	$1,278,748	$1,124,375	$1,324,052
9/22	$1,244,962	$1,075,933	$1,293,895
10/22	$1,257,987	$1,064,128	$1,306,753
11/22	$1,278,084	$1,103,805	$1,322,406
12/22	$1,278,234	$1,100,056	$1,327,841
1/23	$1,313,218	$1,134,180	$1,363,259
2/23	$1,319,588	$1,106,311	$1,371,123
3/23	$1,317,301	$1,132,265	$1,370,692
4/23	$1,330,924	$1,139,182	$1,385,108
5/23	$1,330,390	$1,127,371	$1,382,564
6/23	$1,354,166	$1,125,619	$1,413,868
7/23	$1,372,096	$1,126,738	$1,432,041
8/23	$1,387,388	$1,119,953	$1,448,819
9/23	$1,393,381	$1,093,247	$1,462,762
10/23	$1,388,576	$1,076,807	$1,462,497
11/23	$1,410,736	$1,125,268	$1,480,335
12/23	$1,434,278	$1,167,966	$1,504,726
1/24	$1,443,137	$1,165,171	$1,514,884
2/24	$1,454,711	$1,151,201	$1,528,658
3/24	$1,466,907	$1,162,504	$1,541,681
4/24	$1,473,616	$1,135,338	$1,550,957
5/24	$1,484,224	$1,154,158	$1,565,521
6/24	$1,489,174	$1,164,708	$1,570,989
7/24	$1,499,859	$1,191,145	$1,581,703
8/24	$1,510,296	$1,208,679	$1,591,738
9/24	$1,518,665	$1,225,257	$1,603,094
10/24	$1,530,562	$1,197,428	$1,616,889

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.23%	4.96%	4.34%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 4,607,023,563
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 23,969,194
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,607,023,563
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	646
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	31%
Total Advisory Fees Paid	$23,969,194

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.3%
Asset-Backed Securities	3.8%
Short-Term Investments	4.0%
Corporate Bonds	8.2%
Senior Floating-Rate Loans	82.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.1%
CCC or Lower	5.8%
B	59.4%
BB	23.0%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000177290
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class R6
Trading Symbol	ESBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.75%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans detracted from Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$5,000,000	$5,000,000	$5,000,000
11/14	$5,016,594	$5,026,983	$5,024,836
12/14	$4,978,138	$5,017,901	$4,961,781
1/15	$4,988,916	$5,113,418	$4,978,245
2/15	$5,054,314	$5,083,617	$5,048,479
3/15	$5,072,264	$5,104,598	$5,067,234
4/15	$5,111,921	$5,098,676	$5,113,849
5/15	$5,112,325	$5,089,756	$5,123,449
6/15	$5,089,227	$5,032,951	$5,102,017
7/15	$5,095,225	$5,062,258	$5,101,701
8/15	$5,044,518	$5,047,342	$5,066,014
9/15	$5,009,899	$5,067,099	$5,033,115
10/15	$5,016,672	$5,083,296	$5,023,927
11/15	$4,947,572	$5,064,759	$4,979,917
12/15	$4,896,819	$5,039,457	$4,927,628
1/16	$4,856,375	$5,095,087	$4,895,453
2/16	$4,832,493	$5,131,280	$4,869,659
3/16	$4,992,509	$5,194,166	$5,003,856
4/16	$5,110,757	$5,229,555	$5,103,190
5/16	$5,153,220	$5,233,640	$5,148,685
6/16	$5,147,788	$5,325,777	$5,149,773
7/16	$5,213,929	$5,369,663	$5,223,440
8/16	$5,250,886	$5,375,456	$5,262,665
9/16	$5,305,227	$5,376,733	$5,308,130
10/16	$5,353,692	$5,341,063	$5,351,946
11/16	$5,364,175	$5,221,011	$5,366,111
12/16	$5,445,018	$5,236,520	$5,428,159
1/17	$5,481,074	$5,254,995	$5,458,532
2/17	$5,508,679	$5,295,541	$5,485,921
3/17	$5,525,859	$5,293,767	$5,490,333
4/17	$5,549,700	$5,337,691	$5,514,301
5/17	$5,574,093	$5,378,873	$5,534,462
6/17	$5,573,349	$5,374,313	$5,532,091
7/17	$5,610,615	$5,401,082	$5,570,155
8/17	$5,604,545	$5,447,680	$5,567,700
9/17	$5,628,799	$5,428,508	$5,589,467
10/17	$5,660,453	$5,435,026	$5,622,897
11/17	$5,672,303	$5,426,801	$5,629,422
12/17	$5,684,927	$5,450,725	$5,651,716
1/18	$5,742,574	$5,398,274	$5,706,113
2/18	$5,754,424	$5,347,087	$5,717,443
3/18	$5,774,384	$5,374,056	$5,733,554
4/18	$5,806,761	$5,338,197	$5,757,245
5/18	$5,815,240	$5,367,309	$5,766,951
6/18	$5,823,007	$5,359,525	$5,773,602
7/18	$5,870,337	$5,370,741	$5,816,272
8/18	$5,898,428	$5,397,201	$5,839,607
9/18	$5,932,370	$5,374,074	$5,879,756
10/18	$5,929,364	$5,329,118	$5,877,931
11/18	$5,879,578	$5,353,085	$5,824,901
12/18	$5,739,092	$5,436,837	$5,676,667
1/19	$5,869,356	$5,511,800	$5,821,231
2/19	$5,945,088	$5,517,807	$5,913,888
3/19	$5,938,504	$5,617,446	$5,903,564
4/19	$6,022,857	$5,625,309	$6,001,067
5/19	$5,994,138	$5,711,481	$5,988,052
6/19	$6,004,590	$5,792,265	$6,002,560
7/19	$6,041,832	$5,809,507	$6,050,679
8/19	$6,025,717	$5,940,961	$6,034,049
9/19	$6,048,765	$5,915,222	$6,062,199
10/19	$6,022,854	$5,934,333	$6,034,929
11/19	$6,050,912	$5,933,147	$6,070,386
12/19	$6,147,033	$5,941,988	$6,167,233
1/20	$6,169,370	$6,048,634	$6,201,692
2/20	$6,098,953	$6,139,202	$6,119,732
3/20	$5,406,432	$6,019,281	$5,362,710
4/20	$5,600,084	$6,139,856	$5,604,122
5/20	$5,780,405	$6,197,201	$5,816,829
6/20	$5,868,765	$6,248,911	$5,883,038
7/20	$5,950,645	$6,358,678	$5,998,178
8/20	$6,040,313	$6,322,012	$6,087,770
9/20	$6,065,021	$6,310,618	$6,126,373
10/20	$6,083,864	$6,288,063	$6,138,834
11/20	$6,231,172	$6,370,118	$6,275,482
12/20	$6,296,186	$6,392,115	$6,359,930
1/21	$6,364,667	$6,351,938	$6,435,550
2/21	$6,388,174	$6,269,979	$6,473,367
3/21	$6,384,804	$6,197,013	$6,473,206
4/21	$6,411,203	$6,249,123	$6,506,471
5/21	$6,443,227	$6,272,959	$6,544,264
6/21	$6,467,908	$6,318,690	$6,568,503
7/21	$6,471,139	$6,382,137	$6,567,634
8/21	$6,511,760	$6,377,877	$6,598,822
9/21	$6,536,368	$6,323,413	$6,641,221
10/21	$6,546,598	$6,318,245	$6,658,928
11/21	$6,526,849	$6,325,877	$6,648,308
12/21	$6,570,192	$6,321,611	$6,690,797
1/22	$6,573,139	$6,183,015	$6,715,127
2/22	$6,536,918	$6,098,716	$6,680,647
3/22	$6,533,408	$5,935,095	$6,683,839
4/22	$6,523,083	$5,713,731	$6,698,344
5/22	$6,370,983	$5,745,169	$6,526,988
6/22	$6,196,744	$5,630,366	$6,385,605
7/22	$6,344,576	$5,771,925	$6,521,776
8/22	$6,420,472	$5,621,876	$6,620,262
9/22	$6,251,388	$5,379,665	$6,469,475
10/22	$6,317,011	$5,320,638	$6,533,762
11/22	$6,410,436	$5,519,025	$6,612,028
12/22	$6,419,364	$5,500,280	$6,639,203
1/23	$6,595,243	$5,670,901	$6,816,295
2/23	$6,627,489	$5,531,557	$6,855,614
3/23	$6,616,426	$5,661,324	$6,853,461
4/23	$6,685,267	$5,695,908	$6,925,542
5/23	$6,675,002	$5,636,854	$6,912,822
6/23	$6,794,749	$5,628,094	$7,069,338
7/23	$6,893,313	$5,633,689	$7,160,203
8/23	$6,970,526	$5,599,763	$7,244,093
9/23	$6,992,774	$5,466,236	$7,313,810
10/23	$6,976,800	$5,384,034	$7,312,483
11/23	$7,088,420	$5,626,342	$7,401,673
12/23	$7,207,164	$5,839,829	$7,523,630
1/24	$7,252,064	$5,825,853	$7,574,419
2/24	$7,310,571	$5,756,004	$7,643,290
3/24	$7,372,236	$5,812,519	$7,708,406
4/24	$7,406,399	$5,676,689	$7,754,784
5/24	$7,460,088	$5,770,788	$7,827,607
6/24	$7,485,370	$5,823,542	$7,854,947
7/24	$7,539,462	$5,955,723	$7,908,516
8/24	$7,592,334	$6,043,397	$7,958,692
9/24	$7,634,797	$6,126,285	$8,015,472
10/24	$7,694,609	$5,987,140	$8,084,443

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	10.29%	5.02%	4.40%
Bloomberg U.S. Universal IndexFootnote Reference2	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 4,607,023,563
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 23,969,194
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,607,023,563
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	646
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	31%
Total Advisory Fees Paid	$23,969,194

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.3%
Asset-Backed Securities	3.8%
Short-Term Investments	4.0%
Corporate Bonds	8.2%
Senior Floating-Rate Loans	82.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.1%
CCC or Lower	5.8%
B	59.4%
BB	23.0%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049802
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class A
Trading Symbol	EAGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$152	1.46%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
11/14	$9,726	$10,094	$10,000
12/14	$9,685	$10,146	$10,000
1/15	$9,810	$10,335	$10,001
2/15	$9,880	$10,274	$10,001
3/15	$9,860	$10,333	$10,001
4/15	$9,891	$10,275	$10,001
5/15	$9,933	$10,233	$10,001
6/15	$9,869	$10,106	$10,001
7/15	$9,902	$10,206	$10,001
8/15	$9,806	$10,179	$10,002
9/15	$9,678	$10,239	$10,002
10/15	$9,828	$10,272	$10,002
11/15	$9,892	$10,277	$10,002
12/15	$9,906	$10,249	$10,006
1/16	$9,808	$10,399	$10,006
2/16	$9,817	$10,499	$10,008
3/16	$9,917	$10,586	$10,013
4/16	$9,949	$10,604	$10,016
5/16	$10,027	$10,648	$10,016
6/16	$10,049	$10,851	$10,020
7/16	$10,094	$10,916	$10,023
8/16	$10,229	$10,910	$10,025
9/16	$10,255	$10,909	$10,030
10/16	$10,282	$10,803	$10,032
11/16	$10,196	$10,625	$10,034
12/16	$10,279	$10,654	$10,038
1/17	$10,306	$10,615	$10,043
2/17	$10,311	$10,706	$10,047
3/17	$10,429	$10,701	$10,049
4/17	$10,479	$10,774	$10,055
5/17	$10,506	$10,837	$10,060
6/17	$10,534	$10,806	$10,069
7/17	$10,515	$10,842	$10,077
8/17	$10,577	$10,941	$10,087
9/17	$10,582	$10,890	$10,096
10/17	$10,644	$10,936	$10,105
11/17	$10,683	$10,953	$10,113
12/17	$10,688	$10,977	$10,124
1/18	$10,762	$10,899	$10,136
2/18	$10,732	$10,875	$10,146
3/18	$10,724	$10,965	$10,160
4/18	$10,658	$10,924	$10,173
5/18	$10,580	$10,965	$10,189
6/18	$10,525	$10,985	$10,206
7/18	$10,529	$10,988	$10,222
8/18	$10,415	$11,022	$10,240
9/18	$10,407	$10,980	$10,256
10/18	$10,328	$10,958	$10,274
11/18	$10,285	$11,012	$10,295
12/18	$10,306	$11,171	$10,314
1/19	$10,425	$11,289	$10,334
2/19	$10,507	$11,303	$10,353
3/19	$10,505	$11,505	$10,376
4/19	$10,527	$11,512	$10,395
5/19	$10,586	$11,678	$10,419
6/19	$10,741	$11,842	$10,442
7/19	$10,896	$11,935	$10,461
8/19	$10,842	$12,205	$10,482
9/19	$10,949	$12,149	$10,501
10/19	$10,962	$12,128	$10,521
11/19	$11,088	$12,114	$10,534
12/19	$11,276	$12,089	$10,549
1/20	$11,354	$12,307	$10,563
2/20	$11,303	$12,458	$10,579
3/20	$10,534	$12,264	$10,610
4/20	$10,819	$12,462	$10,611
5/20	$11,109	$12,498	$10,611
6/20	$11,232	$12,560	$10,612
7/20	$11,225	$12,697	$10,614
8/20	$11,374	$12,605	$10,615
9/20	$11,354	$12,651	$10,616
10/20	$11,360	$12,652	$10,617
11/20	$11,537	$12,724	$10,618
12/20	$11,645	$12,763	$10,620
1/21	$11,691	$12,695	$10,621
2/21	$11,697	$12,498	$10,621
3/21	$11,636	$12,448	$10,622
4/21	$11,696	$12,481	$10,622
5/21	$11,769	$12,509	$10,623
6/21	$11,829	$12,570	$10,622
7/21	$11,809	$12,726	$10,623
8/21	$11,869	$12,700	$10,623
9/21	$11,862	$12,580	$10,624
10/21	$11,827	$12,548	$10,623
11/21	$11,765	$12,637	$10,624
12/21	$11,863	$12,586	$10,625
1/22	$11,828	$12,388	$10,624
2/22	$11,669	$12,223	$10,626
3/22	$11,426	$11,960	$10,629
4/22	$11,599	$11,638	$10,630
5/22	$11,481	$11,622	$10,638
6/22	$11,313	$11,446	$10,640
7/22	$11,116	$11,738	$10,645
8/22	$11,328	$11,431	$10,663
9/22	$11,240	$11,064	$10,689
10/22	$11,322	$11,026	$10,706
11/22	$11,576	$11,307	$10,741
12/22	$11,774	$11,174	$10,779
1/23	$11,944	$11,431	$10,813
2/23	$12,013	$11,249	$10,848
3/23	$11,980	$11,498	$10,895
4/23	$12,006	$11,557	$10,929
5/23	$12,149	$11,512	$10,972
6/23	$12,337	$11,505	$11,022
7/23	$12,379	$11,509	$11,066
8/23	$12,391	$11,494	$11,116
9/23	$12,313	$11,296	$11,167
10/23	$12,325	$11,216	$11,217
11/23	$12,397	$11,602	$11,267
12/23	$12,561	$11,972	$11,320
1/24	$12,665	$11,949	$11,368
2/24	$12,799	$11,867	$11,415
3/24	$12,996	$11,974	$11,466
4/24	$12,993	$11,781	$11,515
5/24	$13,176	$11,885	$11,571
6/24	$13,157	$11,989	$11,618
7/24	$13,264	$12,220	$11,670
8/24	$13,276	$12,354	$11,726
9/24	$13,383	$12,497	$11,777
10/24	$13,355	$12,328	$11,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	8.31%	4.01%	3.27%
Class A with 3.25% Maximum Sales Charge	4.84%	3.34%	2.93%
Bloomberg Global Aggregate Index (USD Hedged) Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

AssetsNet	$ 1,770,156,112
Holdings Count | Holding	1,187
Advisory Fees Paid, Amount	$ 9,804,859
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,770,156,112
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,187
Portfolio Turnover Rate (for Global Macro Portfolio)	156%
Total Advisory Fees Paid	$9,804,859

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.8%
Insurance Linked Securities	1.2%
Sovereign Loans	3.4%
Collateralized Mortgage Obligations	3.9%
Foreign Corporate Bonds	4.0%
U.S. Treasury Obligations	4.5%
Common Stocks	4.8%
Short-Term Investments	26.5%
Sovereign Government Bonds	49.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	8.0%
Uzbekistan	4.6%
Serbia	3.1%
Singapore	2.5%
Dominican Republic	2.5%
India	2.3%
Iceland	2.3%
Other	18.8%
Total Long Exposure	44.1%
South Africa	(2.1)%
Philippines	(2.6)%
Euro	(9.0)%
Other	(8.1)%
Total Short Exposure	(21.8)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081636
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class C
Trading Symbol	ECGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.21%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
11/14	$10,057	$10,094	$10,000
12/14	$10,008	$10,146	$10,000
1/15	$10,131	$10,335	$10,001
2/15	$10,197	$10,274	$10,001
3/15	$10,169	$10,333	$10,001
4/15	$10,195	$10,275	$10,001
5/15	$10,232	$10,233	$10,001
6/15	$10,160	$10,106	$10,001
7/15	$10,186	$10,206	$10,001
8/15	$10,093	$10,179	$10,002
9/15	$9,954	$10,239	$10,002
10/15	$10,091	$10,272	$10,002
11/15	$10,149	$10,277	$10,002
12/15	$10,169	$10,249	$10,006
1/16	$10,062	$10,399	$10,006
2/16	$10,065	$10,499	$10,008
3/16	$10,160	$10,586	$10,013
4/16	$10,186	$10,604	$10,016
5/16	$10,259	$10,648	$10,016
6/16	$10,274	$10,851	$10,020
7/16	$10,313	$10,916	$10,023
8/16	$10,443	$10,910	$10,025
9/16	$10,464	$10,909	$10,030
10/16	$10,486	$10,803	$10,032
11/16	$10,404	$10,625	$10,034
12/16	$10,471	$10,654	$10,038
1/17	$10,492	$10,615	$10,043
2/17	$10,502	$10,706	$10,047
3/17	$10,604	$10,701	$10,049
4/17	$10,649	$10,774	$10,055
5/17	$10,671	$10,837	$10,060
6/17	$10,692	$10,806	$10,069
7/17	$10,667	$10,842	$10,077
8/17	$10,724	$10,941	$10,087
9/17	$10,722	$10,890	$10,096
10/17	$10,779	$10,936	$10,105
11/17	$10,812	$10,953	$10,113
12/17	$10,811	$10,977	$10,124
1/18	$10,880	$10,899	$10,136
2/18	$10,842	$10,875	$10,146
3/18	$10,829	$10,965	$10,160
4/18	$10,756	$10,924	$10,173
5/18	$10,683	$10,965	$10,189
6/18	$10,610	$10,985	$10,206
7/18	$10,620	$10,988	$10,222
8/18	$10,487	$11,022	$10,240
9/18	$10,473	$10,980	$10,256
10/18	$10,388	$10,958	$10,274
11/18	$10,339	$11,012	$10,295
12/18	$10,354	$11,171	$10,314
1/19	$10,467	$11,289	$10,334
2/19	$10,543	$11,303	$10,353
3/19	$10,535	$11,505	$10,376
4/19	$10,551	$11,512	$10,395
5/19	$10,604	$11,678	$10,419
6/19	$10,752	$11,842	$10,442
7/19	$10,901	$11,935	$10,461
8/19	$10,840	$12,205	$10,482
9/19	$10,941	$12,149	$10,501
10/19	$10,948	$12,128	$10,521
11/19	$11,080	$12,114	$10,534
12/19	$11,248	$12,089	$10,549
1/20	$11,318	$12,307	$10,563
2/20	$11,261	$12,458	$10,579
3/20	$10,492	$12,264	$10,610
4/20	$10,768	$12,462	$10,611
5/20	$11,050	$12,498	$10,611
6/20	$11,165	$12,560	$10,612
7/20	$11,165	$12,697	$10,614
8/20	$11,293	$12,605	$10,615
9/20	$11,267	$12,651	$10,616
10/20	$11,266	$12,652	$10,617
11/20	$11,435	$12,724	$10,618
12/20	$11,547	$12,763	$10,620
1/21	$11,572	$12,695	$10,621
2/21	$11,571	$12,498	$10,621
3/21	$11,505	$12,448	$10,622
4/21	$11,571	$12,481	$10,622
5/21	$11,636	$12,509	$10,623
6/21	$11,689	$12,570	$10,622
7/21	$11,648	$12,726	$10,623
8/21	$11,714	$12,700	$10,623
9/21	$11,687	$12,580	$10,624
10/21	$11,647	$12,548	$10,623
11/21	$11,593	$12,637	$10,624
12/21	$11,682	$12,586	$10,625
1/22	$11,627	$12,388	$10,624
2/22	$11,465	$12,223	$10,626
3/22	$11,234	$11,960	$10,629
4/22	$11,397	$11,638	$10,630
5/22	$11,261	$11,622	$10,638
6/22	$11,090	$11,446	$10,640
7/22	$10,892	$11,738	$10,645
8/22	$11,106	$11,431	$10,663
9/22	$11,000	$11,064	$10,689
10/22	$11,074	$11,026	$10,706
11/22	$11,329	$11,307	$10,741
12/22	$11,502	$11,174	$10,779
1/23	$11,674	$11,431	$10,813
2/23	$11,721	$11,249	$10,848
3/23	$11,696	$11,498	$10,895
4/23	$11,715	$11,557	$10,929
5/23	$11,847	$11,512	$10,972
6/23	$12,009	$11,505	$11,022
7/23	$12,042	$11,509	$11,066
8/23	$12,046	$11,494	$11,116
9/23	$11,963	$11,296	$11,167
10/23	$11,967	$11,216	$11,217
11/23	$12,030	$11,602	$11,267
12/23	$12,181	$11,972	$11,320
1/24	$12,274	$11,949	$11,368
2/24	$12,411	$11,867	$11,415
3/24	$12,593	$11,974	$11,466
4/24	$12,582	$11,781	$11,515
5/24	$12,736	$11,885	$11,571
6/24	$12,710	$11,989	$11,618
7/24	$12,805	$12,220	$11,670
8/24	$12,809	$12,354	$11,726
9/24	$12,904	$12,497	$11,777
10/24	$13,056	$12,328	$11,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	7.61%	3.30%	2.70%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	6.61%	3.30%	2.70%
Bloomberg Global Aggregate Index (USD Hedged) Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

AssetsNet	$ 1,770,156,112
Holdings Count | Holding	1,187
Advisory Fees Paid, Amount	$ 9,804,859
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,770,156,112
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,187
Portfolio Turnover Rate (for Global Macro Portfolio)	156%
Total Advisory Fees Paid	$9,804,859

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.8%
Insurance Linked Securities	1.2%
Sovereign Loans	3.4%
Collateralized Mortgage Obligations	3.9%
Foreign Corporate Bonds	4.0%
U.S. Treasury Obligations	4.5%
Common Stocks	4.8%
Short-Term Investments	26.5%
Sovereign Government Bonds	49.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	8.0%
Uzbekistan	4.6%
Serbia	3.1%
Singapore	2.5%
Dominican Republic	2.5%
India	2.3%
Iceland	2.3%
Other	18.8%
Total Long Exposure	44.1%
South Africa	(2.1)%
Philippines	(2.6)%
Euro	(9.0)%
Other	(8.1)%
Total Short Exposure	(21.8)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049803
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class I
Trading Symbol	EIGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.20%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,005,545	$1,009,390	$1,000,016
12/14	$1,001,582	$1,014,616	$1,000,020
1/15	$1,013,728	$1,033,538	$1,000,052
2/15	$1,021,263	$1,027,432	$1,000,052
3/15	$1,020,505	$1,033,319	$1,000,054
4/15	$1,023,976	$1,027,542	$1,000,075
5/15	$1,027,574	$1,023,282	$1,000,084
6/15	$1,021,216	$1,010,633	$1,000,107
7/15	$1,024,836	$1,020,643	$1,000,061
8/15	$1,016,347	$1,017,884	$1,000,210
9/15	$1,003,290	$1,023,921	$1,000,235
10/15	$1,018,047	$1,027,242	$1,000,162
11/15	$1,024,937	$1,027,715	$1,000,222
12/15	$1,027,884	$1,024,934	$1,000,551
1/16	$1,017,998	$1,039,927	$1,000,581
2/16	$1,019,222	$1,049,923	$1,000,825
3/16	$1,029,868	$1,058,566	$1,001,283
4/16	$1,033,531	$1,060,364	$1,001,553
5/16	$1,040,794	$1,064,846	$1,001,631
6/16	$1,043,331	$1,085,116	$1,002,008
7/16	$1,048,313	$1,091,600	$1,002,298
8/16	$1,062,640	$1,091,043	$1,002,477
9/16	$1,065,679	$1,090,913	$1,002,971
10/16	$1,068,727	$1,080,335	$1,003,222
11/16	$1,061,203	$1,062,492	$1,003,397
12/16	$1,068,978	$1,065,404	$1,003,824
1/17	$1,072,049	$1,061,523	$1,004,267
2/17	$1,072,757	$1,070,610	$1,004,684
3/17	$1,085,367	$1,070,116	$1,004,858
4/17	$1,090,857	$1,077,373	$1,005,532
5/17	$1,093,970	$1,083,662	$1,006,039
6/17	$1,097,093	$1,080,629	$1,006,886
7/17	$1,095,405	$1,084,181	$1,007,743
8/17	$1,102,161	$1,094,062	$1,008,687
9/17	$1,102,890	$1,089,011	$1,009,551
10/17	$1,109,685	$1,093,604	$1,010,453
11/17	$1,114,065	$1,095,298	$1,011,293
12/17	$1,114,801	$1,097,747	$1,012,416
1/18	$1,122,877	$1,089,910	$1,013,626
2/18	$1,119,935	$1,087,453	$1,014,584
3/18	$1,119,447	$1,096,469	$1,016,007
4/18	$1,112,782	$1,092,389	$1,017,335
5/18	$1,106,098	$1,096,470	$1,018,888
6/18	$1,099,394	$1,098,514	$1,020,602
7/18	$1,101,382	$1,098,815	$1,022,201
8/18	$1,089,644	$1,102,192	$1,024,044
9/18	$1,087,887	$1,097,976	$1,025,617
10/18	$1,081,107	$1,095,830	$1,027,391
11/18	$1,076,835	$1,101,192	$1,029,499
12/18	$1,078,078	$1,117,098	$1,031,394
1/19	$1,092,051	$1,128,930	$1,033,427
2/19	$1,099,718	$1,130,287	$1,035,267
3/19	$1,099,740	$1,150,531	$1,037,578
4/19	$1,102,316	$1,151,216	$1,039,530
5/19	$1,108,760	$1,167,782	$1,041,902
6/19	$1,125,300	$1,184,156	$1,044,208
7/19	$1,141,907	$1,193,474	$1,046,102
8/19	$1,136,458	$1,220,540	$1,048,248
9/19	$1,147,973	$1,214,884	$1,050,079
10/19	$1,149,664	$1,212,787	$1,052,099
11/19	$1,164,541	$1,211,364	$1,053,411
12/19	$1,183,267	$1,208,881	$1,054,915
1/20	$1,191,682	$1,230,696	$1,056,324
2/20	$1,186,664	$1,245,759	$1,057,886
3/20	$1,107,402	$1,226,371	$1,060,976
4/20	$1,136,256	$1,246,224	$1,061,058
5/20	$1,167,123	$1,249,757	$1,061,076
6/20	$1,180,337	$1,255,994	$1,061,212
7/20	$1,181,268	$1,269,719	$1,061,422
8/20	$1,195,942	$1,260,518	$1,061,504
9/20	$1,194,127	$1,265,123	$1,061,630
10/20	$1,196,449	$1,265,215	$1,061,740
11/20	$1,214,029	$1,272,434	$1,061,834
12/20	$1,225,696	$1,276,343	$1,061,952
1/21	$1,230,855	$1,269,497	$1,062,052
2/21	$1,231,807	$1,249,750	$1,062,142
3/21	$1,225,718	$1,244,826	$1,062,218
4/21	$1,232,330	$1,248,080	$1,062,234
5/21	$1,240,389	$1,250,866	$1,062,256
6/21	$1,247,046	$1,256,967	$1,062,217
7/21	$1,245,163	$1,272,589	$1,062,271
8/21	$1,251,865	$1,270,039	$1,062,313
9/21	$1,251,406	$1,258,049	$1,062,371
10/21	$1,248,065	$1,254,759	$1,062,327
11/21	$1,241,820	$1,263,709	$1,062,398
12/21	$1,252,518	$1,258,584	$1,062,474
1/22	$1,249,136	$1,238,810	$1,062,426
2/22	$1,232,568	$1,222,332	$1,062,562
3/22	$1,208,588	$1,195,983	$1,062,890
4/22	$1,225,812	$1,163,839	$1,063,039
5/22	$1,213,519	$1,162,238	$1,063,771
6/22	$1,196,011	$1,144,599	$1,064,003
7/22	$1,175,484	$1,173,753	$1,064,549
8/22	$1,199,726	$1,143,112	$1,066,267
9/22	$1,189,156	$1,106,415	$1,068,920
10/22	$1,198,173	$1,102,628	$1,070,598
11/22	$1,226,944	$1,130,727	$1,074,051
12/22	$1,246,704	$1,117,382	$1,077,938
1/23	$1,266,553	$1,143,118	$1,081,314
2/23	$1,272,655	$1,124,885	$1,084,843
3/23	$1,271,047	$1,149,829	$1,089,509
4/23	$1,274,077	$1,155,749	$1,092,938
5/23	$1,288,060	$1,151,199	$1,097,219
6/23	$1,308,392	$1,150,512	$1,102,240
7/23	$1,313,074	$1,150,884	$1,106,629
8/23	$1,314,587	$1,149,438	$1,111,626
9/23	$1,306,565	$1,129,616	$1,116,720
10/23	$1,308,101	$1,121,595	$1,121,708
11/23	$1,316,071	$1,160,159	$1,126,744
12/23	$1,333,770	$1,197,236	$1,131,996
1/24	$1,345,071	$1,194,889	$1,136,833
2/24	$1,359,679	$1,186,690	$1,141,490
3/24	$1,382,556	$1,197,391	$1,146,616
4/24	$1,382,490	$1,178,112	$1,151,536
5/24	$1,400,622	$1,188,537	$1,157,062
6/24	$1,398,902	$1,198,850	$1,161,780
7/24	$1,410,520	$1,222,010	$1,166,984
8/24	$1,412,131	$1,235,395	$1,172,567
9/24	$1,423,867	$1,249,730	$1,177,654
10/24	$1,420,413	$1,232,819	$1,182,127

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.59%	4.32%	3.57%
Bloomberg Global Aggregate Index (USD Hedged) Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

AssetsNet	$ 1,770,156,112
Holdings Count | Holding	1,187
Advisory Fees Paid, Amount	$ 9,804,859
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,770,156,112
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,187
Portfolio Turnover Rate (for Global Macro Portfolio)	156%
Total Advisory Fees Paid	$9,804,859

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.8%
Insurance Linked Securities	1.2%
Sovereign Loans	3.4%
Collateralized Mortgage Obligations	3.9%
Foreign Corporate Bonds	4.0%
U.S. Treasury Obligations	4.5%
Common Stocks	4.8%
Short-Term Investments	26.5%
Sovereign Government Bonds	49.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	8.0%
Uzbekistan	4.6%
Serbia	3.1%
Singapore	2.5%
Dominican Republic	2.5%
India	2.3%
Iceland	2.3%
Other	18.8%
Total Long Exposure	44.1%
South Africa	(2.1)%
Philippines	(2.6)%
Euro	(9.0)%
Other	(8.1)%
Total Short Exposure	(21.8)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000089783
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class R
Trading Symbol	ERGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$177	1.70%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
11/14	$10,062	$10,094	$10,000
12/14	$10,018	$10,146	$10,000
1/15	$10,134	$10,335	$10,001
2/15	$10,205	$10,274	$10,001
3/15	$10,193	$10,333	$10,001
4/15	$10,223	$10,275	$10,001
5/15	$10,254	$10,233	$10,001
6/15	$10,186	$10,106	$10,001
7/15	$10,218	$10,206	$10,001
8/15	$10,129	$10,179	$10,002
9/15	$9,994	$10,239	$10,002
10/15	$10,136	$10,272	$10,002
11/15	$10,200	$10,277	$10,002
12/15	$10,224	$10,249	$10,006
1/16	$10,121	$10,399	$10,006
2/16	$10,129	$10,499	$10,008
3/16	$10,230	$10,586	$10,013
4/16	$10,261	$10,604	$10,016
5/16	$10,340	$10,648	$10,016
6/16	$10,349	$10,851	$10,020
7/16	$10,393	$10,916	$10,023
8/16	$10,541	$10,910	$10,025
9/16	$10,555	$10,909	$10,030
10/16	$10,581	$10,803	$10,032
11/16	$10,502	$10,625	$10,034
12/16	$10,586	$10,654	$10,038
1/17	$10,601	$10,615	$10,043
2/17	$10,615	$10,706	$10,047
3/17	$10,723	$10,701	$10,049
4/17	$10,773	$10,774	$10,055
5/17	$10,811	$10,837	$10,060
6/17	$10,837	$10,806	$10,069
7/17	$10,816	$10,842	$10,077
8/17	$10,867	$10,941	$10,087
9/17	$10,881	$10,890	$10,096
10/17	$10,932	$10,936	$10,105
11/17	$10,982	$10,953	$10,113
12/17	$10,973	$10,977	$10,124
1/18	$11,060	$10,899	$10,136
2/18	$11,026	$10,875	$10,146
3/18	$11,017	$10,965	$10,160
4/18	$10,947	$10,924	$10,173
5/18	$10,865	$10,965	$10,189
6/18	$10,795	$10,985	$10,206
7/18	$10,810	$10,988	$10,222
8/18	$10,691	$11,022	$10,240
9/18	$10,682	$10,980	$10,256
10/18	$10,599	$10,958	$10,274
11/18	$10,553	$11,012	$10,295
12/18	$10,561	$11,171	$10,314
1/19	$10,693	$11,289	$10,334
2/19	$10,763	$11,303	$10,353
3/19	$10,759	$11,505	$10,376
4/19	$10,792	$11,512	$10,395
5/19	$10,851	$11,678	$10,419
6/19	$11,008	$11,842	$10,442
7/19	$11,152	$11,935	$10,461
8/19	$11,095	$12,205	$10,482
9/19	$11,215	$12,149	$10,501
10/19	$11,214	$12,128	$10,521
11/19	$11,354	$12,114	$10,534
12/19	$11,545	$12,089	$10,549
1/20	$11,622	$12,307	$10,563
2/20	$11,568	$12,458	$10,579
3/20	$10,782	$12,264	$10,610
4/20	$11,057	$12,462	$10,611
5/20	$11,365	$12,498	$10,611
6/20	$11,488	$12,560	$10,612
7/20	$11,479	$12,697	$10,614
8/20	$11,617	$12,605	$10,615
9/20	$11,594	$12,651	$10,616
10/20	$11,612	$12,652	$10,617
11/20	$11,777	$12,724	$10,618
12/20	$11,898	$12,763	$10,620
1/21	$11,943	$12,695	$10,621
2/21	$11,947	$12,498	$10,621
3/21	$11,884	$12,448	$10,622
4/21	$11,943	$12,481	$10,622
5/21	$12,015	$12,509	$10,623
6/21	$12,075	$12,570	$10,622
7/21	$12,052	$12,726	$10,623
8/21	$12,111	$12,700	$10,623
9/21	$12,102	$12,580	$10,624
10/21	$12,051	$12,548	$10,623
11/21	$12,000	$12,637	$10,624
12/21	$12,097	$12,586	$10,625
1/22	$12,046	$12,388	$10,624
2/22	$11,896	$12,223	$10,626
3/22	$11,647	$11,960	$10,629
4/22	$11,821	$11,638	$10,630
5/22	$11,699	$11,622	$10,638
6/22	$11,512	$11,446	$10,640
7/22	$11,310	$11,738	$10,645
8/22	$11,538	$11,431	$10,663
9/22	$11,432	$11,064	$10,689
10/22	$11,514	$11,026	$10,706
11/22	$11,785	$11,307	$10,741
12/22	$11,984	$11,174	$10,779
1/23	$12,154	$11,431	$10,813
2/23	$12,222	$11,249	$10,848
3/23	$12,187	$11,498	$10,895
4/23	$12,211	$11,557	$10,929
5/23	$12,355	$11,512	$10,972
6/23	$12,544	$11,505	$11,022
7/23	$12,569	$11,509	$11,066
8/23	$12,593	$11,494	$11,116
9/23	$12,512	$11,296	$11,167
10/23	$12,506	$11,216	$11,217
11/23	$12,577	$11,602	$11,267
12/23	$12,741	$11,972	$11,320
1/24	$12,843	$11,949	$11,368
2/24	$12,992	$11,867	$11,415
3/24	$13,189	$11,974	$11,466
4/24	$13,183	$11,781	$11,515
5/24	$13,350	$11,885	$11,571
6/24	$13,328	$11,989	$11,618
7/24	$13,449	$12,220	$11,670
8/24	$13,443	$12,354	$11,726
9/24	$13,549	$12,497	$11,777
10/24	$13,527	$12,328	$11,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	8.16%	3.82%	3.06%
Bloomberg Global Aggregate Index (USD Hedged) Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

AssetsNet	$ 1,770,156,112
Holdings Count | Holding	1,187
Advisory Fees Paid, Amount	$ 9,804,859
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,770,156,112
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,187
Portfolio Turnover Rate (for Global Macro Portfolio)	156%
Total Advisory Fees Paid	$9,804,859

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.8%
Insurance Linked Securities	1.2%
Sovereign Loans	3.4%
Collateralized Mortgage Obligations	3.9%
Foreign Corporate Bonds	4.0%
U.S. Treasury Obligations	4.5%
Common Stocks	4.8%
Short-Term Investments	26.5%
Sovereign Government Bonds	49.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	8.0%
Uzbekistan	4.6%
Serbia	3.1%
Singapore	2.5%
Dominican Republic	2.5%
India	2.3%
Iceland	2.3%
Other	18.8%
Total Long Exposure	44.1%
South Africa	(2.1)%
Philippines	(2.6)%
Euro	(9.0)%
Other	(8.1)%
Total Short Exposure	(21.8)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000191155
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class R6
Trading Symbol	EGMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$119	1.14%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$5,000,000	$5,000,000	$5,000,000
11/14	$5,027,724	$5,046,951	$5,000,080
12/14	$5,007,911	$5,073,079	$5,000,102
1/15	$5,068,638	$5,167,692	$5,000,261
2/15	$5,106,316	$5,137,159	$5,000,261
3/15	$5,102,525	$5,166,595	$5,000,268
4/15	$5,119,878	$5,137,708	$5,000,377
5/15	$5,137,871	$5,116,411	$5,000,421
6/15	$5,106,081	$5,053,167	$5,000,537
7/15	$5,124,180	$5,103,215	$5,000,305
8/15	$5,081,734	$5,089,420	$5,001,051
9/15	$5,016,449	$5,119,605	$5,001,175
10/15	$5,090,233	$5,136,209	$5,000,812
11/15	$5,124,686	$5,138,574	$5,001,109
12/15	$5,139,419	$5,124,669	$5,002,755
1/16	$5,089,991	$5,199,636	$5,002,907
2/16	$5,096,108	$5,249,613	$5,004,125
3/16	$5,149,342	$5,292,831	$5,006,416
4/16	$5,167,654	$5,301,818	$5,007,765
5/16	$5,203,970	$5,324,230	$5,008,156
6/16	$5,216,654	$5,425,582	$5,010,041
7/16	$5,241,563	$5,457,997	$5,011,491
8/16	$5,313,197	$5,455,215	$5,012,383
9/16	$5,328,395	$5,454,564	$5,014,855
10/16	$5,343,635	$5,401,676	$5,016,110
11/16	$5,306,013	$5,312,462	$5,016,987
12/16	$5,344,889	$5,327,019	$5,019,118
1/17	$5,360,245	$5,307,615	$5,021,337
2/17	$5,363,786	$5,353,052	$5,023,418
3/17	$5,426,836	$5,350,582	$5,024,288
4/17	$5,454,285	$5,386,867	$5,027,659
5/17	$5,469,852	$5,418,309	$5,030,196
6/17	$5,485,703	$5,403,144	$5,034,430
7/17	$5,477,583	$5,420,906	$5,038,715
8/17	$5,505,617	$5,470,308	$5,043,435
9/17	$5,515,617	$5,445,056	$5,047,756
10/17	$5,549,839	$5,468,021	$5,052,266
11/17	$5,571,990	$5,476,492	$5,056,463
12/17	$5,569,854	$5,488,734	$5,062,082
1/18	$5,616,678	$5,449,551	$5,068,129
2/18	$5,602,288	$5,437,264	$5,072,921
3/18	$5,600,169	$5,482,344	$5,080,033
4/18	$5,567,155	$5,461,946	$5,086,674
5/18	$5,527,751	$5,482,352	$5,094,439
6/18	$5,494,442	$5,492,570	$5,103,009
7/18	$5,504,621	$5,494,075	$5,111,005
8/18	$5,446,119	$5,510,960	$5,120,220
9/18	$5,443,844	$5,489,879	$5,128,087
10/18	$5,403,883	$5,479,151	$5,136,953
11/18	$5,382,736	$5,505,959	$5,147,495
12/18	$5,395,535	$5,585,490	$5,156,971
1/19	$5,459,352	$5,644,652	$5,167,135
2/19	$5,504,349	$5,651,434	$5,176,336
3/19	$5,504,714	$5,752,654	$5,187,892
4/19	$5,517,867	$5,756,081	$5,197,651
5/19	$5,550,446	$5,838,908	$5,209,512
6/19	$5,633,534	$5,920,780	$5,221,039
7/19	$5,716,934	$5,967,369	$5,230,508
8/19	$5,683,391	$6,102,699	$5,241,238
9/19	$5,747,886	$6,074,421	$5,250,395
10/19	$5,756,617	$6,063,934	$5,260,494
11/19	$5,824,746	$6,056,821	$5,267,055
12/19	$5,925,403	$6,044,403	$5,274,574
1/20	$5,967,814	$6,153,482	$5,281,621
2/20	$5,942,976	$6,228,796	$5,289,429
3/20	$5,539,530	$6,131,855	$5,304,879
4/20	$5,691,107	$6,231,122	$5,305,292
5/20	$5,845,913	$6,248,783	$5,305,379
6/20	$5,912,394	$6,279,968	$5,306,061
7/20	$5,910,473	$6,348,594	$5,307,112
8/20	$5,991,136	$6,302,590	$5,307,518
9/20	$5,975,399	$6,325,614	$5,308,149
10/20	$5,987,308	$6,326,075	$5,308,700
11/20	$6,075,659	$6,362,170	$5,309,171
12/20	$6,141,502	$6,381,717	$5,309,758
1/21	$6,167,634	$6,347,486	$5,310,258
2/21	$6,172,681	$6,248,749	$5,310,708
3/21	$6,142,453	$6,224,130	$5,311,092
4/21	$6,175,893	$6,240,401	$5,311,172
5/21	$6,216,567	$6,254,330	$5,311,281
6/21	$6,250,216	$6,284,833	$5,311,085
7/21	$6,241,085	$6,362,944	$5,311,353
8/21	$6,274,967	$6,350,196	$5,311,563
9/21	$6,272,952	$6,290,243	$5,311,853
10/21	$6,249,253	$6,273,794	$5,311,636
11/21	$6,225,478	$6,318,547	$5,311,991
12/21	$6,279,597	$6,292,921	$5,312,368
1/22	$6,263,080	$6,194,051	$5,312,129
2/22	$6,180,476	$6,111,660	$5,312,810
3/22	$6,053,208	$5,979,915	$5,314,449
4/22	$6,147,418	$5,819,195	$5,315,196
5/22	$6,086,241	$5,811,190	$5,318,857
6/22	$5,991,434	$5,722,997	$5,320,017
7/22	$5,896,396	$5,868,767	$5,322,743
8/22	$6,010,948	$5,715,559	$5,331,334
9/22	$5,965,942	$5,532,075	$5,344,602
10/22	$6,011,635	$5,513,141	$5,352,990
11/22	$6,148,800	$5,653,633	$5,370,252
12/22	$6,256,059	$5,586,909	$5,389,690
1/23	$6,348,402	$5,715,590	$5,406,568
2/23	$6,387,210	$5,624,426	$5,424,215
3/23	$6,371,805	$5,749,144	$5,447,545
4/23	$6,387,483	$5,778,743	$5,464,692
5/23	$6,466,013	$5,755,993	$5,486,094
6/23	$6,568,594	$5,752,558	$5,511,201
7/23	$6,584,619	$5,754,420	$5,533,146
8/23	$6,600,683	$5,747,190	$5,558,130
9/23	$6,560,926	$5,648,079	$5,583,600
10/23	$6,569,117	$5,607,977	$5,608,540
11/23	$6,601,559	$5,800,796	$5,633,719
12/23	$6,699,082	$5,986,179	$5,659,979
1/24	$6,756,372	$5,974,446	$5,684,165
2/24	$6,830,242	$5,933,451	$5,707,452
3/24	$6,937,386	$5,986,956	$5,733,081
4/24	$6,937,512	$5,890,562	$5,757,680
5/24	$7,029,070	$5,942,685	$5,785,310
6/24	$7,020,929	$5,994,250	$5,808,902
7/24	$7,088,243	$6,110,052	$5,834,922
8/24	$7,088,412	$6,176,973	$5,862,835
9/24	$7,147,863	$6,248,650	$5,888,268
10/24	$7,139,524	$6,164,093	$5,910,635

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	8.68%	4.40%	3.62%
Bloomberg Global Aggregate Index (USD Hedged) Footnote Reference2	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

AssetsNet	$ 1,770,156,112
Holdings Count | Holding	1,187
Advisory Fees Paid, Amount	$ 9,804,859
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,770,156,112
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,187
Portfolio Turnover Rate (for Global Macro Portfolio)	156%
Total Advisory Fees Paid	$9,804,859

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.8%
Insurance Linked Securities	1.2%
Sovereign Loans	3.4%
Collateralized Mortgage Obligations	3.9%
Foreign Corporate Bonds	4.0%
U.S. Treasury Obligations	4.5%
Common Stocks	4.8%
Short-Term Investments	26.5%
Sovereign Government Bonds	49.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	8.0%
Uzbekistan	4.6%
Serbia	3.1%
Singapore	2.5%
Dominican Republic	2.5%
India	2.3%
Iceland	2.3%
Other	18.8%
Total Long Exposure	44.1%
South Africa	(2.1)%
Philippines	(2.6)%
Euro	(9.0)%
Other	(8.1)%
Total Short Exposure	(21.8)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014451
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class A
Trading Symbol	EVGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$289	2.78%

Expenses Paid, Amount	$ 289
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (11/1/23-12/31/23) and the ICE BofA U.S. Mortgage Backed Securities Index (1/1/24-10/31/24) (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Security selections within fixed-rate agency mortgage-backed securities (MBS) pass-throughs contributed to performance relative to the Index during the period

↑ Duration positioning ― which was longer than that of the Index ― contributed to returns relative to the Index during a period when interest rates generally declined

↓ The Fund’s out-of-Index use of derivatives for duration management ― by investing in interest-rate swaps; U.S. Treasury futures; and swap options, or swaptions ― detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index	ICE BofA U.S. MBS Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$9,692	$10,054	$10,014	$10,069
12/14	$9,681	$10,036	$9,990	$10,082
1/15	$9,727	$10,227	$10,040	$10,164
2/15	$9,716	$10,167	$10,019	$10,144
3/15	$9,748	$10,209	$10,042	$10,184
4/15	$9,751	$10,197	$10,047	$10,188
5/15	$9,739	$10,180	$10,054	$10,182
6/15	$9,741	$10,066	$10,057	$10,103
7/15	$9,757	$10,125	$10,062	$10,168
8/15	$9,759	$10,095	$10,058	$10,177
9/15	$9,760	$10,134	$10,088	$10,236
10/15	$9,744	$10,167	$10,078	$10,248
11/15	$9,712	$10,130	$10,053	$10,232
12/15	$9,708	$10,079	$10,044	$10,229
1/16	$9,735	$10,190	$10,105	$10,356
2/16	$9,746	$10,263	$10,117	$10,397
3/16	$9,760	$10,388	$10,135	$10,429
4/16	$9,772	$10,459	$10,138	$10,447
5/16	$9,770	$10,467	$10,127	$10,461
6/16	$9,767	$10,652	$10,188	$10,545
7/16	$9,793	$10,739	$10,182	$10,569
8/16	$9,774	$10,751	$10,165	$10,580
9/16	$9,785	$10,753	$10,177	$10,610
10/16	$9,765	$10,682	$10,170	$10,579
11/16	$9,729	$10,442	$10,130	$10,397
12/16	$9,754	$10,473	$10,133	$10,400
1/17	$9,780	$10,510	$10,146	$10,395
2/17	$9,794	$10,591	$10,156	$10,445
3/17	$9,807	$10,588	$10,159	$10,448
4/17	$9,820	$10,675	$10,174	$10,514
5/17	$9,849	$10,758	$10,185	$10,582
6/17	$9,846	$10,749	$10,177	$10,542
7/17	$9,859	$10,802	$10,199	$10,590
8/17	$9,906	$10,895	$10,218	$10,666
9/17	$9,873	$10,857	$10,201	$10,639
10/17	$9,870	$10,870	$10,195	$10,637
11/17	$9,867	$10,854	$10,175	$10,620
12/17	$9,879	$10,901	$10,176	$10,654
1/18	$9,829	$10,797	$10,147	$10,528
2/18	$9,841	$10,694	$10,143	$10,455
3/18	$9,854	$10,748	$10,163	$10,525
4/18	$9,869	$10,676	$10,147	$10,475
5/18	$9,884	$10,735	$10,184	$10,551
6/18	$9,870	$10,719	$10,185	$10,558
7/18	$9,878	$10,741	$10,185	$10,547
8/18	$9,921	$10,794	$10,217	$10,608
9/18	$9,901	$10,748	$10,205	$10,545
10/18	$9,912	$10,658	$10,221	$10,474
11/18	$9,924	$10,706	$10,256	$10,570
12/18	$9,951	$10,874	$10,337	$10,760
1/19	$9,994	$11,024	$10,365	$10,851
2/19	$10,023	$11,036	$10,375	$10,842
3/19	$10,066	$11,235	$10,439	$11,004
4/19	$10,108	$11,251	$10,460	$10,991
5/19	$10,118	$11,423	$10,534	$11,131
6/19	$10,097	$11,585	$10,589	$11,225
7/19	$10,124	$11,619	$10,576	$11,276
8/19	$10,115	$11,882	$10,662	$11,386
9/19	$10,141	$11,830	$10,650	$11,387
10/19	$10,181	$11,869	$10,685	$11,423
11/19	$10,189	$11,866	$10,681	$11,431
12/19	$10,193	$11,884	$10,704	$11,461
1/20	$10,234	$12,097	$10,762	$11,544
2/20	$10,360	$12,278	$10,856	$11,660
3/20	$10,382	$12,039	$11,005	$11,781
4/20	$10,473	$12,280	$11,009	$11,873
5/20	$10,562	$12,394	$11,016	$11,892
6/20	$10,581	$12,498	$11,019	$11,877
7/20	$10,581	$12,717	$11,030	$11,902
8/20	$10,596	$12,644	$11,028	$11,903
9/20	$10,629	$12,621	$11,031	$11,890
10/20	$10,629	$12,576	$11,026	$11,891
11/20	$10,628	$12,740	$11,031	$11,901
12/20	$10,660	$12,784	$11,036	$11,930
1/21	$10,693	$12,704	$11,038	$11,945
2/21	$10,691	$12,540	$11,029	$11,850
3/21	$10,689	$12,394	$11,031	$11,793
4/21	$10,686	$12,498	$11,036	$11,861
5/21	$10,683	$12,546	$11,044	$11,831
6/21	$10,647	$12,637	$11,027	$11,830
7/21	$10,612	$12,764	$11,046	$11,898
8/21	$10,611	$12,756	$11,045	$11,883
9/21	$10,664	$12,647	$11,034	$11,836
10/21	$10,558	$12,636	$11,000	$11,812
11/21	$10,518	$12,652	$11,002	$11,802
12/21	$10,532	$12,643	$10,975	$11,786
1/22	$10,532	$12,366	$10,903	$11,610
2/22	$10,513	$12,197	$10,862	$11,491
3/22	$10,387	$11,870	$10,718	$11,191
4/22	$10,333	$11,427	$10,667	$10,798
5/22	$10,315	$11,490	$10,726	$10,914
6/22	$10,244	$11,261	$10,664	$10,753
7/22	$10,231	$11,544	$10,699	$11,095
8/22	$10,184	$11,244	$10,622	$10,725
9/22	$9,890	$10,759	$10,497	$10,175
10/22	$9,858	$10,641	$10,487	$10,029
11/22	$9,936	$11,038	$10,553	$10,452
12/22	$9,840	$11,001	$10,574	$10,385
1/23	$9,951	$11,342	$10,647	$10,717
2/23	$9,880	$11,063	$10,570	$10,437
3/23	$10,017	$11,323	$10,739	$10,641
4/23	$10,007	$11,392	$10,766	$10,699
5/23	$9,980	$11,274	$10,729	$10,625
6/23	$9,915	$11,256	$10,677	$10,585
7/23	$9,925	$11,267	$10,715	$10,568
8/23	$9,935	$11,200	$10,757	$10,481
9/23	$9,756	$10,932	$10,756	$10,154
10/23	$9,672	$10,768	$10,793	$9,952
11/23	$10,058	$11,253	$10,902	$10,460
12/23	$10,391	$11,680	$11,024	$10,903
1/24	$10,382	$11,652	$11,067	$10,858
2/24	$10,102	$11,512	$11,021	$10,683
3/24	$10,170	$11,625	$11,057	$10,786
4/24	$9,850	$11,353	$11,021	$10,469
5/24	$10,074	$11,542	$11,097	$10,684
6/24	$10,258	$11,647	$11,161	$10,811
7/24	$10,543	$11,911	$11,289	$11,098
8/24	$10,731	$12,087	$11,390	$11,271
9/24	$10,839	$12,253	$11,481	$11,410
10/24	$10,471	$11,974	$11,414	$11,082

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	8.27%	0.56%	0.79%
Class A with 3.25% Maximum Sales Charge	4.79%	(0.08)%	0.46%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 1-3 Year U.S. Treasury Index	5.76%	1.33%	1.33%
ICE BofA U.S. MBS IndexFootnote Reference2	11.35%	(0.60)%	1.03%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 370,137,936
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 2,242,131
InvestmentCompanyPortfolioTurnover	489.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,137,936
# of Portfolio Holdings	479
Portfolio Turnover Rate	489%
Total Advisory Fees Paid	$2,242,131

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014453
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class C
Trading Symbol	ECGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$367	3.53%

Expenses Paid, Amount	$ 367
Expense Ratio, Percent	3.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (11/1/23-12/31/23) and the ICE BofA U.S. Mortgage Backed Securities Index (1/1/24-10/31/24) (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Security selections within fixed-rate agency mortgage-backed securities (MBS) pass-throughs contributed to performance relative to the Index during the period

↑ Duration positioning ― which was longer than that of the Index ― contributed to returns relative to the Index during a period when interest rates generally declined

↓ The Fund’s out-of-Index use of derivatives for duration management ― by investing in interest-rate swaps; U.S. Treasury futures; and swap options, or swaptions ― detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index	ICE BofA U.S. MBS Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,011	$10,054	$10,014	$10,069
12/14	$9,993	$10,036	$9,990	$10,082
1/15	$10,034	$10,227	$10,040	$10,164
2/15	$10,017	$10,167	$10,019	$10,144
3/15	$10,044	$10,209	$10,042	$10,184
4/15	$10,026	$10,197	$10,047	$10,188
5/15	$10,022	$10,180	$10,054	$10,182
6/15	$10,003	$10,066	$10,057	$10,103
7/15	$10,028	$10,125	$10,062	$10,168
8/15	$10,023	$10,095	$10,058	$10,177
9/15	$10,018	$10,134	$10,088	$10,236
10/15	$9,996	$10,167	$10,078	$10,248
11/15	$9,956	$10,130	$10,053	$10,232
12/15	$9,947	$10,079	$10,044	$10,229
1/16	$9,967	$10,190	$10,105	$10,356
2/16	$9,973	$10,263	$10,117	$10,397
3/16	$9,981	$10,388	$10,135	$10,429
4/16	$9,987	$10,459	$10,138	$10,447
5/16	$9,978	$10,467	$10,127	$10,461
6/16	$9,969	$10,652	$10,188	$10,545
7/16	$9,990	$10,739	$10,182	$10,569
8/16	$9,964	$10,751	$10,165	$10,580
9/16	$9,968	$10,753	$10,177	$10,610
10/16	$9,942	$10,682	$10,170	$10,579
11/16	$9,899	$10,442	$10,130	$10,397
12/16	$9,918	$10,473	$10,133	$10,400
1/17	$9,938	$10,510	$10,146	$10,395
2/17	$9,947	$10,591	$10,156	$10,445
3/17	$9,954	$10,588	$10,159	$10,448
4/17	$9,977	$10,675	$10,174	$10,514
5/17	$9,984	$10,758	$10,185	$10,582
6/17	$9,975	$10,749	$10,177	$10,542
7/17	$9,998	$10,802	$10,199	$10,590
8/17	$10,024	$10,895	$10,218	$10,666
9/17	$9,983	$10,857	$10,201	$10,639
10/17	$9,974	$10,870	$10,195	$10,637
11/17	$9,964	$10,854	$10,175	$10,620
12/17	$9,971	$10,901	$10,176	$10,654
1/18	$9,913	$10,797	$10,147	$10,528
2/18	$9,920	$10,694	$10,143	$10,455
3/18	$9,926	$10,748	$10,163	$10,525
4/18	$9,936	$10,676	$10,147	$10,475
5/18	$9,944	$10,735	$10,184	$10,551
6/18	$9,924	$10,719	$10,185	$10,558
7/18	$9,925	$10,741	$10,185	$10,547
8/18	$9,963	$10,794	$10,217	$10,608
9/18	$9,936	$10,748	$10,205	$10,545
10/18	$9,941	$10,658	$10,221	$10,474
11/18	$9,947	$10,706	$10,256	$10,570
12/18	$9,968	$10,874	$10,337	$10,760
1/19	$10,005	$11,024	$10,365	$10,851
2/19	$10,044	$11,036	$10,375	$10,842
3/19	$10,065	$11,235	$10,439	$11,004
4/19	$10,101	$11,251	$10,460	$10,991
5/19	$10,103	$11,423	$10,534	$11,131
6/19	$10,093	$11,585	$10,589	$11,225
7/19	$10,097	$11,619	$10,576	$11,276
8/19	$10,082	$11,882	$10,662	$11,386
9/19	$10,101	$11,830	$10,650	$11,387
10/19	$10,134	$11,869	$10,685	$11,423
11/19	$10,137	$11,866	$10,681	$11,431
12/19	$10,134	$11,884	$10,704	$11,461
1/20	$10,168	$12,097	$10,762	$11,544
2/20	$10,287	$12,278	$10,856	$11,660
3/20	$10,320	$12,039	$11,005	$11,781
4/20	$10,387	$12,280	$11,009	$11,873
5/20	$10,468	$12,394	$11,016	$11,892
6/20	$10,481	$12,498	$11,019	$11,877
7/20	$10,474	$12,717	$11,030	$11,902
8/20	$10,483	$12,644	$11,028	$11,903
9/20	$10,509	$12,621	$11,031	$11,890
10/20	$10,502	$12,576	$11,026	$11,891
11/20	$10,495	$12,740	$11,031	$11,901
12/20	$10,520	$12,784	$11,036	$11,930
1/21	$10,545	$12,704	$11,038	$11,945
2/21	$10,537	$12,540	$11,029	$11,850
3/21	$10,529	$12,394	$11,031	$11,793
4/21	$10,519	$12,498	$11,036	$11,861
5/21	$10,509	$12,546	$11,044	$11,831
6/21	$10,467	$12,637	$11,027	$11,830
7/21	$10,426	$12,764	$11,046	$11,898
8/21	$10,419	$12,756	$11,045	$11,883
9/21	$10,464	$12,647	$11,034	$11,836
10/21	$10,354	$12,636	$11,000	$11,812
11/21	$10,308	$12,652	$11,002	$11,802
12/21	$10,315	$12,643	$10,975	$11,786
1/22	$10,309	$12,366	$10,903	$11,610
2/22	$10,284	$12,197	$10,862	$11,491
3/22	$10,154	$11,870	$10,718	$11,191
4/22	$10,095	$11,427	$10,667	$10,798
5/22	$10,071	$11,490	$10,726	$10,914
6/22	$9,995	$11,261	$10,664	$10,753
7/22	$9,993	$11,544	$10,699	$11,095
8/22	$9,923	$11,244	$10,622	$10,725
9/22	$9,631	$10,759	$10,497	$10,175
10/22	$9,593	$10,641	$10,487	$10,029
11/22	$9,663	$11,038	$10,553	$10,452
12/22	$9,564	$11,001	$10,574	$10,385
1/23	$9,665	$11,342	$10,647	$10,717
2/23	$9,591	$11,063	$10,570	$10,437
3/23	$9,718	$11,323	$10,739	$10,641
4/23	$9,703	$11,392	$10,766	$10,699
5/23	$9,670	$11,274	$10,729	$10,625
6/23	$9,619	$11,256	$10,677	$10,585
7/23	$9,604	$11,267	$10,715	$10,568
8/23	$9,607	$11,200	$10,757	$10,481
9/23	$9,428	$10,932	$10,756	$10,154
10/23	$9,340	$10,768	$10,793	$9,952
11/23	$9,708	$11,253	$10,902	$10,460
12/23	$10,023	$11,680	$11,024	$10,903
1/24	$10,008	$11,652	$11,067	$10,858
2/24	$9,731	$11,512	$11,021	$10,683
3/24	$9,791	$11,625	$11,057	$10,786
4/24	$9,476	$11,353	$11,021	$10,469
5/24	$9,704	$11,542	$11,097	$10,684
6/24	$9,856	$11,647	$11,161	$10,811
7/24	$10,143	$11,911	$11,289	$11,098
8/24	$10,298	$12,087	$11,390	$11,271
9/24	$10,395	$12,253	$11,481	$11,410
10/24	$10,191	$11,974	$11,414	$11,082

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	7.65%	(0.16)%	0.19%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	6.65%	(0.16)%	0.19%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 1-3 Year U.S. Treasury Index	5.76%	1.33%	1.33%
ICE BofA U.S. MBS IndexFootnote Reference2	11.35%	(0.60)%	1.03%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 370,137,936
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 2,242,131
InvestmentCompanyPortfolioTurnover	489.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,137,936
# of Portfolio Holdings	479
Portfolio Turnover Rate	489%
Total Advisory Fees Paid	$2,242,131

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000077399
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class I
Trading Symbol	EIGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$264	2.53%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (11/1/23-12/31/23) and the ICE BofA U.S. Mortgage Backed Securities Index (1/1/24-10/31/24) (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Security selections within fixed-rate agency mortgage-backed securities (MBS) pass-throughs contributed to performance relative to the Index during the period

↑ Duration positioning ― which was longer than that of the Index ― contributed to returns relative to the Index during a period when interest rates generally declined

↓ The Fund’s out-of-Index use of derivatives for duration management ― by investing in interest-rate swaps; U.S. Treasury futures; and swap options, or swaptions ― detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index	ICE BofA U.S. MBS Index
10/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/14	$1,003,429	$1,005,397	$1,001,444	$1,006,949
12/14	$1,002,469	$1,003,580	$999,004	$1,008,222
1/15	$1,007,432	$1,022,684	$1,004,047	$1,016,371
2/15	$1,006,486	$1,016,723	$1,001,881	$1,014,423
3/15	$1,008,540	$1,020,920	$1,004,210	$1,018,350
4/15	$1,009,063	$1,019,735	$1,004,669	$1,018,845
5/15	$1,009,515	$1,017,951	$1,005,415	$1,018,169
6/15	$1,008,455	$1,006,590	$1,005,669	$1,010,318
7/15	$1,010,332	$1,012,452	$1,006,193	$1,016,778
8/15	$1,010,696	$1,009,468	$1,005,765	$1,017,702
9/15	$1,012,553	$1,013,420	$1,008,808	$1,023,559
10/15	$1,009,600	$1,016,659	$1,007,822	$1,024,810
11/15	$1,006,434	$1,012,952	$1,005,348	$1,023,193
12/15	$1,007,836	$1,007,891	$1,004,406	$1,022,903
1/16	$1,010,782	$1,019,017	$1,010,526	$1,035,594
2/16	$1,010,665	$1,026,256	$1,011,690	$1,039,673
3/16	$1,013,850	$1,038,833	$1,013,456	$1,042,866
4/16	$1,015,321	$1,045,911	$1,013,823	$1,044,683
5/16	$1,013,716	$1,046,728	$1,012,745	$1,046,072
6/16	$1,013,590	$1,065,155	$1,018,812	$1,054,522
7/16	$1,016,581	$1,073,933	$1,018,231	$1,056,859
8/16	$1,014,803	$1,075,091	$1,016,540	$1,057,982
9/16	$1,016,094	$1,075,347	$1,017,722	$1,060,977
10/16	$1,015,813	$1,068,213	$1,017,041	$1,057,939
11/16	$1,012,311	$1,044,202	$1,013,005	$1,039,718
12/16	$1,013,520	$1,047,304	$1,013,306	$1,039,972
1/17	$1,018,037	$1,050,999	$1,014,582	$1,039,451
2/17	$1,019,688	$1,059,108	$1,015,617	$1,044,550
3/17	$1,021,255	$1,058,753	$1,015,943	$1,044,765
4/17	$1,022,861	$1,067,538	$1,017,351	$1,051,375
5/17	$1,026,102	$1,075,775	$1,018,528	$1,058,199
6/17	$1,026,039	$1,074,863	$1,017,711	$1,054,212
7/17	$1,027,631	$1,080,216	$1,019,879	$1,058,979
8/17	$1,031,112	$1,089,536	$1,021,810	$1,066,600
9/17	$1,029,455	$1,085,702	$1,020,138	$1,063,930
10/17	$1,029,282	$1,087,005	$1,019,518	$1,063,662
11/17	$1,029,144	$1,085,360	$1,017,464	$1,061,965
12/17	$1,029,000	$1,090,145	$1,017,586	$1,065,435
1/18	$1,025,630	$1,079,655	$1,014,662	$1,052,818
2/18	$1,027,065	$1,069,417	$1,014,276	$1,045,463
3/18	$1,026,973	$1,074,811	$1,016,265	$1,052,505
4/18	$1,028,791	$1,067,639	$1,014,686	$1,047,482
5/18	$1,032,190	$1,073,462	$1,018,362	$1,055,142
6/18	$1,030,913	$1,071,905	$1,018,519	$1,055,804
7/18	$1,031,980	$1,074,148	$1,018,472	$1,054,726
8/18	$1,035,066	$1,079,440	$1,021,713	$1,060,823
9/18	$1,034,832	$1,074,815	$1,020,504	$1,054,534
10/18	$1,036,199	$1,065,824	$1,022,051	$1,047,427
11/18	$1,037,703	$1,070,617	$1,025,592	$1,057,001
12/18	$1,040,771	$1,087,367	$1,033,691	$1,076,050
1/19	$1,045,510	$1,102,360	$1,036,475	$1,085,128
2/19	$1,048,671	$1,103,561	$1,037,516	$1,084,238
3/19	$1,051,713	$1,123,489	$1,043,860	$1,100,430
4/19	$1,058,055	$1,125,062	$1,045,981	$1,099,098
5/19	$1,057,536	$1,142,296	$1,053,405	$1,113,126
6/19	$1,057,326	$1,158,453	$1,058,874	$1,122,521
7/19	$1,058,676	$1,161,901	$1,057,625	$1,127,575
8/19	$1,057,931	$1,188,192	$1,066,155	$1,138,647
9/19	$1,062,563	$1,183,044	$1,064,973	$1,138,661
10/19	$1,065,226	$1,186,867	$1,068,481	$1,142,293
11/19	$1,068,140	$1,186,629	$1,068,139	$1,143,124
12/19	$1,066,952	$1,188,398	$1,070,404	$1,146,142
1/20	$1,073,276	$1,209,727	$1,076,195	$1,154,423
2/20	$1,084,868	$1,227,840	$1,085,566	$1,166,041
3/20	$1,089,262	$1,203,856	$1,100,459	$1,178,092
4/20	$1,098,978	$1,227,971	$1,100,919	$1,187,254
5/20	$1,108,530	$1,239,440	$1,101,638	$1,189,150
6/20	$1,108,973	$1,249,782	$1,101,922	$1,187,682
7/20	$1,109,195	$1,271,736	$1,103,035	$1,190,172
8/20	$1,112,888	$1,264,402	$1,102,767	$1,190,334
9/20	$1,114,784	$1,262,124	$1,103,066	$1,189,034
10/20	$1,114,918	$1,257,613	$1,102,601	$1,189,084
11/20	$1,116,909	$1,274,024	$1,103,108	$1,190,086
12/20	$1,120,538	$1,278,423	$1,103,620	$1,192,986
1/21	$1,122,364	$1,270,388	$1,103,786	$1,194,527
2/21	$1,122,429	$1,253,996	$1,102,899	$1,184,981
3/21	$1,124,254	$1,239,403	$1,103,105	$1,179,266
4/21	$1,122,376	$1,249,825	$1,103,602	$1,186,138
5/21	$1,124,083	$1,254,592	$1,104,436	$1,183,064
6/21	$1,120,501	$1,263,738	$1,102,730	$1,183,032
7/21	$1,117,051	$1,276,427	$1,104,563	$1,189,806
8/21	$1,117,274	$1,275,575	$1,104,477	$1,188,258
9/21	$1,121,202	$1,264,683	$1,103,367	$1,183,605
10/21	$1,112,148	$1,263,649	$1,100,013	$1,181,187
11/21	$1,108,111	$1,265,175	$1,100,224	$1,180,198
12/21	$1,107,987	$1,264,322	$1,097,496	$1,178,579
1/22	$1,110,117	$1,236,603	$1,090,310	$1,160,957
2/22	$1,108,310	$1,219,743	$1,086,229	$1,149,145
3/22	$1,093,421	$1,187,019	$1,071,766	$1,119,119
4/22	$1,089,779	$1,142,746	$1,066,675	$1,079,802
5/22	$1,086,208	$1,149,034	$1,072,573	$1,091,380
6/22	$1,080,853	$1,126,073	$1,066,371	$1,075,339
7/22	$1,079,702	$1,154,385	$1,069,947	$1,109,486
8/22	$1,074,942	$1,124,375	$1,062,239	$1,072,478
9/22	$1,044,166	$1,075,933	$1,049,724	$1,017,525
10/22	$1,040,954	$1,064,128	$1,048,687	$1,002,850
11/22	$1,049,399	$1,103,805	$1,055,281	$1,045,232
12/22	$1,039,515	$1,100,056	$1,057,439	$1,038,543
1/23	$1,049,536	$1,134,180	$1,064,686	$1,071,704
2/23	$1,044,237	$1,106,311	$1,056,998	$1,043,747
3/23	$1,058,948	$1,132,265	$1,073,860	$1,064,105
4/23	$1,058,106	$1,139,182	$1,076,642	$1,069,897
5/23	$1,055,485	$1,127,371	$1,072,930	$1,062,512
6/23	$1,048,782	$1,125,619	$1,067,732	$1,058,511
7/23	$1,050,056	$1,126,738	$1,071,533	$1,056,777
8/23	$1,051,336	$1,119,953	$1,075,742	$1,048,106
9/23	$1,032,655	$1,093,247	$1,075,648	$1,015,444
10/23	$1,023,999	$1,076,807	$1,079,287	$995,221
11/23	$1,065,128	$1,125,268	$1,090,227	$1,046,041
12/23	$1,098,589	$1,167,966	$1,102,446	$1,090,270
1/24	$1,099,901	$1,165,171	$1,106,689	$1,085,813
2/24	$1,070,433	$1,151,201	$1,102,128	$1,068,306
3/24	$1,077,875	$1,162,504	$1,105,707	$1,078,613
4/24	$1,042,146	$1,135,338	$1,102,127	$1,046,893
5/24	$1,068,199	$1,154,158	$1,109,696	$1,068,360
6/24	$1,085,929	$1,164,708	$1,116,095	$1,081,132
7/24	$1,118,485	$1,191,145	$1,128,861	$1,109,754
8/24	$1,136,569	$1,208,679	$1,138,988	$1,127,131
9/24	$1,150,360	$1,225,257	$1,148,147	$1,141,027
10/24	$1,111,574	$1,197,428	$1,141,419	$1,108,193

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.56%	0.86%	1.06%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 1-3 Year U.S. Treasury Index	5.76%	1.33%	1.33%
ICE BofA U.S. MBS IndexFootnote Reference2	11.35%	(0.60)%	1.03%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 370,137,936
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 2,242,131
InvestmentCompanyPortfolioTurnover	489.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,137,936
# of Portfolio Holdings	479
Portfolio Turnover Rate	489%
Total Advisory Fees Paid	$2,242,131

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014450
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class R
Trading Symbol	ERGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$315	3.03%

Expenses Paid, Amount	$ 315
Expense Ratio, Percent	3.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (11/1/23-12/31/23) and the ICE BofA U.S. Mortgage Backed Securities Index (1/1/24-10/31/24) (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Security selections within fixed-rate agency mortgage-backed securities (MBS) pass-throughs contributed to performance relative to the Index during the period

↑ Duration positioning ― which was longer than that of the Index ― contributed to returns relative to the Index during a period when interest rates generally declined

↓ The Fund’s out-of-Index use of derivatives for duration management ― by investing in interest-rate swaps; U.S. Treasury futures; and swap options, or swaptions ― detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index	ICE BofA U.S. MBS Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,016	$10,054	$10,014	$10,069
12/14	$10,002	$10,036	$9,990	$10,082
1/15	$10,047	$10,227	$10,040	$10,164
2/15	$10,033	$10,167	$10,019	$10,144
3/15	$10,064	$10,209	$10,042	$10,184
4/15	$10,066	$10,197	$10,047	$10,188
5/15	$10,066	$10,180	$10,054	$10,182
6/15	$10,051	$10,066	$10,057	$10,103
7/15	$10,065	$10,125	$10,062	$10,168
8/15	$10,064	$10,095	$10,058	$10,177
9/15	$10,064	$10,134	$10,088	$10,236
10/15	$10,045	$10,167	$10,078	$10,248
11/15	$10,009	$10,130	$10,053	$10,232
12/15	$10,019	$10,079	$10,044	$10,229
1/16	$10,044	$10,190	$10,105	$10,356
2/16	$10,039	$10,263	$10,117	$10,397
3/16	$10,066	$10,388	$10,135	$10,429
4/16	$10,076	$10,459	$10,138	$10,447
5/16	$10,056	$10,467	$10,127	$10,461
6/16	$10,050	$10,652	$10,188	$10,545
7/16	$10,076	$10,739	$10,182	$10,569
8/16	$10,054	$10,751	$10,165	$10,580
9/16	$10,062	$10,753	$10,177	$10,610
10/16	$10,055	$10,682	$10,170	$10,579
11/16	$10,001	$10,442	$10,130	$10,397
12/16	$10,024	$10,473	$10,133	$10,400
1/17	$10,049	$10,510	$10,146	$10,395
2/17	$10,077	$10,591	$10,156	$10,445
3/17	$10,072	$10,588	$10,159	$10,448
4/17	$10,100	$10,675	$10,174	$10,514
5/17	$10,111	$10,758	$10,185	$10,582
6/17	$10,122	$10,749	$10,177	$10,542
7/17	$10,134	$10,802	$10,199	$10,590
8/17	$10,164	$10,895	$10,218	$10,666
9/17	$10,127	$10,857	$10,201	$10,639
10/17	$10,137	$10,870	$10,195	$10,637
11/17	$10,115	$10,854	$10,175	$10,620
12/17	$10,126	$10,901	$10,176	$10,654
1/18	$10,088	$10,797	$10,147	$10,528
2/18	$10,098	$10,694	$10,143	$10,455
3/18	$10,093	$10,748	$10,163	$10,525
4/18	$10,107	$10,676	$10,147	$10,475
5/18	$10,119	$10,735	$10,184	$10,551
6/18	$10,102	$10,719	$10,185	$10,558
7/18	$10,125	$10,741	$10,185	$10,547
8/18	$10,151	$10,794	$10,217	$10,608
9/18	$10,144	$10,748	$10,205	$10,545
10/18	$10,137	$10,658	$10,221	$10,474
11/18	$10,164	$10,706	$10,256	$10,570
12/18	$10,173	$10,874	$10,337	$10,760
1/19	$10,232	$11,024	$10,365	$10,851
2/19	$10,259	$11,036	$10,375	$10,842
3/19	$10,284	$11,235	$10,439	$11,004
4/19	$10,343	$11,251	$10,460	$10,991
5/19	$10,333	$11,423	$10,534	$11,131
6/19	$10,326	$11,585	$10,589	$11,225
7/19	$10,335	$11,619	$10,576	$11,276
8/19	$10,323	$11,882	$10,662	$11,386
9/19	$10,364	$11,830	$10,650	$11,387
10/19	$10,386	$11,869	$10,685	$11,423
11/19	$10,410	$11,866	$10,681	$11,431
12/19	$10,394	$11,884	$10,704	$11,461
1/20	$10,451	$12,097	$10,762	$11,544
2/20	$10,560	$12,278	$10,856	$11,660
3/20	$10,599	$12,039	$11,005	$11,781
4/20	$10,689	$12,280	$11,009	$11,873
5/20	$10,778	$12,394	$11,016	$11,892
6/20	$10,778	$12,498	$11,019	$11,877
7/20	$10,775	$12,717	$11,030	$11,902
8/20	$10,807	$12,644	$11,028	$11,903
9/20	$10,821	$12,621	$11,031	$11,890
10/20	$10,817	$12,576	$11,026	$11,891
11/20	$10,832	$12,740	$11,031	$11,901
12/20	$10,863	$12,784	$11,036	$11,930
1/21	$10,876	$12,704	$11,038	$11,945
2/21	$10,872	$12,540	$11,029	$11,850
3/21	$10,885	$12,394	$11,031	$11,793
4/21	$10,863	$12,498	$11,036	$11,861
5/21	$10,874	$12,546	$11,044	$11,831
6/21	$10,835	$12,637	$11,027	$11,830
7/21	$10,797	$12,764	$11,046	$11,898
8/21	$10,794	$12,756	$11,045	$11,883
9/21	$10,828	$12,647	$11,034	$11,836
10/21	$10,736	$12,636	$11,000	$11,812
11/21	$10,692	$12,652	$11,002	$11,802
12/21	$10,686	$12,643	$10,975	$11,786
1/22	$10,702	$12,366	$10,903	$11,610
2/22	$10,681	$12,197	$10,862	$11,491
3/22	$10,532	$11,870	$10,718	$11,191
4/22	$10,492	$11,427	$10,667	$10,798
5/22	$10,454	$11,490	$10,726	$10,914
6/22	$10,397	$11,261	$10,664	$10,753
7/22	$10,382	$11,544	$10,699	$11,095
8/22	$10,331	$11,244	$10,622	$10,725
9/22	$10,030	$10,759	$10,497	$10,175
10/22	$9,995	$10,641	$10,487	$10,029
11/22	$10,072	$11,038	$10,553	$10,452
12/22	$9,972	$11,001	$10,574	$10,385
1/23	$10,064	$11,342	$10,647	$10,717
2/23	$10,009	$11,063	$10,570	$10,437
3/23	$10,146	$11,323	$10,739	$10,641
4/23	$10,134	$11,392	$10,766	$10,699
5/23	$10,104	$11,274	$10,729	$10,625
6/23	$10,035	$11,256	$10,677	$10,585
7/23	$10,042	$11,267	$10,715	$10,568
8/23	$10,050	$11,200	$10,757	$10,481
9/23	$9,866	$10,932	$10,756	$10,154
10/23	$9,779	$10,768	$10,793	$9,952
11/23	$10,168	$11,253	$10,902	$10,460
12/23	$10,503	$11,680	$11,024	$10,903
1/24	$10,492	$11,652	$11,067	$10,858
2/24	$10,205	$11,512	$11,021	$10,683
3/24	$10,272	$11,625	$11,057	$10,786
4/24	$9,945	$11,353	$11,021	$10,469
5/24	$10,169	$11,542	$11,097	$10,684
6/24	$10,354	$11,647	$11,161	$10,811
7/24	$10,640	$11,911	$11,289	$11,098
8/24	$10,828	$12,087	$11,390	$11,271
9/24	$10,935	$12,253	$11,481	$11,410
10/24	$10,560	$11,974	$11,414	$11,082

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	7.99%	0.33%	0.55%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 1-3 Year U.S. Treasury Index	5.76%	1.33%	1.33%
ICE BofA U.S. MBS IndexFootnote Reference2	11.35%	(0.60)%	1.03%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 370,137,936
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 2,242,131
InvestmentCompanyPortfolioTurnover	489.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,137,936
# of Portfolio Holdings	479
Portfolio Turnover Rate	489%
Total Advisory Fees Paid	$2,242,131

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014454
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class A
Trading Symbol	ETHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.90%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s selections by sector ― particularly selections in the health care, gaming, and retail sectors ― detracted from returns relative to the Index

↓ Allocations by credit quality ― especially a broad underweight exposure to distressed CCC-rated securities and lower ― hurt relative returns during the period

↓ Selections by credit quality ― particularly selections in B-rated and CCC-rated securities ― detracted from returns relative to the Index during the period

↓ The Fund’s security selections by duration ― especially selections in securities with durations of less than 5 years ― hurt relative returns during the period

↑ An overweight exposure to the health care sector and an underweight allocation to the energy sector aided returns relative to the Index during the period

↑ An underweight exposure and security selections in the BB-rated segment contributed to the Fund’s performance relative to the Index during the period

↑ The Fund’s selections in lower-rated securities contributed to performance relative to the Index during the period

↑ A slightly overweight exposure to securities with durations between 5-10 years contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$9,596	$10,054	$9,929	$9,929
12/14	$9,519	$10,036	$9,783	$9,782
1/15	$9,588	$10,227	$9,850	$9,850
2/15	$9,801	$10,167	$10,085	$10,085
3/15	$9,786	$10,209	$10,032	$10,031
4/15	$9,897	$10,197	$10,152	$10,151
5/15	$9,946	$10,180	$10,182	$10,181
6/15	$9,843	$10,066	$10,027	$10,026
7/15	$9,828	$10,125	$9,966	$9,964
8/15	$9,726	$10,095	$9,789	$9,789
9/15	$9,468	$10,134	$9,538	$9,535
10/15	$9,716	$10,167	$9,797	$9,795
11/15	$9,564	$10,130	$9,579	$9,575
12/15	$9,412	$10,079	$9,332	$9,328
1/16	$9,326	$10,190	$9,184	$9,180
2/16	$9,416	$10,263	$9,227	$9,223
3/16	$9,712	$10,388	$9,635	$9,631
4/16	$9,917	$10,459	$10,020	$10,016
5/16	$9,989	$10,467	$10,092	$10,088
6/16	$10,013	$10,652	$10,202	$10,197
7/16	$10,223	$10,739	$10,459	$10,455
8/16	$10,385	$10,751	$10,692	$10,688
9/16	$10,453	$10,753	$10,761	$10,757
10/16	$10,430	$10,682	$10,795	$10,790
11/16	$10,406	$10,442	$10,752	$10,748
12/16	$10,594	$10,473	$10,964	$10,959
1/17	$10,713	$10,510	$11,111	$11,106
2/17	$10,827	$10,591	$11,284	$11,280
3/17	$10,827	$10,588	$11,260	$11,256
4/17	$10,946	$10,675	$11,388	$11,384
5/17	$11,018	$10,758	$11,489	$11,485
6/17	$11,041	$10,749	$11,501	$11,497
7/17	$11,139	$10,802	$11,634	$11,630
8/17	$11,139	$10,895	$11,631	$11,627
9/17	$11,212	$10,857	$11,736	$11,732
10/17	$11,237	$10,870	$11,781	$11,777
11/17	$11,211	$10,854	$11,750	$11,745
12/17	$11,261	$10,901	$11,784	$11,779
1/18	$11,311	$10,797	$11,860	$11,855
2/18	$11,207	$10,694	$11,749	$11,744
3/18	$11,157	$10,748	$11,677	$11,672
4/18	$11,207	$10,676	$11,754	$11,750
5/18	$11,207	$10,735	$11,753	$11,748
6/18	$11,206	$10,719	$11,793	$11,788
7/18	$11,334	$10,741	$11,925	$11,920
8/18	$11,412	$10,794	$12,011	$12,006
9/18	$11,462	$10,748	$12,081	$12,076
10/18	$11,256	$10,658	$11,883	$11,878
11/18	$11,151	$10,706	$11,775	$11,771
12/18	$10,890	$10,874	$11,517	$11,513
1/19	$11,389	$11,024	$12,046	$12,041
2/19	$11,543	$11,036	$12,249	$12,245
3/19	$11,623	$11,235	$12,370	$12,365
4/19	$11,754	$11,251	$12,543	$12,538
5/19	$11,648	$11,423	$12,383	$12,378
6/19	$11,915	$11,585	$12,687	$12,682
7/19	$11,943	$11,619	$12,752	$12,747
8/19	$11,998	$11,882	$12,802	$12,797
9/19	$12,051	$11,830	$12,842	$12,837
10/19	$12,079	$11,869	$12,872	$12,867
11/19	$12,160	$11,866	$12,907	$12,902
12/19	$12,409	$11,884	$13,177	$13,172
1/20	$12,382	$12,097	$13,177	$13,172
2/20	$12,156	$12,278	$12,973	$12,968
3/20	$10,648	$12,039	$11,446	$11,443
4/20	$11,152	$12,280	$11,882	$11,878
5/20	$11,633	$12,394	$12,421	$12,421
6/20	$11,660	$12,498	$12,539	$12,542
7/20	$12,202	$12,717	$13,134	$13,142
8/20	$12,288	$12,644	$13,265	$13,271
9/20	$12,172	$12,621	$13,127	$13,133
10/20	$12,231	$12,576	$13,187	$13,194
11/20	$12,723	$12,740	$13,715	$13,722
12/20	$12,957	$12,784	$13,977	$13,984
1/21	$13,046	$12,704	$14,031	$14,037
2/21	$13,129	$12,540	$14,079	$14,086
3/21	$13,155	$12,394	$14,104	$14,110
4/21	$13,297	$12,498	$14,259	$14,265
5/21	$13,353	$12,546	$14,300	$14,306
6/21	$13,557	$12,637	$14,495	$14,502
7/21	$13,583	$12,764	$14,545	$14,553
8/21	$13,670	$12,756	$14,626	$14,633
9/21	$13,815	$12,647	$14,632	$14,638
10/21	$13,811	$12,636	$14,604	$14,612
11/21	$13,653	$12,652	$14,453	$14,462
12/21	$13,894	$12,643	$14,725	$14,734
1/22	$13,490	$12,366	$14,321	$14,329
2/22	$13,666	$12,197	$14,193	$14,200
3/22	$13,537	$11,870	$14,063	$14,069
4/22	$13,157	$11,427	$13,552	$13,557
5/22	$13,122	$11,490	$13,584	$13,591
6/22	$12,360	$11,261	$12,659	$12,666
7/22	$13,052	$11,544	$13,421	$13,429
8/22	$12,793	$11,244	$13,100	$13,107
9/22	$12,341	$10,759	$12,574	$12,580
10/22	$12,625	$10,641	$12,932	$12,938
11/22	$12,973	$11,038	$13,172	$13,180
12/22	$12,872	$11,001	$13,074	$13,081
1/23	$13,355	$11,342	$13,585	$13,593
2/23	$13,182	$11,063	$13,411	$13,417
3/23	$13,374	$11,323	$13,560	$13,568
4/23	$13,467	$11,392	$13,692	$13,699
5/23	$13,303	$11,274	$13,561	$13,569
6/23	$13,504	$11,256	$13,782	$13,789
7/23	$13,671	$11,267	$13,979	$13,986
8/23	$13,707	$11,200	$14,020	$14,026
9/23	$13,542	$10,932	$13,856	$13,863
10/23	$13,375	$10,768	$13,683	$13,691
11/23	$13,925	$11,253	$14,307	$14,314
12/23	$14,377	$11,680	$14,835	$14,842
1/24	$14,413	$11,652	$14,838	$14,844
2/24	$14,451	$11,512	$14,882	$14,888
3/24	$14,632	$11,625	$15,059	$15,066
4/24	$14,532	$11,353	$14,909	$14,915
5/24	$14,679	$11,542	$15,078	$15,084
6/24	$14,828	$11,647	$15,223	$15,230
7/24	$15,048	$11,911	$15,522	$15,529
8/24	$15,234	$12,087	$15,769	$15,776
9/24	$15,384	$12,253	$16,027	$16,034
10/24	$15,307	$11,974	$15,939	$15,945

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	14.53%	4.86%	4.70%
Class A with 3.25% Maximum Sales Charge	10.85%	4.16%	4.35%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Index	16.47%	4.38%	4.77%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.36%	4.77%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,057,071,953
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 4,538,895
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,057,071,953
# of Portfolio Holdings (for High Income Opportunities Portfolio)	482
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	43%
Total Advisory Fees Paid	$4,538,895

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Common Stocks	1.1%
Exchange-Traded Funds	1.2%
Asset-Backed Securities	1.9%
Short-Term Investments	3.4%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	83.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
CCC or Lower	12.0%
B	38.1%
BB	40.2%
BBB	4.1%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.95% of the Fund's average daily net assets for Class A. This agreement may be changed or terminated after March 1, 2025.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.95% of the Fund's average daily net assets for Class A. This agreement may be changed or terminated after March 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014456
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class C
Trading Symbol	ECHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.66%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s selections by sector ― particularly selections in the health care, gaming, and retail sectors ― detracted from returns relative to the Index

↓ Allocations by credit quality ― especially a broad underweight exposure to distressed CCC-rated securities and lower ― hurt relative returns during the period

↓ Selections by credit quality ― particularly selections in B-rated and CCC-rated securities ― detracted from returns relative to the Index during the period

↓ The Fund’s security selections by duration ― especially selections in securities with durations of less than 5 years ― hurt relative returns during the period

↑ An overweight exposure to the health care sector and an underweight allocation to the energy sector aided returns relative to the Index during the period

↑ An underweight exposure and security selections in the BB-rated segment contributed to the Fund’s performance relative to the Index during the period

↑ The Fund’s selections in lower-rated securities contributed to performance relative to the Index during the period

↑ A slightly overweight exposure to securities with durations between 5-10 years contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$9,913	$10,054	$9,929	$9,929
12/14	$9,826	$10,036	$9,783	$9,782
1/15	$9,891	$10,227	$9,850	$9,850
2/15	$10,105	$10,167	$10,085	$10,085
3/15	$10,083	$10,209	$10,032	$10,031
4/15	$10,191	$10,197	$10,152	$10,151
5/15	$10,235	$10,180	$10,182	$10,181
6/15	$10,123	$10,066	$10,027	$10,026
7/15	$10,100	$10,125	$9,966	$9,964
8/15	$9,989	$10,095	$9,789	$9,789
9/15	$9,718	$10,134	$9,538	$9,535
10/15	$9,966	$10,167	$9,797	$9,795
11/15	$9,803	$10,130	$9,579	$9,575
12/15	$9,641	$10,079	$9,332	$9,328
1/16	$9,569	$10,190	$9,184	$9,180
2/16	$9,655	$10,263	$9,227	$9,223
3/16	$9,929	$10,388	$9,635	$9,631
4/16	$10,132	$10,459	$10,020	$10,016
5/16	$10,199	$10,467	$10,092	$10,088
6/16	$10,218	$10,652	$10,202	$10,197
7/16	$10,425	$10,739	$10,459	$10,455
8/16	$10,584	$10,751	$10,692	$10,688
9/16	$10,647	$10,753	$10,761	$10,757
10/16	$10,617	$10,682	$10,795	$10,790
11/16	$10,585	$10,442	$10,752	$10,748
12/16	$10,770	$10,473	$10,964	$10,959
1/17	$10,884	$10,510	$11,111	$11,106
2/17	$10,994	$10,591	$11,284	$11,280
3/17	$10,987	$10,588	$11,260	$11,256
4/17	$11,101	$10,675	$11,388	$11,384
5/17	$11,192	$10,758	$11,489	$11,485
6/17	$11,184	$10,749	$11,501	$11,497
7/17	$11,276	$10,802	$11,634	$11,630
8/17	$11,269	$10,895	$11,631	$11,627
9/17	$11,335	$10,857	$11,736	$11,732
10/17	$11,354	$10,870	$11,781	$11,777
11/17	$11,321	$10,854	$11,750	$11,745
12/17	$11,364	$10,901	$11,784	$11,779
1/18	$11,408	$10,797	$11,860	$11,855
2/18	$11,296	$10,694	$11,749	$11,744
3/18	$11,239	$10,748	$11,677	$11,672
4/18	$11,282	$10,676	$11,754	$11,750
5/18	$11,275	$10,735	$11,753	$11,748
6/18	$11,267	$10,719	$11,793	$11,788
7/18	$11,388	$10,741	$11,925	$11,920
8/18	$11,459	$10,794	$12,011	$12,006
9/18	$11,502	$10,748	$12,081	$12,076
10/18	$11,288	$10,658	$11,883	$11,878
11/18	$11,175	$10,706	$11,775	$11,771
12/18	$10,907	$10,874	$11,517	$11,513
1/19	$11,399	$11,024	$12,046	$12,041
2/19	$11,546	$11,036	$12,249	$12,245
3/19	$11,618	$11,235	$12,370	$12,365
4/19	$11,743	$11,251	$12,543	$12,538
5/19	$11,629	$11,423	$12,383	$12,378
6/19	$11,889	$11,585	$12,687	$12,682
7/19	$11,908	$11,619	$12,752	$12,747
8/19	$11,955	$11,882	$12,802	$12,797
9/19	$12,001	$11,830	$12,842	$12,837
10/19	$12,021	$11,869	$12,872	$12,867
11/19	$12,094	$11,866	$12,907	$12,902
12/19	$12,334	$11,884	$13,177	$13,172
1/20	$12,299	$12,097	$13,177	$13,172
2/20	$12,067	$12,278	$12,973	$12,968
3/20	$10,562	$12,039	$11,446	$11,443
4/20	$11,083	$12,280	$11,882	$11,878
5/20	$11,523	$12,394	$12,421	$12,421
6/20	$11,542	$12,498	$12,539	$12,542
7/20	$12,071	$12,717	$13,134	$13,142
8/20	$12,149	$12,644	$13,265	$13,271
9/20	$12,026	$12,621	$13,127	$13,133
10/20	$12,075	$12,576	$13,187	$13,194
11/20	$12,582	$12,740	$13,715	$13,722
12/20	$12,805	$12,784	$13,977	$13,984
1/21	$12,855	$12,704	$14,031	$14,037
2/21	$12,959	$12,540	$14,079	$14,086
3/21	$12,947	$12,394	$14,104	$14,110
4/21	$13,109	$12,498	$14,259	$14,265
5/21	$13,155	$12,546	$14,300	$14,306
6/21	$13,318	$12,637	$14,495	$14,502
7/21	$13,336	$12,764	$14,545	$14,553
8/21	$13,412	$12,756	$14,626	$14,633
9/21	$13,547	$12,647	$14,632	$14,638
10/21	$13,535	$12,636	$14,604	$14,612
11/21	$13,371	$12,652	$14,453	$14,462
12/21	$13,630	$12,643	$14,725	$14,734
1/22	$13,225	$12,366	$14,321	$14,329
2/22	$13,359	$12,197	$14,193	$14,200
3/22	$13,225	$11,870	$14,063	$14,069
4/22	$12,846	$11,427	$13,552	$13,557
5/22	$12,833	$11,490	$13,584	$13,591
6/22	$12,051	$11,261	$12,659	$12,666
7/22	$12,717	$11,544	$13,421	$13,429
8/22	$12,487	$11,244	$13,100	$13,107
9/22	$12,007	$10,759	$12,574	$12,580
10/22	$12,275	$10,641	$12,932	$12,938
11/22	$12,605	$11,038	$13,172	$13,180
12/22	$12,529	$11,001	$13,074	$13,081
1/23	$12,989	$11,342	$13,585	$13,593
2/23	$12,781	$11,063	$13,411	$13,417
3/23	$12,991	$11,323	$13,560	$13,568
4/23	$13,041	$11,392	$13,692	$13,699
5/23	$12,906	$11,274	$13,561	$13,569
6/23	$13,093	$11,256	$13,782	$13,789
7/23	$13,246	$11,267	$13,979	$13,986
8/23	$13,273	$11,200	$14,020	$14,026
9/23	$13,105	$10,932	$13,856	$13,863
10/23	$12,936	$10,768	$13,683	$13,691
11/23	$13,425	$11,253	$14,307	$14,314
12/23	$13,885	$11,680	$14,835	$14,842
1/24	$13,912	$11,652	$14,838	$14,844
2/24	$13,907	$11,512	$14,882	$14,888
3/24	$14,106	$11,625	$15,059	$15,066
4/24	$13,967	$11,353	$14,909	$14,915
5/24	$14,133	$11,542	$15,078	$15,084
6/24	$14,268	$11,647	$15,223	$15,230
7/24	$14,436	$11,911	$15,522	$15,529
8/24	$14,640	$12,087	$15,769	$15,776
9/24	$14,775	$12,253	$16,027	$16,034
10/24	$14,894	$11,974	$15,939	$15,945

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	13.66%	4.11%	4.06%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	12.66%	4.11%	4.06%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Index	16.47%	4.38%	4.77%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.36%	4.77%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,057,071,953
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 4,538,895
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,057,071,953
# of Portfolio Holdings (for High Income Opportunities Portfolio)	482
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	43%
Total Advisory Fees Paid	$4,538,895

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Common Stocks	1.1%
Exchange-Traded Funds	1.2%
Asset-Backed Securities	1.9%
Short-Term Investments	3.4%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	83.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
CCC or Lower	12.0%
B	38.1%
BB	40.2%
BBB	4.1%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.70% of the Fund's average daily net assets for Class C. This agreement may be changed or terminated after March 1, 2025.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.70% of the Fund's average daily net assets for Class C. This agreement may be changed or terminated after March 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000081635
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class I
Trading Symbol	EIHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.65%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s selections by sector ― particularly selections in the health care, gaming, and retail sectors ― detracted from returns relative to the Index

↓ Allocations by credit quality ― especially a broad underweight exposure to distressed CCC-rated securities and lower ― hurt relative returns during the period

↓ Selections by credit quality ― particularly selections in B-rated and CCC-rated securities ― detracted from returns relative to the Index during the period

↓ The Fund’s security selections by duration ― especially selections in securities with durations of less than 5 years ― hurt relative returns during the period

↑ An overweight exposure to the health care sector and an underweight allocation to the energy sector aided returns relative to the Index during the period

↑ An underweight exposure and security selections in the BB-rated segment contributed to the Fund’s performance relative to the Index during the period

↑ The Fund’s selections in lower-rated securities contributed to performance relative to the Index during the period

↑ A slightly overweight exposure to securities with durations between 5-10 years contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/14	$992,098	$1,005,397	$992,901	$992,852
12/14	$982,167	$1,003,580	$978,297	$978,214
1/15	$991,696	$1,022,684	$985,015	$984,961
2/15	$1,013,847	$1,016,723	$1,008,512	$1,008,460
3/15	$1,010,333	$1,020,920	$1,003,166	$1,003,103
4/15	$1,022,038	$1,019,735	$1,015,225	$1,015,130
5/15	$1,027,337	$1,017,951	$1,018,213	$1,018,137
6/15	$1,016,925	$1,006,590	$1,002,703	$1,002,607
7/15	$1,017,808	$1,012,452	$996,552	$996,434
8/15	$1,005,215	$1,009,468	$978,915	$978,885
9/15	$978,826	$1,013,420	$953,818	$953,492
10/15	$1,006,976	$1,016,659	$979,742	$979,484
11/15	$991,444	$1,012,952	$957,889	$957,494
12/15	$973,649	$1,007,891	$933,190	$932,796
1/16	$967,282	$1,019,017	$918,428	$918,042
2/16	$976,783	$1,026,256	$922,700	$922,312
3/16	$1,005,318	$1,038,833	$963,487	$963,082
4/16	$1,029,145	$1,045,911	$1,001,986	$1,001,564
5/16	$1,034,421	$1,046,728	$1,009,215	$1,008,791
6/16	$1,039,553	$1,065,155	$1,020,157	$1,019,725
7/16	$1,059,156	$1,073,933	$1,045,923	$1,045,481
8/16	$1,078,543	$1,075,091	$1,069,220	$1,068,768
9/16	$1,083,446	$1,075,347	$1,076,135	$1,075,683
10/16	$1,083,709	$1,068,213	$1,079,498	$1,079,044
11/16	$1,081,384	$1,044,202	$1,075,241	$1,074,789
12/16	$1,098,698	$1,047,304	$1,096,382	$1,095,929
1/17	$1,111,200	$1,050,999	$1,111,096	$1,110,646
2/17	$1,125,726	$1,059,108	$1,128,417	$1,127,977
3/17	$1,123,540	$1,058,753	$1,126,047	$1,125,610
4/17	$1,136,057	$1,067,538	$1,138,792	$1,138,364
5/17	$1,146,308	$1,075,775	$1,148,921	$1,148,532
6/17	$1,148,928	$1,074,863	$1,150,140	$1,149,744
7/17	$1,159,273	$1,080,216	$1,163,435	$1,163,006
8/17	$1,157,037	$1,089,536	$1,163,121	$1,162,704
9/17	$1,167,305	$1,085,702	$1,173,558	$1,173,150
10/17	$1,170,146	$1,087,005	$1,178,137	$1,177,677
11/17	$1,167,705	$1,085,360	$1,174,994	$1,174,517
12/17	$1,170,572	$1,090,145	$1,178,420	$1,177,940
1/18	$1,176,037	$1,079,655	$1,185,976	$1,185,493
2/18	$1,168,015	$1,069,417	$1,174,918	$1,174,441
3/18	$1,163,100	$1,074,811	$1,167,664	$1,167,190
4/18	$1,168,461	$1,067,639	$1,175,432	$1,174,954
5/18	$1,166,132	$1,073,462	$1,175,265	$1,174,777
6/18	$1,168,899	$1,071,905	$1,179,325	$1,178,833
7/18	$1,182,487	$1,074,148	$1,192,502	$1,192,006
8/18	$1,188,132	$1,079,440	$1,201,138	$1,200,639
9/18	$1,193,621	$1,074,815	$1,208,119	$1,207,616
10/18	$1,175,069	$1,065,824	$1,188,326	$1,187,839
11/18	$1,164,365	$1,070,617	$1,177,539	$1,177,060
12/18	$1,134,752	$1,087,367	$1,151,717	$1,151,261
1/19	$1,187,019	$1,102,360	$1,204,609	$1,204,137
2/19	$1,203,258	$1,103,561	$1,224,949	$1,224,469
3/19	$1,214,614	$1,123,489	$1,236,951	$1,236,467
4/19	$1,228,609	$1,125,062	$1,254,258	$1,253,766
5/19	$1,214,999	$1,142,296	$1,238,314	$1,237,830
6/19	$1,243,125	$1,158,453	$1,268,679	$1,268,182
7/19	$1,249,072	$1,161,901	$1,275,177	$1,274,676
8/19	$1,252,223	$1,188,192	$1,280,151	$1,279,650
9/19	$1,260,874	$1,183,044	$1,284,211	$1,283,707
10/19	$1,264,054	$1,186,867	$1,287,194	$1,286,688
11/19	$1,272,786	$1,186,629	$1,290,709	$1,290,201
12/19	$1,299,033	$1,188,398	$1,317,688	$1,317,172
1/20	$1,293,579	$1,209,727	$1,317,745	$1,317,228
2/20	$1,273,168	$1,227,840	$1,297,320	$1,296,813
3/20	$1,115,817	$1,203,856	$1,144,644	$1,144,323
4/20	$1,168,808	$1,227,971	$1,188,162	$1,187,811
5/20	$1,216,372	$1,239,440	$1,242,061	$1,242,137
6/20	$1,222,443	$1,249,782	$1,253,861	$1,254,244
7/20	$1,276,454	$1,271,736	$1,313,363	$1,314,173
8/20	$1,288,783	$1,264,402	$1,326,491	$1,327,105
9/20	$1,276,879	$1,262,124	$1,312,742	$1,313,270
10/20	$1,283,278	$1,257,613	$1,318,664	$1,319,411
11/20	$1,335,115	$1,274,024	$1,371,522	$1,372,224
12/20	$1,359,908	$1,278,423	$1,397,714	$1,398,397
1/21	$1,366,400	$1,270,388	$1,403,106	$1,403,749
2/21	$1,378,460	$1,253,996	$1,407,942	$1,408,640
3/21	$1,381,440	$1,239,403	$1,410,439	$1,411,038
4/21	$1,396,681	$1,249,825	$1,425,870	$1,426,516
5/21	$1,402,811	$1,254,592	$1,429,986	$1,430,634
6/21	$1,424,461	$1,263,738	$1,449,454	$1,450,180
7/21	$1,427,493	$1,276,427	$1,454,542	$1,455,342
8/21	$1,433,702	$1,275,575	$1,462,569	$1,463,280
9/21	$1,449,275	$1,264,683	$1,463,164	$1,463,770
10/21	$1,449,153	$1,263,649	$1,460,410	$1,461,167
11/21	$1,432,798	$1,265,175	$1,445,270	$1,446,193
12/21	$1,461,653	$1,264,322	$1,472,450	$1,473,401
1/22	$1,419,491	$1,236,603	$1,432,083	$1,432,898
2/22	$1,434,992	$1,219,743	$1,419,259	$1,420,032
3/22	$1,425,084	$1,187,019	$1,406,266	$1,406,893
4/22	$1,382,163	$1,142,746	$1,355,183	$1,355,715
5/22	$1,382,038	$1,149,034	$1,358,425	$1,359,110
6/22	$1,299,045	$1,126,073	$1,265,874	$1,266,600
7/22	$1,372,010	$1,154,385	$1,342,055	$1,342,886
8/22	$1,348,516	$1,124,375	$1,309,991	$1,310,727
9/22	$1,297,858	$1,075,933	$1,257,382	$1,258,012
10/22	$1,328,069	$1,064,128	$1,293,158	$1,293,823
11/22	$1,364,993	$1,103,805	$1,317,209	$1,318,043
12/22	$1,358,055	$1,100,056	$1,307,381	$1,308,116
1/23	$1,409,237	$1,134,180	$1,358,481	$1,359,258
2/23	$1,387,830	$1,106,311	$1,341,056	$1,341,668
3/23	$1,411,865	$1,132,265	$1,355,956	$1,356,771
4/23	$1,418,536	$1,139,182	$1,369,169	$1,369,866
5/23	$1,405,028	$1,127,371	$1,356,128	$1,356,860
6/23	$1,426,475	$1,125,619	$1,378,187	$1,378,946
7/23	$1,444,390	$1,126,738	$1,397,883	$1,398,582
8/23	$1,444,998	$1,119,953	$1,402,042	$1,402,573
9/23	$1,431,472	$1,093,247	$1,385,568	$1,386,261
10/23	$1,414,138	$1,076,807	$1,368,266	$1,369,103
11/23	$1,468,807	$1,125,268	$1,430,728	$1,431,373
12/23	$1,520,425	$1,167,966	$1,483,527	$1,484,159
1/24	$1,524,615	$1,165,171	$1,483,812	$1,484,434
2/24	$1,525,262	$1,151,201	$1,488,205	$1,488,830
3/24	$1,548,368	$1,162,504	$1,505,932	$1,506,565
4/24	$1,534,405	$1,135,338	$1,490,874	$1,491,499
5/24	$1,554,007	$1,154,158	$1,507,792	$1,508,423
6/24	$1,570,062	$1,164,708	$1,522,345	$1,522,984
7/24	$1,589,940	$1,191,145	$1,552,219	$1,552,870
8/24	$1,613,713	$1,208,679	$1,576,910	$1,577,571
9/24	$1,629,903	$1,225,257	$1,602,678	$1,603,351
10/24	$1,623,312	$1,197,428	$1,593,858	$1,594,527

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.79%	5.12%	4.96%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Index	16.47%	4.38%	4.77%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.36%	4.77%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,057,071,953
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 4,538,895
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,057,071,953
# of Portfolio Holdings (for High Income Opportunities Portfolio)	482
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	43%
Total Advisory Fees Paid	$4,538,895

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Common Stocks	1.1%
Exchange-Traded Funds	1.2%
Asset-Backed Securities	1.9%
Short-Term Investments	3.4%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	83.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
CCC or Lower	12.0%
B	38.1%
BB	40.2%
BBB	4.1%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.70% of the Fund's average daily net assets for Class I. This agreement may be changed or terminated after March 1, 2025.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.70% of the Fund's average daily net assets for Class I. This agreement may be changed or terminated after March 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000243418
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class R6
Trading Symbol	ERHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.55%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s selections by sector ― particularly selections in the health care, gaming, and retail sectors ― detracted from returns relative to the Index

↓ Allocations by credit quality ― especially a broad underweight exposure to distressed CCC-rated securities and lower ― hurt relative returns during the period

↓ Selections by credit quality ― particularly selections in B-rated and CCC-rated securities ― detracted from returns relative to the Index during the period

↓ The Fund’s security selections by duration ― especially selections in securities with durations of less than 5 years ― hurt relative returns during the period

↑ An overweight exposure to the health care sector and an underweight allocation to the energy sector aided returns relative to the Index during the period

↑ An underweight exposure and security selections in the BB-rated segment contributed to the Fund’s performance relative to the Index during the period

↑ The Fund’s selections in lower-rated securities contributed to performance relative to the Index during the period

↑ A slightly overweight exposure to securities with durations between 5-10 years contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/14	$5,000,000	$5,000,000	$5,000,000	$5,000,000
11/14	$4,960,492	$5,026,983	$4,964,506	$4,964,261
12/14	$4,910,833	$5,017,901	$4,891,486	$4,891,071
1/15	$4,958,479	$5,113,418	$4,925,075	$4,924,804
2/15	$5,069,236	$5,083,617	$5,042,562	$5,042,299
3/15	$5,051,664	$5,104,598	$5,015,829	$5,015,515
4/15	$5,110,191	$5,098,676	$5,076,124	$5,075,649
5/15	$5,136,683	$5,089,756	$5,091,064	$5,090,684
6/15	$5,084,625	$5,032,951	$5,013,515	$5,013,033
7/15	$5,089,039	$5,062,258	$4,982,761	$4,982,170
8/15	$5,026,073	$5,047,342	$4,894,575	$4,894,426
9/15	$4,894,128	$5,067,099	$4,769,089	$4,767,458
10/15	$5,034,878	$5,083,296	$4,898,709	$4,897,418
11/15	$4,957,219	$5,064,759	$4,789,447	$4,787,472
12/15	$4,868,247	$5,039,457	$4,665,950	$4,663,980
1/16	$4,836,410	$5,095,087	$4,592,140	$4,590,211
2/16	$4,883,913	$5,131,280	$4,613,499	$4,611,559
3/16	$5,026,588	$5,194,166	$4,817,436	$4,815,408
4/16	$5,145,727	$5,229,555	$5,009,932	$5,007,821
5/16	$5,172,106	$5,233,640	$5,046,075	$5,043,956
6/16	$5,197,766	$5,325,777	$5,100,784	$5,098,626
7/16	$5,295,778	$5,369,663	$5,229,613	$5,227,404
8/16	$5,392,716	$5,375,456	$5,346,098	$5,343,841
9/16	$5,417,229	$5,376,733	$5,380,675	$5,378,413
10/16	$5,418,544	$5,341,063	$5,397,491	$5,395,221
11/16	$5,406,919	$5,221,011	$5,376,203	$5,373,943
12/16	$5,493,491	$5,236,520	$5,481,910	$5,479,647
1/17	$5,556,000	$5,254,995	$5,555,480	$5,553,229
2/17	$5,628,629	$5,295,541	$5,642,086	$5,639,885
3/17	$5,617,702	$5,293,767	$5,630,236	$5,628,052
4/17	$5,680,285	$5,337,691	$5,693,959	$5,691,820
5/17	$5,731,542	$5,378,873	$5,744,605	$5,742,659
6/17	$5,744,640	$5,374,313	$5,750,699	$5,748,721
7/17	$5,796,364	$5,401,082	$5,817,173	$5,815,028
8/17	$5,785,185	$5,447,680	$5,815,607	$5,813,521
9/17	$5,836,524	$5,428,508	$5,867,791	$5,865,750
10/17	$5,850,730	$5,435,026	$5,890,687	$5,888,386
11/17	$5,838,524	$5,426,801	$5,874,971	$5,872,586
12/17	$5,852,860	$5,450,725	$5,892,098	$5,889,701
1/18	$5,880,184	$5,398,274	$5,929,878	$5,927,465
2/18	$5,840,076	$5,347,087	$5,874,591	$5,872,203
3/18	$5,815,500	$5,374,056	$5,838,320	$5,835,951
4/18	$5,842,306	$5,338,197	$5,877,158	$5,874,769
5/18	$5,830,659	$5,367,309	$5,876,326	$5,873,883
6/18	$5,844,496	$5,359,525	$5,896,626	$5,894,167
7/18	$5,912,435	$5,370,741	$5,962,508	$5,960,031
8/18	$5,940,660	$5,397,201	$6,005,691	$6,003,194
9/18	$5,968,105	$5,374,074	$6,040,593	$6,038,078
10/18	$5,875,347	$5,329,118	$5,941,629	$5,939,196
11/18	$5,821,827	$5,353,085	$5,887,696	$5,885,301
12/18	$5,673,762	$5,436,837	$5,758,585	$5,756,303
1/19	$5,935,094	$5,511,800	$6,023,043	$6,020,687
2/19	$6,016,292	$5,517,807	$6,124,744	$6,122,346
3/19	$6,073,071	$5,617,446	$6,184,757	$6,182,335
4/19	$6,143,044	$5,625,309	$6,271,292	$6,268,828
5/19	$6,074,994	$5,711,481	$6,191,571	$6,189,148
6/19	$6,215,623	$5,792,265	$6,343,395	$6,340,912
7/19	$6,245,362	$5,809,507	$6,375,884	$6,373,380
8/19	$6,261,114	$5,940,961	$6,400,756	$6,398,251
9/19	$6,304,368	$5,915,222	$6,421,056	$6,418,535
10/19	$6,320,268	$5,934,333	$6,435,968	$6,433,439
11/19	$6,363,931	$5,933,147	$6,453,546	$6,451,007
12/19	$6,495,166	$5,941,988	$6,588,441	$6,585,862
1/20	$6,467,895	$6,048,634	$6,588,723	$6,586,141
2/20	$6,365,838	$6,139,202	$6,486,599	$6,484,063
3/20	$5,579,085	$6,019,281	$5,723,218	$5,721,614
4/20	$5,844,041	$6,139,856	$5,940,811	$5,939,056
5/20	$6,081,858	$6,197,201	$6,210,305	$6,210,687
6/20	$6,112,217	$6,248,911	$6,269,303	$6,271,222
7/20	$6,382,269	$6,358,678	$6,566,814	$6,570,864
8/20	$6,443,916	$6,322,012	$6,632,456	$6,635,524
9/20	$6,384,394	$6,310,618	$6,563,711	$6,566,352
10/20	$6,416,389	$6,288,063	$6,593,322	$6,597,056
11/20	$6,675,577	$6,370,118	$6,857,611	$6,861,118
12/20	$6,799,538	$6,392,115	$6,988,570	$6,991,982
1/21	$6,831,998	$6,351,938	$7,015,529	$7,018,743
2/21	$6,892,300	$6,269,979	$7,039,710	$7,043,199
3/21	$6,907,199	$6,197,013	$7,052,195	$7,055,191
4/21	$6,983,406	$6,249,123	$7,129,348	$7,132,581
5/21	$7,014,056	$6,272,959	$7,149,931	$7,153,168
6/21	$7,122,305	$6,318,690	$7,247,272	$7,250,902
7/21	$7,137,463	$6,382,137	$7,272,708	$7,276,711
8/21	$7,168,512	$6,377,877	$7,312,844	$7,316,398
9/21	$7,246,374	$6,323,413	$7,315,820	$7,318,852
10/21	$7,245,766	$6,318,245	$7,302,052	$7,305,833
11/21	$7,163,989	$6,325,877	$7,226,351	$7,230,964
12/21	$7,308,266	$6,321,611	$7,362,248	$7,367,003
1/22	$7,097,456	$6,183,015	$7,160,413	$7,164,488
2/22	$7,174,961	$6,098,716	$7,096,295	$7,100,160
3/22	$7,125,420	$5,935,095	$7,031,330	$7,034,464
4/22	$6,910,816	$5,713,731	$6,775,915	$6,778,577
5/22	$6,910,189	$5,745,169	$6,792,124	$6,795,548
6/22	$6,495,224	$5,630,366	$6,329,372	$6,332,998
7/22	$6,860,052	$5,771,925	$6,710,273	$6,714,430
8/22	$6,742,578	$5,621,876	$6,549,956	$6,553,636
9/22	$6,489,290	$5,379,665	$6,286,909	$6,290,060
10/22	$6,640,345	$5,320,638	$6,465,791	$6,469,117
11/22	$6,824,964	$5,519,025	$6,586,043	$6,590,215
12/22	$6,790,277	$5,500,280	$6,536,906	$6,540,580
1/23	$7,046,185	$5,670,901	$6,792,406	$6,796,290
2/23	$6,939,152	$5,531,557	$6,705,279	$6,708,341
3/23	$7,059,326	$5,661,324	$6,779,780	$6,783,854
4/23	$7,092,682	$5,695,908	$6,845,845	$6,849,331
5/23	$7,025,140	$5,636,854	$6,780,641	$6,784,298
6/23	$7,132,373	$5,628,094	$6,890,933	$6,894,729
7/23	$7,222,526	$5,633,689	$6,989,417	$6,992,911
8/23	$7,243,859	$5,599,763	$7,010,211	$7,012,864
9/23	$7,159,002	$5,466,236	$6,927,838	$6,931,303
10/23	$7,073,145	$5,384,034	$6,841,331	$6,845,514
11/23	$7,347,176	$5,626,342	$7,153,641	$7,156,864
12/23	$7,605,953	$5,839,829	$7,417,634	$7,420,795
1/24	$7,627,482	$5,825,853	$7,419,059	$7,422,172
2/24	$7,649,552	$5,756,004	$7,441,024	$7,444,150
3/24	$7,747,362	$5,812,519	$7,529,661	$7,532,827
4/24	$7,696,745	$5,676,689	$7,454,370	$7,457,495
5/24	$7,776,807	$5,770,788	$7,538,958	$7,542,113
6/24	$7,857,919	$5,823,542	$7,611,724	$7,614,920
7/24	$7,957,984	$5,955,723	$7,761,093	$7,764,351
8/24	$8,077,558	$6,043,397	$7,884,548	$7,887,853
9/24	$8,159,158	$6,126,285	$8,013,391	$8,016,753
10/24	$8,126,771	$5,987,140	$7,969,291	$7,972,633

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	14.90%	5.15%	4.97%
Bloomberg U.S. Universal IndexFootnote Reference2	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Index	16.47%	4.38%	4.77%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.36%	4.77%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,057,071,953
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 4,538,895
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,057,071,953
# of Portfolio Holdings (for High Income Opportunities Portfolio)	482
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	43%
Total Advisory Fees Paid	$4,538,895

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Common Stocks	1.1%
Exchange-Traded Funds	1.2%
Asset-Backed Securities	1.9%
Short-Term Investments	3.4%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	83.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
CCC or Lower	12.0%
B	38.1%
BB	40.2%
BBB	4.1%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.62% of the Fund's average daily net assets for Class R6. This agreement may be changed or terminated after March 1, 2025.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.62% of the Fund's average daily net assets for Class R6. This agreement may be changed or terminated after March 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000227652
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Advisers Class
Trading Symbol	EASDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 0-1 Year U.S. Treasury Index (11/1/23-12/31/23) and the ICE BofA 1-3 Year U.S. Treasury Index (1/1/24-10/31/24) (the Index):

↑ Out-of-Index exposures to fixed-rate agency mortgage-backed securities (MBS) pass-throughs contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning ― which was longer than that of the Index ― contributed to returns relative to the Index during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasurys contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index use of derivatives for duration management ― by investing in interest-rate swaps; U.S. Treasury futures; and swap options, or swaptions ― detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Advisers Class	Bloomberg U.S. Universal Index	ICE BofA 0-1 Year U.S. Treasury Index	ICE BofA 1-3 Year U.S. Treasury Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,014	$10,054	$10,001	$10,014
12/14	$10,003	$10,036	$9,999	$9,990
1/15	$9,958	$10,227	$10,004	$10,040
2/15	$10,022	$10,167	$10,004	$10,019
3/15	$10,050	$10,209	$10,005	$10,042
4/15	$10,079	$10,197	$10,009	$10,047
5/15	$10,083	$10,180	$10,010	$10,054
6/15	$10,121	$10,066	$10,012	$10,057
7/15	$10,113	$10,125	$10,012	$10,062
8/15	$10,127	$10,095	$10,012	$10,058
9/15	$10,092	$10,134	$10,019	$10,088
10/15	$10,113	$10,167	$10,018	$10,078
11/15	$10,121	$10,130	$10,014	$10,053
12/15	$10,118	$10,079	$10,015	$10,044
1/16	$10,065	$10,190	$10,024	$10,105
2/16	$10,038	$10,263	$10,029	$10,117
3/16	$10,071	$10,388	$10,038	$10,135
4/16	$10,104	$10,459	$10,043	$10,138
5/16	$10,136	$10,467	$10,043	$10,127
6/16	$10,094	$10,652	$10,056	$10,188
7/16	$10,124	$10,739	$10,059	$10,182
8/16	$10,141	$10,751	$10,061	$10,165
9/16	$10,158	$10,753	$10,067	$10,177
10/16	$10,186	$10,682	$10,071	$10,170
11/16	$10,213	$10,442	$10,071	$10,130
12/16	$10,240	$10,473	$10,076	$10,133
1/17	$10,248	$10,510	$10,085	$10,146
2/17	$10,265	$10,591	$10,091	$10,156
3/17	$10,285	$10,588	$10,088	$10,159
4/17	$10,305	$10,675	$10,095	$10,174
5/17	$10,338	$10,758	$10,100	$10,185
6/17	$10,346	$10,749	$10,107	$10,177
7/17	$10,365	$10,802	$10,119	$10,199
8/17	$10,359	$10,895	$10,130	$10,218
9/17	$10,379	$10,857	$10,137	$10,201
10/17	$10,386	$10,870	$10,145	$10,195
11/17	$10,380	$10,854	$10,150	$10,175
12/17	$10,400	$10,901	$10,160	$10,176
1/18	$10,408	$10,797	$10,170	$10,147
2/18	$10,451	$10,694	$10,177	$10,143
3/18	$10,471	$10,748	$10,193	$10,163
4/18	$10,504	$10,676	$10,205	$10,147
5/18	$10,500	$10,735	$10,224	$10,184
6/18	$10,509	$10,719	$10,240	$10,185
7/18	$10,532	$10,741	$10,257	$10,185
8/18	$10,542	$10,794	$10,277	$10,217
9/18	$10,554	$10,748	$10,290	$10,205
10/18	$10,579	$10,658	$10,309	$10,221
11/18	$10,619	$10,706	$10,330	$10,256
12/18	$10,608	$10,874	$10,355	$10,337
1/19	$10,635	$11,024	$10,381	$10,365
2/19	$10,659	$11,036	$10,400	$10,375
3/19	$10,673	$11,235	$10,426	$10,439
4/19	$10,725	$11,251	$10,447	$10,460
5/19	$10,726	$11,423	$10,473	$10,534
6/19	$10,726	$11,585	$10,505	$10,589
7/19	$10,753	$11,619	$10,519	$10,576
8/19	$10,754	$11,882	$10,549	$10,662
9/19	$10,767	$11,830	$10,565	$10,650
10/19	$10,767	$11,869	$10,593	$10,685
11/19	$10,780	$11,866	$10,604	$10,681
12/19	$10,792	$11,884	$10,621	$10,704
1/20	$10,803	$12,097	$10,638	$10,762
2/20	$10,880	$12,278	$10,667	$10,856
3/20	$10,902	$12,039	$10,731	$11,005
4/20	$10,964	$12,280	$10,730	$11,009
5/20	$10,984	$12,394	$10,728	$11,016
6/20	$11,001	$12,498	$10,730	$11,019
7/20	$11,020	$12,717	$10,734	$11,030
8/20	$11,036	$12,644	$10,734	$11,028
9/20	$11,036	$12,621	$10,738	$11,031
10/20	$11,037	$12,576	$10,738	$11,026
11/20	$11,037	$12,740	$10,741	$11,031
12/20	$11,065	$12,784	$10,740	$11,036
1/21	$11,093	$12,704	$10,743	$11,038
2/21	$11,092	$12,540	$10,746	$11,029
3/21	$11,106	$12,394	$10,747	$11,031
4/21	$11,120	$12,498	$10,747	$11,036
5/21	$11,093	$12,546	$10,749	$11,044
6/21	$11,051	$12,637	$10,748	$11,027
7/21	$11,024	$12,764	$10,749	$11,046
8/21	$11,037	$12,756	$10,750	$11,045
9/21	$11,064	$12,647	$10,751	$11,034
10/21	$11,023	$12,636	$10,750	$11,000
11/21	$10,995	$12,652	$10,750	$11,002
12/21	$10,995	$12,643	$10,746	$10,975
1/22	$10,981	$12,366	$10,738	$10,903
2/22	$10,952	$12,197	$10,734	$10,862
3/22	$10,940	$11,870	$10,723	$10,718
4/22	$10,971	$11,427	$10,719	$10,667
5/22	$10,946	$11,490	$10,733	$10,726
6/22	$10,922	$11,261	$10,711	$10,664
7/22	$10,912	$11,544	$10,724	$10,699
8/22	$10,910	$11,244	$10,733	$10,622
9/22	$10,701	$10,759	$10,729	$10,497
10/22	$10,722	$10,641	$10,743	$10,487
11/22	$10,788	$11,038	$10,776	$10,553
12/22	$10,633	$11,001	$10,819	$10,574
1/23	$10,719	$11,342	$10,857	$10,647
2/23	$10,701	$11,063	$10,884	$10,570
3/23	$10,789	$11,323	$10,947	$10,739
4/23	$10,747	$11,392	$10,979	$10,766
5/23	$10,750	$11,274	$11,006	$10,729
6/23	$10,751	$11,256	$11,052	$10,677
7/23	$10,798	$11,267	$11,100	$10,715
8/23	$10,816	$11,200	$11,148	$10,757
9/23	$10,688	$10,932	$11,196	$10,756
10/23	$10,623	$10,768	$11,245	$10,793
11/23	$10,868	$11,253	$11,304	$10,902
12/23	$11,000	$11,680	$11,366	$11,024
1/24	$11,041	$11,652	$11,412	$11,067
2/24	$10,927	$11,512	$11,447	$11,021
3/24	$11,029	$11,625	$11,496	$11,057
4/24	$10,900	$11,353	$11,538	$11,021
5/24	$11,049	$11,542	$11,593	$11,097
6/24	$11,166	$11,647	$11,641	$11,161
7/24	$11,331	$11,911	$11,704	$11,289
8/24	$11,420	$12,087	$11,767	$11,390
9/24	$11,507	$12,253	$11,828	$11,481
10/24	$11,328	$11,974	$11,861	$11,414

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Advisers Class	6.64%	1.02%	1.25%
Bloomberg U.S. Universal IndexFootnote Reference2	11.20%	0.18%	1.82%
ICE BofA 0-1 Year U.S. Treasury Index	5.47%	2.28%	1.72%
ICE BofA 1-3 Year U.S. Treasury IndexFootnote Reference3	5.76%	1.33%	1.33%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 2,550,225,369
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 12,642,763
InvestmentCompanyPortfolioTurnover	712.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,550,225,369
# of Portfolio Holdings	739
Portfolio Turnover Rate	712%
Total Advisory Fees Paid	$12,642,763

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.85% of the Fund's average daily net assets for Advisers Class. This agreement may be changed or terminated after March 1, 2025.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.85% of the Fund's average daily net assets for Advisers Class. This agreement may be changed or terminated after March 1, 2025.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014457
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class A
Trading Symbol	EALDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 0-1 Year U.S. Treasury Index (11/1/23-12/31/23) and the ICE BofA 1-3 Year U.S. Treasury Index (1/1/24-10/31/24) (the Index):

↑ Out-of-Index exposures to fixed-rate agency mortgage-backed securities (MBS) pass-throughs contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning ― which was longer than that of the Index ― contributed to returns relative to the Index during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasurys contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index use of derivatives for duration management ― by investing in interest-rate swaps; U.S. Treasury futures; and swap options, or swaptions ― detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA 0-1 Year U.S. Treasury Index	ICE BofA 1-3 Year U.S. Treasury Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$9,789	$10,054	$10,001	$10,014
12/14	$9,778	$10,036	$9,999	$9,990
1/15	$9,734	$10,227	$10,004	$10,040
2/15	$9,796	$10,167	$10,004	$10,019
3/15	$9,823	$10,209	$10,005	$10,042
4/15	$9,852	$10,197	$10,009	$10,047
5/15	$9,856	$10,180	$10,010	$10,054
6/15	$9,893	$10,066	$10,012	$10,057
7/15	$9,885	$10,125	$10,012	$10,062
8/15	$9,899	$10,095	$10,012	$10,058
9/15	$9,865	$10,134	$10,019	$10,088
10/15	$9,885	$10,167	$10,018	$10,078
11/15	$9,893	$10,130	$10,014	$10,053
12/15	$9,890	$10,079	$10,015	$10,044
1/16	$9,839	$10,190	$10,024	$10,105
2/16	$9,812	$10,263	$10,029	$10,117
3/16	$9,845	$10,388	$10,038	$10,135
4/16	$9,876	$10,459	$10,043	$10,138
5/16	$9,908	$10,467	$10,043	$10,127
6/16	$9,867	$10,652	$10,056	$10,188
7/16	$9,896	$10,739	$10,059	$10,182
8/16	$9,913	$10,751	$10,061	$10,165
9/16	$9,929	$10,753	$10,067	$10,177
10/16	$9,956	$10,682	$10,071	$10,170
11/16	$9,983	$10,442	$10,071	$10,130
12/16	$10,010	$10,473	$10,076	$10,133
1/17	$10,017	$10,510	$10,085	$10,146
2/17	$10,034	$10,591	$10,091	$10,156
3/17	$10,054	$10,588	$10,088	$10,159
4/17	$10,073	$10,675	$10,095	$10,174
5/17	$10,106	$10,758	$10,100	$10,185
6/17	$10,113	$10,749	$10,107	$10,177
7/17	$10,132	$10,802	$10,119	$10,199
8/17	$10,126	$10,895	$10,130	$10,218
9/17	$10,145	$10,857	$10,137	$10,201
10/17	$10,152	$10,870	$10,145	$10,195
11/17	$10,147	$10,854	$10,150	$10,175
12/17	$10,166	$10,901	$10,160	$10,176
1/18	$10,174	$10,797	$10,170	$10,147
2/18	$10,216	$10,694	$10,177	$10,143
3/18	$10,236	$10,748	$10,193	$10,163
4/18	$10,268	$10,676	$10,205	$10,147
5/18	$10,264	$10,735	$10,224	$10,184
6/18	$10,273	$10,719	$10,240	$10,185
7/18	$10,295	$10,741	$10,257	$10,185
8/18	$10,305	$10,794	$10,277	$10,217
9/18	$10,316	$10,748	$10,290	$10,205
10/18	$10,341	$10,658	$10,309	$10,221
11/18	$10,380	$10,706	$10,330	$10,256
12/18	$10,370	$10,874	$10,355	$10,337
1/19	$10,396	$11,024	$10,381	$10,365
2/19	$10,420	$11,036	$10,400	$10,375
3/19	$10,433	$11,235	$10,426	$10,439
4/19	$10,484	$11,251	$10,447	$10,460
5/19	$10,485	$11,423	$10,473	$10,534
6/19	$10,484	$11,585	$10,505	$10,589
7/19	$10,511	$11,619	$10,519	$10,576
8/19	$10,512	$11,882	$10,549	$10,662
9/19	$10,524	$11,830	$10,565	$10,650
10/19	$10,525	$11,869	$10,593	$10,685
11/19	$10,537	$11,866	$10,604	$10,681
12/19	$10,549	$11,884	$10,621	$10,704
1/20	$10,560	$12,097	$10,638	$10,762
2/20	$10,635	$12,278	$10,667	$10,856
3/20	$10,657	$12,039	$10,731	$11,005
4/20	$10,717	$12,280	$10,730	$11,009
5/20	$10,737	$12,394	$10,728	$11,016
6/20	$10,754	$12,498	$10,730	$11,019
7/20	$10,772	$12,717	$10,734	$11,030
8/20	$10,788	$12,644	$10,734	$11,028
9/20	$10,788	$12,621	$10,738	$11,031
10/20	$10,789	$12,576	$10,738	$11,026
11/20	$10,789	$12,740	$10,741	$11,031
12/20	$10,816	$12,784	$10,740	$11,036
1/21	$10,843	$12,704	$10,743	$11,038
2/21	$10,842	$12,540	$10,746	$11,029
3/21	$10,856	$12,394	$10,747	$11,031
4/21	$10,870	$12,498	$10,747	$11,036
5/21	$10,843	$12,546	$10,749	$11,044
6/21	$10,816	$12,637	$10,748	$11,027
7/21	$10,789	$12,764	$10,749	$11,046
8/21	$10,789	$12,756	$10,750	$11,045
9/21	$10,829	$12,647	$10,751	$11,034
10/21	$10,788	$12,636	$10,750	$11,000
11/21	$10,747	$12,652	$10,750	$11,002
12/21	$10,761	$12,643	$10,746	$10,975
1/22	$10,747	$12,366	$10,738	$10,903
2/22	$10,705	$12,197	$10,734	$10,862
3/22	$10,694	$11,870	$10,723	$10,718
4/22	$10,737	$11,427	$10,719	$10,667
5/22	$10,713	$11,490	$10,733	$10,726
6/22	$10,690	$11,261	$10,711	$10,664
7/22	$10,666	$11,544	$10,724	$10,699
8/22	$10,678	$11,244	$10,733	$10,622
9/22	$10,474	$10,759	$10,729	$10,497
10/22	$10,480	$10,641	$10,743	$10,487
11/22	$10,545	$11,038	$10,776	$10,553
12/22	$10,408	$11,001	$10,819	$10,574
1/23	$10,477	$11,342	$10,857	$10,647
2/23	$10,460	$11,063	$10,884	$10,570
3/23	$10,546	$11,323	$10,947	$10,739
4/23	$10,519	$11,392	$10,979	$10,766
5/23	$10,522	$11,274	$11,006	$10,729
6/23	$10,509	$11,256	$11,052	$10,677
7/23	$10,555	$11,267	$11,100	$10,715
8/23	$10,587	$11,200	$11,148	$10,757
9/23	$10,448	$10,932	$11,196	$10,756
10/23	$10,384	$10,768	$11,245	$10,793
11/23	$10,638	$11,253	$11,304	$10,902
12/23	$10,754	$11,680	$11,366	$11,024
1/24	$10,808	$11,652	$11,412	$11,067
2/24	$10,697	$11,512	$11,447	$11,021
3/24	$10,782	$11,625	$11,496	$11,057
4/24	$10,656	$11,353	$11,538	$11,021
5/24	$10,817	$11,542	$11,593	$11,097
6/24	$10,916	$11,647	$11,641	$11,161
7/24	$11,078	$11,911	$11,704	$11,289
8/24	$11,164	$12,087	$11,767	$11,390
9/24	$11,249	$12,253	$11,828	$11,481
10/24	$11,086	$11,974	$11,861	$11,414

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	6.80%	1.05%	1.27%
Class A with 2.25% Maximum Sales Charge	4.32%	0.58%	1.04%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 0-1 Year U.S. Treasury Index	5.47%	2.28%	1.72%
ICE BofA 1-3 Year U.S. Treasury IndexFootnote Reference2	5.76%	1.33%	1.33%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 2,550,225,369
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 12,642,763
InvestmentCompanyPortfolioTurnover	712.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,550,225,369
# of Portfolio Holdings	739
Portfolio Turnover Rate	712%
Total Advisory Fees Paid	$12,642,763

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.85% of the Fund's average daily net assets for Class A. This agreement may be changed or terminated after March 1, 2025.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.85% of the Fund's average daily net assets for Class A. This agreement may be changed or terminated after March 1, 2025.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014459
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class C
Trading Symbol	ECLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	2.00%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 0-1 Year U.S. Treasury Index (11/1/23-12/31/23) and the ICE BofA 1-3 Year U.S. Treasury Index (1/1/24-10/31/24) (the Index):

↑ Out-of-Index exposures to fixed-rate agency mortgage-backed securities (MBS) pass-throughs contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning ― which was longer than that of the Index ― contributed to returns relative to the Index during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasurys contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index use of derivatives for duration management ― by investing in interest-rate swaps; U.S. Treasury futures; and swap options, or swaptions ― detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	ICE BofA 0-1 Year U.S. Treasury Index	ICE BofA 1-3 Year U.S. Treasury Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,009	$10,054	$10,001	$10,014
12/14	$9,993	$10,036	$9,999	$9,990
1/15	$9,943	$10,227	$10,004	$10,040
2/15	$10,002	$10,167	$10,004	$10,019
3/15	$10,025	$10,209	$10,005	$10,042
4/15	$10,049	$10,197	$10,009	$10,047
5/15	$10,060	$10,180	$10,010	$10,054
6/15	$10,081	$10,066	$10,012	$10,057
7/15	$10,068	$10,125	$10,012	$10,062
8/15	$10,077	$10,095	$10,012	$10,058
9/15	$10,049	$10,134	$10,019	$10,088
10/15	$10,053	$10,167	$10,018	$10,078
11/15	$10,056	$10,130	$10,014	$10,053
12/15	$10,048	$10,079	$10,015	$10,044
1/16	$9,991	$10,190	$10,024	$10,105
2/16	$9,959	$10,263	$10,029	$10,117
3/16	$9,987	$10,388	$10,038	$10,135
4/16	$10,014	$10,459	$10,043	$10,138
5/16	$10,041	$10,467	$10,043	$10,127
6/16	$10,007	$10,652	$10,056	$10,188
7/16	$10,019	$10,739	$10,059	$10,182
8/16	$10,031	$10,751	$10,061	$10,165
9/16	$10,042	$10,753	$10,067	$10,177
10/16	$10,065	$10,682	$10,071	$10,170
11/16	$10,087	$10,442	$10,071	$10,130
12/16	$10,109	$10,473	$10,076	$10,133
1/17	$10,123	$10,510	$10,085	$10,146
2/17	$10,124	$10,591	$10,091	$10,156
3/17	$10,138	$10,588	$10,088	$10,159
4/17	$10,153	$10,675	$10,095	$10,174
5/17	$10,180	$10,758	$10,100	$10,185
6/17	$10,183	$10,749	$10,107	$10,177
7/17	$10,196	$10,802	$10,119	$10,199
8/17	$10,186	$10,895	$10,130	$10,218
9/17	$10,200	$10,857	$10,137	$10,201
10/17	$10,202	$10,870	$10,145	$10,195
11/17	$10,191	$10,854	$10,150	$10,175
12/17	$10,206	$10,901	$10,160	$10,176
1/18	$10,208	$10,797	$10,170	$10,147
2/18	$10,258	$10,694	$10,177	$10,143
3/18	$10,273	$10,748	$10,193	$10,163
4/18	$10,288	$10,676	$10,205	$10,147
5/18	$10,291	$10,735	$10,224	$10,184
6/18	$10,282	$10,719	$10,240	$10,185
7/18	$10,299	$10,741	$10,257	$10,185
8/18	$10,304	$10,794	$10,277	$10,217
9/18	$10,310	$10,748	$10,290	$10,205
10/18	$10,329	$10,658	$10,309	$10,221
11/18	$10,363	$10,706	$10,330	$10,256
12/18	$10,348	$10,874	$10,355	$10,337
1/19	$10,369	$11,024	$10,381	$10,365
2/19	$10,387	$11,036	$10,400	$10,375
3/19	$10,396	$11,235	$10,426	$10,439
4/19	$10,441	$11,251	$10,447	$10,460
5/19	$10,436	$11,423	$10,473	$10,534
6/19	$10,431	$11,585	$10,505	$10,589
7/19	$10,452	$11,619	$10,519	$10,576
8/19	$10,448	$11,882	$10,549	$10,662
9/19	$10,455	$11,830	$10,565	$10,650
10/19	$10,450	$11,869	$10,593	$10,685
11/19	$10,457	$11,866	$10,604	$10,681
12/19	$10,463	$11,884	$10,621	$10,704
1/20	$10,469	$12,097	$10,638	$10,762
2/20	$10,538	$12,278	$10,667	$10,856
3/20	$10,555	$12,039	$10,731	$11,005
4/20	$10,609	$12,280	$10,730	$11,009
5/20	$10,623	$12,394	$10,728	$11,016
6/20	$10,635	$12,498	$10,730	$11,019
7/20	$10,634	$12,717	$10,734	$11,030
8/20	$10,657	$12,644	$10,734	$11,028
9/20	$10,652	$12,621	$10,738	$11,031
10/20	$10,648	$12,576	$10,738	$11,026
11/20	$10,642	$12,740	$10,741	$11,031
12/20	$10,664	$12,784	$10,740	$11,036
1/21	$10,685	$12,704	$10,743	$11,038
2/21	$10,679	$12,540	$10,746	$11,029
3/21	$10,687	$12,394	$10,747	$11,031
4/21	$10,695	$12,498	$10,747	$11,036
5/21	$10,664	$12,546	$10,749	$11,044
6/21	$10,632	$12,637	$10,748	$11,027
7/21	$10,600	$12,764	$10,749	$11,046
8/21	$10,595	$12,756	$10,750	$11,045
9/21	$10,628	$12,647	$10,751	$11,034
10/21	$10,583	$12,636	$10,750	$11,000
11/21	$10,538	$12,652	$10,750	$11,002
12/21	$10,546	$12,643	$10,746	$10,975
1/22	$10,527	$12,366	$10,738	$10,903
2/22	$10,481	$12,197	$10,734	$10,862
3/22	$10,465	$11,870	$10,723	$10,718
4/22	$10,502	$11,427	$10,719	$10,667
5/22	$10,473	$11,490	$10,733	$10,726
6/22	$10,445	$11,261	$10,711	$10,664
7/22	$10,417	$11,544	$10,724	$10,699
8/22	$10,423	$11,244	$10,733	$10,622
9/22	$10,219	$10,759	$10,729	$10,497
10/22	$10,220	$10,641	$10,743	$10,487
11/22	$10,278	$11,038	$10,776	$10,553
12/22	$10,139	$11,001	$10,819	$10,574
1/23	$10,202	$11,342	$10,857	$10,647
2/23	$10,180	$11,063	$10,884	$10,570
3/23	$10,259	$11,323	$10,947	$10,739
4/23	$10,227	$11,392	$10,979	$10,766
5/23	$10,225	$11,274	$11,006	$10,729
6/23	$10,221	$11,256	$11,052	$10,677
7/23	$10,247	$11,267	$11,100	$10,715
8/23	$10,273	$11,200	$11,148	$10,757
9/23	$10,133	$10,932	$11,196	$10,756
10/23	$10,066	$10,768	$11,245	$10,793
11/23	$10,307	$11,253	$11,304	$10,902
12/23	$10,414	$11,680	$11,366	$11,024
1/24	$10,461	$11,652	$11,412	$11,067
2/24	$10,349	$11,512	$11,447	$11,021
3/24	$10,425	$11,625	$11,496	$11,057
4/24	$10,299	$11,353	$11,538	$11,021
5/24	$10,448	$11,542	$11,593	$11,097
6/24	$10,538	$11,647	$11,641	$11,161
7/24	$10,689	$11,911	$11,704	$11,289
8/24	$10,767	$12,087	$11,767	$11,390
9/24	$10,844	$12,253	$11,828	$11,481
10/24	$10,814	$11,974	$11,861	$11,414

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.14%	0.44%	0.79%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	5.14%	0.44%	0.79%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 0-1 Year U.S. Treasury Index	5.47%	2.28%	1.72%
ICE BofA 1-3 Year U.S. Treasury IndexFootnote Reference2	5.76%	1.33%	1.33%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 2,550,225,369
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 12,642,763
InvestmentCompanyPortfolioTurnover	712.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,550,225,369
# of Portfolio Holdings	739
Portfolio Turnover Rate	712%
Total Advisory Fees Paid	$12,642,763

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.45% of the Fund's average daily net assets for Class C. This agreement may be changed or terminated after March 1, 2025.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.45% of the Fund's average daily net assets for Class C. This agreement may be changed or terminated after March 1, 2025.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000078260
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class I
Trading Symbol	EILDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 0-1 Year U.S. Treasury Index (11/1/23-12/31/23) and the ICE BofA 1-3 Year U.S. Treasury Index (1/1/24-10/31/24) (the Index):

↑ Out-of-Index exposures to fixed-rate agency mortgage-backed securities (MBS) pass-throughs contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning ― which was longer than that of the Index ― contributed to returns relative to the Index during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasurys contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index use of derivatives for duration management ― by investing in interest-rate swaps; U.S. Treasury futures; and swap options, or swaptions ― detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA 0-1 Year U.S. Treasury Index	ICE BofA 1-3 Year U.S. Treasury Index
10/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/14	$1,001,625	$1,005,397	$1,000,083	$1,001,444
12/14	$1,000,731	$1,003,580	$999,936	$999,004
1/15	$996,470	$1,022,684	$1,000,363	$1,004,047
2/15	$1,003,015	$1,016,723	$1,000,422	$1,001,881
3/15	$1,006,016	$1,020,920	$1,000,486	$1,004,210
4/15	$1,009,145	$1,019,735	$1,000,854	$1,004,669
5/15	$1,010,980	$1,017,951	$1,001,001	$1,005,415
6/15	$1,013,805	$1,006,590	$1,001,178	$1,005,669
7/15	$1,013,186	$1,012,452	$1,001,168	$1,006,193
8/15	$1,014,816	$1,009,468	$1,001,227	$1,005,765
9/15	$1,012,722	$1,013,420	$1,001,919	$1,008,808
10/15	$1,013,754	$1,016,659	$1,001,796	$1,007,822
11/15	$1,014,819	$1,012,952	$1,001,403	$1,005,348
12/15	$1,014,681	$1,007,891	$1,001,492	$1,004,406
1/16	$1,009,645	$1,019,017	$1,002,429	$1,010,526
2/16	$1,007,107	$1,026,256	$1,002,875	$1,011,690
3/16	$1,010,630	$1,038,833	$1,003,773	$1,013,456
4/16	$1,014,095	$1,045,911	$1,004,338	$1,013,823
5/16	$1,017,548	$1,046,728	$1,004,333	$1,012,745
6/16	$1,014,785	$1,065,155	$1,005,633	$1,018,812
7/16	$1,016,726	$1,073,933	$1,005,873	$1,018,231
8/16	$1,018,705	$1,075,091	$1,006,119	$1,016,540
9/16	$1,020,595	$1,075,347	$1,006,678	$1,017,722
10/16	$1,023,584	$1,068,213	$1,007,144	$1,017,041
11/16	$1,026,556	$1,044,202	$1,007,100	$1,013,005
12/16	$1,029,523	$1,047,304	$1,007,615	$1,013,306
1/17	$1,031,722	$1,050,999	$1,008,538	$1,014,582
2/17	$1,032,465	$1,059,108	$1,009,077	$1,015,617
3/17	$1,034,668	$1,058,753	$1,008,847	$1,015,943
4/17	$1,036,859	$1,067,538	$1,009,548	$1,017,351
5/17	$1,040,456	$1,075,775	$1,009,975	$1,018,528
6/17	$1,041,437	$1,074,863	$1,010,736	$1,017,711
7/17	$1,043,556	$1,080,216	$1,011,918	$1,019,879
8/17	$1,043,236	$1,089,536	$1,012,973	$1,021,810
9/17	$1,045,396	$1,085,702	$1,013,729	$1,020,138
10/17	$1,046,367	$1,087,005	$1,014,524	$1,019,518
11/17	$1,045,993	$1,085,360	$1,014,995	$1,017,464
12/17	$1,048,241	$1,090,145	$1,016,006	$1,017,586
1/18	$1,049,225	$1,079,655	$1,017,036	$1,014,662
2/18	$1,055,102	$1,069,417	$1,017,723	$1,014,276
3/18	$1,056,078	$1,074,811	$1,019,264	$1,016,265
4/18	$1,059,635	$1,067,639	$1,020,495	$1,014,686
5/18	$1,060,710	$1,073,462	$1,022,350	$1,018,362
6/18	$1,060,556	$1,071,905	$1,023,969	$1,018,519
7/18	$1,063,084	$1,074,148	$1,025,701	$1,018,472
8/18	$1,064,338	$1,079,440	$1,027,659	$1,021,713
9/18	$1,065,696	$1,074,815	$1,028,999	$1,020,504
10/18	$1,068,445	$1,065,824	$1,030,942	$1,022,051
11/18	$1,072,736	$1,070,617	$1,032,993	$1,025,592
12/18	$1,071,903	$1,087,367	$1,035,495	$1,033,691
1/19	$1,074,836	$1,102,360	$1,038,071	$1,036,475
2/19	$1,077,479	$1,103,561	$1,040,034	$1,037,516
3/19	$1,079,097	$1,123,489	$1,042,590	$1,043,860
4/19	$1,084,593	$1,125,062	$1,044,730	$1,045,981
5/19	$1,084,885	$1,142,296	$1,047,286	$1,053,405
6/19	$1,086,420	$1,158,453	$1,050,466	$1,058,874
7/19	$1,088,046	$1,161,901	$1,051,864	$1,057,625
8/19	$1,088,349	$1,188,192	$1,054,896	$1,066,155
9/19	$1,089,897	$1,183,044	$1,056,476	$1,064,973
10/19	$1,090,203	$1,186,867	$1,059,268	$1,068,481
11/19	$1,091,670	$1,186,629	$1,060,426	$1,068,139
12/19	$1,093,100	$1,188,398	$1,062,104	$1,070,404
1/20	$1,094,532	$1,209,727	$1,063,836	$1,076,195
2/20	$1,102,486	$1,227,840	$1,066,697	$1,085,566
3/20	$1,105,015	$1,203,856	$1,073,120	$1,100,459
4/20	$1,111,481	$1,227,971	$1,073,012	$1,100,919
5/20	$1,113,738	$1,239,440	$1,072,845	$1,101,638
6/20	$1,115,746	$1,249,782	$1,073,012	$1,101,922
7/20	$1,117,822	$1,271,736	$1,073,385	$1,103,035
8/20	$1,119,692	$1,264,402	$1,073,424	$1,102,767
9/20	$1,119,958	$1,262,124	$1,073,782	$1,103,066
10/20	$1,120,289	$1,257,613	$1,073,792	$1,102,601
11/20	$1,120,527	$1,274,024	$1,074,131	$1,103,108
12/20	$1,123,584	$1,278,423	$1,074,018	$1,103,620
1/21	$1,126,643	$1,270,388	$1,074,322	$1,103,786
2/21	$1,126,766	$1,253,996	$1,074,553	$1,102,899
3/21	$1,128,442	$1,239,403	$1,074,661	$1,103,105
4/21	$1,130,066	$1,249,825	$1,074,715	$1,103,602
5/21	$1,127,570	$1,254,592	$1,074,862	$1,104,436
6/21	$1,124,950	$1,263,738	$1,074,813	$1,102,730
7/21	$1,122,385	$1,276,427	$1,074,891	$1,104,563
8/21	$1,122,614	$1,275,575	$1,074,985	$1,104,477
9/21	$1,126,996	$1,264,683	$1,075,083	$1,103,367
10/21	$1,123,015	$1,263,649	$1,075,019	$1,100,013
11/21	$1,118,975	$1,265,175	$1,075,034	$1,100,224
12/21	$1,120,613	$1,264,322	$1,074,636	$1,097,496
1/22	$1,119,434	$1,236,603	$1,073,817	$1,090,310
2/22	$1,115,271	$1,219,743	$1,073,380	$1,086,229
3/22	$1,114,341	$1,187,019	$1,072,296	$1,071,766
4/22	$1,119,085	$1,142,746	$1,071,879	$1,066,675
5/22	$1,116,817	$1,149,034	$1,073,282	$1,072,573
6/22	$1,114,575	$1,126,073	$1,071,143	$1,066,371
7/22	$1,112,384	$1,154,385	$1,072,350	$1,069,947
8/22	$1,113,841	$1,124,375	$1,073,297	$1,062,239
9/22	$1,092,730	$1,075,933	$1,072,880	$1,049,724
10/22	$1,095,072	$1,064,128	$1,074,283	$1,048,687
11/22	$1,100,567	$1,103,805	$1,077,590	$1,055,281
12/22	$1,086,465	$1,100,056	$1,081,937	$1,057,439
1/23	$1,093,974	$1,134,180	$1,085,701	$1,064,686
2/23	$1,092,348	$1,106,311	$1,088,375	$1,056,998
3/23	$1,101,604	$1,132,265	$1,094,749	$1,073,860
4/23	$1,098,999	$1,139,182	$1,097,899	$1,076,642
5/23	$1,099,491	$1,127,371	$1,100,598	$1,072,930
6/23	$1,099,908	$1,125,619	$1,105,151	$1,067,732
7/23	$1,104,941	$1,126,738	$1,109,999	$1,071,533
8/23	$1,107,008	$1,119,953	$1,114,827	$1,075,742
9/23	$1,092,654	$1,093,247	$1,119,582	$1,075,648
10/23	$1,086,169	$1,076,807	$1,124,547	$1,079,287
11/23	$1,113,018	$1,125,268	$1,130,386	$1,090,227
12/23	$1,126,897	$1,167,966	$1,136,554	$1,102,446
1/24	$1,131,273	$1,165,171	$1,141,245	$1,106,689
2/24	$1,119,834	$1,151,201	$1,144,729	$1,102,128
3/24	$1,128,915	$1,162,504	$1,149,611	$1,105,707
4/24	$1,115,990	$1,135,338	$1,153,801	$1,102,127
5/24	$1,133,015	$1,154,158	$1,159,292	$1,109,696
6/24	$1,143,623	$1,164,708	$1,164,061	$1,116,095
7/24	$1,160,827	$1,191,145	$1,170,352	$1,128,861
8/24	$1,170,149	$1,208,679	$1,176,652	$1,138,988
9/24	$1,179,322	$1,225,257	$1,182,825	$1,148,147
10/24	$1,162,777	$1,197,428	$1,186,092	$1,141,419

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.05%	1.30%	1.52%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 0-1 Year U.S. Treasury Index	5.47%	2.28%	1.72%
ICE BofA 1-3 Year U.S. Treasury IndexFootnote Reference2	5.76%	1.33%	1.33%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 2,550,225,369
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 12,642,763
InvestmentCompanyPortfolioTurnover	712.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,550,225,369
# of Portfolio Holdings	739
Portfolio Turnover Rate	712%
Total Advisory Fees Paid	$12,642,763

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 13, 2024, the investment adviser has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.60% of the Fund's average daily net assets for Class I. This agreement may be changed or terminated after March 1, 2025.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]

Effective March 13, 2024, the investment adviser has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.60% of the Fund's average daily net assets for Class I. This agreement may be changed or terminated after March 1, 2025.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014479
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class A
Trading Symbol	ETSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.43%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Out-of-Index exposures to emerging-market debt ― both USD-denominated and local currency-denominated bonds ― contributed to returns relative to the Index

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate swaps ― contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index allocation to bank loans and exposure to the Eaton Vance Global Macro Absolute Return Advantage Fund strategy detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/14	$10,000	$10,000	$10,000
11/14	$9,684	$10,054	$10,071
12/14	$9,623	$10,036	$10,080
1/15	$9,694	$10,227	$10,292
2/15	$9,842	$10,167	$10,195
3/15	$9,800	$10,209	$10,242
4/15	$9,859	$10,197	$10,206
5/15	$9,893	$10,180	$10,181
6/15	$9,838	$10,066	$10,070
7/15	$9,833	$10,125	$10,140
8/15	$9,686	$10,095	$10,125
9/15	$9,473	$10,134	$10,194
10/15	$9,597	$10,167	$10,196
11/15	$9,591	$10,130	$10,169
12/15	$9,546	$10,079	$10,136
1/16	$9,342	$10,190	$10,275
2/16	$9,268	$10,263	$10,348
3/16	$9,459	$10,388	$10,443
4/16	$9,572	$10,459	$10,483
5/16	$9,592	$10,467	$10,486
6/16	$9,531	$10,652	$10,674
7/16	$9,672	$10,739	$10,742
8/16	$9,800	$10,751	$10,730
9/16	$9,845	$10,753	$10,723
10/16	$9,889	$10,682	$10,641
11/16	$9,961	$10,442	$10,389
12/16	$10,074	$10,473	$10,404
1/17	$10,147	$10,510	$10,425
2/17	$10,151	$10,591	$10,495
3/17	$10,265	$10,588	$10,489
4/17	$10,324	$10,675	$10,570
5/17	$10,370	$10,758	$10,651
6/17	$10,388	$10,749	$10,641
7/17	$10,406	$10,802	$10,686
8/17	$10,424	$10,895	$10,782
9/17	$10,457	$10,857	$10,731
10/17	$10,517	$10,870	$10,737
11/17	$10,550	$10,854	$10,723
12/17	$10,568	$10,901	$10,773
1/18	$10,714	$10,797	$10,649
2/18	$10,661	$10,694	$10,548
3/18	$10,652	$10,748	$10,615
4/18	$10,656	$10,676	$10,536
5/18	$10,574	$10,735	$10,612
6/18	$10,535	$10,719	$10,598
7/18	$10,597	$10,741	$10,601
8/18	$10,587	$10,794	$10,669
9/18	$10,562	$10,748	$10,600
10/18	$10,523	$10,658	$10,517
11/18	$10,455	$10,706	$10,580
12/18	$10,285	$10,874	$10,774
1/19	$10,529	$11,024	$10,888
2/19	$10,611	$11,036	$10,882
3/19	$10,604	$11,235	$11,091
4/19	$10,716	$11,251	$11,094
5/19	$10,709	$11,423	$11,291
6/19	$10,853	$11,585	$11,432
7/19	$10,967	$11,619	$11,458
8/19	$10,915	$11,882	$11,755
9/19	$10,984	$11,830	$11,692
10/19	$11,008	$11,869	$11,727
11/19	$11,092	$11,866	$11,721
12/19	$11,244	$11,884	$11,713
1/20	$11,300	$12,097	$11,938
2/20	$11,309	$12,278	$12,153
3/20	$10,413	$12,039	$12,082
4/20	$10,805	$12,280	$12,297
5/20	$11,278	$12,394	$12,354
6/20	$11,464	$12,498	$12,432
7/20	$11,554	$12,717	$12,617
8/20	$11,741	$12,644	$12,515
9/20	$11,734	$12,621	$12,509
10/20	$11,759	$12,576	$12,453
11/20	$11,915	$12,740	$12,575
12/20	$12,089	$12,784	$12,592
1/21	$12,164	$12,704	$12,502
2/21	$12,190	$12,540	$12,321
3/21	$12,182	$12,394	$12,168
4/21	$12,208	$12,498	$12,264
5/21	$12,268	$12,546	$12,304
6/21	$12,260	$12,637	$12,390
7/21	$12,236	$12,764	$12,529
8/21	$12,279	$12,756	$12,505
9/21	$12,289	$12,647	$12,397
10/21	$12,230	$12,636	$12,393
11/21	$12,172	$12,652	$12,430
12/21	$12,250	$12,643	$12,398
1/22	$12,242	$12,366	$12,131
2/22	$12,114	$12,197	$11,996
3/22	$12,003	$11,870	$11,662
4/22	$12,030	$11,427	$11,220
5/22	$11,918	$11,490	$11,292
6/22	$11,735	$11,261	$11,115
7/22	$11,693	$11,544	$11,387
8/22	$11,820	$11,244	$11,065
9/22	$11,587	$10,759	$10,587
10/22	$11,620	$10,641	$10,450
11/22	$11,886	$11,038	$10,834
12/22	$11,937	$11,001	$10,785
1/23	$12,170	$11,342	$11,117
2/23	$12,131	$11,063	$10,829
3/23	$12,220	$11,323	$11,105
4/23	$12,254	$11,392	$11,172
5/23	$12,270	$11,274	$11,050
6/23	$12,342	$11,256	$11,011
7/23	$12,433	$11,267	$11,003
8/23	$12,448	$11,200	$10,933
9/23	$12,274	$10,932	$10,655
10/23	$12,214	$10,768	$10,487
11/23	$12,557	$11,253	$10,962
12/23	$12,922	$11,680	$11,381
1/24	$12,977	$11,652	$11,350
2/24	$12,896	$11,512	$11,190
3/24	$13,050	$11,625	$11,293
4/24	$12,849	$11,353	$11,008
5/24	$13,124	$11,542	$11,194
6/24	$13,241	$11,647	$11,300
7/24	$13,520	$11,911	$11,564
8/24	$13,659	$12,087	$11,731
9/24	$13,818	$12,253	$11,888
10/24	$13,582	$11,974	$11,593

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	11.26%	4.30%	3.45%
Class A with 3.25% Maximum Sales Charge	7.70%	3.62%	3.11%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 6,885,379,955
Holdings Count | Holding	4,441
Advisory Fees Paid, Amount	$ 30,661,294
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,885,379,955
# of Portfolio Holdings (for the Fund and Portfolios)	4,441
Portfolio Turnover RateFootnote Reference1	12%
Total Advisory Fees Paid	$30,661,294
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(7.4%)
Common Stocks	1.1%
Government National Mortgage Association Participation Agreements	1.7%
Convertible Bonds	1.9%
Insurance Linked Securities	2.1%
Senior Floating-Rate LoansFootnote Reference†	3.0%
Corporate Bonds	3.9%
Investments in Affiliated Investment Funds	4.3%
Foreign Corporate Bonds	5.7%
Short-Term Investments	7.1%
Asset-Backed Securities	9.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	18.5%
Sovereign Government BondsFootnote Reference§	18.6%
Collateralized Mortgage Obligations	29.8%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote§	Net of securities sold short.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.9%
Senior Debt Portfolio	2.1%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.4%
High Income Opportunities Portfolio	4.5%
Global Macro Absolute Return Advantage Portfolio	16.7%
Global Opportunities Portfolio	70.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014481
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class C
Trading Symbol	ECSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.18%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↓ The Fund’s out-of-Index allocation to bank loans and exposure to the Eaton Vance Global Macro Absolute Return Advantage Fund strategy detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

↑ Out-of-Index exposures to emerging-market debt ― both USD-denominated and local currency-denominated bonds ― contributed to returns relative to the Index

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate swaps ― contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/14	$10,000	$10,000	$10,000
11/14	$10,001	$10,054	$10,071
12/14	$9,926	$10,036	$10,080
1/15	$9,996	$10,227	$10,292
2/15	$10,149	$10,167	$10,195
3/15	$10,108	$10,209	$10,242
4/15	$10,151	$10,197	$10,206
5/15	$10,180	$10,180	$10,181
6/15	$10,111	$10,066	$10,070
7/15	$10,111	$10,125	$10,140
8/15	$9,957	$10,095	$10,125
9/15	$9,730	$10,134	$10,194
10/15	$9,843	$10,167	$10,196
11/15	$9,828	$10,130	$10,169
12/15	$9,785	$10,079	$10,136
1/16	$9,570	$10,190	$10,275
2/16	$9,482	$10,263	$10,348
3/16	$9,667	$10,388	$10,443
4/16	$9,781	$10,459	$10,483
5/16	$9,794	$10,467	$10,486
6/16	$9,735	$10,652	$10,674
7/16	$9,865	$10,739	$10,742
8/16	$9,995	$10,751	$10,730
9/16	$10,020	$10,753	$10,723
10/16	$10,075	$10,682	$10,641
11/16	$10,130	$10,442	$10,389
12/16	$10,243	$10,473	$10,404
1/17	$10,313	$10,510	$10,425
2/17	$10,309	$10,591	$10,495
3/17	$10,409	$10,588	$10,489
4/17	$10,479	$10,675	$10,570
5/17	$10,505	$10,758	$10,651
6/17	$10,530	$10,749	$10,641
7/17	$10,541	$10,802	$10,686
8/17	$10,552	$10,895	$10,782
9/17	$10,563	$10,857	$10,731
10/17	$10,635	$10,870	$10,737
11/17	$10,661	$10,854	$10,723
12/17	$10,657	$10,901	$10,773
1/18	$10,804	$10,797	$10,649
2/18	$10,754	$10,694	$10,548
3/18	$10,735	$10,748	$10,615
4/18	$10,731	$10,676	$10,536
5/18	$10,650	$10,735	$10,612
6/18	$10,600	$10,719	$10,598
7/18	$10,658	$10,741	$10,601
8/18	$10,623	$10,794	$10,669
9/18	$10,603	$10,748	$10,600
10/18	$10,553	$10,658	$10,517
11/18	$10,471	$10,706	$10,580
12/18	$10,298	$10,874	$10,774
1/19	$10,533	$11,024	$10,888
2/19	$10,626	$11,036	$10,882
3/19	$10,594	$11,235	$11,091
4/19	$10,720	$11,251	$11,094
5/19	$10,704	$11,423	$11,291
6/19	$10,831	$11,585	$11,432
7/19	$10,942	$11,619	$11,458
8/19	$10,878	$11,882	$11,755
9/19	$10,942	$11,830	$11,692
10/19	$10,958	$11,869	$11,727
11/19	$11,038	$11,866	$11,721
12/19	$11,188	$11,884	$11,713
1/20	$11,238	$12,097	$11,938
2/20	$11,238	$12,278	$12,153
3/20	$10,335	$12,039	$12,082
4/20	$10,722	$12,280	$12,297
5/20	$11,177	$12,394	$12,354
6/20	$11,363	$12,498	$12,432
7/20	$11,430	$12,717	$12,617
8/20	$11,617	$12,644	$12,515
9/20	$11,600	$12,621	$12,509
10/20	$11,617	$12,576	$12,453
11/20	$11,771	$12,740	$12,575
12/20	$11,926	$12,784	$12,592
1/21	$11,994	$12,704	$12,502
2/21	$12,028	$12,540	$12,321
3/21	$11,993	$12,394	$12,168
4/21	$12,028	$12,498	$12,264
5/21	$12,080	$12,546	$12,304
6/21	$12,062	$12,637	$12,390
7/21	$12,027	$12,764	$12,529
8/21	$12,062	$12,756	$12,505
9/21	$12,061	$12,647	$12,397
10/21	$12,008	$12,636	$12,393
11/21	$11,937	$12,652	$12,430
12/21	$12,008	$12,643	$12,398
1/22	$11,990	$12,366	$12,131
2/22	$11,847	$12,197	$11,996
3/22	$11,739	$11,870	$11,662
4/22	$11,757	$11,427	$11,220
5/22	$11,649	$11,490	$11,292
6/22	$11,450	$11,261	$11,115
7/22	$11,414	$11,544	$11,387
8/22	$11,536	$11,244	$11,065
9/22	$11,301	$10,759	$10,587
10/22	$11,306	$10,641	$10,450
11/22	$11,569	$11,038	$10,834
12/22	$11,611	$11,001	$10,785
1/23	$11,840	$11,342	$11,117
2/23	$11,787	$11,063	$10,829
3/23	$11,867	$11,323	$11,105
4/23	$11,891	$11,392	$11,172
5/23	$11,895	$11,274	$11,050
6/23	$11,957	$11,256	$11,011
7/23	$12,039	$11,267	$11,003
8/23	$12,043	$11,200	$10,933
9/23	$11,872	$10,932	$10,655
10/23	$11,798	$10,768	$10,487
11/23	$12,118	$11,253	$10,962
12/23	$12,460	$11,680	$11,381
1/24	$12,504	$11,652	$11,350
2/24	$12,429	$11,512	$11,190
3/24	$12,574	$11,625	$11,293
4/24	$12,376	$11,353	$11,008
5/24	$12,625	$11,542	$11,194
6/24	$12,753	$11,647	$11,300
7/24	$13,004	$11,911	$11,564
8/24	$13,112	$12,087	$11,731
9/24	$13,262	$12,253	$11,888
10/24	$13,221	$11,974	$11,593

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.50%	3.53%	2.83%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	9.50%	3.53%	2.83%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 6,885,379,955
Holdings Count | Holding	4,441
Advisory Fees Paid, Amount	$ 30,661,294
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,885,379,955
# of Portfolio Holdings (for the Fund and Portfolios)	4,441
Portfolio Turnover RateFootnote Reference1	12%
Total Advisory Fees Paid	$30,661,294
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(7.4%)
Common Stocks	1.1%
Government National Mortgage Association Participation Agreements	1.7%
Convertible Bonds	1.9%
Insurance Linked Securities	2.1%
Senior Floating-Rate LoansFootnote Reference†	3.0%
Corporate Bonds	3.9%
Investments in Affiliated Investment Funds	4.3%
Foreign Corporate Bonds	5.7%
Short-Term Investments	7.1%
Asset-Backed Securities	9.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	18.5%
Sovereign Government BondsFootnote Reference§	18.6%
Collateralized Mortgage Obligations	29.8%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote§	Net of securities sold short.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.9%
Senior Debt Portfolio	2.1%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.4%
High Income Opportunities Portfolio	4.5%
Global Macro Absolute Return Advantage Portfolio	16.7%
Global Opportunities Portfolio	70.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000077400
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class I
Trading Symbol	ESIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.18%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Out-of-Index exposures to emerging-market debt ― both USD-denominated and local currency-denominated bonds ― contributed to returns relative to the Index

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate swaps ― contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index allocation to bank loans and exposure to the Eaton Vance Global Macro Absolute Return Advantage Fund strategy detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,001,128	$1,005,397	$1,007,094
12/14	$996,288	$1,003,580	$1,008,036
1/15	$1,003,887	$1,022,684	$1,029,174
2/15	$1,019,399	$1,016,723	$1,019,497
3/15	$1,015,212	$1,020,920	$1,024,231
4/15	$1,021,602	$1,019,735	$1,020,556
5/15	$1,025,369	$1,017,951	$1,018,098
6/15	$1,019,823	$1,006,590	$1,006,997
7/15	$1,019,551	$1,012,452	$1,013,997
8/15	$1,004,465	$1,009,468	$1,012,541
9/15	$982,523	$1,013,420	$1,019,390
10/15	$995,627	$1,016,659	$1,019,559
11/15	$995,211	$1,012,952	$1,016,866
12/15	$990,681	$1,007,891	$1,013,580
1/16	$969,660	$1,019,017	$1,027,528
2/16	$962,199	$1,026,256	$1,034,817
3/16	$982,297	$1,038,833	$1,044,311
4/16	$994,225	$1,045,911	$1,048,320
5/16	$995,116	$1,046,728	$1,048,589
6/16	$990,417	$1,065,155	$1,067,430
7/16	$1,003,860	$1,073,933	$1,074,178
8/16	$1,018,801	$1,075,091	$1,072,950
9/16	$1,022,243	$1,075,347	$1,072,321
10/16	$1,028,519	$1,068,213	$1,064,119
11/16	$1,036,242	$1,044,202	$1,038,949
12/16	$1,048,227	$1,047,304	$1,040,414
1/17	$1,055,989	$1,050,999	$1,042,455
2/17	$1,056,633	$1,059,108	$1,049,462
3/17	$1,068,751	$1,058,753	$1,048,911
4/17	$1,075,159	$1,067,538	$1,057,006
5/17	$1,080,138	$1,075,775	$1,065,142
6/17	$1,082,237	$1,074,863	$1,064,070
7/17	$1,084,341	$1,080,216	$1,068,649
8/17	$1,086,456	$1,089,536	$1,078,234
9/17	$1,088,577	$1,085,702	$1,073,099
10/17	$1,096,572	$1,087,005	$1,073,720
11/17	$1,100,182	$1,085,360	$1,072,342
12/17	$1,102,329	$1,090,145	$1,077,264
1/18	$1,117,816	$1,079,655	$1,064,857
2/18	$1,112,544	$1,069,417	$1,054,763
3/18	$1,111,730	$1,074,811	$1,061,527
4/18	$1,112,407	$1,067,639	$1,053,632
5/18	$1,104,069	$1,073,462	$1,061,151
6/18	$1,100,230	$1,071,905	$1,059,846
7/18	$1,106,950	$1,074,148	$1,060,098
8/18	$1,104,595	$1,079,440	$1,066,920
9/18	$1,103,759	$1,074,815	$1,060,049
10/18	$1,099,878	$1,065,824	$1,051,672
11/18	$1,092,918	$1,070,617	$1,057,950
12/18	$1,075,428	$1,087,367	$1,077,386
1/19	$1,101,158	$1,102,360	$1,088,827
2/19	$1,109,964	$1,103,561	$1,088,196
3/19	$1,109,462	$1,123,489	$1,109,092
4/19	$1,121,468	$1,125,062	$1,109,376
5/19	$1,120,976	$1,142,296	$1,129,069
6/19	$1,136,248	$1,158,453	$1,143,248
7/19	$1,148,416	$1,161,901	$1,145,763
8/19	$1,143,204	$1,188,192	$1,175,451
9/19	$1,150,687	$1,183,044	$1,169,191
10/19	$1,153,416	$1,186,867	$1,172,713
11/19	$1,162,563	$1,186,629	$1,172,116
12/19	$1,178,691	$1,188,398	$1,171,299
1/20	$1,184,839	$1,209,727	$1,193,840
2/20	$1,186,013	$1,227,840	$1,215,327
3/20	$1,092,144	$1,203,856	$1,208,175
4/20	$1,133,542	$1,227,971	$1,229,652
5/20	$1,183,521	$1,239,440	$1,235,377
6/20	$1,203,298	$1,249,782	$1,243,159
7/20	$1,212,975	$1,271,736	$1,261,728
8/20	$1,232,903	$1,264,402	$1,251,543
9/20	$1,232,415	$1,262,124	$1,250,857
10/20	$1,235,355	$1,257,613	$1,245,272
11/20	$1,252,067	$1,274,024	$1,257,491
12/20	$1,270,563	$1,278,423	$1,259,224
1/21	$1,278,731	$1,270,388	$1,250,195
2/21	$1,281,699	$1,253,996	$1,232,142
3/21	$1,279,450	$1,239,403	$1,216,756
4/21	$1,284,192	$1,249,825	$1,226,369
5/21	$1,290,727	$1,254,592	$1,230,375
6/21	$1,290,213	$1,263,738	$1,239,020
7/21	$1,287,929	$1,276,427	$1,252,874
8/21	$1,292,750	$1,275,575	$1,250,488
9/21	$1,292,232	$1,264,683	$1,239,662
10/21	$1,288,121	$1,263,649	$1,239,320
11/21	$1,282,202	$1,265,175	$1,242,986
12/21	$1,290,708	$1,264,322	$1,239,806
1/22	$1,290,189	$1,236,603	$1,213,095
2/22	$1,275,097	$1,219,743	$1,199,562
3/22	$1,263,599	$1,187,019	$1,166,236
4/22	$1,268,569	$1,142,746	$1,121,979
5/22	$1,256,988	$1,149,034	$1,129,213
6/22	$1,237,952	$1,126,073	$1,111,498
7/22	$1,233,717	$1,154,385	$1,138,657
8/22	$1,247,424	$1,124,375	$1,106,483
9/22	$1,224,880	$1,075,933	$1,058,676
10/22	$1,226,719	$1,064,128	$1,044,963
11/22	$1,255,126	$1,103,805	$1,083,393
12/22	$1,260,791	$1,100,056	$1,078,506
1/23	$1,285,680	$1,134,180	$1,111,685
2/23	$1,281,773	$1,106,311	$1,082,942
3/23	$1,291,437	$1,132,265	$1,110,451
4/23	$1,295,286	$1,139,182	$1,117,181
5/23	$1,297,205	$1,127,371	$1,105,017
6/23	$1,305,067	$1,125,619	$1,101,075
7/23	$1,314,966	$1,126,738	$1,100,308
8/23	$1,316,908	$1,119,953	$1,093,280
9/23	$1,300,751	$1,093,247	$1,065,498
10/23	$1,292,586	$1,076,807	$1,048,683
11/23	$1,329,223	$1,125,268	$1,096,174
12/23	$1,368,148	$1,167,966	$1,138,134
1/24	$1,374,314	$1,165,171	$1,135,009
2/24	$1,365,947	$1,151,201	$1,118,973
3/24	$1,382,581	$1,162,504	$1,129,306
4/24	$1,361,493	$1,135,338	$1,100,781
5/24	$1,391,053	$1,154,158	$1,119,443
6/24	$1,405,878	$1,164,708	$1,130,041
7/24	$1,433,658	$1,191,145	$1,156,435
8/24	$1,448,662	$1,208,679	$1,173,053
9/24	$1,465,907	$1,225,257	$1,188,760
10/24	$1,441,872	$1,197,428	$1,159,280

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.55%	4.56%	3.72%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 6,885,379,955
Holdings Count | Holding	4,441
Advisory Fees Paid, Amount	$ 30,661,294
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,885,379,955
# of Portfolio Holdings (for the Fund and Portfolios)	4,441
Portfolio Turnover RateFootnote Reference1	12%
Total Advisory Fees Paid	$30,661,294
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(7.4%)
Common Stocks	1.1%
Government National Mortgage Association Participation Agreements	1.7%
Convertible Bonds	1.9%
Insurance Linked Securities	2.1%
Senior Floating-Rate LoansFootnote Reference†	3.0%
Corporate Bonds	3.9%
Investments in Affiliated Investment Funds	4.3%
Foreign Corporate Bonds	5.7%
Short-Term Investments	7.1%
Asset-Backed Securities	9.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	18.5%
Sovereign Government BondsFootnote Reference§	18.6%
Collateralized Mortgage Obligations	29.8%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote§	Net of securities sold short.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.9%
Senior Debt Portfolio	2.1%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.4%
High Income Opportunities Portfolio	4.5%
Global Macro Absolute Return Advantage Portfolio	16.7%
Global Opportunities Portfolio	70.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000080481
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class R
Trading Symbol	ERSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$178	1.69%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Out-of-Index exposures to emerging-market debt ― both USD-denominated and local currency-denominated bonds ― contributed to returns relative to the Index

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate swaps ― contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index allocation to bank loans and exposure to the Eaton Vance Global Macro Absolute Return Advantage Fund strategy detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/14	$10,000	$10,000	$10,000
11/14	$10,007	$10,054	$10,071
12/14	$9,942	$10,036	$10,080
1/15	$10,014	$10,227	$10,292
2/15	$10,177	$10,167	$10,195
3/15	$10,131	$10,209	$10,242
4/15	$10,191	$10,197	$10,206
5/15	$10,211	$10,180	$10,181
6/15	$10,151	$10,066	$10,070
7/15	$10,144	$10,125	$10,140
8/15	$9,991	$10,095	$10,125
9/15	$9,769	$10,134	$10,194
10/15	$9,895	$10,167	$10,196
11/15	$9,887	$10,130	$10,169
12/15	$9,838	$10,079	$10,136
1/16	$9,626	$10,190	$10,275
2/16	$9,548	$10,263	$10,348
3/16	$9,743	$10,388	$10,443
4/16	$9,857	$10,459	$10,483
5/16	$9,875	$10,467	$10,486
6/16	$9,811	$10,652	$10,674
7/16	$9,953	$10,739	$10,742
8/16	$10,083	$10,751	$10,730
9/16	$10,127	$10,753	$10,723
10/16	$10,171	$10,682	$10,641
11/16	$10,242	$10,442	$10,389
12/16	$10,356	$10,473	$10,404
1/17	$10,429	$10,510	$10,425
2/17	$10,431	$10,591	$10,495
3/17	$10,546	$10,588	$10,489
4/17	$10,605	$10,675	$10,570
5/17	$10,649	$10,758	$10,651
6/17	$10,666	$10,749	$10,641
7/17	$10,682	$10,802	$10,686
8/17	$10,698	$10,895	$10,782
9/17	$10,729	$10,857	$10,731
10/17	$10,789	$10,870	$10,737
11/17	$10,820	$10,854	$10,723
12/17	$10,836	$10,901	$10,773
1/18	$10,984	$10,797	$10,649
2/18	$10,942	$10,694	$10,548
3/18	$10,915	$10,748	$10,615
4/18	$10,917	$10,676	$10,536
5/18	$10,846	$10,735	$10,612
6/18	$10,789	$10,719	$10,598
7/18	$10,851	$10,741	$10,601
8/18	$10,838	$10,794	$10,669
9/18	$10,810	$10,748	$10,600
10/18	$10,768	$10,658	$10,517
11/18	$10,696	$10,706	$10,580
12/18	$10,521	$10,874	$10,774
1/19	$10,768	$11,024	$10,888
2/19	$10,849	$11,036	$10,882
3/19	$10,840	$11,235	$11,091
4/19	$10,952	$11,251	$11,094
5/19	$10,943	$11,423	$11,291
6/19	$11,087	$11,585	$11,432
7/19	$11,201	$11,619	$11,458
8/19	$11,146	$11,882	$11,755
9/19	$11,214	$11,830	$11,692
10/19	$11,236	$11,869	$11,727
11/19	$11,320	$11,866	$11,721
12/19	$11,472	$11,884	$11,713
1/20	$11,527	$12,097	$11,938
2/20	$11,533	$12,278	$12,153
3/20	$10,619	$12,039	$12,082
4/20	$11,016	$12,280	$12,297
5/20	$11,495	$12,394	$12,354
6/20	$11,682	$12,498	$12,432
7/20	$11,771	$12,717	$12,617
8/20	$11,959	$12,644	$12,515
9/20	$11,949	$12,621	$12,509
10/20	$11,973	$12,576	$12,453
11/20	$12,129	$12,740	$12,575
12/20	$12,303	$12,784	$12,592
1/21	$12,377	$12,704	$12,502
2/21	$12,400	$12,540	$12,321
3/21	$12,390	$12,394	$12,168
4/21	$12,414	$12,498	$12,264
5/21	$12,472	$12,546	$12,304
6/21	$12,462	$12,637	$12,390
7/21	$12,435	$12,764	$12,529
8/21	$12,476	$12,756	$12,505
9/21	$12,483	$12,647	$12,397
10/21	$12,422	$12,636	$12,393
11/21	$12,360	$12,652	$12,430
12/21	$12,436	$12,643	$12,398
1/22	$12,426	$12,366	$12,131
2/22	$12,294	$12,197	$11,996
3/22	$12,179	$11,870	$11,662
4/22	$12,204	$11,427	$11,220
5/22	$12,088	$11,490	$11,292
6/22	$11,901	$11,261	$11,115
7/22	$11,855	$11,544	$11,387
8/22	$11,982	$11,244	$11,065
9/22	$11,743	$10,759	$10,587
10/22	$11,774	$10,641	$10,450
11/22	$12,041	$11,038	$10,834
12/22	$12,091	$11,001	$10,785
1/23	$12,324	$11,342	$11,117
2/23	$12,281	$11,063	$10,829
3/23	$12,368	$11,323	$11,105
4/23	$12,419	$11,392	$11,172
5/23	$12,413	$11,274	$11,050
6/23	$12,484	$11,256	$11,011
7/23	$12,573	$11,267	$11,003
8/23	$12,586	$11,200	$10,933
9/23	$12,427	$10,932	$10,655
10/23	$12,345	$10,768	$10,487
11/23	$12,689	$11,253	$10,962
12/23	$13,054	$11,680	$11,381
1/24	$13,107	$11,652	$11,350
2/24	$13,022	$11,512	$11,190
3/24	$13,175	$11,625	$11,293
4/24	$12,970	$11,353	$11,008
5/24	$13,245	$11,542	$11,194
6/24	$13,380	$11,647	$11,300
7/24	$13,638	$11,911	$11,564
8/24	$13,775	$12,087	$11,731
9/24	$13,933	$12,253	$11,888
10/24	$13,700	$11,974	$11,593

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	10.98%	4.04%	3.20%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 6,885,379,955
Holdings Count | Holding	4,441
Advisory Fees Paid, Amount	$ 30,661,294
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,885,379,955
# of Portfolio Holdings (for the Fund and Portfolios)	4,441
Portfolio Turnover RateFootnote Reference1	12%
Total Advisory Fees Paid	$30,661,294
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(7.4%)
Common Stocks	1.1%
Government National Mortgage Association Participation Agreements	1.7%
Convertible Bonds	1.9%
Insurance Linked Securities	2.1%
Senior Floating-Rate LoansFootnote Reference†	3.0%
Corporate Bonds	3.9%
Investments in Affiliated Investment Funds	4.3%
Foreign Corporate Bonds	5.7%
Short-Term Investments	7.1%
Asset-Backed Securities	9.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	18.5%
Sovereign Government BondsFootnote Reference§	18.6%
Collateralized Mortgage Obligations	29.8%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote§	Net of securities sold short.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.9%
Senior Debt Portfolio	2.1%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.4%
High Income Opportunities Portfolio	4.5%
Global Macro Absolute Return Advantage Portfolio	16.7%
Global Opportunities Portfolio	70.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014463
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class A
Trading Symbol	EAEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.19%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Index (the Index):

↓ Fund allocations to Tax-Managed International Equity Portfolio, Tax-Managed Small-Cap Portfolio, and Tax-Managed Value Portfolio detracted from Index-relative returns during the period

↓ Fund allocations to direct investments in preferred stocks and other hybrid securities detracted from Index-relative returns during the period

↑ In contrast, the Fund’s allocation to Tax-Managed Growth Portfolio outperformed the Index and contributed to performance relative to the Index during the period

● Fund management made no significant changes to the Fund’s allocation mix during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Blended Index	ICE BofA Fixed Rate Preferred Securities Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$9,596	$10,242	$10,220	$10,127
12/14	$9,570	$10,242	$10,183	$10,109
1/15	$9,348	$9,957	$9,982	$10,315
2/15	$9,864	$10,534	$10,511	$10,384
3/15	$9,798	$10,427	$10,416	$10,451
4/15	$9,803	$10,474	$10,496	$10,447
5/15	$9,947	$10,619	$10,606	$10,447
6/15	$9,803	$10,441	$10,423	$10,332
7/15	$9,953	$10,616	$10,601	$10,500
8/15	$9,420	$9,975	$10,012	$10,508
9/15	$9,170	$9,684	$9,728	$10,511
10/15	$9,787	$10,449	$10,441	$10,750
11/15	$9,853	$10,507	$10,477	$10,814
12/15	$9,669	$10,291	$10,297	$10,875
1/16	$9,155	$9,711	$9,757	$10,872
2/16	$9,043	$9,707	$9,735	$10,852
3/16	$9,586	$10,391	$10,364	$11,049
4/16	$9,663	$10,455	$10,455	$11,147
5/16	$9,816	$10,642	$10,609	$11,300
6/16	$9,769	$10,664	$10,603	$11,429
7/16	$10,087	$11,087	$11,010	$11,603
8/16	$10,117	$11,116	$11,038	$11,659
9/16	$10,076	$11,133	$11,057	$11,567
10/16	$9,893	$10,892	$10,839	$11,527
11/16	$10,194	$11,380	$11,166	$11,100
12/16	$10,401	$11,602	$11,381	$11,127
1/17	$10,574	$11,820	$11,615	$11,423
2/17	$10,896	$12,260	$11,999	$11,631
3/17	$10,908	$12,268	$12,046	$11,706
4/17	$11,015	$12,398	$12,196	$11,871
5/17	$11,135	$12,525	$12,351	$11,975
6/17	$11,248	$12,638	$12,451	$12,098
7/17	$11,421	$12,876	$12,682	$12,165
8/17	$11,397	$12,901	$12,706	$12,216
9/17	$11,683	$13,216	$12,989	$12,252
10/17	$11,910	$13,504	$13,239	$12,285
11/17	$12,238	$13,914	$13,576	$12,295
12/17	$12,393	$14,053	$13,707	$12,305
1/18	$13,008	$14,794	$14,328	$12,072
2/18	$12,583	$14,249	$13,850	$12,148
3/18	$12,356	$13,963	$13,606	$12,182
4/18	$12,454	$14,016	$13,670	$12,106
5/18	$12,756	$14,412	$13,959	$12,200
6/18	$12,786	$14,506	$14,027	$12,310
7/18	$13,161	$14,987	$14,439	$12,348
8/18	$13,524	$15,514	$14,829	$12,452
9/18	$13,530	$15,539	$14,847	$12,333
10/18	$12,577	$14,395	$13,830	$12,133
11/18	$12,719	$14,683	$14,021	$11,879
12/18	$11,674	$13,317	$12,896	$11,770
1/19	$12,597	$14,460	$13,940	$12,438
2/19	$13,037	$14,968	$14,391	$12,653
3/19	$13,201	$15,187	$14,585	$12,795
4/19	$13,722	$15,793	$15,108	$12,937
5/19	$12,918	$14,771	$14,261	$13,001
6/19	$13,697	$15,809	$15,166	$13,181
7/19	$13,911	$16,044	$15,352	$13,397
8/19	$13,659	$15,717	$15,073	$13,494
9/19	$13,841	$15,993	$15,338	$13,583
10/19	$14,055	$16,337	$15,669	$13,683
11/19	$14,539	$16,958	$16,158	$13,646
12/19	$14,876	$17,447	$16,609	$13,854
1/20	$14,812	$17,428	$16,573	$13,969
2/20	$13,628	$16,002	$15,294	$13,596
3/20	$11,650	$13,801	$13,299	$12,632
4/20	$13,045	$15,629	$14,877	$13,428
5/20	$13,743	$16,465	$15,594	$13,563
6/20	$13,935	$16,841	$15,926	$13,510
7/20	$14,594	$17,797	$16,754	$14,082
8/20	$15,522	$19,087	$17,837	$14,303
9/20	$14,985	$18,392	$17,255	$14,172
10/20	$14,767	$17,995	$16,896	$14,234
11/20	$16,438	$20,184	$18,841	$14,564
12/20	$17,177	$21,092	$19,640	$14,817
1/21	$16,951	$20,998	$19,522	$14,616
2/21	$17,563	$21,654	$20,029	$14,429
3/21	$18,078	$22,431	$20,682	$14,664
4/21	$18,934	$23,587	$21,625	$14,858
5/21	$19,011	$23,695	$21,782	$14,910
6/21	$19,346	$24,279	$22,216	$15,112
7/21	$19,681	$24,689	$22,539	$15,146
8/21	$20,209	$25,393	$23,094	$15,153
9/21	$19,288	$24,254	$22,197	$15,145
10/21	$20,415	$25,894	$23,449	$15,128
11/21	$19,971	$25,500	$23,012	$14,852
12/21	$20,815	$26,504	$23,901	$15,149
1/22	$19,632	$24,945	$22,589	$14,699
2/22	$19,190	$24,317	$22,023	$14,233
3/22	$19,513	$25,105	$22,592	$14,131
4/22	$17,921	$22,852	$20,701	$13,358
5/22	$17,875	$22,822	$20,729	$13,586
6/22	$16,579	$20,912	$19,066	$13,040
7/22	$17,954	$22,874	$20,709	$13,839
8/22	$17,201	$22,021	$19,923	$13,372
9/22	$15,740	$19,979	$18,190	$12,915
10/22	$16,963	$21,617	$19,445	$12,659
11/22	$17,927	$22,745	$20,558	$13,190
12/22	$17,030	$21,414	$19,557	$12,937
1/23	$18,168	$22,888	$20,974	$14,133
2/23	$17,736	$22,353	$20,493	$13,828
3/23	$18,002	$22,951	$20,914	$13,369
4/23	$18,335	$23,196	$21,186	$13,589
5/23	$18,089	$23,286	$21,132	$13,398
6/23	$19,107	$24,876	$22,404	$13,532
7/23	$19,740	$25,768	$23,150	$13,720
8/23	$19,367	$25,270	$22,676	$13,556
9/23	$18,468	$24,067	$21,704	$13,373
10/23	$17,982	$23,429	$21,084	$12,935
11/23	$19,547	$25,613	$23,006	$13,873
12/23	$20,554	$26,972	$24,168	$14,257
1/24	$20,734	$27,271	$24,464	$14,655
2/24	$21,732	$28,747	$25,588	$14,772
3/24	$22,415	$29,674	$26,354	$14,901
4/24	$21,551	$28,369	$25,290	$14,509
5/24	$22,475	$29,709	$26,388	$14,764
6/24	$22,984	$30,629	$27,020	$14,882
7/24	$23,332	$31,198	$27,510	$14,930
8/24	$23,881	$31,877	$28,156	$15,350
9/24	$24,196	$32,537	$28,718	$15,736
10/24	$23,867	$32,298	$28,362	$15,565

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	32.73%	11.16%	9.67%
Class A with 5.25% Maximum Sales Charge	25.75%	9.97%	9.08%
Russell 3000® Index	37.86%	14.59%	12.43%
ICE BofA Fixed Rate Preferred Securities Index	20.33%	2.61%	4.52%
Blended IndexFootnote Reference1	34.52%	12.59%	10.98%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 767,548,407
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 4,710,330
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$767,548,407
# of Portfolio Holdings	61
Portfolio Turnover RateFootnote Reference1	4%
Total Advisory Fees Paid	$4,710,330
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective November 19, 2024, following the liquidation of the Tax-Managed International Equity Portfolio, the Fund may invest in the Eaton Vance Global Equity Income Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective November 19, 2024, following the liquidation of the Tax-Managed International Equity Portfolio, the Fund may invest in the Eaton Vance Global Equity Income Fund.

Updated Prospectus Phone Number	1-800-262-1122
C000014465
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class C
Trading Symbol	ECEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	1.94%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Index (the Index):

↓ Fund allocations to Tax-Managed International Equity Portfolio, Tax-Managed Small-Cap Portfolio, and Tax-Managed Value Portfolio detracted from Index-relative returns during the period

↓ Fund allocations to direct investments in preferred stocks and other hybrid securities detracted from Index-relative returns during the period

↑ In contrast, the Fund’s allocation to Tax-Managed Growth Portfolio outperformed the Index and contributed to performance relative to the Index during the period

● Fund management made no significant changes to the Fund’s allocation mix during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Blended Index	ICE BofA Fixed Rate Preferred Securities Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,124	$10,242	$10,220	$10,127
12/14	$10,086	$10,242	$10,183	$10,109
1/15	$9,849	$9,957	$9,982	$10,315
2/15	$10,386	$10,534	$10,511	$10,384
3/15	$10,311	$10,427	$10,416	$10,451
4/15	$10,311	$10,474	$10,496	$10,447
5/15	$10,454	$10,619	$10,606	$10,447
6/15	$10,298	$10,441	$10,423	$10,332
7/15	$10,448	$10,616	$10,601	$10,500
8/15	$9,880	$9,975	$10,012	$10,508
9/15	$9,618	$9,684	$9,728	$10,511
10/15	$10,255	$10,449	$10,441	$10,750
11/15	$10,317	$10,507	$10,477	$10,814
12/15	$10,115	$10,291	$10,297	$10,875
1/16	$9,580	$9,711	$9,757	$10,872
2/16	$9,448	$9,707	$9,735	$10,852
3/16	$10,016	$10,391	$10,364	$11,049
4/16	$10,089	$10,455	$10,455	$11,147
5/16	$10,241	$10,642	$10,609	$11,300
6/16	$10,188	$10,664	$10,603	$11,429
7/16	$10,512	$11,087	$11,010	$11,603
8/16	$10,538	$11,116	$11,038	$11,659
9/16	$10,485	$11,133	$11,057	$11,567
10/16	$10,287	$10,892	$10,839	$11,527
11/16	$10,591	$11,380	$11,166	$11,100
12/16	$10,806	$11,602	$11,381	$11,127
1/17	$10,979	$11,820	$11,615	$11,423
2/17	$11,304	$12,260	$11,999	$11,631
3/17	$11,304	$12,268	$12,046	$11,706
4/17	$11,417	$12,398	$12,196	$11,871
5/17	$11,529	$12,525	$12,351	$11,975
6/17	$11,642	$12,638	$12,451	$12,098
7/17	$11,808	$12,876	$12,682	$12,165
8/17	$11,782	$12,901	$12,706	$12,216
9/17	$12,067	$13,216	$12,989	$12,252
10/17	$12,293	$13,504	$13,239	$12,285
11/17	$12,625	$13,914	$13,576	$12,295
12/17	$12,775	$14,053	$13,707	$12,305
1/18	$13,401	$14,794	$14,328	$12,072
2/18	$12,952	$14,249	$13,850	$12,148
3/18	$12,713	$13,963	$13,606	$12,182
4/18	$12,809	$14,016	$13,670	$12,106
5/18	$13,108	$14,412	$13,959	$12,200
6/18	$13,136	$14,506	$14,027	$12,310
7/18	$13,510	$14,987	$14,439	$12,348
8/18	$13,871	$15,514	$14,829	$12,452
9/18	$13,871	$15,539	$14,847	$12,333
10/18	$12,890	$14,395	$13,830	$12,133
11/18	$13,020	$14,683	$14,021	$11,879
12/18	$11,945	$13,317	$12,896	$11,770
1/19	$12,884	$14,460	$13,940	$12,438
2/19	$13,319	$14,968	$14,391	$12,653
3/19	$13,478	$15,187	$14,585	$12,795
4/19	$14,010	$15,793	$15,108	$12,937
5/19	$13,174	$14,771	$14,261	$13,001
6/19	$13,961	$15,809	$15,166	$13,181
7/19	$14,168	$16,044	$15,352	$13,397
8/19	$13,906	$15,717	$15,073	$13,494
9/19	$14,086	$15,993	$15,338	$13,583
10/19	$14,293	$16,337	$15,669	$13,683
11/19	$14,769	$16,958	$16,158	$13,646
12/19	$15,108	$17,447	$16,609	$13,854
1/20	$15,031	$17,428	$16,573	$13,969
2/20	$13,821	$16,002	$15,294	$13,596
3/20	$11,807	$13,801	$13,299	$12,632
4/20	$13,219	$15,629	$14,877	$13,428
5/20	$13,912	$16,465	$15,594	$13,563
6/20	$14,101	$16,841	$15,926	$13,510
7/20	$14,751	$17,797	$16,754	$14,082
8/20	$15,682	$19,087	$17,837	$14,303
9/20	$15,136	$18,392	$17,255	$14,172
10/20	$14,905	$17,995	$16,896	$14,234
11/20	$16,577	$20,184	$18,841	$14,564
12/20	$17,311	$21,092	$19,640	$14,817
1/21	$17,073	$20,998	$19,522	$14,616
2/21	$17,682	$21,654	$20,029	$14,429
3/21	$18,193	$22,431	$20,682	$14,664
4/21	$19,039	$23,587	$21,625	$14,858
5/21	$19,102	$23,695	$21,782	$14,910
6/21	$19,424	$24,279	$22,216	$15,112
7/21	$19,753	$24,689	$22,539	$15,146
8/21	$20,270	$25,393	$23,094	$15,153
9/21	$19,333	$24,254	$22,197	$15,145
10/21	$20,445	$25,894	$23,449	$15,128
11/21	$19,991	$25,500	$23,012	$14,852
12/21	$20,825	$26,504	$23,901	$15,149
1/22	$19,630	$24,945	$22,589	$14,699
2/22	$19,172	$24,317	$22,023	$14,233
3/22	$19,487	$25,105	$22,592	$14,131
4/22	$17,885	$22,852	$20,701	$13,358
5/22	$17,827	$22,822	$20,729	$13,586
6/22	$16,525	$20,912	$19,066	$13,040
7/22	$17,885	$22,874	$20,709	$13,839
8/22	$17,119	$22,021	$19,923	$13,372
9/22	$15,660	$19,979	$18,190	$12,915
10/22	$16,862	$21,617	$19,445	$12,659
11/22	$17,813	$22,745	$20,558	$13,190
12/22	$16,910	$21,414	$19,557	$12,937
1/23	$18,029	$22,888	$20,974	$14,133
2/23	$17,584	$22,353	$20,493	$13,828
3/23	$17,843	$22,951	$20,914	$13,369
4/23	$18,158	$23,196	$21,186	$13,589
5/23	$17,907	$23,286	$21,132	$13,398
6/23	$18,904	$24,876	$22,404	$13,532
7/23	$19,513	$25,768	$23,150	$13,720
8/23	$19,133	$25,270	$22,676	$13,556
9/23	$18,237	$24,067	$21,704	$13,373
10/23	$17,742	$23,429	$21,084	$12,935
11/23	$19,277	$25,613	$23,006	$13,873
12/23	$20,259	$26,972	$24,168	$14,257
1/24	$20,424	$27,271	$24,464	$14,655
2/24	$21,392	$28,747	$25,588	$14,772
3/24	$22,045	$29,674	$26,354	$14,901
4/24	$21,184	$28,369	$25,290	$14,509
5/24	$22,081	$29,709	$26,388	$14,764
6/24	$22,568	$30,629	$27,020	$14,882
7/24	$22,891	$31,198	$27,510	$14,930
8/24	$23,415	$31,877	$28,156	$15,350
9/24	$23,716	$32,537	$28,718	$15,736
10/24	$23,725	$32,298	$28,362	$15,565

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	31.73%	10.32%	9.02%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	30.73%	10.32%	9.02%
Russell 3000® Index	37.86%	14.59%	12.43%
ICE BofA Fixed Rate Preferred Securities Index	20.33%	2.61%	4.52%
Blended IndexFootnote Reference1	34.52%	12.59%	10.98%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 767,548,407
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 4,710,330
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$767,548,407
# of Portfolio Holdings	61
Portfolio Turnover RateFootnote Reference1	4%
Total Advisory Fees Paid	$4,710,330
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective November 19, 2024, following the liquidation of the Tax-Managed International Equity Portfolio, the Fund may invest in the Eaton Vance Global Equity Income Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective November 19, 2024, following the liquidation of the Tax-Managed International Equity Portfolio, the Fund may invest in the Eaton Vance Global Equity Income Fund.

Updated Prospectus Phone Number	1-800-262-1122
C000162692
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class I
Trading Symbol	EIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	0.94%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Index (the Index):

↓ Fund allocations to Tax-Managed International Equity Portfolio, Tax-Managed Small-Cap Portfolio, and Tax-Managed Value Portfolio detracted from Index-relative returns during the period

↓ Fund allocations to direct investments in preferred stocks and other hybrid securities detracted from Index-relative returns during the period

↑ In contrast, the Fund’s allocation to Tax-Managed Growth Portfolio outperformed the Index and contributed to performance relative to the Index during the period

● Fund management made no significant changes to the Fund’s allocation mix during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Blended Index	ICE BofA Fixed Rate Preferred Securities Index
10/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/14	$1,012,736	$1,024,234	$1,022,013	$1,012,654
12/14	$1,010,018	$1,024,222	$1,018,286	$1,010,904
1/15	$986,590	$995,717	$998,182	$1,031,456
2/15	$1,041,068	$1,053,370	$1,051,055	$1,038,375
3/15	$1,034,044	$1,042,661	$1,041,589	$1,045,078
4/15	$1,034,626	$1,047,377	$1,049,577	$1,044,741
5/15	$1,049,856	$1,061,864	$1,060,649	$1,044,692
6/15	$1,034,631	$1,044,098	$1,042,285	$1,033,238
7/15	$1,050,447	$1,061,561	$1,060,084	$1,049,978
8/15	$994,197	$997,475	$1,001,166	$1,050,751
9/15	$967,841	$968,409	$972,776	$1,051,090
10/15	$1,032,291	$1,044,899	$1,044,058	$1,074,972
11/15	$1,039,913	$1,050,692	$1,047,686	$1,081,372
12/15	$1,020,784	$1,029,126	$1,029,663	$1,087,488
1/16	$967,090	$971,057	$975,708	$1,087,168
2/16	$954,606	$970,744	$973,495	$1,085,232
3/16	$1,012,666	$1,039,091	$1,036,426	$1,104,899
4/16	$1,020,778	$1,045,530	$1,045,481	$1,114,670
5/16	$1,037,009	$1,064,235	$1,060,928	$1,129,956
6/16	$1,032,644	$1,066,424	$1,060,323	$1,142,853
7/16	$1,066,349	$1,108,747	$1,100,979	$1,160,284
8/16	$1,070,095	$1,111,575	$1,103,841	$1,165,940
9/16	$1,065,723	$1,113,322	$1,105,714	$1,156,742
10/16	$1,046,364	$1,089,235	$1,083,927	$1,152,687
11/16	$1,078,207	$1,137,981	$1,116,556	$1,109,954
12/16	$1,100,363	$1,160,186	$1,138,078	$1,112,682
1/17	$1,119,340	$1,182,023	$1,161,546	$1,142,304
2/17	$1,153,506	$1,225,984	$1,199,885	$1,163,135
3/17	$1,154,779	$1,226,818	$1,204,612	$1,170,608
4/17	$1,166,812	$1,239,822	$1,219,592	$1,187,131
5/17	$1,179,469	$1,252,511	$1,235,121	$1,197,522
6/17	$1,192,122	$1,263,814	$1,245,084	$1,209,778
7/17	$1,210,482	$1,287,643	$1,268,150	$1,216,521
8/17	$1,208,586	$1,290,124	$1,270,591	$1,221,645
9/17	$1,238,958	$1,321,587	$1,298,907	$1,225,152
10/17	$1,263,648	$1,350,427	$1,323,909	$1,228,486
11/17	$1,297,815	$1,391,433	$1,357,570	$1,229,529
12/17	$1,314,712	$1,405,340	$1,370,707	$1,230,454
1/18	$1,380,114	$1,479,417	$1,432,798	$1,207,250
2/18	$1,335,626	$1,424,886	$1,384,979	$1,214,819
3/18	$1,312,090	$1,396,283	$1,360,624	$1,218,179
4/18	$1,322,544	$1,401,590	$1,367,016	$1,210,553
5/18	$1,354,594	$1,441,157	$1,395,884	$1,220,011
6/18	$1,358,523	$1,450,582	$1,402,736	$1,230,969
7/18	$1,398,411	$1,498,721	$1,443,863	$1,234,773
8/18	$1,437,011	$1,551,352	$1,482,861	$1,245,229
9/18	$1,438,331	$1,553,920	$1,484,692	$1,233,303
10/18	$1,337,596	$1,439,501	$1,383,014	$1,213,335
11/18	$1,352,647	$1,468,332	$1,402,099	$1,187,891
12/18	$1,241,748	$1,331,675	$1,289,615	$1,177,020
1/19	$1,340,268	$1,445,979	$1,393,961	$1,243,793
2/19	$1,387,177	$1,496,832	$1,439,150	$1,265,346
3/19	$1,404,595	$1,518,689	$1,458,475	$1,279,476
4/19	$1,460,889	$1,579,333	$1,510,786	$1,293,670
5/19	$1,375,125	$1,477,131	$1,426,068	$1,300,099
6/19	$1,458,894	$1,580,880	$1,516,629	$1,318,060
7/19	$1,481,686	$1,604,380	$1,535,230	$1,339,711
8/19	$1,455,538	$1,571,674	$1,507,327	$1,349,405
9/19	$1,474,987	$1,599,258	$1,533,803	$1,358,293
10/19	$1,498,446	$1,633,685	$1,566,854	$1,368,262
11/19	$1,550,057	$1,695,785	$1,615,849	$1,364,611
12/19	$1,586,216	$1,744,748	$1,660,891	$1,385,438
1/20	$1,579,386	$1,742,843	$1,657,348	$1,396,924
2/20	$1,453,488	$1,600,150	$1,529,381	$1,359,577
3/20	$1,242,719	$1,380,101	$1,329,870	$1,263,173
4/20	$1,392,582	$1,562,882	$1,487,747	$1,342,799
5/20	$1,467,171	$1,646,463	$1,559,371	$1,356,298
6/20	$1,488,392	$1,684,104	$1,592,593	$1,351,009
7/20	$1,558,192	$1,779,733	$1,675,397	$1,408,234
8/20	$1,658,086	$1,908,665	$1,783,738	$1,430,337
9/20	$1,601,282	$1,839,168	$1,725,511	$1,417,229
10/20	$1,578,014	$1,799,473	$1,689,582	$1,423,425
11/20	$1,757,297	$2,018,385	$1,884,121	$1,456,401
12/20	$1,836,132	$2,109,188	$1,963,962	$1,481,678
1/21	$1,812,693	$2,099,806	$1,952,218	$1,461,589
2/21	$1,878,233	$2,165,440	$2,002,913	$1,442,868
3/21	$1,934,093	$2,243,056	$2,068,214	$1,466,378
4/21	$2,025,812	$2,358,684	$2,162,463	$1,485,758
5/21	$2,034,068	$2,369,451	$2,178,173	$1,490,989
6/21	$2,070,637	$2,427,879	$2,221,641	$1,511,184
7/21	$2,107,186	$2,468,936	$2,253,870	$1,514,585
8/21	$2,163,746	$2,539,345	$2,309,371	$1,515,291
9/21	$2,066,491	$2,425,410	$2,219,652	$1,514,483
10/21	$2,186,508	$2,589,427	$2,344,945	$1,512,783
11/21	$2,140,294	$2,550,012	$2,301,207	$1,485,245
12/21	$2,230,494	$2,650,429	$2,390,079	$1,514,897
1/22	$2,104,173	$2,494,488	$2,258,929	$1,469,880
2/22	$2,057,334	$2,431,653	$2,202,252	$1,423,277
3/22	$2,092,818	$2,510,527	$2,259,237	$1,413,086
4/22	$1,921,787	$2,285,227	$2,070,059	$1,335,765
5/22	$1,917,529	$2,282,163	$2,072,929	$1,358,593
6/22	$1,779,144	$2,091,240	$1,906,625	$1,303,965
7/22	$1,926,755	$2,287,436	$2,070,921	$1,383,947
8/22	$1,846,562	$2,202,070	$1,992,261	$1,337,195
9/22	$1,690,435	$1,997,874	$1,819,030	$1,291,548
10/22	$1,821,724	$2,161,712	$1,944,536	$1,265,896
11/22	$1,925,336	$2,274,545	$2,055,790	$1,318,972
12/22	$1,829,660	$2,141,363	$1,955,713	$1,293,673
1/23	$1,953,024	$2,288,844	$2,097,397	$1,413,346
2/23	$1,906,404	$2,235,348	$2,049,272	$1,382,813
3/23	$1,935,810	$2,295,119	$2,091,379	$1,336,868
4/23	$1,970,955	$2,319,572	$2,118,563	$1,358,944
5/23	$1,945,852	$2,328,597	$2,113,205	$1,339,784
6/23	$2,055,588	$2,487,606	$2,240,380	$1,353,205
7/23	$2,124,442	$2,576,779	$2,314,994	$1,372,034
8/23	$2,084,277	$2,527,037	$2,267,600	$1,355,591
9/23	$1,988,168	$2,406,664	$2,170,376	$1,337,262
10/23	$1,935,810	$2,342,866	$2,108,445	$1,293,482
11/23	$2,105,077	$2,561,335	$2,300,598	$1,387,319
12/23	$2,214,313	$2,697,193	$2,416,812	$1,425,724
1/24	$2,233,825	$2,727,085	$2,446,366	$1,465,459
2/24	$2,342,228	$2,874,703	$2,558,750	$1,477,245
3/24	$2,415,220	$2,967,434	$2,635,423	$1,490,095
4/24	$2,322,716	$2,836,862	$2,528,965	$1,450,869
5/24	$2,423,169	$2,970,895	$2,638,796	$1,476,372
6/24	$2,478,816	$3,062,866	$2,702,006	$1,488,222
7/24	$2,516,396	$3,119,802	$2,750,978	$1,492,978
8/24	$2,576,379	$3,187,716	$2,815,572	$1,534,989
9/24	$2,611,068	$3,253,656	$2,871,841	$1,573,556
10/24	$2,576,191	$3,229,763	$2,836,231	$1,556,458

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	33.09%	11.44%	9.92%
Russell 3000® Index	37.86%	14.59%	12.43%
ICE BofA Fixed Rate Preferred Securities Index	20.33%	2.61%	4.52%
Blended IndexFootnote Reference2	34.52%	12.59%	10.98%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 767,548,407
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 4,710,330
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$767,548,407
# of Portfolio Holdings	61
Portfolio Turnover RateFootnote Reference1	4%
Total Advisory Fees Paid	$4,710,330
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective November 19, 2024, following the liquidation of the Tax-Managed International Equity Portfolio, the Fund may invest in the Eaton Vance Global Equity Income Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective November 19, 2024, following the liquidation of the Tax-Managed International Equity Portfolio, the Fund may invest in the Eaton Vance Global Equity Income Fund.

Updated Prospectus Phone Number	1-800-262-1122
C000014437
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class A
Trading Symbol	EATVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.47%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ An overweight position in Zebra Technologies Corp., a mobile computer technology company, aided returns as demand rose for its scanning and tracking devices

↑ An overweight position in Westinghouse Air Brake Technologies Corp., a supplier to railroads worldwide, increased in value as profit margins improved

↑ An overweight position in PNC Financial Services Group helped returns as its stock price rose on higher-than-anticipated fee income and robust interest income

↑ Among sectors, stock selections in the information technology, health care, and consumer discretionary sectors contributed to performance relative to the Index

↓ An overweight position in beer, wine, and spirits maker Constellation Brands Inc. hurt returns as beer sales were mixed and its wine business underperformed

↓ An overweight position in pharmaceutical firm Merck & Co. Inc. performed weakly on concerns about its new drug pipeline and slowing sales of existing products

↓ An overweight position in energy developer and oil producer ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ Among sectors, stock selections in the energy, consumer staples, and real estate sectors detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
10/14	$10,000	$10,000	$10,000
11/14	$9,543	$10,242	$10,205
12/14	$9,622	$10,242	$10,267
1/15	$9,373	$9,957	$9,857
2/15	$9,762	$10,534	$10,334
3/15	$9,655	$10,427	$10,193
4/15	$9,671	$10,474	$10,289
5/15	$9,800	$10,619	$10,412
6/15	$9,580	$10,441	$10,204
7/15	$9,700	$10,616	$10,249
8/15	$9,129	$9,975	$9,639
9/15	$8,909	$9,684	$9,348
10/15	$9,564	$10,449	$10,053
11/15	$9,609	$10,507	$10,091
12/15	$9,479	$10,291	$9,874
1/16	$9,007	$9,711	$9,364
2/16	$8,849	$9,707	$9,362
3/16	$9,385	$10,391	$10,036
4/16	$9,480	$10,455	$10,247
5/16	$9,583	$10,642	$10,406
6/16	$9,624	$10,664	$10,496
7/16	$9,786	$11,087	$10,801
8/16	$9,804	$11,116	$10,884
9/16	$9,709	$11,133	$10,861
10/16	$9,547	$10,892	$10,693
11/16	$9,979	$11,380	$11,304
12/16	$10,335	$11,602	$11,587
1/17	$10,395	$11,820	$11,669
2/17	$10,709	$12,260	$12,089
3/17	$10,563	$12,268	$11,965
4/17	$10,627	$12,398	$11,943
5/17	$10,645	$12,525	$11,931
6/17	$10,845	$12,638	$12,126
7/17	$10,946	$12,876	$12,287
8/17	$10,886	$12,901	$12,144
9/17	$11,242	$13,216	$12,504
10/17	$11,492	$13,504	$12,595
11/17	$11,925	$13,914	$12,980
12/17	$12,160	$14,053	$13,170
1/18	$12,684	$14,794	$13,679
2/18	$12,124	$14,249	$13,026
3/18	$11,926	$13,963	$12,797
4/18	$12,078	$14,016	$12,839
5/18	$12,216	$14,412	$12,915
6/18	$12,243	$14,506	$12,947
7/18	$12,804	$14,987	$13,460
8/18	$13,039	$15,514	$13,659
9/18	$13,126	$15,539	$13,686
10/18	$12,413	$14,395	$12,977
11/18	$12,611	$14,683	$13,364
12/18	$11,436	$13,317	$12,081
1/19	$12,215	$14,460	$13,021
2/19	$12,672	$14,968	$13,438
3/19	$12,896	$15,187	$13,523
4/19	$13,339	$15,793	$14,003
5/19	$12,551	$14,771	$13,102
6/19	$13,363	$15,809	$14,043
7/19	$13,554	$16,044	$14,159
8/19	$13,376	$15,717	$13,743
9/19	$13,717	$15,993	$14,233
10/19	$13,946	$16,337	$14,432
11/19	$14,426	$16,958	$14,878
12/19	$14,835	$17,447	$15,288
1/20	$14,594	$17,428	$14,959
2/20	$13,150	$16,002	$13,510
3/20	$10,984	$13,801	$11,201
4/20	$12,197	$15,629	$12,461
5/20	$12,745	$16,465	$12,888
6/20	$12,669	$16,841	$12,802
7/20	$13,099	$17,797	$13,308
8/20	$13,769	$19,087	$13,858
9/20	$13,415	$18,392	$13,518
10/20	$13,297	$17,995	$13,340
11/20	$14,902	$20,184	$15,135
12/20	$15,485	$21,092	$15,715
1/21	$15,274	$20,998	$15,571
2/21	$16,082	$21,654	$16,512
3/21	$16,852	$22,431	$17,484
4/21	$17,589	$23,587	$18,183
5/21	$17,804	$23,695	$18,607
6/21	$17,747	$24,279	$18,394
7/21	$18,024	$24,689	$18,541
8/21	$18,545	$25,393	$18,909
9/21	$17,818	$24,254	$18,251
10/21	$19,019	$25,894	$19,178
11/21	$18,497	$25,500	$18,502
12/21	$19,503	$26,504	$19,669
1/22	$18,932	$24,945	$19,211
2/22	$18,572	$24,317	$18,988
3/22	$18,797	$25,105	$19,524
4/22	$17,571	$22,852	$18,423
5/22	$18,017	$22,822	$18,781
6/22	$16,666	$20,912	$17,140
7/22	$17,751	$22,874	$18,276
8/22	$16,986	$22,021	$17,732
9/22	$15,680	$19,979	$16,177
10/22	$17,316	$21,617	$17,836
11/22	$18,397	$22,745	$18,950
12/22	$17,595	$21,414	$18,186
1/23	$18,429	$22,888	$19,129
2/23	$17,774	$22,353	$18,454
3/23	$17,539	$22,951	$18,369
4/23	$17,953	$23,196	$18,646
5/23	$17,181	$23,286	$17,927
6/23	$18,091	$24,876	$19,118
7/23	$18,792	$25,768	$19,790
8/23	$18,322	$25,270	$19,256
9/23	$17,534	$24,067	$18,513
10/23	$16,915	$23,429	$17,860
11/23	$18,168	$25,613	$19,207
12/23	$19,251	$26,972	$20,271
1/24	$19,192	$27,271	$20,292
2/24	$20,058	$28,747	$21,041
3/24	$21,183	$29,674	$22,092
4/24	$20,623	$28,369	$21,149
5/24	$21,336	$29,709	$21,819
6/24	$21,262	$30,629	$21,614
7/24	$21,795	$31,198	$22,719
8/24	$22,313	$31,877	$23,328
9/24	$22,651	$32,537	$23,652
10/24	$22,271	$32,298	$23,392

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	31.66%	9.80%	8.91%
Class A with 5.25% Maximum Sales Charge	24.76%	8.62%	8.33%
Russell 3000®IndexFootnote Reference1	37.86%	14.59%	12.43%
Russell 1000® Value Index	30.98%	10.13%	8.86%

AssetsNet	$ 825,941,220
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 4,967,347
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$825,941,220
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	68
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	15%
Total Advisory Fees Paid	$4,967,347

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	4.2%
Communication Services	4.5%
Real Estate	4.8%
Consumer Staples	5.3%
Energy	5.5%
Consumer Discretionary	6.2%
Utilities	6.4%
Information Technology	8.2%
Industrials	15.3%
Health Care	16.2%
Financials	21.9%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	4.6%
Home Depot, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	2.7%
Ingersoll Rand, Inc.	2.7%
Chevron Corp.	2.6%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.6%
Charles Schwab Corp.	2.6%
Thermo Fisher Scientific, Inc.	2.4%
Total	28.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014439
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class C
Trading Symbol	ECTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	1.90%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in beer, wine, and spirits maker Constellation Brands Inc. hurt returns as beer sales were mixed and its wine business underperformed

↓ An overweight position in pharmaceutical firm Merck & Co. Inc. performed weakly on concerns about its new drug pipeline and slowing sales of existing products

↓ An overweight position in energy developer and oil producer ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ Among sectors, stock selections in the energy, consumer staples, and real estate sectors detracted from performance relative to the Index during the period

↑ An overweight position in Zebra Technologies Corp., a mobile computer technology company, aided returns as demand rose for its scanning and tracking devices

↑ An overweight position in Westinghouse Air Brake Technologies Corp., a supplier to railroads worldwide, increased in value as profit margins improved

↑ An overweight position in PNC Financial Services Group helped returns as its stock price rose on higher-than-anticipated fee income and robust interest income

↑ Among sectors, stock selections in the information technology, health care, and consumer discretionary sectors contributed to performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 1000® Value Index
10/14	$10,000	$10,000	$10,000
11/14	$10,067	$10,242	$10,205
12/14	$10,142	$10,242	$10,267
1/15	$9,875	$9,957	$9,857
2/15	$10,277	$10,534	$10,334
3/15	$10,160	$10,427	$10,193
4/15	$10,169	$10,474	$10,289
5/15	$10,295	$10,619	$10,412
6/15	$10,060	$10,441	$10,204
7/15	$10,182	$10,616	$10,249
8/15	$9,576	$9,975	$9,639
9/15	$9,341	$9,684	$9,348
10/15	$10,019	$10,449	$10,053
11/15	$10,060	$10,507	$10,091
12/15	$9,919	$10,291	$9,874
1/16	$9,415	$9,711	$9,364
2/16	$9,244	$9,707	$9,362
3/16	$9,801	$10,391	$10,036
4/16	$9,894	$10,455	$10,247
5/16	$9,992	$10,642	$10,406
6/16	$10,031	$10,664	$10,496
7/16	$10,193	$11,087	$10,801
8/16	$10,208	$11,116	$10,884
9/16	$10,100	$11,133	$10,861
10/16	$9,929	$10,892	$10,693
11/16	$10,369	$11,380	$11,304
12/16	$10,733	$11,602	$11,587
1/17	$10,787	$11,820	$11,669
2/17	$11,106	$12,260	$12,089
3/17	$10,949	$12,268	$11,965
4/17	$11,008	$12,398	$11,943
5/17	$11,023	$12,525	$11,931
6/17	$11,219	$12,638	$12,126
7/17	$11,318	$12,876	$12,287
8/17	$11,249	$12,901	$12,144
9/17	$11,608	$13,216	$12,504
10/17	$11,863	$13,504	$12,595
11/17	$12,300	$13,914	$12,980
12/17	$12,532	$14,053	$13,170
1/18	$13,064	$14,794	$13,679
2/18	$12,478	$14,249	$13,026
3/18	$12,266	$13,963	$12,797
4/18	$12,414	$14,016	$12,839
5/18	$12,552	$14,412	$12,915
6/18	$12,571	$14,506	$12,947
7/18	$13,138	$14,987	$13,460
8/18	$13,374	$15,514	$13,659
9/18	$13,448	$15,539	$13,686
10/18	$12,714	$14,395	$12,977
11/18	$12,906	$14,683	$13,364
12/18	$11,697	$13,317	$12,081
1/19	$12,485	$14,460	$13,021
2/19	$12,947	$14,968	$13,438
3/19	$13,165	$15,187	$13,523
4/19	$13,611	$15,793	$14,003
5/19	$12,798	$14,771	$13,102
6/19	$13,616	$15,809	$14,043
7/19	$13,805	$16,044	$14,159
8/19	$13,611	$15,717	$13,743
9/19	$13,948	$15,993	$14,233
10/19	$14,177	$16,337	$14,432
11/19	$14,658	$16,958	$14,878
12/19	$15,062	$17,447	$15,288
1/20	$14,809	$17,428	$14,959
2/20	$13,334	$16,002	$13,510
3/20	$11,130	$13,801	$11,201
4/20	$12,351	$15,629	$12,461
5/20	$12,892	$16,465	$12,888
6/20	$12,813	$16,841	$12,802
7/20	$13,235	$17,797	$13,308
8/20	$13,905	$19,087	$13,858
9/20	$13,543	$18,392	$13,518
10/20	$13,414	$17,995	$13,340
11/20	$15,023	$20,184	$15,135
12/20	$15,603	$21,092	$15,715
1/21	$15,378	$20,998	$15,571
2/21	$16,181	$21,654	$16,512
3/21	$16,949	$22,431	$17,484
4/21	$17,678	$23,587	$18,183
5/21	$17,882	$23,695	$18,607
6/21	$17,812	$24,279	$18,394
7/21	$18,082	$24,689	$18,541
8/21	$18,595	$25,393	$18,909
9/21	$17,852	$24,254	$18,251
10/21	$19,039	$25,894	$19,178
11/21	$18,511	$25,500	$18,502
12/21	$19,499	$26,504	$19,669
1/22	$18,918	$24,945	$19,211
2/22	$18,549	$24,317	$18,988
3/22	$18,762	$25,105	$19,524
4/22	$17,531	$22,852	$18,423
5/22	$17,957	$22,822	$18,781
6/22	$16,602	$20,912	$17,140
7/22	$17,677	$22,874	$18,276
8/22	$16,903	$22,021	$17,732
9/22	$15,589	$19,979	$16,177
10/22	$17,209	$21,617	$17,836
11/22	$18,274	$22,745	$18,950
12/22	$17,465	$21,414	$18,186
1/23	$18,276	$22,888	$19,129
2/23	$17,618	$22,353	$18,454
3/23	$17,375	$22,951	$18,369
4/23	$17,776	$23,196	$18,646
5/23	$17,001	$23,286	$17,927
6/23	$17,892	$24,876	$19,118
7/23	$18,566	$25,768	$19,790
8/23	$18,092	$25,270	$19,256
9/23	$17,307	$24,067	$18,513
10/23	$16,684	$23,429	$17,860
11/23	$17,907	$25,613	$19,207
12/23	$18,963	$26,972	$20,271
1/24	$18,892	$27,271	$20,292
2/24	$19,736	$28,747	$21,041
3/24	$20,824	$29,674	$22,092
4/24	$20,261	$28,369	$21,149
5/24	$20,954	$29,709	$21,819
6/24	$20,867	$30,629	$21,614
7/24	$21,376	$31,198	$22,719
8/24	$21,873	$31,877	$23,328
9/24	$22,187	$32,537	$23,652
10/24	$22,133	$32,298	$23,392

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	30.68%	8.98%	8.26%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	29.68%	8.98%	8.26%
Russell 3000®IndexFootnote Reference1	37.86%	14.59%	12.43%
Russell 1000® Value Index	30.98%	10.13%	8.86%

AssetsNet	$ 825,941,220
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 4,967,347
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$825,941,220
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	68
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	15%
Total Advisory Fees Paid	$4,967,347

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	4.2%
Communication Services	4.5%
Real Estate	4.8%
Consumer Staples	5.3%
Energy	5.5%
Consumer Discretionary	6.2%
Utilities	6.4%
Information Technology	8.2%
Industrials	15.3%
Health Care	16.2%
Financials	21.9%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	4.6%
Home Depot, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	2.7%
Ingersoll Rand, Inc.	2.7%
Chevron Corp.	2.6%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.6%
Charles Schwab Corp.	2.6%
Thermo Fisher Scientific, Inc.	2.4%
Total	28.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000058335
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class I
Trading Symbol	EITVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.90%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ An overweight position in Zebra Technologies Corp., a mobile computer technology company, aided returns as demand rose for its scanning and tracking devices

↑ An overweight position in Westinghouse Air Brake Technologies Corp., a supplier to railroads worldwide, increased in value as profit margins improved

↑ An overweight position in PNC Financial Services Group helped returns as its stock price rose on higher-than-anticipated fee income and robust interest income

↑ Among sectors, stock selections in the information technology, health care, and consumer discretionary sectors contributed to performance relative to the Index

↓ An overweight position in beer, wine, and spirits maker Constellation Brands Inc. hurt returns as beer sales were mixed and its wine business underperformed

↓ An overweight position in pharmaceutical firm Merck & Co. Inc. performed weakly on concerns about its new drug pipeline and slowing sales of existing products

↓ An overweight position in energy developer and oil producer ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ Among sectors, stock selections in the energy, consumer staples, and real estate sectors detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,007,624	$1,024,234	$1,020,475
12/14	$1,016,068	$1,024,222	$1,026,735
1/15	$990,161	$995,717	$985,693
2/15	$1,030,558	$1,053,370	$1,033,390
3/15	$1,019,581	$1,042,661	$1,019,323
4/15	$1,021,768	$1,047,377	$1,028,853
5/15	$1,035,385	$1,061,864	$1,041,217
6/15	$1,012,118	$1,044,098	$1,020,427
7/15	$1,025,292	$1,061,561	$1,024,901
8/15	$965,146	$997,475	$963,862
9/15	$942,314	$968,409	$934,763
10/15	$1,011,686	$1,044,899	$1,005,293
11/15	$1,016,082	$1,050,692	$1,009,141
12/15	$1,002,816	$1,029,126	$987,439
1/16	$953,000	$971,057	$936,415
2/16	$936,234	$970,744	$936,179
3/16	$993,703	$1,039,091	$1,003,617
4/16	$1,003,765	$1,045,530	$1,024,699
5/16	$1,014,781	$1,064,235	$1,040,615
6/16	$1,019,090	$1,066,424	$1,049,613
7/16	$1,036,798	$1,108,747	$1,080,089
8/16	$1,038,705	$1,111,575	$1,088,417
9/16	$1,029,123	$1,113,322	$1,086,149
10/16	$1,012,356	$1,089,235	$1,069,339
11/16	$1,057,857	$1,137,981	$1,130,413
12/16	$1,096,028	$1,160,186	$1,158,665
1/17	$1,102,339	$1,182,023	$1,166,920
2/17	$1,136,305	$1,225,984	$1,208,851
3/17	$1,121,263	$1,226,818	$1,196,537
4/17	$1,128,057	$1,239,822	$1,194,292
5/17	$1,130,478	$1,252,511	$1,193,121
6/17	$1,151,353	$1,263,814	$1,212,626
7/17	$1,162,530	$1,287,643	$1,228,742
8/17	$1,156,715	$1,290,124	$1,214,429
9/17	$1,194,579	$1,321,587	$1,250,398
10/17	$1,221,765	$1,350,427	$1,259,476
11/17	$1,267,398	$1,391,433	$1,298,043
12/17	$1,292,662	$1,405,340	$1,316,991
1/18	$1,349,150	$1,479,417	$1,367,908
2/18	$1,289,715	$1,424,886	$1,302,589
3/18	$1,268,581	$1,396,283	$1,279,675
4/18	$1,284,805	$1,401,590	$1,283,900
5/18	$1,300,039	$1,441,157	$1,291,521
6/18	$1,303,482	$1,450,582	$1,294,720
7/18	$1,363,417	$1,498,721	$1,345,964
8/18	$1,388,964	$1,551,352	$1,365,858
9/18	$1,397,801	$1,553,920	$1,368,567
10/18	$1,322,614	$1,439,501	$1,297,701
11/18	$1,343,737	$1,468,332	$1,336,444
12/18	$1,218,946	$1,331,675	$1,208,112
1/19	$1,302,435	$1,445,979	$1,302,144
2/19	$1,351,442	$1,496,832	$1,343,750
3/19	$1,375,444	$1,518,689	$1,352,293
4/19	$1,422,925	$1,579,333	$1,400,261
5/19	$1,338,929	$1,477,131	$1,310,228
6/19	$1,425,912	$1,580,880	$1,404,282
7/19	$1,446,907	$1,604,380	$1,415,922
8/19	$1,427,897	$1,571,674	$1,374,287
9/19	$1,464,895	$1,599,258	$1,423,318
10/19	$1,489,406	$1,633,685	$1,443,213
11/19	$1,541,389	$1,695,785	$1,487,831
12/19	$1,585,272	$1,744,748	$1,528,761
1/20	$1,559,947	$1,742,843	$1,495,872
2/20	$1,405,820	$1,600,150	$1,351,002
3/20	$1,174,642	$1,380,101	$1,120,123
4/20	$1,304,418	$1,562,882	$1,246,050
5/20	$1,362,714	$1,646,463	$1,288,750
6/20	$1,355,602	$1,684,104	$1,280,196
7/20	$1,401,223	$1,779,733	$1,330,806
8/20	$1,473,192	$1,908,665	$1,385,835
9/20	$1,436,203	$1,839,168	$1,351,794
10/20	$1,423,518	$1,799,473	$1,334,028
11/20	$1,595,902	$2,018,385	$1,513,474
12/20	$1,658,860	$2,109,188	$1,571,499
1/21	$1,636,226	$2,099,806	$1,557,107
2/21	$1,723,219	$2,165,440	$1,651,208
3/21	$1,806,141	$2,243,056	$1,748,372
4/21	$1,885,412	$2,358,684	$1,818,291
5/21	$1,909,062	$2,369,451	$1,860,738
6/21	$1,903,418	$2,427,879	$1,839,430
7/21	$1,933,283	$2,468,936	$1,854,131
8/21	$1,989,917	$2,539,345	$1,890,901
9/21	$1,912,174	$2,425,410	$1,825,083
10/21	$2,041,403	$2,589,427	$1,917,756
11/21	$1,985,798	$2,550,012	$1,850,174
12/21	$2,093,772	$2,650,429	$1,966,895
1/22	$2,033,287	$2,494,488	$1,921,078
2/22	$1,994,943	$2,431,653	$1,898,785
3/22	$2,019,785	$2,510,527	$1,952,386
4/22	$1,888,553	$2,285,227	$1,842,264
5/22	$1,936,618	$2,282,163	$1,878,077
6/22	$1,791,885	$2,091,240	$1,713,986
7/22	$1,909,075	$2,287,436	$1,827,645
8/22	$1,826,988	$2,202,070	$1,773,189
9/22	$1,686,575	$1,997,874	$1,617,703
10/22	$1,863,711	$2,161,712	$1,783,567
11/22	$1,980,362	$2,274,545	$1,895,025
12/22	$1,894,059	$2,141,363	$1,818,633
1/23	$1,983,725	$2,288,844	$1,912,875
2/23	$1,913,985	$2,235,348	$1,845,429
3/23	$1,889,078	$2,295,119	$1,836,931
4/23	$1,934,464	$2,319,572	$1,864,608
5/23	$1,851,440	$2,328,597	$1,792,694
6/23	$1,949,962	$2,487,606	$1,911,777
7/23	$2,025,791	$2,576,779	$1,979,005
8/23	$1,975,423	$2,527,037	$1,925,578
9/23	$1,891,292	$2,406,664	$1,851,271
10/23	$1,824,872	$2,342,866	$1,785,955
11/23	$1,960,479	$2,561,335	$1,920,705
12/23	$2,077,068	$2,697,193	$2,027,098
1/24	$2,071,339	$2,727,085	$2,029,196
2/24	$2,165,881	$2,874,703	$2,104,053
3/24	$2,287,354	$2,967,434	$2,209,245
4/24	$2,227,190	$2,836,862	$2,114,875
5/24	$2,305,116	$2,970,895	$2,181,917
6/24	$2,297,667	$3,062,866	$2,161,393
7/24	$2,355,539	$3,119,802	$2,271,887
8/24	$2,412,264	$3,187,716	$2,332,830
9/24	$2,448,935	$3,253,656	$2,365,210
10/24	$2,408,933	$3,229,763	$2,339,179

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	32.00%	10.08%	9.18%
Russell 3000®IndexFootnote Reference1	37.86%	14.59%	12.43%
Russell 1000® Value Index	30.98%	10.13%	8.86%

AssetsNet	$ 825,941,220
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 4,967,347
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$825,941,220
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	68
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	15%
Total Advisory Fees Paid	$4,967,347

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	4.2%
Communication Services	4.5%
Real Estate	4.8%
Consumer Staples	5.3%
Energy	5.5%
Consumer Discretionary	6.2%
Utilities	6.4%
Information Technology	8.2%
Industrials	15.3%
Health Care	16.2%
Financials	21.9%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	4.6%
Home Depot, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	2.7%
Ingersoll Rand, Inc.	2.7%
Chevron Corp.	2.6%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.6%
Charles Schwab Corp.	2.6%
Thermo Fisher Scientific, Inc.	2.4%
Total	28.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000148037
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging and Frontier Countries Equity Fund
Class Name	Class A
Trading Symbol	EACOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.40%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Equal Country Weighted Index (the Index):

↑ An overweight exposure to Greek equities — which benefited from business-friendly labor and judicial reforms — contributed to Index-relative performance

↑ An overweight exposure to South Korean equities contributed to Index-relative returns amid strong political movement toward market reforms. However, after parliamentary elections raised concerns about the support for such reform measures, the Fund sold its position in South Korean stocks

↑ An out-of-Index exposure to Vietnamese equities ― which benefited from Vietnam’s growing standing as an option to Chinese manufacturing ― aided returns

↓ An underweight exposure to Chinese equities hurt relative returns. Although Chinese stocks performed poorly during much of the period, they rallied sharply in September 2024 after the government announced new economic stimulus measures

↓ An underweight exposure to Peruvian stocks, which were sold by period-end, hurt returns as the country’s economic growth and stock prices recovered in 2024

↓ An underweight exposure to South African equities hurt returns as markets rallied after presidential election results were viewed as positive for investors

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI Emerging Markets Index	Blended Index	MSCI Emerging Markets Equal Country Weighted Index	MSCI Frontier Markets Index
10/14	$10,000	$10,000	$10,000	$10,000	$10,000
11/14	$9,257	$9,894	$9,732	$9,922	$9,542
12/14	$8,972	$9,438	$9,204	$9,245	$9,158
1/15	$8,915	$9,495	$8,915	$9,041	$8,785
2/15	$9,095	$9,789	$9,206	$9,365	$9,042
3/15	$8,896	$9,650	$9,007	$9,136	$8,873
4/15	$9,437	$10,392	$9,449	$9,689	$9,206
5/15	$9,190	$9,976	$9,088	$9,296	$8,878
6/15	$9,029	$9,717	$9,008	$9,140	$8,869
7/15	$8,688	$9,043	$8,692	$8,766	$8,610
8/15	$7,891	$8,225	$8,036	$7,947	$8,116
9/15	$7,635	$7,978	$7,801	$7,663	$7,932
10/15	$8,128	$8,547	$8,124	$8,016	$8,222
11/15	$7,862	$8,213	$7,691	$7,517	$7,858
12/15	$7,765	$8,030	$7,643	$7,445	$7,834
1/16	$7,290	$7,509	$7,183	$7,059	$7,298
2/16	$7,232	$7,497	$7,351	$7,141	$7,553
3/16	$7,726	$8,489	$7,952	$8,114	$7,760
4/16	$7,736	$8,535	$8,172	$8,316	$7,998
5/16	$7,755	$8,217	$8,024	$7,931	$8,078
6/16	$8,007	$8,545	$7,986	$8,131	$7,797
7/16	$8,268	$8,975	$8,232	$8,531	$7,893
8/16	$8,433	$9,198	$8,216	$8,595	$7,804
9/16	$8,617	$9,317	$8,306	$8,564	$8,004
10/16	$8,568	$9,339	$8,351	$8,691	$7,972
11/16	$8,365	$8,909	$7,986	$8,086	$7,830
12/16	$8,403	$8,929	$8,218	$8,334	$8,043
1/17	$8,753	$9,417	$8,636	$8,628	$8,579
2/17	$8,928	$9,705	$8,713	$8,814	$8,547
3/17	$9,210	$9,950	$8,901	$8,975	$8,758
4/17	$9,404	$10,168	$9,072	$9,216	$8,860
5/17	$9,744	$10,469	$9,401	$9,492	$9,239
6/17	$9,831	$10,574	$9,439	$9,509	$9,295
7/17	$10,113	$11,205	$9,750	$9,937	$9,491
8/17	$10,220	$11,455	$10,029	$10,137	$9,841
9/17	$10,269	$11,409	$10,053	$9,979	$10,042
10/17	$10,638	$11,809	$10,162	$10,074	$10,165
11/17	$10,706	$11,833	$10,173	$9,977	$10,283
12/17	$11,026	$12,257	$10,617	$10,536	$10,605
1/18	$11,745	$13,279	$11,296	$11,281	$11,213
2/18	$11,269	$12,667	$10,986	$10,831	$11,046
3/18	$11,434	$12,431	$10,976	$10,713	$11,146
4/18	$11,201	$12,376	$10,831	$10,766	$10,795
5/18	$10,783	$11,938	$9,944	$9,996	$9,800
6/18	$10,405	$11,442	$9,644	$9,747	$9,453
7/18	$10,570	$11,693	$10,005	$10,118	$9,799
8/18	$10,249	$11,377	$9,568	$9,781	$9,271
9/18	$10,133	$11,316	$9,560	$9,770	$9,266
10/18	$9,423	$10,331	$9,116	$9,207	$8,938
11/18	$9,676	$10,757	$9,307	$9,393	$9,132
12/18	$9,398	$10,472	$9,087	$9,223	$8,865
1/19	$9,978	$11,389	$9,697	$10,023	$9,286
2/19	$10,038	$11,414	$9,703	$9,955	$9,361
3/19	$10,097	$11,510	$9,733	$9,897	$9,474
4/19	$10,137	$11,752	$9,826	$10,070	$9,490
5/19	$9,768	$10,900	$9,724	$9,642	$9,695
6/19	$10,317	$11,580	$10,086	$10,139	$9,918
7/19	$10,187	$11,438	$10,182	$10,078	$10,167
8/19	$9,748	$10,881	$9,755	$9,393	$10,005
9/19	$9,818	$11,088	$9,747	$9,561	$9,810
10/19	$10,087	$11,556	$9,921	$9,826	$9,889
11/19	$10,097	$11,540	$9,962	$9,771	$10,024
12/19	$10,558	$12,401	$10,486	$10,375	$10,460
1/20	$10,192	$11,823	$10,272	$9,959	$10,454
2/20	$9,734	$11,199	$9,486	$9,019	$9,839
3/20	$7,733	$9,474	$7,361	$6,959	$7,678
4/20	$8,322	$10,342	$7,981	$7,662	$8,195
5/20	$8,586	$10,421	$8,313	$7,861	$8,665
6/20	$8,911	$11,187	$8,549	$8,176	$8,810
7/20	$9,247	$12,187	$8,740	$8,598	$8,749
8/20	$9,694	$12,457	$9,134	$8,664	$9,470
9/20	$9,684	$12,257	$8,990	$8,327	$9,541
10/20	$9,765	$12,509	$8,966	$8,195	$9,641
11/20	$10,872	$13,666	$9,813	$9,408	$10,035
12/20	$11,950	$14,671	$10,478	$10,146	$10,609
1/21	$12,071	$15,121	$10,445	$10,043	$10,649
2/21	$12,275	$15,236	$10,519	$10,172	$10,663
3/21	$12,214	$15,006	$10,524	$10,153	$10,694
4/21	$12,579	$15,380	$10,974	$10,325	$11,426
5/21	$13,047	$15,737	$11,418	$10,746	$11,884
6/21	$13,189	$15,764	$11,485	$10,586	$12,202
7/21	$12,976	$14,703	$11,382	$10,429	$12,163
8/21	$13,230	$15,088	$11,874	$11,072	$12,466
9/21	$12,874	$14,488	$11,740	$10,691	$12,613
10/21	$13,199	$14,631	$12,133	$10,977	$13,120
11/21	$13,118	$14,035	$11,566	$10,457	$12,515
12/21	$13,509	$14,298	$11,826	$10,771	$12,702
1/22	$13,364	$14,027	$11,768	$11,045	$12,254
2/22	$12,895	$13,608	$11,434	$10,905	$11,715
3/22	$12,666	$13,301	$11,593	$11,223	$11,698
4/22	$12,229	$12,561	$11,097	$10,568	$11,381
5/22	$12,427	$12,616	$10,755	$10,590	$10,656
6/22	$11,459	$11,778	$9,860	$9,392	$10,087
7/22	$11,480	$11,749	$10,040	$9,618	$10,213
8/22	$11,771	$11,798	$10,146	$9,646	$10,397
9/22	$10,751	$10,415	$9,241	$8,820	$9,435
10/22	$10,939	$10,091	$9,298	$9,308	$9,028
11/22	$11,771	$11,588	$9,982	$10,195	$9,496
12/22	$11,506	$11,425	$9,855	$10,085	$9,356
1/23	$12,550	$12,328	$10,347	$10,639	$9,778
2/23	$12,330	$11,528	$10,067	$10,326	$9,535
3/23	$12,396	$11,877	$10,140	$10,356	$9,646
4/23	$12,616	$11,743	$10,287	$10,605	$9,695
5/23	$12,583	$11,546	$10,119	$10,327	$9,633
6/23	$13,352	$11,984	$10,469	$10,805	$9,851
7/23	$14,243	$12,730	$11,178	$11,517	$10,537
8/23	$13,803	$11,946	$10,870	$10,988	$10,442
9/23	$13,341	$11,633	$10,520	$10,696	$10,046
10/23	$12,671	$11,181	$10,045	$10,350	$9,463
11/23	$13,825	$12,076	$10,825	$11,222	$10,136
12/23	$14,433	$12,548	$11,254	$11,770	$10,444
1/24	$14,355	$11,966	$11,266	$11,678	$10,549
2/24	$15,071	$12,535	$11,373	$11,894	$10,555
3/24	$15,396	$12,845	$11,606	$11,885	$10,993
4/24	$15,396	$12,903	$11,394	$11,807	$10,665
5/24	$15,440	$12,976	$11,654	$11,901	$11,066
6/24	$15,921	$13,488	$11,686	$11,969	$11,064
7/24	$16,179	$13,528	$11,946	$12,280	$11,270
8/24	$16,380	$13,746	$12,201	$12,559	$11,494
9/24	$16,403	$14,664	$12,420	$12,935	$11,562
10/24	$15,609	$14,012	$12,111	$12,364	$11,497

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	23.89%	9.24%	5.17%
Class A with 5.25% Maximum Sales Charge	17.37%	8.07%	4.55%
MSCI Emerging Markets Index (net of foreign withholding taxes)Footnote Reference2	25.32%	3.93%	3.43%
MSCI Emerging Markets Equal Country Weighted Index (net of foreign withholding taxes)	19.46%	4.70%	2.14%
MSCI Frontier Markets Index (net of foreign withholding taxes)	21.49%	3.06%	1.40%
Blended IndexFootnote Reference3	20.57%	4.06%	1.93%

AssetsNet	$ 1,147,467,124
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 7,145,398
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,147,467,124
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	541
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	65%
Total Advisory Fees Paid	$7,145,398

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	23.7%
Argentina	4.9%
Malaysia	5.6%
South Africa	5.7%
Taiwan	5.9%
United States	6.3%
Vietnam	6.8%
Poland	7.2%
United Arab Emirates	7.4%
India	13.2%
Greece	13.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Bank of Cyprus Holdings PLC	2.8%
National Bank of Greece SA	1.9%
Eurobank Ergasias Services & Holdings SA, Class A	1.6%
Georgia Capital PLC	1.3%
Nova Ljubljanska Banka DD GDR	1.3%
Bank of Georgia Group PLC	1.3%
TBC Bank Group PLC	1.2%
Piraeus Financial Holdings SA	1.2%
Grupo Financiero Galicia SA	1.2%
Total	16.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000148039
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging and Frontier Countries Equity Fund
Class Name	Class I
Trading Symbol	EICOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.15%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Equal Country Weighted Index (the Index):

↑ An overweight exposure to Greek equities — which benefited from business-friendly labor and judicial reforms — contributed to Index-relative performance

↑ An overweight exposure to South Korean equities contributed to Index-relative returns amid strong political movement toward market reforms. However, after parliamentary elections raised concerns about the support for such reform measures, the Fund sold its position in South Korean stocks

↑ An out-of-Index exposure to Vietnamese equities ― which benefited from Vietnam’s growing standing as an option to Chinese manufacturing ― aided returns

↓ An underweight exposure to Chinese equities hurt relative returns. Although Chinese stocks performed poorly during much of the period, they rallied sharply in September 2024 after the government announced new economic stimulus measures

↓ An underweight exposure to Peruvian stocks, which were sold by period-end, hurt returns as the country’s economic growth and stock prices recovered in 2024

↓ An underweight exposure to South African equities hurt returns as markets rallied after presidential election results were viewed as positive for investors

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index	Blended Index	MSCI Emerging Markets Equal Country Weighted Index	MSCI Frontier Markets Index
10/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/14	$977,000	$989,423	$973,190	$992,170	$954,209
12/14	$947,117	$943,824	$920,428	$924,514	$915,811
1/15	$942,109	$949,482	$891,474	$904,058	$878,458
2/15	$961,132	$978,881	$920,550	$936,535	$904,202
3/15	$939,109	$964,960	$900,676	$913,553	$887,348
4/15	$997,179	$1,039,180	$944,850	$968,897	$920,635
5/15	$971,152	$997,565	$908,842	$929,627	$887,777
6/15	$954,134	$971,657	$900,779	$914,000	$886,948
7/15	$918,093	$904,303	$869,166	$876,628	$860,959
8/15	$833,991	$822,511	$803,641	$794,724	$811,586
9/15	$807,960	$797,767	$780,132	$766,269	$793,163
10/15	$860,024	$854,675	$812,389	$801,555	$822,230
11/15	$831,987	$821,336	$769,107	$751,693	$785,766
12/15	$821,723	$803,027	$764,259	$744,461	$783,419
1/16	$771,516	$750,931	$718,306	$705,869	$729,821
2/16	$766,393	$749,703	$735,074	$714,141	$755,341
3/16	$818,648	$848,909	$795,204	$811,412	$776,035
4/16	$819,669	$853,522	$817,248	$831,594	$799,758
5/16	$821,718	$821,684	$802,425	$793,068	$807,797
6/16	$848,356	$854,525	$798,600	$813,084	$779,708
7/16	$877,045	$897,526	$823,201	$853,137	$789,337
8/16	$894,459	$919,831	$821,623	$859,542	$780,385
9/16	$913,930	$931,659	$830,648	$856,424	$800,361
10/16	$908,810	$933,881	$835,137	$869,084	$797,179
11/16	$887,297	$890,893	$798,634	$808,581	$782,989
12/16	$892,542	$892,860	$821,773	$833,438	$804,291
1/17	$929,642	$941,720	$863,639	$862,843	$857,864
2/17	$948,195	$970,548	$871,342	$881,384	$854,733
3/17	$978,087	$995,048	$890,062	$897,508	$875,822
4/17	$998,700	$1,016,833	$907,187	$921,607	$886,008
5/17	$1,034,771	$1,046,895	$940,130	$949,176	$923,852
6/17	$1,045,081	$1,057,434	$943,852	$950,858	$929,531
7/17	$1,074,967	$1,120,467	$975,038	$993,652	$949,121
8/17	$1,086,301	$1,145,459	$1,002,856	$1,013,743	$984,089
9/17	$1,091,458	$1,140,905	$1,005,278	$997,923	$1,004,199
10/17	$1,131,657	$1,180,900	$1,016,211	$1,007,397	$1,016,507
11/17	$1,138,875	$1,183,271	$1,017,262	$997,747	$1,028,348
12/17	$1,172,890	$1,225,747	$1,061,654	$1,053,627	$1,060,505
1/18	$1,250,183	$1,327,907	$1,129,619	$1,128,134	$1,121,295
2/18	$1,199,678	$1,266,665	$1,098,647	$1,083,072	$1,104,596
3/18	$1,217,204	$1,243,114	$1,097,639	$1,071,279	$1,114,596
4/18	$1,192,468	$1,237,614	$1,083,100	$1,076,621	$1,079,510
5/18	$1,148,144	$1,193,760	$994,440	$999,623	$979,983
6/18	$1,107,954	$1,144,163	$964,444	$974,714	$945,283
7/18	$1,125,472	$1,169,297	$1,000,468	$1,011,803	$979,931
8/18	$1,092,490	$1,137,680	$956,827	$978,082	$927,099
9/18	$1,079,096	$1,131,642	$956,021	$976,972	$926,589
10/18	$1,003,858	$1,033,096	$911,607	$920,721	$893,846
11/18	$1,030,651	$1,075,670	$930,660	$939,267	$913,206
12/18	$1,001,879	$1,047,174	$908,656	$922,341	$886,479
1/19	$1,064,495	$1,138,862	$969,662	$1,002,326	$928,638
2/19	$1,069,802	$1,141,422	$970,252	$995,525	$936,069
3/19	$1,077,228	$1,151,002	$973,270	$989,670	$947,398
4/19	$1,081,471	$1,175,233	$982,634	$1,007,011	$949,026
5/19	$1,043,260	$1,089,956	$972,360	$964,191	$969,537
6/19	$1,101,627	$1,157,981	$1,008,594	$1,013,891	$991,818
7/19	$1,087,829	$1,143,822	$1,018,222	$1,007,806	$1,016,708
8/19	$1,040,071	$1,088,053	$975,497	$939,278	$1,000,517
9/19	$1,048,563	$1,108,823	$974,702	$956,108	$980,959
10/19	$1,077,222	$1,155,579	$992,145	$982,571	$988,918
11/19	$1,079,343	$1,153,989	$996,170	$977,116	$1,002,431
12/19	$1,127,960	$1,240,083	$1,048,564	$1,037,459	$1,045,972
1/20	$1,088,987	$1,182,277	$1,027,247	$995,889	$1,045,356
2/20	$1,040,279	$1,119,931	$948,554	$901,872	$983,882
3/20	$827,025	$947,436	$736,084	$695,913	$767,803
4/20	$890,892	$1,034,197	$798,076	$766,231	$819,547
5/20	$917,956	$1,042,140	$831,253	$786,051	$866,488
6/20	$953,683	$1,118,747	$854,915	$817,617	$881,022
7/20	$989,402	$1,218,720	$873,999	$859,771	$874,932
8/20	$1,038,112	$1,245,660	$913,389	$866,412	$947,038
9/20	$1,037,027	$1,225,680	$898,996	$832,680	$954,062
10/20	$1,045,686	$1,250,933	$896,618	$819,532	$964,078
11/20	$1,164,763	$1,366,628	$981,278	$940,773	$1,003,514
12/20	$1,279,762	$1,467,094	$1,047,833	$1,014,604	$1,060,886
1/21	$1,292,766	$1,512,072	$1,044,483	$1,004,298	$1,064,878
2/21	$1,315,517	$1,523,637	$1,051,857	$1,017,153	$1,066,284
3/21	$1,310,094	$1,500,626	$1,052,426	$1,015,257	$1,069,424
4/21	$1,348,021	$1,537,988	$1,097,355	$1,032,461	$1,142,611
5/21	$1,398,953	$1,573,655	$1,141,766	$1,074,619	$1,188,442
6/21	$1,414,118	$1,576,367	$1,148,481	$1,058,564	$1,220,175
7/21	$1,392,439	$1,470,280	$1,138,175	$1,042,938	$1,216,290
8/21	$1,419,529	$1,508,765	$1,187,423	$1,107,244	$1,246,551
9/21	$1,381,603	$1,448,805	$1,173,990	$1,069,102	$1,261,287
10/21	$1,417,362	$1,463,095	$1,213,291	$1,097,733	$1,311,957
11/21	$1,408,693	$1,403,469	$1,156,564	$1,045,658	$1,251,512
12/21	$1,451,500	$1,429,803	$1,182,571	$1,077,054	$1,270,222
1/22	$1,435,916	$1,402,738	$1,176,801	$1,104,521	$1,225,433
2/22	$1,385,826	$1,360,810	$1,143,430	$1,090,484	$1,171,506
3/22	$1,361,337	$1,330,075	$1,159,308	$1,122,320	$1,169,841
4/22	$1,314,587	$1,256,088	$1,109,729	$1,056,750	$1,138,128
5/22	$1,335,736	$1,261,618	$1,075,540	$1,058,965	$1,065,615
6/22	$1,232,216	$1,177,784	$986,026	$939,227	$1,008,729
7/22	$1,234,442	$1,174,891	$1,004,023	$961,844	$1,021,261
8/22	$1,266,723	$1,179,796	$1,014,565	$964,647	$1,039,730
9/22	$1,156,525	$1,041,486	$924,130	$881,986	$943,469
10/22	$1,177,674	$1,009,149	$929,754	$930,756	$902,782
11/22	$1,266,723	$1,158,824	$998,204	$1,019,532	$949,604
12/22	$1,239,110	$1,142,536	$985,470	$1,008,532	$935,620
1/23	$1,352,077	$1,232,752	$1,034,697	$1,063,867	$977,759
2/23	$1,328,542	$1,152,818	$1,006,677	$1,032,610	$953,530
3/23	$1,336,779	$1,187,733	$1,013,961	$1,035,589	$964,579
4/23	$1,359,137	$1,174,273	$1,028,749	$1,060,492	$969,520
5/23	$1,356,784	$1,154,550	$1,011,937	$1,032,660	$963,276
6/23	$1,440,332	$1,198,388	$1,046,852	$1,080,538	$985,086
7/23	$1,536,825	$1,272,989	$1,117,767	$1,151,658	$1,053,710
8/23	$1,488,579	$1,194,573	$1,087,044	$1,098,773	$1,044,173
9/23	$1,439,156	$1,163,332	$1,052,031	$1,069,646	$1,004,588
10/23	$1,367,374	$1,118,131	$1,004,484	$1,035,037	$946,287
11/23	$1,492,109	$1,207,615	$1,082,512	$1,122,241	$1,013,576
12/23	$1,558,442	$1,254,826	$1,125,421	$1,177,033	$1,044,442
1/24	$1,550,044	$1,196,560	$1,126,613	$1,167,769	$1,054,874
2/24	$1,628,026	$1,253,483	$1,137,345	$1,189,361	$1,055,466
3/24	$1,664,018	$1,284,544	$1,160,568	$1,188,549	$1,099,291
4/24	$1,664,018	$1,290,291	$1,139,446	$1,180,723	$1,066,515
5/24	$1,668,817	$1,297,579	$1,165,400	$1,190,145	$1,106,589
6/24	$1,721,605	$1,348,760	$1,168,628	$1,196,917	$1,106,423
7/24	$1,749,198	$1,352,774	$1,194,646	$1,227,982	$1,126,973
8/24	$1,771,993	$1,374,615	$1,220,108	$1,255,874	$1,149,415
9/24	$1,774,392	$1,466,405	$1,242,007	$1,293,508	$1,156,231
10/24	$1,698,857	$1,401,190	$1,211,088	$1,236,426	$1,149,687

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	24.24%	9.53%	5.44%
MSCI Emerging Markets Index (net of foreign withholding taxes)Footnote Reference2	25.32%	3.93%	3.43%
MSCI Emerging Markets Equal Country Weighted Index (net of foreign withholding taxes)	19.46%	4.70%	2.14%
MSCI Frontier Markets Index (net of foreign withholding taxes)	21.49%	3.06%	1.40%
Blended IndexFootnote Reference3	20.57%	4.06%	1.93%

AssetsNet	$ 1,147,467,124
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 7,145,398
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,147,467,124
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	541
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	65%
Total Advisory Fees Paid	$7,145,398

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	23.7%
Argentina	4.9%
Malaysia	5.6%
South Africa	5.7%
Taiwan	5.9%
United States	6.3%
Vietnam	6.8%
Poland	7.2%
United Arab Emirates	7.4%
India	13.2%
Greece	13.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Bank of Cyprus Holdings PLC	2.8%
National Bank of Greece SA	1.9%
Eurobank Ergasias Services & Holdings SA, Class A	1.6%
Georgia Capital PLC	1.3%
Nova Ljubljanska Banka DD GDR	1.3%
Bank of Georgia Group PLC	1.3%
TBC Bank Group PLC	1.2%
Piraeus Financial Holdings SA	1.2%
Grupo Financiero Galicia SA	1.2%
Total	16.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049805
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class A
Trading Symbol	EEIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.26%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM)

Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to the Fund’s performance relative to the Index during a period of positive reforms, assistance from the International Monetary Fund (IMF), and regional support amid the Israel-Hamas conflict

↑ An overweight exposure to the Turkish lira helped relative returns after local elections resulted in the continuation of Turkey’s more orthodox monetary policy

↑ An out-of-Index Kenyan shilling allocation ― sold by period-end ― aided returns after Kenya’s central bank raised interest rates and an IMF loan was approved

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight exposure to the South African rand, which strengthened following national elections, detracted from Index-relative returns during the period

↓ An underweight exposure to the Thai baht detracted from Index-relative returns, as the currency rallied with the broader market during most of the period

↓ An underweight exposure to the Chinese yuan, which strengthened in value after China announced economic stimulus measures, detracted from relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/14	$10,000	$10,000
11/14	$9,541	$9,869
12/14	$8,982	$9,284
1/15	$9,027	$9,315
2/15	$8,947	$9,190
3/15	$8,654	$8,916
4/15	$8,956	$9,176
5/15	$8,757	$8,940
6/15	$8,641	$8,831
7/15	$8,389	$8,604
8/15	$8,021	$8,142
9/15	$7,647	$7,900
10/15	$7,993	$8,258
11/15	$7,937	$8,079
12/15	$7,843	$7,899
1/16	$7,709	$7,926
2/16	$7,837	$8,041
3/16	$8,579	$8,769
4/16	$8,861	$8,995
5/16	$8,515	$8,506
6/16	$8,983	$9,006
7/16	$9,010	$9,061
8/16	$9,149	$9,064
9/16	$9,301	$9,248
10/16	$9,268	$9,169
11/16	$8,626	$8,525
12/16	$8,810	$8,684
1/17	$8,997	$8,880
2/17	$9,213	$9,040
3/17	$9,432	$9,249
4/17	$9,562	$9,357
5/17	$9,724	$9,540
6/17	$9,795	$9,584
7/17	$9,989	$9,783
8/17	$10,170	$9,958
9/17	$10,211	$9,924
10/17	$9,986	$9,645
11/17	$10,138	$9,807
12/17	$10,228	$10,005
1/18	$10,624	$10,453
2/18	$10,521	$10,344
3/18	$10,646	$10,450
4/18	$10,345	$10,141
5/18	$9,794	$9,636
6/18	$9,522	$9,361
7/18	$9,667	$9,538
8/18	$9,069	$8,958
9/18	$9,148	$9,190
10/18	$9,022	$9,010
11/18	$9,259	$9,263
12/18	$9,370	$9,384
1/19	$9,927	$9,896
2/19	$9,864	$9,788
3/19	$9,763	$9,658
4/19	$9,770	$9,641
5/19	$9,886	$9,670
6/19	$10,491	$10,202
7/19	$10,673	$10,297
8/19	$10,539	$10,025
9/19	$10,743	$10,121
10/19	$11,064	$10,415
11/19	$11,003	$10,225
12/19	$11,491	$10,648
1/20	$11,488	$10,511
2/20	$11,321	$10,153
3/20	$9,616	$9,028
4/20	$10,193	$9,382
5/20	$10,825	$9,868
6/20	$10,976	$9,915
7/20	$11,192	$10,214
8/20	$11,195	$10,180
9/20	$11,004	$9,975
10/20	$11,029	$10,018
11/20	$11,626	$10,567
12/20	$12,028	$10,935
1/21	$11,898	$10,818
2/21	$11,564	$10,528
3/21	$11,092	$10,205
4/21	$11,370	$10,435
5/21	$11,628	$10,696
6/21	$11,538	$10,566
7/21	$11,495	$10,521
8/21	$11,665	$10,602
9/21	$11,288	$10,238
10/21	$11,147	$10,102
11/21	$10,934	$9,826
12/21	$11,110	$9,978
1/22	$11,016	$9,978
2/22	$10,444	$9,479
3/22	$10,096	$9,334
4/22	$9,719	$8,771
5/22	$9,801	$8,926
6/22	$9,356	$8,529
7/22	$9,224	$8,553
8/22	$9,238	$8,541
9/22	$8,768	$8,125
10/22	$8,865	$8,054
11/22	$9,569	$8,626
12/22	$9,779	$8,812
1/23	$10,244	$9,191
2/23	$9,919	$8,900
3/23	$10,364	$9,267
4/23	$10,525	$9,347
5/23	$10,395	$9,199
6/23	$10,765	$9,499
7/23	$10,991	$9,773
8/23	$10,675	$9,510
9/23	$10,248	$9,190
10/23	$10,154	$9,141
11/23	$10,739	$9,623
12/23	$11,112	$9,932
1/24	$10,921	$9,780
2/24	$10,918	$9,724
3/24	$11,076	$9,722
4/24	$10,783	$9,514
5/24	$11,106	$9,667
6/24	$10,907	$9,563
7/24	$11,171	$9,780
8/24	$11,503	$10,081
9/24	$11,871	$10,423
10/24	$11,251	$9,942

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	10.86%	0.34%	1.52%
Class A with 3.25% Maximum Sales Charge	7.26%	(0.30)%	1.18%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	8.76%	(0.92)%	(0.06)%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,009,927,078
Holdings Count | Holding	889
Advisory Fees Paid, Amount	$ 6,678,798
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,009,927,078
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	889
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	85%
Total Advisory Fees Paid	$6,678,798

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Loan Participation Notes	1.9%
Foreign Corporate Bonds	7.9%
Short-Term Investments	13.0%
Sovereign Government Bonds	77.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.1%
Malaysia	10.2%
Uzbekistan	9.7%
Indonesia	9.6%
Mexico	9.6%
Thailand	9.3%
India	8.9%
Brazil	7.6%
Poland	7.0%
China	6.7%
Other	62.8%
Total Long Exposure	156.5%
Euro	(4.0)%
Total Short Exposure	(4.0)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Prior to March 1, 2024, the investment adviser had agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceeded 1.15% of the Fund's average daily net assets for Class A. This agreement expired on March 1, 2024.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]

Prior to March 1, 2024, the investment adviser had agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceeded 1.15% of the Fund's average daily net assets for Class A. This agreement expired on March 1, 2024.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000092670
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class C
Trading Symbol	EEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.01%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM)

Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to the Fund’s performance relative to the Index during a period of positive reforms, assistance from the International Monetary Fund (IMF), and regional support amid the Israel-Hamas conflict

↑ An overweight exposure to the Turkish lira helped relative returns after local elections resulted in the continuation of Turkey’s more orthodox monetary policy

↑ An out-of-Index Kenyan shilling allocation ― sold by period-end ― aided returns after Kenya’s central bank raised interest rates and an IMF loan was approved

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight exposure to the South African rand, which strengthened following national elections, detracted from Index-relative returns during the period

↓ An underweight exposure to the Thai baht detracted from Index-relative returns, as the currency rallied with the broader market during most of the period

↓ An underweight exposure to the Chinese yuan, which strengthened in value after China announced economic stimulus measures, detracted from relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/14	$10,000	$10,000
11/14	$9,855	$9,869
12/14	$9,272	$9,284
1/15	$9,323	$9,315
2/15	$9,234	$9,190
3/15	$8,913	$8,916
4/15	$9,228	$9,176
5/15	$9,016	$8,940
6/15	$8,890	$8,831
7/15	$8,624	$8,604
8/15	$8,240	$8,142
9/15	$7,850	$7,900
10/15	$8,209	$8,258
11/15	$8,143	$8,079
12/15	$8,040	$7,899
1/16	$7,909	$7,926
2/16	$8,017	$8,041
3/16	$8,776	$8,769
4/16	$9,055	$8,995
5/16	$8,710	$8,506
6/16	$9,176	$9,006
7/16	$9,208	$9,061
8/16	$9,341	$9,064
9/16	$9,489	$9,248
10/16	$9,451	$9,169
11/16	$8,799	$8,525
12/16	$8,965	$8,684
1/17	$9,148	$8,880
2/17	$9,377	$9,040
3/17	$9,592	$9,249
4/17	$9,703	$9,357
5/17	$9,860	$9,540
6/17	$9,942	$9,584
7/17	$10,132	$9,783
8/17	$10,308	$9,958
9/17	$10,344	$9,924
10/17	$10,113	$9,645
11/17	$10,260	$9,807
12/17	$10,345	$10,005
1/18	$10,736	$10,453
2/18	$10,627	$10,344
3/18	$10,747	$10,450
4/18	$10,440	$10,141
5/18	$9,869	$9,636
6/18	$9,593	$9,361
7/18	$9,733	$9,538
8/18	$9,115	$8,958
9/18	$9,207	$9,190
10/18	$9,059	$9,010
11/18	$9,307	$9,263
12/18	$9,395	$9,384
1/19	$9,961	$9,896
2/19	$9,894	$9,788
3/19	$9,789	$9,658
4/19	$9,791	$9,641
5/19	$9,883	$9,670
6/19	$10,495	$10,202
7/19	$10,670	$10,297
8/19	$10,532	$10,025
9/19	$10,728	$10,121
10/19	$11,040	$10,415
11/19	$10,974	$10,225
12/19	$11,470	$10,648
1/20	$11,460	$10,511
2/20	$11,270	$10,153
3/20	$9,567	$9,028
4/20	$10,150	$9,382
5/20	$10,766	$9,868
6/20	$10,909	$9,915
7/20	$11,116	$10,214
8/20	$11,113	$10,180
9/20	$10,921	$9,975
10/20	$10,941	$10,018
11/20	$11,520	$10,567
12/20	$11,908	$10,935
1/21	$11,752	$10,818
2/21	$11,441	$10,528
3/21	$10,952	$10,205
4/21	$11,218	$10,435
5/21	$11,487	$10,696
6/21	$11,394	$10,566
7/21	$11,323	$10,521
8/21	$11,506	$10,602
9/21	$11,110	$10,238
10/21	$10,991	$10,102
11/21	$10,755	$9,826
12/21	$10,921	$9,978
1/22	$10,825	$9,978
2/22	$10,264	$9,479
3/22	$9,897	$9,334
4/22	$9,527	$8,771
5/22	$9,627	$8,926
6/22	$9,167	$8,529
7/22	$9,035	$8,553
8/22	$9,045	$8,541
9/22	$8,560	$8,125
10/22	$8,649	$8,054
11/22	$9,352	$8,626
12/22	$9,550	$8,812
1/23	$9,994	$9,191
2/23	$9,648	$8,900
3/23	$10,100	$9,267
4/23	$10,251	$9,347
5/23	$10,120	$9,199
6/23	$10,472	$9,499
7/23	$10,683	$9,773
8/23	$10,374	$9,510
9/23	$9,958	$9,190
10/23	$9,833	$9,141
11/23	$10,419	$9,623
12/23	$10,771	$9,932
1/24	$10,582	$9,780
2/24	$10,574	$9,724
3/24	$10,689	$9,722
4/24	$10,433	$9,514
5/24	$10,706	$9,667
6/24	$10,541	$9,563
7/24	$10,756	$9,780
8/24	$11,098	$10,081
9/24	$11,444	$10,423
10/24	$10,982	$9,942

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.36%	(0.34)%	0.94%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	9.36%	(0.34)%	0.94%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	8.76%	(0.92)%	(0.06)%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,009,927,078
Holdings Count | Holding	889
Advisory Fees Paid, Amount	$ 6,678,798
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,009,927,078
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	889
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	85%
Total Advisory Fees Paid	$6,678,798

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Loan Participation Notes	1.9%
Foreign Corporate Bonds	7.9%
Short-Term Investments	13.0%
Sovereign Government Bonds	77.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.1%
Malaysia	10.2%
Uzbekistan	9.7%
Indonesia	9.6%
Mexico	9.6%
Thailand	9.3%
India	8.9%
Brazil	7.6%
Poland	7.0%
China	6.7%
Other	62.8%
Total Long Exposure	156.5%
Euro	(4.0)%
Total Short Exposure	(4.0)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Prior to March 1, 2024, the investment adviser had agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceeded 1.90% of the Fund's average daily net assets for Class C. This agreement expired on March 1, 2024.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]

Prior to March 1, 2024, the investment adviser had agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceeded 1.90% of the Fund's average daily net assets for Class C. This agreement expired on March 1, 2024.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000084543
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class I
Trading Symbol	EEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.01%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM)

Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to the Fund’s performance relative to the Index during a period of positive reforms, assistance from the International Monetary Fund (IMF), and regional support amid the Israel-Hamas conflict

↑ An overweight exposure to the Turkish lira helped relative returns after local elections resulted in the continuation of Turkey’s more orthodox monetary policy

↑ An out-of-Index Kenyan shilling allocation ― sold by period-end ― aided returns after Kenya’s central bank raised interest rates and an IMF loan was approved

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight exposure to the South African rand, which strengthened following national elections, detracted from Index-relative returns during the period

↓ An underweight exposure to the Thai baht detracted from Index-relative returns, as the currency rallied with the broader market during most of the period

↓ An underweight exposure to the Chinese yuan, which strengthened in value after China announced economic stimulus measures, detracted from relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/14	$1,000,000	$1,000,000
11/14	$986,489	$986,894
12/14	$929,187	$928,397
1/15	$934,219	$931,511
2/15	$926,244	$919,006
3/15	$896,379	$891,615
4/15	$927,825	$917,637
5/15	$907,650	$893,974
6/15	$894,746	$883,089
7/15	$869,018	$860,447
8/15	$831,292	$814,165
9/15	$793,013	$789,993
10/15	$829,212	$825,755
11/15	$823,720	$807,900
12/15	$813,036	$789,897
1/16	$800,912	$792,641
2/16	$813,099	$804,085
3/16	$890,455	$876,906
4/16	$920,152	$899,465
5/16	$884,617	$850,561
6/16	$933,650	$900,638
7/16	$936,837	$906,059
8/16	$951,764	$906,423
9/16	$967,822	$924,762
10/16	$964,554	$916,943
11/16	$897,964	$852,467
12/16	$917,412	$868,422
1/17	$935,485	$887,978
2/17	$959,864	$903,979
3/17	$982,888	$924,885
4/17	$996,719	$935,687
5/17	$1,012,223	$954,031
6/17	$1,021,465	$958,397
7/17	$1,042,015	$978,274
8/17	$1,061,090	$995,816
9/17	$1,065,683	$992,434
10/17	$1,042,402	$964,459
11/17	$1,058,591	$980,709
12/17	$1,068,270	$1,000,535
1/18	$1,109,910	$1,045,348
2/18	$1,099,424	$1,034,434
3/18	$1,112,749	$1,044,997
4/18	$1,081,518	$1,014,096
5/18	$1,024,159	$963,625
6/18	$995,958	$936,090
7/18	$1,011,386	$953,830
8/18	$947,266	$895,778
9/18	$957,616	$919,005
10/18	$944,582	$900,999
11/18	$969,665	$926,296
12/18	$981,505	$938,391
1/19	$1,040,117	$989,602
2/19	$1,033,777	$978,786
3/19	$1,023,496	$965,798
4/19	$1,024,426	$964,104
5/19	$1,036,883	$966,954
6/19	$1,100,561	$1,020,228
7/19	$1,119,964	$1,029,690
8/19	$1,106,169	$1,002,506
9/19	$1,127,898	$1,012,144
10/19	$1,161,870	$1,041,471
11/19	$1,155,776	$1,022,542
12/19	$1,207,338	$1,064,814
1/20	$1,207,256	$1,051,113
2/20	$1,190,002	$1,015,272
3/20	$1,011,099	$902,833
4/20	$1,072,049	$938,228
5/20	$1,138,764	$986,809
6/20	$1,154,946	$991,454
7/20	$1,177,942	$1,021,390
8/20	$1,178,559	$1,018,038
9/20	$1,158,800	$997,513
10/20	$1,161,760	$1,001,762
11/20	$1,224,897	$1,056,739
12/20	$1,267,571	$1,093,498
1/21	$1,251,791	$1,081,775
2/21	$1,219,208	$1,052,790
3/21	$1,169,762	$1,020,471
4/21	$1,199,362	$1,043,528
5/21	$1,226,870	$1,069,564
6/21	$1,217,745	$1,056,572
7/21	$1,213,470	$1,052,056
8/21	$1,231,716	$1,060,164
9/21	$1,189,626	$1,023,786
10/21	$1,177,606	$1,010,189
11/21	$1,155,359	$982,558
12/21	$1,171,653	$997,846
1/22	$1,164,669	$997,794
2/22	$1,104,477	$947,899
3/22	$1,067,873	$933,381
4/22	$1,028,267	$877,133
5/22	$1,037,240	$892,597
6/22	$990,450	$852,852
7/22	$976,705	$855,349
8/22	$978,454	$854,148
9/22	$928,904	$812,549
10/22	$936,491	$805,380
11/22	$1,014,243	$862,616
12/22	$1,036,770	$881,246
1/23	$1,086,315	$919,076
2/23	$1,049,060	$889,993
3/23	$1,099,628	$926,705
4/23	$1,116,952	$934,694
5/23	$1,103,393	$919,936
6/23	$1,143,047	$949,925
7/23	$1,167,206	$977,257
8/23	$1,133,979	$951,000
9/23	$1,088,807	$918,982
10/23	$1,079,058	$914,144
11/23	$1,141,507	$962,311
12/23	$1,181,327	$993,174
1/24	$1,161,277	$978,049
2/24	$1,161,277	$972,438
3/24	$1,174,869	$972,163
4/24	$1,147,325	$951,390
5/24	$1,178,521	$966,738
6/24	$1,161,068	$956,296
7/24	$1,189,396	$978,049
8/24	$1,225,007	$1,008,078
9/24	$1,264,492	$1,042,300
10/24	$1,199,275	$994,201

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.14%	0.64%	1.83%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	8.76%	(0.92)%	(0.06)%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,009,927,078
Holdings Count | Holding	889
Advisory Fees Paid, Amount	$ 6,678,798
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,009,927,078
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	889
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	85%
Total Advisory Fees Paid	$6,678,798

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Loan Participation Notes	1.9%
Foreign Corporate Bonds	7.9%
Short-Term Investments	13.0%
Sovereign Government Bonds	77.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.1%
Malaysia	10.2%
Uzbekistan	9.7%
Indonesia	9.6%
Mexico	9.6%
Thailand	9.3%
India	8.9%
Brazil	7.6%
Poland	7.0%
China	6.7%
Other	62.8%
Total Long Exposure	156.5%
Euro	(4.0)%
Total Short Exposure	(4.0)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Prior to March 1, 2024, the investment adviser had agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceeded 0.90% of the Fund's average daily net assets for Class I. This agreement expired on March 1, 2024.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]

Prior to March 1, 2024, the investment adviser had agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceeded 0.90% of the Fund's average daily net assets for Class I. This agreement expired on March 1, 2024.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000053808
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Advisers Class
Trading Symbol	EVFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$282	2.67%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 282
Expense Ratio, Percent	2.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® U.S. Leveraged Loan Index (the Index):

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry contributed to Index-relative returns during the period

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index relative performance as lower-rated loans generally outperformed higher-rated loans during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Advisers Class	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$10,048	$10,054	$10,050
12/14	$9,942	$10,036	$9,924
1/15	$9,972	$10,227	$9,956
2/15	$10,136	$10,167	$10,097
3/15	$10,176	$10,209	$10,134
4/15	$10,270	$10,197	$10,228
5/15	$10,271	$10,180	$10,247
6/15	$10,214	$10,066	$10,204
7/15	$10,226	$10,125	$10,203
8/15	$10,125	$10,095	$10,132
9/15	$10,023	$10,134	$10,066
10/15	$10,028	$10,167	$10,048
11/15	$9,887	$10,130	$9,960
12/15	$9,759	$10,079	$9,855
1/16	$9,667	$10,190	$9,791
2/16	$9,610	$10,263	$9,739
3/16	$9,986	$10,388	$10,008
4/16	$10,234	$10,459	$10,206
5/16	$10,326	$10,467	$10,297
6/16	$10,308	$10,652	$10,300
7/16	$10,482	$10,739	$10,447
8/16	$10,577	$10,751	$10,525
9/16	$10,699	$10,753	$10,616
10/16	$10,823	$10,682	$10,704
11/16	$10,841	$10,442	$10,732
12/16	$10,996	$10,473	$10,856
1/17	$11,066	$10,510	$10,917
2/17	$11,130	$10,591	$10,972
3/17	$11,158	$10,588	$10,981
4/17	$11,207	$10,675	$11,029
5/17	$11,257	$10,758	$11,069
6/17	$11,266	$10,749	$11,064
7/17	$11,338	$10,802	$11,140
8/17	$11,337	$10,895	$11,135
9/17	$11,397	$10,857	$11,179
10/17	$11,471	$10,870	$11,246
11/17	$11,490	$10,854	$11,259
12/17	$11,521	$10,901	$11,303
1/18	$11,649	$10,797	$11,412
2/18	$11,678	$10,694	$11,435
3/18	$11,722	$10,748	$11,467
4/18	$11,776	$10,676	$11,514
5/18	$11,789	$10,735	$11,534
6/18	$11,791	$10,719	$11,547
7/18	$11,902	$10,741	$11,633
8/18	$11,960	$10,794	$11,679
9/18	$12,038	$10,748	$11,760
10/18	$12,031	$10,658	$11,756
11/18	$11,903	$10,706	$11,650
12/18	$11,534	$10,874	$11,353
1/19	$11,865	$11,024	$11,642
2/19	$12,070	$11,036	$11,828
3/19	$12,024	$11,235	$11,807
4/19	$12,233	$11,251	$12,002
5/19	$12,175	$11,423	$11,976
6/19	$12,193	$11,585	$12,005
7/19	$12,286	$11,619	$12,101
8/19	$12,237	$11,882	$12,068
9/19	$12,299	$11,830	$12,124
10/19	$12,222	$11,869	$12,070
11/19	$12,294	$11,866	$12,141
12/19	$12,530	$11,884	$12,334
1/20	$12,603	$12,097	$12,403
2/20	$12,413	$12,278	$12,239
3/20	$10,561	$12,039	$10,725
4/20	$11,049	$12,280	$11,208
5/20	$11,506	$12,394	$11,634
6/20	$11,689	$12,498	$11,766
7/20	$11,910	$12,717	$11,996
8/20	$12,133	$12,644	$12,176
9/20	$12,186	$12,621	$12,253
10/20	$12,216	$12,576	$12,278
11/20	$12,572	$12,740	$12,551
12/20	$12,745	$12,784	$12,720
1/21	$12,909	$12,704	$12,871
2/21	$12,984	$12,540	$12,947
3/21	$12,977	$12,394	$12,946
4/21	$13,033	$12,498	$13,013
5/21	$13,110	$12,546	$13,089
6/21	$13,175	$12,637	$13,137
7/21	$13,167	$12,764	$13,135
8/21	$13,259	$12,756	$13,198
9/21	$13,336	$12,647	$13,282
10/21	$13,352	$12,636	$13,318
11/21	$13,304	$12,652	$13,297
12/21	$13,401	$12,643	$13,382
1/22	$13,416	$12,366	$13,430
2/22	$13,327	$12,197	$13,361
3/22	$13,333	$11,870	$13,368
4/22	$13,302	$11,427	$13,397
5/22	$12,899	$11,490	$13,054
6/22	$12,462	$11,261	$12,771
7/22	$12,835	$11,544	$13,044
8/22	$13,022	$11,244	$13,241
9/22	$12,593	$10,759	$12,939
10/22	$12,735	$10,641	$13,068
11/22	$12,971	$11,038	$13,224
12/22	$12,966	$11,001	$13,278
1/23	$13,394	$11,342	$13,633
2/23	$13,468	$11,063	$13,711
3/23	$13,428	$11,323	$13,707
4/23	$13,580	$11,392	$13,851
5/23	$13,528	$11,274	$13,826
6/23	$13,824	$11,256	$14,139
7/23	$14,045	$11,267	$14,320
8/23	$14,230	$11,200	$14,488
9/23	$14,318	$10,932	$14,628
10/23	$14,252	$10,768	$14,625
11/23	$14,510	$11,253	$14,803
12/23	$14,802	$11,680	$15,047
1/24	$14,889	$11,652	$15,149
2/24	$15,012	$11,512	$15,287
3/24	$15,156	$11,625	$15,417
4/24	$15,207	$11,353	$15,510
5/24	$15,351	$11,542	$15,655
6/24	$15,399	$11,647	$15,710
7/24	$15,513	$11,911	$15,817
8/24	$15,627	$12,087	$15,917
9/24	$15,704	$12,253	$16,031
10/24	$15,843	$11,974	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Advisers Class	11.16%	5.32%	4.70%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 5,606,548,538
Holdings Count | Holding	687
Advisory Fees Paid, Amount	$ 29,748,105
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,606,548,538
# of Portfolio Holdings (for Senior Debt Portfolio)	687
Portfolio Turnover Rate (for Senior Debt Portfolio)	35%
Total Advisory Fees Paid	$29,748,105

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	3.1%
Corporate Bonds	7.9%
Senior Floating-Rate Loans	86.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	5.1%
B	61.3%
BB	23.4%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053809
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class A
Trading Symbol	EAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$282	2.67%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 282
Expense Ratio, Percent	2.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® U.S. Leveraged Loan Index (the Index):

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry contributed to Index-relative returns during the period

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index relative performance as lower-rated loans generally outperformed higher-rated loans during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$9,730	$10,054	$10,050
12/14	$9,619	$10,036	$9,924
1/15	$9,648	$10,227	$9,956
2/15	$9,806	$10,167	$10,097
3/15	$9,845	$10,209	$10,134
4/15	$9,936	$10,197	$10,228
5/15	$9,937	$10,180	$10,247
6/15	$9,882	$10,066	$10,204
7/15	$9,893	$10,125	$10,203
8/15	$9,796	$10,095	$10,132
9/15	$9,697	$10,134	$10,066
10/15	$9,711	$10,167	$10,048
11/15	$9,575	$10,130	$9,960
12/15	$9,442	$10,079	$9,855
1/16	$9,353	$10,190	$9,791
2/16	$9,298	$10,263	$9,739
3/16	$9,662	$10,388	$10,008
4/16	$9,902	$10,459	$10,206
5/16	$9,991	$10,467	$10,297
6/16	$9,984	$10,652	$10,300
7/16	$10,152	$10,739	$10,447
8/16	$10,234	$10,751	$10,525
9/16	$10,362	$10,753	$10,616
10/16	$10,472	$10,682	$10,704
11/16	$10,489	$10,442	$10,732
12/16	$10,639	$10,473	$10,856
1/17	$10,707	$10,510	$10,917
2/17	$10,769	$10,591	$10,972
3/17	$10,796	$10,588	$10,981
4/17	$10,844	$10,675	$11,029
5/17	$10,892	$10,758	$11,069
6/17	$10,900	$10,749	$11,064
7/17	$10,970	$10,802	$11,140
8/17	$10,969	$10,895	$11,135
9/17	$11,027	$10,857	$11,179
10/17	$11,099	$10,870	$11,246
11/17	$11,117	$10,854	$11,259
12/17	$11,157	$10,901	$11,303
1/18	$11,270	$10,797	$11,412
2/18	$11,309	$10,694	$11,435
3/18	$11,341	$10,748	$11,467
4/18	$11,393	$10,676	$11,514
5/18	$11,417	$10,735	$11,534
6/18	$11,419	$10,719	$11,547
7/18	$11,516	$10,741	$11,633
8/18	$11,571	$10,794	$11,679
9/18	$11,647	$10,748	$11,760
10/18	$11,651	$10,658	$11,756
11/18	$11,516	$10,706	$11,650
12/18	$11,170	$10,874	$11,353
1/19	$11,490	$11,024	$11,642
2/19	$11,678	$11,036	$11,828
3/19	$11,644	$11,235	$11,807
4/19	$11,847	$11,251	$12,002
5/19	$11,790	$11,423	$11,976
6/19	$11,797	$11,585	$12,005
7/19	$11,887	$11,619	$12,101
8/19	$11,850	$11,882	$12,068
9/19	$11,900	$11,830	$12,124
10/19	$11,825	$11,869	$12,070
11/19	$11,906	$11,866	$12,141
12/19	$12,134	$11,884	$12,334
1/20	$12,193	$12,097	$12,403
2/20	$12,010	$12,278	$12,239
3/20	$10,218	$12,039	$10,725
4/20	$10,690	$12,280	$11,208
5/20	$11,132	$12,394	$11,634
6/20	$11,309	$12,498	$11,766
7/20	$11,523	$12,717	$11,996
8/20	$11,739	$12,644	$12,176
9/20	$11,790	$12,621	$12,253
10/20	$11,819	$12,576	$12,278
11/20	$12,164	$12,740	$12,551
12/20	$12,331	$12,784	$12,720
1/21	$12,489	$12,704	$12,871
2/21	$12,562	$12,540	$12,947
3/21	$12,556	$12,394	$12,946
4/21	$12,622	$12,498	$13,013
5/21	$12,684	$12,546	$13,089
6/21	$12,747	$12,637	$13,137
7/21	$12,739	$12,764	$13,135
8/21	$12,829	$12,756	$13,198
9/21	$12,903	$12,647	$13,282
10/21	$12,918	$12,636	$13,318
11/21	$12,872	$12,652	$13,297
12/21	$12,966	$12,643	$13,382
1/22	$12,981	$12,366	$13,430
2/22	$12,894	$12,197	$13,361
3/22	$12,900	$11,870	$13,368
4/22	$12,870	$11,427	$13,397
5/22	$12,481	$11,490	$13,054
6/22	$12,058	$11,261	$12,771
7/22	$12,419	$11,544	$13,044
8/22	$12,599	$11,244	$13,241
9/22	$12,184	$10,759	$12,939
10/22	$12,321	$10,641	$13,068
11/22	$12,550	$11,038	$13,224
12/22	$12,558	$11,001	$13,278
1/23	$12,959	$11,342	$13,633
2/23	$13,044	$11,063	$13,711
3/23	$12,992	$11,323	$13,707
4/23	$13,140	$11,392	$13,851
5/23	$13,088	$11,274	$13,826
6/23	$13,375	$11,256	$14,139
7/23	$13,589	$11,267	$14,320
8/23	$13,782	$11,200	$14,488
9/23	$13,867	$10,932	$14,628
10/23	$13,789	$10,768	$14,625
11/23	$14,039	$11,253	$14,803
12/23	$14,321	$11,680	$15,047
1/24	$14,406	$11,652	$15,149
2/24	$14,525	$11,512	$15,287
3/24	$14,664	$11,625	$15,417
4/24	$14,714	$11,353	$15,510
5/24	$14,853	$11,542	$15,655
6/24	$14,900	$11,647	$15,710
7/24	$15,010	$11,911	$15,817
8/24	$15,120	$12,087	$15,917
9/24	$15,195	$12,253	$16,031
10/24	$15,326	$11,974	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	11.16%	5.32%	4.71%
Class A with 3.25% Maximum Sales Charge	7.57%	4.64%	4.36%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 5,606,548,538
Holdings Count | Holding	687
Advisory Fees Paid, Amount	$ 29,748,105
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,606,548,538
# of Portfolio Holdings (for Senior Debt Portfolio)	687
Portfolio Turnover Rate (for Senior Debt Portfolio)	35%
Total Advisory Fees Paid	$29,748,105

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	3.1%
Corporate Bonds	7.9%
Senior Floating-Rate Loans	86.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	5.1%
B	61.3%
BB	23.4%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053811
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class C
Trading Symbol	ECFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$334	3.17%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 334
Expense Ratio, Percent	3.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® U.S. Leveraged Loan Index (the Index):

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry contributed to Index-relative returns during the period

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index relative performance as lower-rated loans generally outperformed higher-rated loans during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$10,044	$10,054	$10,050
12/14	$9,934	$10,036	$9,924
1/15	$9,959	$10,227	$9,956
2/15	$10,119	$10,167	$10,097
3/15	$10,155	$10,209	$10,134
4/15	$10,244	$10,197	$10,228
5/15	$10,241	$10,180	$10,247
6/15	$10,181	$10,066	$10,204
7/15	$10,187	$10,125	$10,203
8/15	$10,083	$10,095	$10,132
9/15	$9,976	$10,134	$10,066
10/15	$9,986	$10,167	$10,048
11/15	$9,842	$10,130	$9,960
12/15	$9,701	$10,079	$9,855
1/16	$9,605	$10,190	$9,791
2/16	$9,544	$10,263	$9,739
3/16	$9,915	$10,388	$10,008
4/16	$10,157	$10,459	$10,206
5/16	$10,244	$10,467	$10,297
6/16	$10,232	$10,652	$10,300
7/16	$10,391	$10,739	$10,447
8/16	$10,480	$10,751	$10,525
9/16	$10,607	$10,753	$10,616
10/16	$10,715	$10,682	$10,704
11/16	$10,729	$10,442	$10,732
12/16	$10,878	$10,473	$10,856
1/17	$10,942	$10,510	$10,917
2/17	$11,002	$10,591	$10,972
3/17	$11,025	$10,588	$10,981
4/17	$11,069	$10,675	$11,029
5/17	$11,114	$10,758	$11,069
6/17	$11,117	$10,749	$11,064
7/17	$11,184	$10,802	$11,140
8/17	$11,178	$10,895	$11,135
9/17	$11,233	$10,857	$11,179
10/17	$11,301	$10,870	$11,246
11/17	$11,315	$10,854	$11,259
12/17	$11,351	$10,901	$11,303
1/18	$11,462	$10,797	$11,412
2/18	$11,496	$10,694	$11,435
3/18	$11,524	$10,748	$11,467
4/18	$11,572	$10,676	$11,514
5/18	$11,581	$10,735	$11,534
6/18	$11,589	$10,719	$11,547
7/18	$11,683	$10,741	$11,633
8/18	$11,734	$10,794	$11,679
9/18	$11,806	$10,748	$11,760
10/18	$11,794	$10,658	$11,756
11/18	$11,663	$10,706	$11,650
12/18	$11,307	$10,874	$11,353
1/19	$11,627	$11,024	$11,642
2/19	$11,812	$11,036	$11,828
3/19	$11,773	$11,235	$11,807
4/19	$11,974	$11,251	$12,002
5/19	$11,911	$11,423	$11,976
6/19	$11,913	$11,585	$12,005
7/19	$11,999	$11,619	$12,101
8/19	$11,956	$11,882	$12,068
9/19	$12,001	$11,830	$12,124
10/19	$11,921	$11,869	$12,070
11/19	$11,998	$11,866	$12,141
12/19	$12,223	$11,884	$12,334
1/20	$12,277	$12,097	$12,403
2/20	$12,087	$12,278	$12,239
3/20	$10,287	$12,039	$10,725
4/20	$10,747	$12,280	$11,208
5/20	$11,188	$12,394	$11,634
6/20	$11,361	$12,498	$11,766
7/20	$11,583	$12,717	$11,996
8/20	$11,795	$12,644	$12,176
9/20	$11,842	$12,621	$12,253
10/20	$11,854	$12,576	$12,278
11/20	$12,196	$12,740	$12,551
12/20	$12,370	$12,784	$12,720
1/21	$12,523	$12,704	$12,871
2/21	$12,580	$12,540	$12,947
3/21	$12,568	$12,394	$12,946
4/21	$12,629	$12,498	$13,013
5/21	$12,686	$12,546	$13,089
6/21	$12,756	$12,637	$13,137
7/21	$12,730	$12,764	$13,135
8/21	$12,815	$12,756	$13,198
9/21	$12,884	$12,647	$13,282
10/21	$12,893	$12,636	$13,318
11/21	$12,854	$12,652	$13,297
12/21	$12,942	$12,643	$13,382
1/22	$12,939	$12,366	$13,430
2/22	$12,848	$12,197	$13,361
3/22	$12,848	$11,870	$13,368
4/22	$12,813	$11,427	$13,397
5/22	$12,431	$11,490	$13,054
6/22	$12,005	$11,261	$12,771
7/22	$12,347	$11,544	$13,044
8/22	$12,521	$11,244	$13,241
9/22	$12,103	$10,759	$12,939
10/22	$12,234	$10,641	$13,068
11/22	$12,456	$11,038	$13,224
12/22	$12,459	$11,001	$13,278
1/23	$12,865	$11,342	$13,633
2/23	$12,931	$11,063	$13,711
3/23	$12,874	$11,323	$13,707
4/23	$13,015	$11,392	$13,851
5/23	$12,959	$11,274	$13,826
6/23	$13,251	$11,256	$14,139
7/23	$13,443	$11,267	$14,320
8/23	$13,629	$11,200	$14,488
9/23	$13,708	$10,932	$14,628
10/23	$13,638	$10,768	$14,625
11/23	$13,866	$11,253	$14,803
12/23	$14,139	$11,680	$15,047
1/24	$14,231	$11,652	$15,149
2/24	$14,343	$11,512	$15,287
3/24	$14,460	$11,625	$15,417
4/24	$14,517	$11,353	$15,510
5/24	$14,633	$11,542	$15,655
6/24	$14,674	$11,647	$15,710
7/24	$14,791	$11,911	$15,817
8/24	$14,878	$12,087	$15,917
9/24	$14,960	$12,253	$16,031
10/24	$15,220	$11,974	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.61%	4.82%	4.29%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	9.61%	4.82%	4.29%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 5,606,548,538
Holdings Count | Holding	687
Advisory Fees Paid, Amount	$ 29,748,105
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,606,548,538
# of Portfolio Holdings (for Senior Debt Portfolio)	687
Portfolio Turnover Rate (for Senior Debt Portfolio)	35%
Total Advisory Fees Paid	$29,748,105

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	3.1%
Corporate Bonds	7.9%
Senior Floating-Rate Loans	86.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	5.1%
B	61.3%
BB	23.4%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053812
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class I
Trading Symbol	EIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$255	2.41%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® U.S. Leveraged Loan Index (the Index):

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry contributed to Index-relative returns during the period

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index relative performance as lower-rated loans generally outperformed higher-rated loans during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,005,013	$1,005,397	$1,004,967
12/14	$994,620	$1,003,580	$992,356
1/15	$997,779	$1,022,684	$995,649
2/15	$1,014,372	$1,016,723	$1,009,696
3/15	$1,018,591	$1,020,920	$1,013,447
4/15	$1,028,202	$1,019,735	$1,022,770
5/15	$1,028,566	$1,017,951	$1,024,690
6/15	$1,023,103	$1,006,590	$1,020,403
7/15	$1,024,453	$1,012,452	$1,020,340
8/15	$1,014,618	$1,009,468	$1,013,203
9/15	$1,004,578	$1,013,420	$1,006,623
10/15	$1,005,262	$1,016,659	$1,004,785
11/15	$992,272	$1,012,952	$995,983
12/15	$978,724	$1,007,891	$985,526
1/16	$969,691	$1,019,017	$979,091
2/16	$964,147	$1,026,256	$973,932
3/16	$1,002,135	$1,038,833	$1,000,771
4/16	$1,027,167	$1,045,911	$1,020,638
5/16	$1,036,619	$1,046,728	$1,029,737
6/16	$1,035,100	$1,065,155	$1,029,955
7/16	$1,052,749	$1,073,933	$1,044,688
8/16	$1,062,507	$1,075,091	$1,052,533
9/16	$1,076,012	$1,075,347	$1,061,626
10/16	$1,087,593	$1,068,213	$1,070,389
11/16	$1,089,638	$1,044,202	$1,073,222
12/16	$1,105,450	$1,047,304	$1,085,632
1/17	$1,112,713	$1,050,999	$1,091,706
2/17	$1,119,410	$1,059,108	$1,097,184
3/17	$1,122,494	$1,058,753	$1,098,067
4/17	$1,127,636	$1,067,538	$1,102,860
5/17	$1,132,919	$1,075,775	$1,106,892
6/17	$1,133,974	$1,074,863	$1,106,418
7/17	$1,141,513	$1,080,216	$1,114,031
8/17	$1,141,624	$1,089,536	$1,113,540
9/17	$1,147,924	$1,085,702	$1,117,893
10/17	$1,155,689	$1,087,005	$1,124,579
11/17	$1,157,798	$1,085,360	$1,125,884
12/17	$1,162,232	$1,090,145	$1,130,343
1/18	$1,174,284	$1,079,655	$1,141,223
2/18	$1,177,432	$1,069,417	$1,143,489
3/18	$1,182,096	$1,074,811	$1,146,711
4/18	$1,187,798	$1,067,639	$1,151,449
5/18	$1,189,417	$1,073,462	$1,153,390
6/18	$1,190,945	$1,071,905	$1,154,720
7/18	$1,201,349	$1,074,148	$1,163,254
8/18	$1,207,381	$1,079,440	$1,167,921
9/18	$1,215,505	$1,074,815	$1,175,951
10/18	$1,215,057	$1,065,824	$1,175,586
11/18	$1,202,386	$1,070,617	$1,164,980
12/18	$1,165,423	$1,087,367	$1,135,333
1/19	$1,200,176	$1,102,360	$1,164,246
2/19	$1,219,997	$1,103,561	$1,182,778
3/19	$1,215,599	$1,123,489	$1,180,713
4/19	$1,237,065	$1,125,062	$1,200,213
5/19	$1,231,381	$1,142,296	$1,197,610
6/19	$1,233,482	$1,158,453	$1,200,512
7/19	$1,243,168	$1,161,901	$1,210,136
8/19	$1,239,594	$1,188,192	$1,206,810
9/19	$1,245,004	$1,183,044	$1,212,440
10/19	$1,237,455	$1,186,867	$1,206,986
11/19	$1,245,023	$1,186,629	$1,214,077
12/19	$1,270,307	$1,188,398	$1,233,447
1/20	$1,276,773	$1,209,727	$1,240,338
2/20	$1,257,793	$1,227,840	$1,223,946
3/20	$1,070,364	$1,203,856	$1,072,542
4/20	$1,120,097	$1,227,971	$1,120,824
5/20	$1,166,663	$1,239,440	$1,163,366
6/20	$1,185,457	$1,249,782	$1,176,608
7/20	$1,208,101	$1,271,736	$1,199,636
8/20	$1,230,961	$1,264,402	$1,217,554
9/20	$1,236,578	$1,262,124	$1,225,275
10/20	$1,239,879	$1,257,613	$1,227,767
11/20	$1,276,338	$1,274,024	$1,255,096
12/20	$1,294,156	$1,278,423	$1,271,986
1/21	$1,311,024	$1,270,388	$1,287,110
2/21	$1,318,925	$1,253,996	$1,294,673
3/21	$1,318,544	$1,239,403	$1,294,641
4/21	$1,324,508	$1,249,825	$1,301,294
5/21	$1,332,575	$1,254,592	$1,308,853
6/21	$1,339,471	$1,263,738	$1,313,701
7/21	$1,338,868	$1,276,427	$1,313,527
8/21	$1,348,573	$1,275,575	$1,319,764
9/21	$1,356,674	$1,264,683	$1,328,244
10/21	$1,358,516	$1,263,649	$1,331,786
11/21	$1,353,914	$1,265,175	$1,329,662
12/21	$1,364,095	$1,264,322	$1,338,159
1/22	$1,365,974	$1,236,603	$1,343,025
2/22	$1,357,091	$1,219,743	$1,336,129
3/22	$1,357,986	$1,187,019	$1,336,768
4/22	$1,355,152	$1,142,746	$1,339,669
5/22	$1,314,427	$1,149,034	$1,305,398
6/22	$1,270,137	$1,126,073	$1,277,121
7/22	$1,308,447	$1,154,385	$1,304,355
8/22	$1,327,744	$1,124,375	$1,324,052
9/22	$1,284,303	$1,075,933	$1,293,895
10/22	$1,298,979	$1,064,128	$1,306,753
11/22	$1,323,375	$1,103,805	$1,322,406
12/22	$1,323,123	$1,100,056	$1,327,841
1/23	$1,367,105	$1,134,180	$1,363,259
2/23	$1,374,893	$1,106,311	$1,371,123
3/23	$1,371,151	$1,132,265	$1,370,692
4/23	$1,386,978	$1,139,182	$1,385,108
5/23	$1,381,871	$1,127,371	$1,382,564
6/23	$1,412,434	$1,125,619	$1,413,868
7/23	$1,435,277	$1,126,738	$1,432,041
8/23	$1,456,024	$1,119,953	$1,448,819
9/23	$1,465,269	$1,093,247	$1,462,762
10/23	$1,457,357	$1,076,807	$1,462,497
11/23	$1,484,104	$1,125,268	$1,480,335
12/23	$1,514,225	$1,167,966	$1,504,726
1/24	$1,523,448	$1,165,171	$1,514,884
2/24	$1,536,355	$1,151,201	$1,528,658
3/24	$1,551,425	$1,162,504	$1,541,681
4/24	$1,556,981	$1,135,338	$1,550,957
5/24	$1,571,999	$1,154,158	$1,565,521
6/24	$1,577,307	$1,164,708	$1,570,989
7/24	$1,589,296	$1,191,145	$1,581,703
8/24	$1,601,310	$1,208,679	$1,591,738
9/24	$1,609,526	$1,225,257	$1,603,094
10/24	$1,624,146	$1,197,428	$1,616,889

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.44%	5.58%	4.97%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 5,606,548,538
Holdings Count | Holding	687
Advisory Fees Paid, Amount	$ 29,748,105
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,606,548,538
# of Portfolio Holdings (for Senior Debt Portfolio)	687
Portfolio Turnover Rate (for Senior Debt Portfolio)	35%
Total Advisory Fees Paid	$29,748,105

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	3.1%
Corporate Bonds	7.9%
Senior Floating-Rate Loans	86.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	5.1%
B	61.3%
BB	23.4%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000213855
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class R6
Trading Symbol	EFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$249	2.35%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® U.S. Leveraged Loan Index (the Index):

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry contributed to Index-relative returns during the period

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index relative performance as lower-rated loans generally outperformed higher-rated loans during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$5,000,000	$5,000,000	$5,000,000
11/14	$5,025,119	$5,026,983	$5,024,836
12/14	$4,973,153	$5,017,901	$4,961,781
1/15	$4,989,002	$5,113,418	$4,978,245
2/15	$5,071,970	$5,083,617	$5,048,479
3/15	$5,093,011	$5,104,598	$5,067,234
4/15	$5,141,066	$5,098,676	$5,113,849
5/15	$5,142,883	$5,089,756	$5,123,449
6/15	$5,115,571	$5,032,951	$5,102,017
7/15	$5,122,266	$5,062,258	$5,101,701
8/15	$5,073,088	$5,047,342	$5,066,014
9/15	$5,022,890	$5,067,099	$5,033,115
10/15	$5,026,257	$5,083,296	$5,023,927
11/15	$4,961,362	$5,064,759	$4,979,917
12/15	$4,893,669	$5,039,457	$4,927,628
1/16	$4,848,505	$5,095,087	$4,895,453
2/16	$4,820,783	$5,131,280	$4,869,659
3/16	$5,010,724	$5,194,166	$5,003,856
4/16	$5,135,887	$5,229,555	$5,103,190
5/16	$5,183,146	$5,233,640	$5,148,685
6/16	$5,175,554	$5,325,777	$5,149,773
7/16	$5,263,800	$5,369,663	$5,223,440
8/16	$5,312,587	$5,375,456	$5,262,665
9/16	$5,380,116	$5,376,733	$5,308,130
10/16	$5,438,021	$5,341,063	$5,351,946
11/16	$5,448,248	$5,221,011	$5,366,111
12/16	$5,527,307	$5,236,520	$5,428,159
1/17	$5,563,622	$5,254,995	$5,458,532
2/17	$5,597,105	$5,295,541	$5,485,921
3/17	$5,612,526	$5,293,767	$5,490,333
4/17	$5,638,235	$5,337,691	$5,514,301
5/17	$5,664,654	$5,378,873	$5,534,462
6/17	$5,669,930	$5,374,313	$5,532,091
7/17	$5,707,622	$5,401,082	$5,570,155
8/17	$5,708,178	$5,447,680	$5,567,700
9/17	$5,739,680	$5,428,508	$5,589,467
10/17	$5,778,502	$5,435,026	$5,622,897
11/17	$5,789,051	$5,426,801	$5,629,422
12/17	$5,811,219	$5,450,725	$5,651,716
1/18	$5,871,479	$5,398,274	$5,706,113
2/18	$5,887,218	$5,347,087	$5,717,443
3/18	$5,910,541	$5,374,056	$5,733,554
4/18	$5,939,052	$5,338,197	$5,757,245
5/18	$5,947,146	$5,367,309	$5,766,951
6/18	$5,954,788	$5,359,525	$5,773,602
7/18	$6,006,808	$5,370,741	$5,816,272
8/18	$6,036,903	$5,397,201	$5,839,607
9/18	$6,077,585	$5,374,074	$5,879,756
10/18	$6,075,346	$5,329,118	$5,877,931
11/18	$6,011,990	$5,353,085	$5,824,901
12/18	$5,827,177	$5,436,837	$5,676,667
1/19	$6,000,943	$5,511,800	$5,821,231
2/19	$6,100,049	$5,517,807	$5,913,888
3/19	$6,078,057	$5,617,446	$5,903,564
4/19	$6,185,390	$5,625,309	$6,001,067
5/19	$6,156,036	$5,711,481	$5,988,052
6/19	$6,161,376	$5,792,265	$6,002,560
7/19	$6,216,109	$5,809,507	$6,050,679
8/19	$6,192,892	$5,940,961	$6,034,049
9/19	$6,220,150	$5,915,222	$6,062,199
10/19	$6,188,537	$5,934,333	$6,034,929
11/19	$6,226,714	$5,933,147	$6,070,386
12/19	$6,347,574	$5,941,988	$6,167,233
1/20	$6,380,468	$6,048,634	$6,201,692
2/20	$6,285,555	$6,139,202	$6,119,732
3/20	$5,354,301	$6,019,281	$5,362,710
4/20	$5,597,505	$6,139,856	$5,604,122
5/20	$5,836,799	$6,197,201	$5,816,829
6/20	$5,925,097	$6,248,911	$5,883,038
7/20	$6,044,858	$6,358,678	$5,998,178
8/20	$6,159,366	$6,322,012	$6,087,770
9/20	$6,187,655	$6,310,618	$6,126,373
10/20	$6,198,264	$6,288,063	$6,138,834
11/20	$6,387,184	$6,370,118	$6,275,482
12/20	$6,476,613	$6,392,115	$6,359,930
1/21	$6,561,302	$6,351,938	$6,435,550
2/21	$6,600,984	$6,269,979	$6,473,367
3/21	$6,593,076	$6,197,013	$6,473,206
4/21	$6,629,488	$6,249,123	$6,506,471
5/21	$6,663,750	$6,272,959	$6,544,264
6/21	$6,704,858	$6,318,690	$6,568,503
7/21	$6,702,051	$6,382,137	$6,567,634
8/21	$6,744,589	$6,377,877	$6,598,822
9/21	$6,785,386	$6,323,413	$6,641,221
10/21	$6,794,991	$6,318,245	$6,658,928
11/21	$6,778,616	$6,325,877	$6,648,308
12/21	$6,829,835	$6,321,611	$6,690,797
1/22	$6,832,915	$6,183,015	$6,715,127
2/22	$6,788,692	$6,098,716	$6,680,647
3/22	$6,793,349	$5,935,095	$6,683,839
4/22	$6,779,491	$5,713,731	$6,698,344
5/22	$6,574,736	$5,745,169	$6,526,988
6/22	$6,353,202	$5,630,366	$6,385,605
7/22	$6,545,267	$5,771,925	$6,521,776
8/22	$6,642,290	$5,621,876	$6,620,262
9/22	$6,425,046	$5,379,665	$6,469,475
10/22	$6,498,856	$5,320,638	$6,533,762
11/22	$6,628,500	$5,519,025	$6,612,028
12/22	$6,627,597	$5,500,280	$6,639,203
1/23	$6,848,220	$5,670,901	$6,816,295
2/23	$6,887,333	$5,531,557	$6,855,614
3/23	$6,868,947	$5,661,324	$6,853,461
4/23	$6,948,536	$5,695,908	$6,925,542
5/23	$6,923,302	$5,636,854	$6,912,822
6/23	$7,076,770	$5,628,094	$7,069,338
7/23	$7,191,587	$5,633,689	$7,160,203
8/23	$7,288,684	$5,599,763	$7,244,093
9/23	$7,342,655	$5,466,236	$7,313,810
10/23	$7,301,598	$5,384,034	$7,312,483
11/23	$7,435,943	$5,626,342	$7,401,673
12/23	$7,587,141	$5,839,829	$7,523,630
1/24	$7,641,253	$5,825,853	$7,574,419
2/24	$7,706,269	$5,756,004	$7,643,290
3/24	$7,774,503	$5,812,519	$7,708,406
4/24	$7,810,263	$5,676,689	$7,754,784
5/24	$7,878,103	$5,770,788	$7,827,607
6/24	$7,905,046	$5,823,542	$7,854,947
7/24	$7,973,391	$5,955,723	$7,908,516
8/24	$8,026,020	$6,043,397	$7,958,692
9/24	$8,075,606	$6,126,285	$8,015,472
10/24	$8,149,990	$5,987,140	$8,084,443

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	11.60%	5.65%	5.00%
Bloomberg U.S. Universal IndexFootnote Reference2	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 5,606,548,538
Holdings Count | Holding	687
Advisory Fees Paid, Amount	$ 29,748,105
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,606,548,538
# of Portfolio Holdings (for Senior Debt Portfolio)	687
Portfolio Turnover Rate (for Senior Debt Portfolio)	35%
Total Advisory Fees Paid	$29,748,105

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	3.1%
Corporate Bonds	7.9%
Senior Floating-Rate Loans	86.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	5.1%
B	61.3%
BB	23.4%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014460
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class A
Trading Symbol	EADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.18%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ The Fund’s common stock portfolio underperformed the Index and detracted from Index-relative returns during the period

↓ On an individual stock basis, the largest detractor from relative returns was an underweight position in NVIDIA Corp. ― the leading supplier of graphics processing unit microchips that help power the artificial intelligence boom ― whose stock price quadrupled on strong earnings and profits during the period

↓ Among sectors, stock selections and an underweight position in information technology, and stock selections in consumer discretionary hurt relative returns

↓ The use of equity index futures contracts — a type of derivative — detracted from Index-relative returns. The Fund’s strategy of emphasizing dividend-paying stocks resulted in an overweight exposure to European equities and an underweight exposure to U.S. equities, both of which were hedged with futures contracts

↑ The Fund’s out-of-Index position in Taiwan Semiconductor Manufacturing Co. doubled in price on surging demand for high-end microchips powering AI applications

↑ Among sectors, stock selections and an overweight position in the industrials sector, and stock selections in the health care sector helped relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI World Index
10/14	$10,000	$10,000
11/14	$9,570	$10,200
12/14	$9,376	$10,036
1/15	$9,293	$9,854
2/15	$9,770	$10,431
3/15	$9,717	$10,268
4/15	$9,821	$10,509
5/15	$9,968	$10,545
6/15	$9,746	$10,300
7/15	$9,919	$10,485
8/15	$9,384	$9,791
9/15	$9,127	$9,430
10/15	$9,785	$10,177
11/15	$9,815	$10,126
12/15	$9,655	$9,948
1/16	$9,183	$9,353
2/16	$8,956	$9,284
3/16	$9,478	$9,914
4/16	$9,587	$10,071
5/16	$9,653	$10,127
6/16	$9,502	$10,014
7/16	$9,848	$10,437
8/16	$9,774	$10,445
9/16	$9,797	$10,501
10/16	$9,617	$10,298
11/16	$9,640	$10,446
12/16	$9,837	$10,696
1/17	$10,105	$10,954
2/17	$10,306	$11,258
3/17	$10,401	$11,378
4/17	$10,641	$11,546
5/17	$10,980	$11,790
6/17	$11,004	$11,836
7/17	$11,199	$12,119
8/17	$11,096	$12,136
9/17	$11,293	$12,408
10/17	$11,482	$12,643
11/17	$11,616	$12,917
12/17	$11,806	$13,092
1/18	$12,356	$13,783
2/18	$11,751	$13,212
3/18	$11,710	$12,924
4/18	$11,761	$13,072
5/18	$11,664	$13,154
6/18	$11,650	$13,148
7/18	$12,003	$13,559
8/18	$12,122	$13,726
9/18	$12,175	$13,803
10/18	$11,225	$12,789
11/18	$11,336	$12,935
12/18	$10,456	$11,951
1/19	$11,236	$12,881
2/19	$11,529	$13,268
3/19	$11,717	$13,443
4/19	$12,205	$13,919
5/19	$11,408	$13,116
6/19	$12,170	$13,980
7/19	$12,156	$14,050
8/19	$11,957	$13,762
9/19	$12,178	$14,055
10/19	$12,517	$14,413
11/19	$12,956	$14,814
12/19	$13,436	$15,258
1/20	$13,312	$15,165
2/20	$12,363	$13,883
3/20	$10,444	$12,046
4/20	$11,490	$13,362
5/20	$12,129	$14,007
6/20	$12,456	$14,378
7/20	$12,985	$15,066
8/20	$13,770	$16,072
9/20	$13,361	$15,518
10/20	$12,918	$15,042
11/20	$14,594	$16,965
12/20	$15,362	$17,684
1/21	$15,178	$17,509
2/21	$15,737	$17,957
3/21	$16,165	$18,555
4/21	$17,026	$19,418
5/21	$17,467	$19,698
6/21	$17,463	$19,992
7/21	$17,792	$20,350
8/21	$18,267	$20,856
9/21	$17,439	$19,990
10/21	$18,448	$21,122
11/21	$18,013	$20,660
12/21	$18,908	$21,543
1/22	$17,944	$20,403
2/22	$17,251	$19,887
3/22	$17,392	$20,432
4/22	$15,950	$18,735
5/22	$16,228	$18,749
6/22	$14,657	$17,125
7/22	$15,830	$18,485
8/22	$14,993	$17,712
9/22	$13,781	$16,066
10/22	$14,822	$17,219
11/22	$16,072	$18,417
12/22	$15,360	$17,634
1/23	$16,503	$18,882
2/23	$15,992	$18,428
3/23	$16,500	$18,998
4/23	$16,835	$19,331
5/23	$16,737	$19,138
6/23	$17,756	$20,295
7/23	$18,366	$20,977
8/23	$17,962	$20,476
9/23	$17,115	$19,593
10/23	$16,765	$19,024
11/23	$18,317	$20,808
12/23	$19,202	$21,829
1/24	$19,308	$22,091
2/24	$20,201	$23,028
3/24	$20,793	$23,768
4/24	$20,073	$22,885
5/24	$21,120	$23,907
6/24	$21,227	$24,393
7/24	$21,237	$24,823
8/24	$21,740	$25,479
9/24	$21,898	$25,946
10/24	$21,089	$25,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	25.77%	10.98%	8.32%
Class A with 5.25% Maximum Sales Charge	19.14%	9.78%	7.74%
MSCI World Index (net of foreign withholding taxes)	33.68%	12.01%	9.77%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 630,408,056
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 4,050,773
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$630,408,056
# of Portfolio Holdings	95
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$4,050,773

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.6%
Taiwan	1.6%
Hong Kong	1.6%
Spain	2.6%
Japan	2.8%
Germany	3.1%
Denmark	3.6%
Netherlands	4.1%
France	5.0%
United Kingdom	9.2%
United States	61.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.2%
Eli Lilly & Co.	4.1%
NVIDIA Corp.	3.9%
Apple, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
Novo Nordisk AS, Class B	3.0%
Amazon.com, Inc.	2.9%
EOG Resources, Inc.	2.2%
ASML Holding NV	2.0%
Compass Group PLC	2.0%
Total	31.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective October 1, 2024, the name of Eaton Vance Global Equity Income Fund was changed from Eaton Vance Tax-Managed Global Dividend Income Fund.

Material Fund Change Name [Text Block]	Effective October 1, 2024, the name of Eaton Vance Global Equity Income Fund was changed from Eaton Vance Tax-Managed Global Dividend Income Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014462
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class C
Trading Symbol	ECDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.93%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ The Fund’s common stock portfolio underperformed the Index and detracted from Index-relative returns during the period

↓ On an individual stock basis, the largest detractor from relative returns was an underweight position in NVIDIA Corp. ― the leading supplier of graphics processing unit microchips that help power the artificial intelligence boom ― whose stock price quadrupled on strong earnings and profits during the period

↓ Among sectors, stock selections and an underweight position in information technology, and stock selections in consumer discretionary hurt relative returns

↓ The use of equity index futures contracts — a type of derivative — detracted from Index-relative returns. The Fund’s strategy of emphasizing dividend-paying stocks resulted in an overweight exposure to European equities and an underweight exposure to U.S. equities, both of which were hedged with futures contracts

↑ The Fund’s out-of-Index position in Taiwan Semiconductor Manufacturing Co. doubled in price on surging demand for high-end microchips powering AI applications

↑ Among sectors, stock selections and an overweight position in the industrials sector, and stock selections in the health care sector helped relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI World Index
10/14	$10,000	$10,000
11/14	$10,103	$10,200
12/14	$9,894	$10,036
1/15	$9,798	$9,854
2/15	$10,287	$10,431
3/15	$10,225	$10,268
4/15	$10,328	$10,509
5/15	$10,477	$10,545
6/15	$10,237	$10,300
7/15	$10,412	$10,485
8/15	$9,843	$9,791
9/15	$9,574	$9,430
10/15	$10,251	$10,177
11/15	$10,277	$10,126
12/15	$10,105	$9,948
1/16	$9,601	$9,353
2/16	$9,367	$9,284
3/16	$9,898	$9,914
4/16	$10,006	$10,071
5/16	$10,069	$10,127
6/16	$9,913	$10,014
7/16	$10,260	$10,437
8/16	$10,176	$10,445
9/16	$10,203	$10,501
10/16	$10,009	$10,298
11/16	$10,016	$10,446
12/16	$10,218	$10,696
1/17	$10,488	$10,954
2/17	$10,690	$11,258
3/17	$10,783	$11,378
4/17	$11,026	$11,546
5/17	$11,371	$11,790
6/17	$11,378	$11,836
7/17	$11,574	$12,119
8/17	$11,469	$12,136
9/17	$11,666	$12,408
10/17	$11,845	$12,643
11/17	$11,976	$12,917
12/17	$12,176	$13,092
1/18	$12,735	$13,783
2/18	$12,102	$13,212
3/18	$12,043	$12,924
4/18	$12,098	$13,072
5/18	$11,990	$13,154
6/18	$11,968	$13,148
7/18	$12,324	$13,559
8/18	$12,438	$13,726
9/18	$12,485	$13,803
10/18	$11,501	$12,789
11/18	$11,607	$12,935
12/18	$10,697	$11,951
1/19	$11,490	$12,881
2/19	$11,782	$13,268
3/19	$11,968	$13,443
4/19	$12,459	$13,919
5/19	$11,636	$13,116
6/19	$12,408	$13,980
7/19	$12,387	$14,050
8/19	$12,165	$13,762
9/19	$12,393	$14,055
10/19	$12,731	$14,413
11/19	$13,161	$14,814
12/19	$13,641	$15,258
1/20	$13,505	$15,165
2/20	$12,532	$13,883
3/20	$10,583	$12,046
4/20	$11,638	$13,362
5/20	$12,279	$14,007
6/20	$12,593	$14,378
7/20	$13,122	$15,066
8/20	$13,918	$16,072
9/20	$13,485	$15,518
10/20	$13,029	$15,042
11/20	$14,715	$16,965
12/20	$15,482	$17,684
1/21	$15,286	$17,509
2/21	$15,840	$17,957
3/21	$16,263	$18,555
4/21	$17,121	$19,418
5/21	$17,555	$19,698
6/21	$17,528	$19,992
7/21	$17,859	$20,350
8/21	$18,325	$20,856
9/21	$17,480	$19,990
10/21	$18,473	$21,122
11/21	$18,025	$20,660
12/21	$18,921	$21,543
1/22	$17,944	$20,403
2/22	$17,236	$19,887
3/22	$17,368	$20,432
4/22	$15,915	$18,735
5/22	$16,182	$18,749
6/22	$14,611	$17,125
7/22	$15,764	$18,485
8/22	$14,930	$17,712
9/22	$13,707	$16,066
10/22	$14,737	$17,219
11/22	$15,972	$18,417
12/22	$15,250	$17,634
1/23	$16,375	$18,882
2/23	$15,859	$18,428
3/23	$16,356	$18,998
4/23	$16,667	$19,331
5/23	$16,571	$19,138
6/23	$17,569	$20,295
7/23	$18,153	$20,977
8/23	$17,741	$20,476
9/23	$16,891	$19,593
10/23	$16,535	$19,024
11/23	$18,058	$20,808
12/23	$18,923	$21,829
1/24	$19,015	$22,091
2/24	$19,883	$23,028
3/24	$20,444	$23,768
4/24	$19,733	$22,885
5/24	$20,740	$23,907
6/24	$20,844	$24,393
7/24	$20,829	$24,823
8/24	$21,322	$25,479
9/24	$21,453	$25,946
10/24	$20,964	$25,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	24.91%	10.15%	7.68%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	23.91%	10.15%	7.68%
MSCI World Index (net of foreign withholding taxes)	33.68%	12.01%	9.77%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 630,408,056
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 4,050,773
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$630,408,056
# of Portfolio Holdings	95
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$4,050,773

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.6%
Taiwan	1.6%
Hong Kong	1.6%
Spain	2.6%
Japan	2.8%
Germany	3.1%
Denmark	3.6%
Netherlands	4.1%
France	5.0%
United Kingdom	9.2%
United States	61.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.2%
Eli Lilly & Co.	4.1%
NVIDIA Corp.	3.9%
Apple, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
Novo Nordisk AS, Class B	3.0%
Amazon.com, Inc.	2.9%
EOG Resources, Inc.	2.2%
ASML Holding NV	2.0%
Compass Group PLC	2.0%
Total	31.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective October 1, 2024, the name of Eaton Vance Global Equity Income Fund was changed from Eaton Vance Tax-Managed Global Dividend Income Fund.

Material Fund Change Name [Text Block]	Effective October 1, 2024, the name of Eaton Vance Global Equity Income Fund was changed from Eaton Vance Tax-Managed Global Dividend Income Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000054103
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class I
Trading Symbol	EIDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.93%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ The Fund’s common stock portfolio underperformed the Index and detracted from Index-relative returns during the period

↓ On an individual stock basis, the largest detractor from relative returns was an underweight position in NVIDIA Corp. ― the leading supplier of graphics processing unit microchips that help power the artificial intelligence boom ― whose stock price quadrupled on strong earnings and profits during the period

↓ Among sectors, stock selections and an underweight position in information technology, and stock selections in consumer discretionary hurt relative returns

↓ The use of equity index futures contracts — a type of derivative — detracted from Index-relative returns. The Fund’s strategy of emphasizing dividend-paying stocks resulted in an overweight exposure to European equities and an underweight exposure to U.S. equities, both of which were hedged with futures contracts

↑ The Fund’s out-of-Index position in Taiwan Semiconductor Manufacturing Co. doubled in price on surging demand for high-end microchips powering AI applications

↑ Among sectors, stock selections and an overweight position in the industrials sector, and stock selections in the health care sector helped relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World Index
10/14	$1,000,000	$1,000,000
11/14	$1,010,225	$1,020,041
12/14	$990,197	$1,003,593
1/15	$981,476	$985,408
2/15	$1,031,967	$1,043,142
3/15	$1,025,694	$1,026,813
4/15	$1,037,841	$1,050,894
5/15	$1,053,520	$1,054,514
6/15	$1,029,478	$1,029,994
7/15	$1,048,829	$1,048,483
8/15	$992,496	$979,100
9/15	$965,509	$942,986
10/15	$1,035,253	$1,017,712
11/15	$1,038,693	$1,012,649
12/15	$1,021,284	$994,849
1/16	$972,263	$935,333
2/16	$948,494	$928,372
3/16	$1,003,912	$991,370
4/16	$1,015,579	$1,007,057
5/16	$1,022,845	$1,012,713
6/16	$1,007,045	$1,001,365
7/16	$1,043,865	$1,043,672
8/16	$1,036,253	$1,044,539
9/16	$1,038,937	$1,050,087
10/16	$1,020,050	$1,029,765
11/16	$1,022,705	$1,044,572
12/16	$1,043,058	$1,069,567
1/17	$1,072,398	$1,095,381
2/17	$1,094,023	$1,125,771
3/17	$1,104,328	$1,137,763
4/17	$1,129,999	$1,154,609
5/17	$1,166,195	$1,179,034
6/17	$1,168,936	$1,183,571
7/17	$1,189,965	$1,211,896
8/17	$1,179,285	$1,213,603
9/17	$1,200,462	$1,240,841
10/17	$1,220,747	$1,264,291
11/17	$1,235,283	$1,291,686
12/17	$1,256,644	$1,309,154
1/18	$1,314,402	$1,378,277
2/18	$1,250,396	$1,321,179
3/18	$1,246,252	$1,292,382
4/18	$1,252,003	$1,307,233
5/18	$1,241,875	$1,315,424
6/18	$1,240,694	$1,314,797
7/18	$1,278,520	$1,355,863
8/18	$1,291,468	$1,372,638
9/18	$1,297,344	$1,380,282
10/18	$1,197,428	$1,278,930
11/18	$1,208,538	$1,293,459
12/18	$1,115,066	$1,195,107
1/19	$1,198,470	$1,288,093
2/19	$1,229,949	$1,326,826
3/19	$1,250,213	$1,344,253
4/19	$1,302,521	$1,391,919
5/19	$1,217,737	$1,311,604
6/19	$1,300,307	$1,398,032
7/19	$1,299,120	$1,404,957
8/19	$1,277,187	$1,376,220
9/19	$1,300,976	$1,405,507
10/19	$1,338,557	$1,441,273
11/19	$1,384,628	$1,481,413
12/19	$1,436,123	$1,525,794
1/20	$1,423,234	$1,516,507
2/20	$1,322,052	$1,388,324
3/20	$1,117,359	$1,204,589
4/20	$1,229,385	$1,336,183
5/20	$1,298,993	$1,400,732
6/20	$1,333,207	$1,437,783
7/20	$1,390,103	$1,506,568
8/20	$1,474,306	$1,607,229
9/20	$1,430,926	$1,551,781
10/20	$1,383,819	$1,504,180
11/20	$1,563,483	$1,696,507
12/20	$1,646,399	$1,768,433
1/21	$1,626,625	$1,750,857
2/21	$1,686,853	$1,795,722
3/21	$1,733,007	$1,855,469
4/21	$1,826,844	$1,941,823
5/21	$1,874,432	$1,969,796
6/21	$1,873,321	$1,999,159
7/21	$1,910,052	$2,034,966
8/21	$1,961,368	$2,085,613
9/21	$1,871,905	$1,999,017
10/21	$1,980,482	$2,112,242
11/21	$1,934,277	$2,065,957
12/21	$2,031,124	$2,154,256
1/22	$1,928,803	$2,040,272
2/22	$1,853,681	$1,988,671
3/22	$1,870,269	$2,043,247
4/22	$1,715,796	$1,873,508
5/22	$1,744,808	$1,874,927
6/22	$1,576,409	$1,712,517
7/22	$1,702,826	$1,848,484
8/22	$1,614,408	$1,771,203
9/22	$1,483,152	$1,606,552
10/22	$1,595,403	$1,721,924
11/22	$1,730,221	$1,841,650
12/22	$1,654,058	$1,763,440
1/23	$1,778,236	$1,888,214
2/23	$1,722,629	$1,842,824
3/23	$1,777,733	$1,899,767
4/23	$1,814,128	$1,933,069
5/23	$1,805,236	$1,913,770
6/23	$1,915,359	$2,029,511
7/23	$1,980,143	$2,097,688
8/23	$1,938,399	$2,047,583
9/23	$1,846,137	$1,959,254
10/23	$1,808,813	$1,902,404
11/23	$1,977,854	$2,080,759
12/23	$2,073,764	$2,182,912
1/24	$2,085,635	$2,209,108
2/24	$2,182,434	$2,302,769
3/24	$2,246,752	$2,376,768
4/24	$2,169,463	$2,288,484
5/24	$2,281,698	$2,390,669
6/24	$2,295,032	$2,439,314
7/24	$2,296,511	$2,482,301
8/24	$2,351,408	$2,547,909
9/24	$2,368,952	$2,594,571
10/24	$2,281,693	$2,543,103

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	26.14%	11.24%	8.59%
MSCI World Index (net of foreign withholding taxes)	33.68%	12.01%	9.77%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 630,408,056
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 4,050,773
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$630,408,056
# of Portfolio Holdings	95
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$4,050,773

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.6%
Taiwan	1.6%
Hong Kong	1.6%
Spain	2.6%
Japan	2.8%
Germany	3.1%
Denmark	3.6%
Netherlands	4.1%
France	5.0%
United Kingdom	9.2%
United States	61.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.2%
Eli Lilly & Co.	4.1%
NVIDIA Corp.	3.9%
Apple, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
Novo Nordisk AS, Class B	3.0%
Amazon.com, Inc.	2.9%
EOG Resources, Inc.	2.2%
ASML Holding NV	2.0%
Compass Group PLC	2.0%
Total	31.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective October 1, 2024, the name of Eaton Vance Global Equity Income Fund was changed from Eaton Vance Tax-Managed Global Dividend Income Fund.

Material Fund Change Name [Text Block]	Effective October 1, 2024, the name of Eaton Vance Global Equity Income Fund was changed from Eaton Vance Tax-Managed Global Dividend Income Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000023227
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class A
Trading Symbol	EDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index)

↓ The Fund’s common stock portfolio underperformed the Index and detracted from Index-relative returns during the period

↓ The Fund’s high yield bond allocation lagged the Index ― as well as the high yield market, as measured by the ICE BofA Index ― during the period

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ The Fund’s preferred securities allocation underperformed the Index and the preferred market, as measured by the ICE BofA Fixed-Rate Preferred Securities Index

↓ The use of equity index futures contracts — a type of derivative — detracted from Index-relative returns. The Fund’s strategy of emphasizing dividend-paying stocks resulted in an overweight exposure to European equities and an underweight exposure to U.S. equities, both of which were hedged with futures contracts

↑ Among sectors, stock selections and underweight exposures to health care and consumer discretionary, and stock selections in industrials, helped returns

↑ Currency forwards ― a hedging tool used to help mitigate exposure to varying foreign exchange rates ― contributed to performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI World Index	Blended Index	ICE BofA DM HY
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$9,573	$10,200	$10,109	$9,940
12/14	$9,376	$10,036	$9,940	$9,762
1/15	$9,297	$9,854	$9,802	$9,703
2/15	$9,769	$10,431	$10,255	$9,929
3/15	$9,720	$10,268	$10,103	$9,798
4/15	$9,830	$10,509	$10,324	$9,983
5/15	$9,987	$10,545	$10,343	$9,972
6/15	$9,765	$10,300	$10,143	$9,852
7/15	$9,934	$10,485	$10,243	$9,801
8/15	$9,410	$9,791	$9,751	$9,659
9/15	$9,151	$9,430	$9,427	$9,405
10/15	$9,810	$10,177	$10,001	$9,656
11/15	$9,841	$10,126	$9,880	$9,412
12/15	$9,671	$9,948	$9,693	$9,211
1/16	$9,306	$9,353	$9,259	$9,055
2/16	$9,150	$9,284	$9,227	$9,090
3/16	$9,607	$9,914	$9,805	$9,571
4/16	$9,721	$10,071	$10,035	$9,934
5/16	$9,802	$10,127	$10,075	$9,942
6/16	$9,691	$10,014	$10,020	$9,994
7/16	$9,986	$10,437	$10,387	$10,255
8/16	$9,995	$10,445	$10,468	$10,468
9/16	$10,015	$10,501	$10,525	$10,526
10/16	$9,854	$10,298	$10,385	$10,506
11/16	$9,826	$10,446	$10,450	$10,414
12/16	$9,993	$10,696	$10,680	$10,604
1/17	$10,234	$10,954	$10,910	$10,783
2/17	$10,401	$11,258	$11,151	$10,908
3/17	$10,459	$11,378	$11,225	$10,900
4/17	$10,690	$11,546	$11,392	$11,062
5/17	$10,959	$11,790	$11,604	$11,217
6/17	$10,980	$11,836	$11,650	$11,264
7/17	$11,163	$12,119	$11,902	$11,458
8/17	$11,097	$12,136	$11,917	$11,470
9/17	$11,256	$12,408	$12,127	$11,568
10/17	$11,403	$12,643	$12,285	$11,594
11/17	$11,488	$12,917	$12,464	$11,609
12/17	$11,610	$13,092	$12,589	$11,649
1/18	$11,999	$13,783	$13,083	$11,813
2/18	$11,563	$13,212	$12,669	$11,654
3/18	$11,534	$12,924	$12,475	$11,616
4/18	$11,568	$13,072	$12,581	$11,650
5/18	$11,512	$13,154	$12,593	$11,547
6/18	$11,482	$13,148	$12,595	$11,564
7/18	$11,762	$13,559	$12,904	$11,702
8/18	$11,849	$13,726	$13,030	$11,760
9/18	$11,897	$13,803	$13,098	$11,814
10/18	$11,230	$12,789	$12,382	$11,579
11/18	$11,252	$12,935	$12,423	$11,444
12/18	$10,633	$11,951	$11,733	$11,244
1/19	$11,273	$12,881	$12,502	$11,725
2/19	$11,520	$13,268	$12,817	$11,916
3/19	$11,727	$13,443	$12,957	$11,997
4/19	$12,068	$13,919	$13,318	$12,160
5/19	$11,598	$13,116	$12,751	$11,984
6/19	$12,154	$13,980	$13,423	$12,324
7/19	$12,177	$14,050	$13,467	$12,326
8/19	$12,079	$13,762	$13,300	$12,357
9/19	$12,236	$14,055	$13,486	$12,363
10/19	$12,462	$14,413	$13,740	$12,444
11/19	$12,728	$14,814	$13,998	$12,468
12/19	$13,132	$15,258	$14,383	$12,753
1/20	$13,045	$15,165	$14,313	$12,719
2/20	$12,383	$13,883	$13,433	$12,484
3/20	$10,563	$12,046	$11,708	$10,971
4/20	$11,412	$13,362	$12,715	$11,442
5/20	$11,960	$14,007	$13,311	$11,945
6/20	$12,219	$14,378	$13,602	$12,106
7/20	$12,755	$15,066	$14,277	$12,746
8/20	$13,294	$16,072	$14,966	$12,921
9/20	$12,956	$15,518	$14,555	$12,737
10/20	$12,726	$15,042	$14,279	$12,773
11/20	$13,943	$16,965	$15,701	$13,373
12/20	$14,516	$17,684	$16,254	$13,666
1/21	$14,412	$17,509	$16,165	$13,705
2/21	$14,761	$17,957	$16,459	$13,764
3/21	$14,998	$18,555	$16,788	$13,700
4/21	$15,577	$19,418	$17,385	$13,909
5/21	$15,858	$19,698	$17,590	$14,004
6/21	$15,940	$19,992	$17,785	$14,060
7/21	$16,151	$20,350	$18,015	$14,112
8/21	$16,434	$20,856	$18,328	$14,161
9/21	$15,882	$19,990	$17,804	$14,096
10/21	$16,427	$21,122	$18,443	$14,059
11/21	$16,103	$20,660	$18,076	$13,830
12/21	$16,709	$21,543	$18,699	$14,096
1/22	$15,954	$20,403	$17,876	$13,708
2/22	$15,522	$19,887	$17,499	$13,526
3/22	$15,577	$20,432	$17,757	$13,406
4/22	$14,548	$18,735	$16,507	$12,779
5/22	$14,679	$18,749	$16,526	$12,803
6/22	$13,468	$17,125	$15,165	$11,849
7/22	$14,392	$18,485	$16,229	$12,477
8/22	$13,771	$17,712	$15,644	$12,161
9/22	$12,787	$16,066	$14,442	$11,590
10/22	$13,492	$17,219	$15,260	$11,922
11/22	$14,306	$18,417	$16,124	$12,309
12/22	$13,907	$17,634	$15,682	$12,316
1/23	$14,755	$18,882	$16,633	$12,832
2/23	$14,384	$18,428	$16,284	$12,636
3/23	$14,732	$18,998	$16,691	$12,813
4/23	$14,974	$19,331	$16,953	$12,970
5/23	$14,814	$19,138	$16,765	$12,800
6/23	$15,366	$20,295	$17,535	$13,043
7/23	$15,717	$20,977	$18,018	$13,255
8/23	$15,543	$20,476	$17,731	$13,240
9/23	$14,977	$19,593	$17,147	$13,054
10/23	$14,706	$19,024	$16,760	$12,916
11/23	$15,797	$20,808	$18,074	$13,560
12/23	$16,478	$21,829	$18,889	$14,072
1/24	$16,541	$22,091	$19,026	$14,049
2/24	$16,983	$23,028	$19,565	$14,080
3/24	$17,312	$23,768	$20,037	$14,210
4/24	$16,956	$22,885	$19,482	$14,066
5/24	$17,576	$23,907	$20,146	$14,269
6/24	$17,717	$24,393	$20,454	$14,353
7/24	$17,828	$24,823	$20,832	$14,641
8/24	$18,248	$25,479	$21,339	$14,941
9/24	$18,425	$25,946	$21,721	$15,197
10/24	$17,915	$25,431	$21,367	$15,049

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	21.82%	7.52%	6.57%
Class A with 5.25% Maximum Sales Charge	15.44%	6.37%	6.00%
MSCI World Index (net of foreign withholding taxes)	33.68%	12.01%	9.77%
ICE BofA DM HY	16.52%	3.87%	4.17%
Blended IndexFootnote Reference2	27.49%	9.22%	7.88%

AssetsNet	$ 275,130,322
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 1,358,634
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$275,130,322
# of Portfolio Holdings	595
Portfolio Turnover Rate	108%
Total Advisory Fees Paid	$1,358,634

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	1.6%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	33.9%
Common Stocks	61.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.6%
Eli Lilly & Co.	2.3%
NVIDIA Corp.	2.2%
Alphabet, Inc., Class C	2.1%
Amazon.com, Inc.	1.6%
Novo Nordisk AS, Class B	1.5%
Apple, Inc.	1.3%
EOG Resources, Inc.	1.2%
Compass Group PLC	1.1%
Schneider Electric SE	1.0%
Total	16.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023228
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class C
Trading Symbol	EDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.92%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index)

↓ The Fund’s common stock portfolio underperformed the Index and detracted from Index-relative returns during the period

↓ The Fund’s high yield bond allocation lagged the Index ― as well as the high yield market, as measured by the ICE BofA Index ― during the period

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ The Fund’s preferred securities allocation underperformed the Index and the preferred market, as measured by the ICE BofA Fixed-Rate Preferred Securities Index

↓ The use of equity index futures contracts — a type of derivative — detracted from Index-relative returns. The Fund’s strategy of emphasizing dividend-paying stocks resulted in an overweight exposure to European equities and an underweight exposure to U.S. equities, both of which were hedged with futures contracts

↑ Among sectors, stock selections and underweight exposures to health care and consumer discretionary, and stock selections in industrials, helped returns

↑ Currency forwards ― a hedging tool used to help mitigate exposure to varying foreign exchange rates ― contributed to performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI World Index	Blended Index	ICE BofA DM HY
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,098	$10,200	$10,109	$9,940
12/14	$9,877	$10,036	$9,940	$9,762
1/15	$9,793	$9,854	$9,802	$9,703
2/15	$10,276	$10,431	$10,255	$9,929
3/15	$10,231	$10,268	$10,103	$9,798
4/15	$10,328	$10,509	$10,324	$9,983
5/15	$10,488	$10,545	$10,343	$9,972
6/15	$10,247	$10,300	$10,143	$9,852
7/15	$10,419	$10,485	$10,243	$9,801
8/15	$9,858	$9,791	$9,751	$9,659
9/15	$9,590	$9,430	$9,427	$9,405
10/15	$10,269	$10,177	$10,001	$9,656
11/15	$10,296	$10,126	$9,880	$9,412
12/15	$10,102	$9,948	$9,693	$9,211
1/16	$9,717	$9,353	$9,259	$9,055
2/16	$9,558	$9,284	$9,227	$9,090
3/16	$10,021	$9,914	$9,805	$9,571
4/16	$10,148	$10,071	$10,035	$9,934
5/16	$10,214	$10,127	$10,075	$9,942
6/16	$10,091	$10,014	$10,020	$9,994
7/16	$10,396	$10,437	$10,387	$10,255
8/16	$10,398	$10,445	$10,468	$10,468
9/16	$10,413	$10,501	$10,525	$10,526
10/16	$10,238	$10,298	$10,385	$10,506
11/16	$10,202	$10,446	$10,450	$10,414
12/16	$10,372	$10,696	$10,680	$10,604
1/17	$10,617	$10,954	$10,910	$10,783
2/17	$10,785	$11,258	$11,151	$10,908
3/17	$10,839	$11,378	$11,225	$10,900
4/17	$11,061	$11,546	$11,392	$11,062
5/17	$11,335	$11,790	$11,604	$11,217
6/17	$11,349	$11,836	$11,650	$11,264
7/17	$11,534	$12,119	$11,902	$11,458
8/17	$11,457	$12,136	$11,917	$11,470
9/17	$11,617	$12,408	$12,127	$11,568
10/17	$11,749	$12,643	$12,285	$11,594
11/17	$11,829	$12,917	$12,464	$11,609
12/17	$11,963	$13,092	$12,589	$11,649
1/18	$12,347	$13,783	$13,083	$11,813
2/18	$11,899	$13,212	$12,669	$11,654
3/18	$11,848	$12,924	$12,475	$11,616
4/18	$11,877	$13,072	$12,581	$11,650
5/18	$11,812	$13,154	$12,593	$11,547
6/18	$11,788	$13,148	$12,595	$11,564
7/18	$12,070	$13,559	$12,904	$11,702
8/18	$12,152	$13,726	$13,030	$11,760
9/18	$12,195	$13,803	$13,098	$11,814
10/18	$11,496	$12,789	$12,382	$11,579
11/18	$11,511	$12,935	$12,423	$11,444
12/18	$10,865	$11,951	$11,733	$11,244
1/19	$11,517	$12,881	$12,502	$11,725
2/19	$11,765	$13,268	$12,817	$11,916
3/19	$11,972	$13,443	$12,957	$11,997
4/19	$12,302	$13,919	$13,318	$12,160
5/19	$11,811	$13,116	$12,751	$11,984
6/19	$12,377	$13,980	$13,423	$12,324
7/19	$12,392	$14,050	$13,467	$12,326
8/19	$12,283	$13,762	$13,300	$12,357
9/19	$12,438	$14,055	$13,486	$12,363
10/19	$12,661	$14,413	$13,740	$12,444
11/19	$12,928	$14,814	$13,998	$12,468
12/19	$13,320	$15,258	$14,383	$12,753
1/20	$13,222	$15,165	$14,313	$12,719
2/20	$12,536	$13,883	$13,433	$12,484
3/20	$10,691	$12,046	$11,708	$10,971
4/20	$11,553	$13,362	$12,715	$11,442
5/20	$12,093	$14,007	$13,311	$11,945
6/20	$12,351	$14,378	$13,602	$12,106
7/20	$12,891	$15,066	$14,277	$12,746
8/20	$13,420	$16,072	$14,966	$12,921
9/20	$13,066	$15,518	$14,555	$12,737
10/20	$12,825	$15,042	$14,279	$12,773
11/20	$14,057	$16,965	$15,701	$13,373
12/20	$14,617	$17,684	$16,254	$13,666
1/21	$14,517	$17,509	$16,165	$13,705
2/21	$14,864	$17,957	$16,459	$13,764
3/21	$15,082	$18,555	$16,788	$13,700
4/21	$15,646	$19,418	$17,385	$13,909
5/21	$15,938	$19,698	$17,590	$14,004
6/21	$15,995	$19,992	$17,785	$14,060
7/21	$16,200	$20,350	$18,015	$14,112
8/21	$16,478	$20,856	$18,328	$14,161
9/21	$15,906	$19,990	$17,804	$14,096
10/21	$16,449	$21,122	$18,443	$14,059
11/21	$16,111	$20,660	$18,076	$13,830
12/21	$16,715	$21,543	$18,699	$14,096
1/22	$15,955	$20,403	$17,876	$13,708
2/22	$15,508	$19,887	$17,499	$13,526
3/22	$15,555	$20,432	$17,757	$13,406
4/22	$14,522	$18,735	$16,507	$12,779
5/22	$14,645	$18,749	$16,526	$12,803
6/22	$13,412	$17,125	$15,165	$11,849
7/22	$14,335	$18,485	$16,229	$12,477
8/22	$13,701	$17,712	$15,644	$12,161
9/22	$12,710	$16,066	$14,442	$11,590
10/22	$13,413	$17,219	$15,260	$11,922
11/22	$14,207	$18,417	$16,124	$12,309
12/22	$13,813	$17,634	$15,682	$12,316
1/23	$14,641	$18,882	$16,633	$12,832
2/23	$14,258	$18,428	$16,284	$12,636
3/23	$14,600	$18,998	$16,691	$12,813
4/23	$14,832	$19,331	$16,953	$12,970
5/23	$14,664	$19,138	$16,765	$12,800
6/23	$15,190	$20,295	$17,535	$13,043
7/23	$15,534	$20,977	$18,018	$13,255
8/23	$15,364	$20,476	$17,731	$13,240
9/23	$14,789	$19,593	$17,147	$13,054
10/23	$14,509	$19,024	$16,760	$12,916
11/23	$15,572	$20,808	$18,074	$13,560
12/23	$16,240	$21,829	$18,889	$14,072
1/24	$16,303	$22,091	$19,026	$14,049
2/24	$16,717	$23,028	$19,565	$14,080
3/24	$17,033	$23,768	$20,037	$14,210
4/24	$16,668	$22,885	$19,482	$14,066
5/24	$17,258	$23,907	$20,146	$14,269
6/24	$17,387	$24,393	$20,454	$14,353
7/24	$17,485	$24,823	$20,832	$14,641
8/24	$17,889	$25,479	$21,339	$14,941
9/24	$18,052	$25,946	$21,721	$15,197
10/24	$17,809	$25,431	$21,367	$15,049

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	20.96%	6.74%	5.94%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	19.96%	6.74%	5.94%
MSCI World Index (net of foreign withholding taxes)	33.68%	12.01%	9.77%
ICE BofA DM HY	16.52%	3.87%	4.17%
Blended IndexFootnote Reference2	27.49%	9.22%	7.88%

AssetsNet	$ 275,130,322
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 1,358,634
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$275,130,322
# of Portfolio Holdings	595
Portfolio Turnover Rate	108%
Total Advisory Fees Paid	$1,358,634

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	1.6%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	33.9%
Common Stocks	61.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.6%
Eli Lilly & Co.	2.3%
NVIDIA Corp.	2.2%
Alphabet, Inc., Class C	2.1%
Amazon.com, Inc.	1.6%
Novo Nordisk AS, Class B	1.5%
Apple, Inc.	1.3%
EOG Resources, Inc.	1.2%
Compass Group PLC	1.1%
Schneider Electric SE	1.0%
Total	16.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023230
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class I
Trading Symbol	EDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index)

↓ The Fund’s common stock portfolio underperformed the Index and detracted from Index-relative returns during the period

↓ The Fund’s high yield bond allocation lagged the Index ― as well as the high yield market, as measured by the ICE BofA Index ― during the period

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ The Fund’s preferred securities allocation underperformed the Index and the preferred market, as measured by the ICE BofA Fixed-Rate Preferred Securities Index

↓ The use of equity index futures contracts — a type of derivative — detracted from Index-relative returns. The Fund’s strategy of emphasizing dividend-paying stocks resulted in an overweight exposure to European equities and an underweight exposure to U.S. equities, both of which were hedged with futures contracts

↑ Among sectors, stock selections and underweight exposures to health care and consumer discretionary, and stock selections in industrials, helped returns

↑ Currency forwards ― a hedging tool used to help mitigate exposure to varying foreign exchange rates ― contributed to performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World Index	Blended Index	ICE BofA DM HY
10/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/14	$1,010,549	$1,020,041	$1,010,932	$994,015
12/14	$990,241	$1,003,593	$993,986	$976,176
1/15	$981,859	$985,408	$980,179	$970,285
2/15	$1,030,863	$1,043,142	$1,025,520	$992,946
3/15	$1,027,140	$1,026,813	$1,010,349	$979,843
4/15	$1,037,837	$1,050,894	$1,032,417	$998,315
5/15	$1,054,623	$1,054,514	$1,034,343	$997,250
6/15	$1,030,918	$1,029,994	$1,014,325	$985,170
7/15	$1,050,236	$1,048,483	$1,024,338	$980,114
8/15	$994,543	$979,100	$975,088	$965,926
9/15	$967,392	$942,986	$942,725	$940,495
10/15	$1,037,392	$1,017,712	$1,000,108	$965,649
11/15	$1,040,960	$1,012,649	$988,002	$941,176
12/15	$1,022,162	$994,849	$969,344	$921,116
1/16	$984,764	$935,333	$925,895	$905,491
2/16	$968,445	$928,372	$922,661	$908,971
3/16	$1,017,122	$991,370	$980,467	$957,126
4/16	$1,029,520	$1,007,057	$1,003,548	$993,376
5/16	$1,038,288	$1,012,713	$1,007,485	$994,151
6/16	$1,026,768	$1,001,365	$1,002,001	$999,377
7/16	$1,058,398	$1,043,672	$1,038,679	$1,025,483
8/16	$1,059,510	$1,044,539	$1,046,793	$1,046,789
9/16	$1,061,967	$1,050,087	$1,052,457	$1,052,645
10/16	$1,046,416	$1,029,765	$1,038,509	$1,050,621
11/16	$1,042,424	$1,044,572	$1,045,021	$1,041,389
12/16	$1,060,259	$1,069,567	$1,067,958	$1,060,416
1/17	$1,086,088	$1,095,381	$1,091,000	$1,078,255
2/17	$1,104,159	$1,125,771	$1,115,106	$1,090,770
3/17	$1,110,558	$1,137,763	$1,122,542	$1,089,973
4/17	$1,134,098	$1,154,609	$1,139,211	$1,106,246
5/17	$1,164,218	$1,179,034	$1,160,445	$1,121,696
6/17	$1,166,727	$1,183,571	$1,165,044	$1,126,384
7/17	$1,186,453	$1,211,896	$1,190,179	$1,145,753
8/17	$1,179,727	$1,213,603	$1,191,734	$1,147,031
9/17	$1,196,923	$1,240,841	$1,212,659	$1,156,764
10/17	$1,212,844	$1,264,291	$1,228,505	$1,159,353
11/17	$1,222,127	$1,291,686	$1,246,363	$1,160,851
12/17	$1,235,456	$1,309,154	$1,258,851	$1,164,928
1/18	$1,275,784	$1,378,277	$1,308,262	$1,181,340
2/18	$1,230,996	$1,321,179	$1,266,865	$1,165,425
3/18	$1,226,761	$1,292,382	$1,247,469	$1,161,623
4/18	$1,232,031	$1,307,233	$1,258,069	$1,165,035
5/18	$1,225,006	$1,315,424	$1,259,307	$1,154,750
6/18	$1,223,473	$1,314,797	$1,259,549	$1,156,409
7/18	$1,253,624	$1,355,863	$1,290,395	$1,170,245
8/18	$1,263,157	$1,372,638	$1,302,978	$1,175,959
9/18	$1,268,558	$1,380,282	$1,309,817	$1,181,434
10/18	$1,197,591	$1,278,930	$1,238,174	$1,157,910
11/18	$1,198,925	$1,293,459	$1,242,269	$1,144,423
12/18	$1,134,470	$1,195,107	$1,173,282	$1,124,450
1/19	$1,203,123	$1,288,093	$1,250,165	$1,172,495
2/19	$1,229,735	$1,326,826	$1,281,714	$1,191,558
3/19	$1,252,170	$1,344,253	$1,295,712	$1,199,673
4/19	$1,288,882	$1,391,919	$1,331,764	$1,216,043
5/19	$1,237,504	$1,311,604	$1,275,068	$1,198,440
6/19	$1,298,697	$1,398,032	$1,342,322	$1,232,385
7/19	$1,301,411	$1,404,957	$1,346,742	$1,232,643
8/19	$1,289,830	$1,376,220	$1,329,988	$1,235,655
9/19	$1,306,928	$1,405,507	$1,348,634	$1,236,313
10/19	$1,331,347	$1,441,273	$1,374,037	$1,244,422
11/19	$1,361,653	$1,481,413	$1,399,839	$1,246,824
12/19	$1,403,677	$1,525,794	$1,438,275	$1,275,268
1/20	$1,394,695	$1,516,507	$1,431,271	$1,271,940
2/20	$1,324,055	$1,388,324	$1,343,349	$1,248,361
3/20	$1,130,744	$1,204,589	$1,170,817	$1,097,091
4/20	$1,222,040	$1,336,183	$1,271,536	$1,144,158
5/20	$1,281,202	$1,400,732	$1,331,053	$1,194,524
6/20	$1,307,727	$1,437,783	$1,360,223	$1,210,639
7/20	$1,367,090	$1,506,568	$1,427,674	$1,274,600
8/20	$1,423,729	$1,607,229	$1,496,553	$1,292,138
9/20	$1,389,171	$1,551,781	$1,455,522	$1,273,709
10/20	$1,364,827	$1,504,180	$1,427,937	$1,277,298
11/20	$1,495,755	$1,696,507	$1,570,089	$1,337,298
12/20	$1,556,110	$1,768,433	$1,625,384	$1,366,564
1/21	$1,546,750	$1,750,857	$1,616,503	$1,370,454
2/21	$1,584,523	$1,795,722	$1,645,862	$1,376,352
3/21	$1,610,298	$1,855,469	$1,678,803	$1,370,012
4/21	$1,671,313	$1,941,823	$1,738,532	$1,390,863
5/21	$1,703,409	$1,969,796	$1,758,961	$1,400,351
6/21	$1,712,633	$1,999,159	$1,778,492	$1,406,010
7/21	$1,735,656	$2,034,966	$1,801,503	$1,411,217
8/21	$1,766,473	$2,085,613	$1,832,848	$1,416,143
9/21	$1,707,560	$1,999,017	$1,780,412	$1,409,586
10/21	$1,764,881	$2,112,242	$1,844,312	$1,405,858
11/21	$1,732,063	$2,065,957	$1,807,562	$1,383,031
12/21	$1,797,687	$2,154,256	$1,869,943	$1,409,625
1/22	$1,716,693	$2,040,272	$1,787,583	$1,370,751
2/22	$1,669,060	$1,988,671	$1,749,918	$1,352,615
3/22	$1,676,886	$2,043,247	$1,775,712	$1,340,642
4/22	$1,566,314	$1,873,508	$1,650,719	$1,277,850
5/22	$1,580,780	$1,874,927	$1,652,645	$1,280,314
6/22	$1,448,872	$1,712,517	$1,516,469	$1,184,859
7/22	$1,550,443	$1,848,484	$1,622,860	$1,247,654
8/22	$1,483,776	$1,771,203	$1,564,401	$1,216,118
9/22	$1,377,832	$1,606,552	$1,444,152	$1,158,988
10/22	$1,454,278	$1,721,924	$1,526,032	$1,192,165
11/22	$1,542,382	$1,841,650	$1,612,366	$1,230,925
12/22	$1,499,653	$1,763,440	$1,568,153	$1,231,568
1/23	$1,591,557	$1,888,214	$1,663,267	$1,283,161
2/23	$1,550,188	$1,842,824	$1,628,396	$1,263,582
3/23	$1,589,804	$1,899,767	$1,669,081	$1,281,272
4/23	$1,614,524	$1,933,069	$1,695,258	$1,296,974
5/23	$1,599,324	$1,913,770	$1,676,482	$1,279,978
6/23	$1,657,561	$2,029,511	$1,753,547	$1,304,325
7/23	$1,697,561	$2,097,688	$1,801,807	$1,325,515
8/23	$1,679,026	$2,047,583	$1,773,109	$1,323,994
9/23	$1,618,167	$1,959,254	$1,714,657	$1,305,361
10/23	$1,589,257	$1,902,404	$1,675,981	$1,291,577
11/23	$1,705,905	$2,080,759	$1,807,372	$1,355,998
12/23	$1,781,821	$2,182,912	$1,888,921	$1,407,175
1/24	$1,788,648	$2,209,108	$1,902,582	$1,404,889
2/24	$1,836,845	$2,302,769	$1,956,484	$1,407,992
3/24	$1,872,876	$2,376,768	$2,003,698	$1,421,043
4/24	$1,833,042	$2,288,484	$1,948,182	$1,406,578
5/24	$1,900,617	$2,390,669	$2,014,592	$1,426,932
6/24	$1,916,410	$2,439,314	$2,045,356	$1,435,267
7/24	$1,928,802	$2,482,301	$2,083,189	$1,464,146
8/24	$1,974,640	$2,547,909	$2,133,884	$1,494,078
9/24	$1,994,200	$2,594,571	$2,172,073	$1,519,658
10/24	$1,941,048	$2,543,103	$2,136,686	$1,504,905

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	22.14%	7.82%	6.85%
MSCI World Index (net of foreign withholding taxes)	33.68%	12.01%	9.77%
ICE BofA DM HY	16.52%	3.87%	4.17%
Blended IndexFootnote Reference2	27.49%	9.22%	7.88%

AssetsNet	$ 275,130,322
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 1,358,634
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$275,130,322
# of Portfolio Holdings	595
Portfolio Turnover Rate	108%
Total Advisory Fees Paid	$1,358,634

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	1.6%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	33.9%
Common Stocks	61.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.6%
Eli Lilly & Co.	2.3%
NVIDIA Corp.	2.2%
Alphabet, Inc., Class C	2.1%
Amazon.com, Inc.	1.6%
Novo Nordisk AS, Class B	1.5%
Apple, Inc.	1.3%
EOG Resources, Inc.	1.2%
Compass Group PLC	1.1%
Schneider Electric SE	1.0%
Total	16.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023229
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class R
Trading Symbol	EDIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	1.42%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index)

↓ The Fund’s common stock portfolio underperformed the Index and detracted from Index-relative returns during the period

↓ The Fund’s high yield bond allocation lagged the Index ― as well as the high yield market, as measured by the ICE BofA Index ― during the period

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ The Fund’s preferred securities allocation underperformed the Index and the preferred market, as measured by the ICE BofA Fixed-Rate Preferred Securities Index

↓ The use of equity index futures contracts — a type of derivative — detracted from Index-relative returns. The Fund’s strategy of emphasizing dividend-paying stocks resulted in an overweight exposure to European equities and an underweight exposure to U.S. equities, both of which were hedged with futures contracts

↑ Among sectors, stock selections and underweight exposures to health care and consumer discretionary, and stock selections in industrials, helped returns

↑ Currency forwards ― a hedging tool used to help mitigate exposure to varying foreign exchange rates ― contributed to performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	MSCI World Index	Blended Index	ICE BofA DM HY
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,101	$10,200	$10,109	$9,940
12/14	$9,888	$10,036	$9,940	$9,762
1/15	$9,805	$9,854	$9,802	$9,703
2/15	$10,301	$10,431	$10,255	$9,929
3/15	$10,248	$10,268	$10,103	$9,798
4/15	$10,362	$10,509	$10,324	$9,983
5/15	$10,513	$10,545	$10,343	$9,972
6/15	$10,281	$10,300	$10,143	$9,852
7/15	$10,469	$10,485	$10,243	$9,801
8/15	$9,906	$9,791	$9,751	$9,659
9/15	$9,631	$9,430	$9,427	$9,405
10/15	$10,325	$10,177	$10,001	$9,656
11/15	$10,343	$10,126	$9,880	$9,412
12/15	$10,171	$9,948	$9,693	$9,211
1/16	$9,786	$9,353	$9,259	$9,055
2/16	$9,619	$9,284	$9,227	$9,090
3/16	$10,098	$9,914	$9,805	$9,571
4/16	$10,229	$10,071	$10,035	$9,934
5/16	$10,298	$10,127	$10,075	$9,942
6/16	$10,179	$10,014	$10,020	$9,994
7/16	$10,489	$10,437	$10,387	$10,255
8/16	$10,496	$10,445	$10,468	$10,468
9/16	$10,515	$10,501	$10,525	$10,526
10/16	$10,343	$10,298	$10,385	$10,506
11/16	$10,312	$10,446	$10,450	$10,414
12/16	$10,484	$10,696	$10,680	$10,604
1/17	$10,735	$10,954	$10,910	$10,783
2/17	$10,909	$11,258	$11,151	$10,908
3/17	$10,968	$11,378	$11,225	$10,900
4/17	$11,195	$11,546	$11,392	$11,062
5/17	$11,488	$11,790	$11,604	$11,217
6/17	$11,509	$11,836	$11,650	$11,264
7/17	$11,698	$12,119	$11,902	$11,458
8/17	$11,626	$12,136	$11,917	$11,470
9/17	$11,778	$12,408	$12,127	$11,568
10/17	$11,941	$12,643	$12,285	$11,594
11/17	$12,014	$12,917	$12,464	$11,609
12/17	$12,153	$13,092	$12,589	$11,649
1/18	$12,545	$13,783	$13,083	$11,813
2/18	$12,099	$13,212	$12,669	$11,654
3/18	$12,052	$12,924	$12,475	$11,616
4/18	$12,098	$13,072	$12,581	$11,650
5/18	$12,038	$13,154	$12,593	$11,547
6/18	$12,004	$13,148	$12,595	$11,564
7/18	$12,294	$13,559	$12,904	$11,702
8/18	$12,382	$13,726	$13,030	$11,760
9/18	$12,430	$13,803	$13,098	$11,814
10/18	$11,729	$12,789	$12,382	$11,579
11/18	$11,736	$12,935	$12,423	$11,444
12/18	$11,085	$11,951	$11,733	$11,244
1/19	$11,752	$12,881	$12,502	$11,725
2/19	$12,007	$13,268	$12,817	$11,916
3/19	$12,221	$13,443	$12,957	$11,997
4/19	$12,574	$13,919	$13,318	$12,160
5/19	$12,080	$13,116	$12,751	$11,984
6/19	$12,660	$13,980	$13,423	$12,324
7/19	$12,695	$14,050	$13,467	$12,326
8/19	$12,576	$13,762	$13,300	$12,357
9/19	$12,738	$14,055	$13,486	$12,363
10/19	$12,970	$14,413	$13,740	$12,444
11/19	$13,260	$14,814	$13,998	$12,468
12/19	$13,664	$15,258	$14,383	$12,753
1/20	$13,571	$15,165	$14,313	$12,719
2/20	$12,878	$13,883	$13,433	$12,484
3/20	$10,989	$12,046	$11,708	$10,971
4/20	$11,872	$13,362	$12,715	$11,442
5/20	$12,428	$14,007	$13,311	$11,945
6/20	$12,695	$14,378	$13,602	$12,106
7/20	$13,251	$15,066	$14,277	$12,746
8/20	$13,810	$16,072	$14,966	$12,921
9/20	$13,454	$15,518	$14,555	$12,737
10/20	$13,212	$15,042	$14,279	$12,773
11/20	$14,477	$16,965	$15,701	$13,373
12/20	$15,071	$17,684	$16,254	$13,666
1/21	$14,960	$17,509	$16,165	$13,705
2/21	$15,320	$17,957	$16,459	$13,764
3/21	$15,563	$18,555	$16,788	$13,700
4/21	$16,148	$19,418	$17,385	$13,909
5/21	$16,453	$19,698	$17,590	$14,004
6/21	$16,520	$19,992	$17,785	$14,060
7/21	$16,736	$20,350	$18,015	$14,112
8/21	$17,028	$20,856	$18,328	$14,161
9/21	$16,450	$19,990	$17,804	$14,096
10/21	$17,012	$21,122	$18,443	$14,059
11/21	$16,688	$20,660	$18,076	$13,830
12/21	$17,300	$21,543	$18,699	$14,096
1/22	$16,513	$20,403	$17,876	$13,708
2/22	$16,059	$19,887	$17,499	$13,526
3/22	$16,113	$20,432	$17,757	$13,406
4/22	$15,057	$18,735	$16,507	$12,779
5/22	$15,175	$18,749	$16,526	$12,803
6/22	$13,914	$17,125	$15,165	$11,849
7/22	$14,885	$18,485	$16,229	$12,477
8/22	$14,238	$17,712	$15,644	$12,161
9/22	$13,202	$16,066	$14,442	$11,590
10/22	$13,946	$17,219	$15,260	$11,922
11/22	$14,786	$18,417	$16,124	$12,309
12/22	$14,369	$17,634	$15,682	$12,316
1/23	$15,246	$18,882	$16,633	$12,832
2/23	$14,842	$18,428	$16,284	$12,636
3/23	$15,200	$18,998	$16,691	$12,813
4/23	$15,446	$19,331	$16,953	$12,970
5/23	$15,294	$19,138	$16,765	$12,800
6/23	$15,846	$20,295	$17,535	$13,043
7/23	$16,207	$20,977	$18,018	$13,255
8/23	$16,023	$20,476	$17,731	$13,240
9/23	$15,434	$19,593	$17,147	$13,054
10/23	$15,151	$19,024	$16,760	$12,916
11/23	$16,276	$20,808	$18,074	$13,560
12/23	$16,976	$21,829	$18,889	$14,072
1/24	$17,041	$22,091	$19,026	$14,049
2/24	$17,495	$23,028	$19,565	$14,080
3/24	$17,831	$23,768	$20,037	$14,210
4/24	$17,461	$22,885	$19,482	$14,066
5/24	$18,081	$23,907	$20,146	$14,269
6/24	$18,223	$24,393	$20,454	$14,353
7/24	$18,333	$24,823	$20,832	$14,641
8/24	$18,763	$25,479	$21,339	$14,941
9/24	$18,941	$25,946	$21,721	$15,197
10/24	$18,430	$25,431	$21,367	$15,049

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	21.64%	7.27%	6.30%
MSCI World Index (net of foreign withholding taxes)	33.68%	12.01%	9.77%
ICE BofA DM HY	16.52%	3.87%	4.17%
Blended IndexFootnote Reference2	27.49%	9.22%	7.88%

AssetsNet	$ 275,130,322
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 1,358,634
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$275,130,322
# of Portfolio Holdings	595
Portfolio Turnover Rate	108%
Total Advisory Fees Paid	$1,358,634

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	1.6%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	33.9%
Common Stocks	61.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.6%
Eli Lilly & Co.	2.3%
NVIDIA Corp.	2.2%
Alphabet, Inc., Class C	2.1%
Amazon.com, Inc.	1.6%
Novo Nordisk AS, Class B	1.5%
Apple, Inc.	1.3%
EOG Resources, Inc.	1.2%
Compass Group PLC	1.1%
Schneider Electric SE	1.0%
Total	16.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091467
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class A
Trading Symbol	EGRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$233	2.22%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
11/14	$9,789	$10,094	$10,000
12/14	$9,728	$10,146	$10,000
1/15	$9,945	$10,335	$10,001
2/15	$10,034	$10,274	$10,001
3/15	$10,024	$10,333	$10,001
4/15	$10,053	$10,275	$10,001
5/15	$10,112	$10,233	$10,001
6/15	$9,994	$10,106	$10,001
7/15	$10,063	$10,206	$10,001
8/15	$9,925	$10,179	$10,002
9/15	$9,698	$10,239	$10,002
10/15	$9,955	$10,272	$10,002
11/15	$10,093	$10,277	$10,002
12/15	$10,101	$10,249	$10,006
1/16	$9,954	$10,399	$10,006
2/16	$9,954	$10,499	$10,008
3/16	$10,122	$10,586	$10,013
4/16	$10,154	$10,604	$10,016
5/16	$10,258	$10,648	$10,016
6/16	$10,321	$10,851	$10,020
7/16	$10,353	$10,916	$10,023
8/16	$10,615	$10,910	$10,025
9/16	$10,657	$10,909	$10,030
10/16	$10,678	$10,803	$10,032
11/16	$10,531	$10,625	$10,034
12/16	$10,664	$10,654	$10,038
1/17	$10,696	$10,615	$10,043
2/17	$10,717	$10,706	$10,047
3/17	$10,951	$10,701	$10,049
4/17	$11,036	$10,774	$10,055
5/17	$11,090	$10,837	$10,060
6/17	$11,132	$10,806	$10,069
7/17	$11,058	$10,842	$10,077
8/17	$11,164	$10,941	$10,087
9/17	$11,153	$10,890	$10,096
10/17	$11,239	$10,936	$10,105
11/17	$11,281	$10,953	$10,113
12/17	$11,249	$10,977	$10,124
1/18	$11,391	$10,899	$10,136
2/18	$11,325	$10,875	$10,146
3/18	$11,304	$10,965	$10,160
4/18	$11,150	$10,924	$10,173
5/18	$10,997	$10,965	$10,189
6/18	$10,844	$10,985	$10,206
7/18	$10,866	$10,988	$10,222
8/18	$10,614	$11,022	$10,240
9/18	$10,559	$10,980	$10,256
10/18	$10,406	$10,958	$10,274
11/18	$10,297	$11,012	$10,295
12/18	$10,275	$11,171	$10,314
1/19	$10,472	$11,289	$10,334
2/19	$10,570	$11,303	$10,353
3/19	$10,527	$11,505	$10,376
4/19	$10,516	$11,512	$10,395
5/19	$10,614	$11,678	$10,419
6/19	$10,866	$11,842	$10,442
7/19	$11,085	$11,935	$10,461
8/19	$10,975	$12,205	$10,482
9/19	$11,183	$12,149	$10,501
10/19	$11,216	$12,128	$10,521
11/19	$11,468	$12,114	$10,534
12/19	$11,758	$12,089	$10,549
1/20	$11,872	$12,307	$10,563
2/20	$11,792	$12,458	$10,579
3/20	$10,551	$12,264	$10,610
4/20	$11,120	$12,462	$10,611
5/20	$11,564	$12,498	$10,611
6/20	$11,735	$12,560	$10,612
7/20	$11,689	$12,697	$10,614
8/20	$11,951	$12,605	$10,615
9/20	$11,883	$12,651	$10,616
10/20	$11,906	$12,652	$10,617
11/20	$12,111	$12,724	$10,618
12/20	$12,286	$12,763	$10,620
1/21	$12,370	$12,695	$10,621
2/21	$12,358	$12,498	$10,621
3/21	$12,238	$12,448	$10,622
4/21	$12,358	$12,481	$10,622
5/21	$12,490	$12,509	$10,623
6/21	$12,574	$12,570	$10,622
7/21	$12,550	$12,726	$10,623
8/21	$12,646	$12,700	$10,623
9/21	$12,622	$12,580	$10,624
10/21	$12,562	$12,548	$10,623
11/21	$12,490	$12,637	$10,624
12/21	$12,698	$12,586	$10,625
1/22	$12,598	$12,388	$10,624
2/22	$12,484	$12,223	$10,626
3/22	$12,246	$11,960	$10,629
4/22	$12,459	$11,638	$10,630
5/22	$12,258	$11,622	$10,638
6/22	$11,919	$11,446	$10,640
7/22	$11,655	$11,738	$10,645
8/22	$12,032	$11,431	$10,663
9/22	$11,806	$11,064	$10,689
10/22	$11,931	$11,026	$10,706
11/22	$12,233	$11,307	$10,741
12/22	$12,406	$11,174	$10,779
1/23	$12,709	$11,431	$10,813
2/23	$12,748	$11,249	$10,848
3/23	$12,695	$11,498	$10,895
4/23	$12,709	$11,557	$10,929
5/23	$12,932	$11,512	$10,972
6/23	$13,208	$11,505	$11,022
7/23	$13,221	$11,509	$11,066
8/23	$13,247	$11,494	$11,116
9/23	$13,050	$11,296	$11,167
10/23	$13,024	$11,216	$11,217
11/23	$13,142	$11,602	$11,267
12/23	$13,411	$11,972	$11,320
1/24	$13,533	$11,949	$11,368
2/24	$13,736	$11,867	$11,415
3/24	$14,062	$11,974	$11,466
4/24	$13,980	$11,781	$11,515
5/24	$14,251	$11,885	$11,571
6/24	$14,156	$11,989	$11,618
7/24	$14,360	$12,220	$11,670
8/24	$14,278	$12,354	$11,726
9/24	$14,387	$12,497	$11,777
10/24	$14,280	$12,328	$11,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	9.63%	4.94%	3.97%
Class A with 3.25% Maximum Sales Charge	6.10%	4.26%	3.62%
Bloomberg Global Aggregate Index (USD Hedged) Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 2,000,380,118
Holdings Count | Holding	1,178
Advisory Fees Paid, Amount	$ 17,503,621
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,000,380,118
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,178
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	129%
Total Advisory Fees Paid	$17,503,621

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Loan Participation Notes	1.2%
Insurance Linked Securities	1.7%
Sovereign Loans	3.3%
Collateralized Mortgage Obligations	4.2%
Foreign Corporate Bonds	5.0%
Common Stocks	7.4%
Short-Term Investments	19.9%
Sovereign Government Bonds	56.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.6%
Uzbekistan	8.2%
Singapore	5.0%
Serbia	4.6%
Iceland	4.5%
Dominican Republic	4.2%
India	4.1%
Other	33.8%
Total Long Exposure	80.0%
South Africa	(4.2)%
Philippines	(5.1)%
Euro	(18.4)%
Other	(14.7)%
Total Short Exposure	(42.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000091468
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class C
Trading Symbol	EGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$310	2.97%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 310
Expense Ratio, Percent	2.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
11/14	$10,111	$10,094	$10,000
12/14	$10,039	$10,146	$10,000
1/15	$10,256	$10,335	$10,001
2/15	$10,338	$10,274	$10,001
3/15	$10,328	$10,333	$10,001
4/15	$10,349	$10,275	$10,001
5/15	$10,411	$10,233	$10,001
6/15	$10,277	$10,106	$10,001
7/15	$10,349	$10,206	$10,001
8/15	$10,194	$10,179	$10,002
9/15	$9,957	$10,239	$10,002
10/15	$10,215	$10,272	$10,002
11/15	$10,349	$10,277	$10,002
12/15	$10,349	$10,249	$10,006
1/16	$10,185	$10,399	$10,006
2/16	$10,196	$10,499	$10,008
3/16	$10,349	$10,586	$10,013
4/16	$10,382	$10,604	$10,016
5/16	$10,480	$10,648	$10,016
6/16	$10,535	$10,851	$10,020
7/16	$10,567	$10,916	$10,023
8/16	$10,829	$10,910	$10,025
9/16	$10,862	$10,909	$10,030
10/16	$10,873	$10,803	$10,032
11/16	$10,720	$10,625	$10,034
12/16	$10,853	$10,654	$10,038
1/17	$10,886	$10,615	$10,043
2/17	$10,897	$10,706	$10,047
3/17	$11,129	$10,701	$10,049
4/17	$11,206	$10,774	$10,055
5/17	$11,250	$10,837	$10,060
6/17	$11,294	$10,806	$10,069
7/17	$11,206	$10,842	$10,077
8/17	$11,316	$10,941	$10,087
9/17	$11,294	$10,890	$10,096
10/17	$11,371	$10,936	$10,105
11/17	$11,415	$10,953	$10,113
12/17	$11,365	$10,977	$10,124
1/18	$11,501	$10,899	$10,136
2/18	$11,433	$10,875	$10,146
3/18	$11,399	$10,965	$10,160
4/18	$11,241	$10,924	$10,173
5/18	$11,083	$10,965	$10,189
6/18	$10,926	$10,985	$10,206
7/18	$10,937	$10,988	$10,222
8/18	$10,666	$11,022	$10,240
9/18	$10,621	$10,980	$10,256
10/18	$10,452	$10,958	$10,274
11/18	$10,339	$11,012	$10,295
12/18	$10,317	$11,171	$10,314
1/19	$10,497	$11,289	$10,334
2/19	$10,587	$11,303	$10,353
3/19	$10,542	$11,505	$10,376
4/19	$10,531	$11,512	$10,395
5/19	$10,621	$11,678	$10,419
6/19	$10,869	$11,842	$10,442
7/19	$11,083	$11,935	$10,461
8/19	$10,971	$12,205	$10,482
9/19	$11,162	$12,149	$10,501
10/19	$11,196	$12,128	$10,521
11/19	$11,433	$12,114	$10,534
12/19	$11,719	$12,089	$10,549
1/20	$11,824	$12,307	$10,563
2/20	$11,742	$12,458	$10,579
3/20	$10,499	$12,264	$10,610
4/20	$11,057	$12,462	$10,611
5/20	$11,498	$12,498	$10,611
6/20	$11,661	$12,560	$10,612
7/20	$11,603	$12,697	$10,614
8/20	$11,858	$12,605	$10,615
9/20	$11,789	$12,651	$10,616
10/20	$11,789	$12,652	$10,617
11/20	$11,986	$12,724	$10,618
12/20	$12,154	$12,763	$10,620
1/21	$12,227	$12,695	$10,621
2/21	$12,215	$12,498	$10,621
3/21	$12,094	$12,448	$10,622
4/21	$12,191	$12,481	$10,622
5/21	$12,324	$12,509	$10,623
6/21	$12,397	$12,570	$10,622
7/21	$12,373	$12,726	$10,623
8/21	$12,458	$12,700	$10,623
9/21	$12,422	$12,580	$10,624
10/21	$12,361	$12,548	$10,623
11/21	$12,288	$12,637	$10,624
12/21	$12,478	$12,586	$10,625
1/22	$12,377	$12,388	$10,624
2/22	$12,263	$12,223	$10,626
3/22	$12,011	$11,960	$10,629
4/22	$12,213	$11,638	$10,630
5/22	$12,011	$11,622	$10,638
6/22	$11,670	$11,446	$10,640
7/22	$11,418	$11,738	$10,645
8/22	$11,771	$11,431	$10,663
9/22	$11,544	$11,064	$10,689
10/22	$11,658	$11,026	$10,706
11/22	$11,948	$11,307	$10,741
12/22	$12,116	$11,174	$10,779
1/23	$12,391	$11,431	$10,813
2/23	$12,430	$11,249	$10,848
3/23	$12,364	$11,498	$10,895
4/23	$12,364	$11,557	$10,929
5/23	$12,587	$11,512	$10,972
6/23	$12,836	$11,505	$11,022
7/23	$12,849	$11,509	$11,066
8/23	$12,875	$11,494	$11,116
9/23	$12,666	$11,296	$11,167
10/23	$12,626	$11,216	$11,217
11/23	$12,744	$11,602	$11,267
12/23	$12,992	$11,972	$11,320
1/24	$13,113	$11,949	$11,368
2/24	$13,287	$11,867	$11,415
3/24	$13,595	$11,974	$11,466
4/24	$13,501	$11,781	$11,515
5/24	$13,755	$11,885	$11,571
6/24	$13,662	$11,989	$11,618
7/24	$13,849	$12,220	$11,670
8/24	$13,755	$12,354	$11,726
9/24	$13,863	$12,497	$11,777
10/24	$13,951	$12,328	$11,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	8.84%	4.18%	3.38%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	7.84%	4.18%	3.38%
Bloomberg Global Aggregate Index (USD Hedged) Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 2,000,380,118
Holdings Count | Holding	1,178
Advisory Fees Paid, Amount	$ 17,503,621
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,000,380,118
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,178
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	129%
Total Advisory Fees Paid	$17,503,621

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Loan Participation Notes	1.2%
Insurance Linked Securities	1.7%
Sovereign Loans	3.3%
Collateralized Mortgage Obligations	4.2%
Foreign Corporate Bonds	5.0%
Common Stocks	7.4%
Short-Term Investments	19.9%
Sovereign Government Bonds	56.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.6%
Uzbekistan	8.2%
Singapore	5.0%
Serbia	4.6%
Iceland	4.5%
Dominican Republic	4.2%
India	4.1%
Other	33.8%
Total Long Exposure	80.0%
South Africa	(4.2)%
Philippines	(5.1)%
Euro	(18.4)%
Other	(14.7)%
Total Short Exposure	(42.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000091469
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class I
Trading Symbol	EGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$207	1.97%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,011,696	$1,009,390	$1,000,016
12/14	$1,005,868	$1,014,616	$1,000,020
1/15	$1,029,119	$1,033,538	$1,000,052
2/15	$1,038,217	$1,027,432	$1,000,052
3/15	$1,037,206	$1,033,319	$1,000,054
4/15	$1,040,239	$1,027,542	$1,000,075
5/15	$1,047,316	$1,023,282	$1,000,084
6/15	$1,035,185	$1,010,633	$1,000,107
7/15	$1,043,272	$1,020,643	$1,000,061
8/15	$1,029,119	$1,017,884	$1,000,210
9/15	$1,005,868	$1,023,921	$1,000,235
10/15	$1,032,152	$1,027,242	$1,000,162
11/15	$1,046,305	$1,027,715	$1,000,222
12/15	$1,048,222	$1,024,934	$1,000,551
1/16	$1,032,046	$1,039,927	$1,000,581
2/16	$1,033,124	$1,049,923	$1,000,825
3/16	$1,050,379	$1,058,566	$1,001,283
4/16	$1,053,614	$1,060,364	$1,001,553
5/16	$1,065,477	$1,064,846	$1,001,631
6/16	$1,071,947	$1,085,116	$1,002,008
7/16	$1,076,261	$1,091,600	$1,002,298
8/16	$1,103,222	$1,091,043	$1,002,477
9/16	$1,107,535	$1,090,913	$1,002,971
10/16	$1,110,771	$1,080,335	$1,003,222
11/16	$1,095,673	$1,062,492	$1,003,397
12/16	$1,109,678	$1,065,404	$1,003,824
1/17	$1,114,068	$1,061,523	$1,004,267
2/17	$1,116,263	$1,070,610	$1,004,684
3/17	$1,140,411	$1,070,116	$1,004,858
4/17	$1,150,289	$1,077,373	$1,005,532
5/17	$1,155,777	$1,083,662	$1,006,039
6/17	$1,160,167	$1,080,629	$1,006,886
7/17	$1,152,484	$1,084,181	$1,007,743
8/17	$1,164,558	$1,094,062	$1,008,687
9/17	$1,163,460	$1,089,011	$1,009,551
10/17	$1,172,241	$1,093,604	$1,010,453
11/17	$1,177,729	$1,095,298	$1,011,293
12/17	$1,173,789	$1,097,747	$1,012,416
1/18	$1,189,651	$1,089,910	$1,013,626
2/18	$1,182,853	$1,087,453	$1,014,584
3/18	$1,180,587	$1,096,469	$1,016,007
4/18	$1,164,725	$1,092,389	$1,017,335
5/18	$1,148,863	$1,096,470	$1,018,888
6/18	$1,133,001	$1,098,514	$1,020,602
7/18	$1,136,400	$1,098,815	$1,022,201
8/18	$1,109,208	$1,102,192	$1,024,044
9/18	$1,104,676	$1,097,976	$1,025,617
10/18	$1,088,814	$1,095,830	$1,027,391
11/18	$1,077,484	$1,101,192	$1,029,499
12/18	$1,075,898	$1,117,098	$1,031,394
1/19	$1,096,305	$1,128,930	$1,033,427
2/19	$1,106,509	$1,130,287	$1,035,267
3/19	$1,103,107	$1,150,531	$1,037,578
4/19	$1,101,974	$1,151,216	$1,039,530
5/19	$1,113,311	$1,167,782	$1,041,902
6/19	$1,139,386	$1,184,156	$1,044,208
7/19	$1,162,061	$1,193,474	$1,046,102
8/19	$1,151,857	$1,220,540	$1,048,248
9/19	$1,173,398	$1,214,884	$1,050,079
10/19	$1,177,933	$1,212,787	$1,052,099
11/19	$1,204,008	$1,211,364	$1,053,411
12/19	$1,235,095	$1,208,881	$1,054,915
1/20	$1,246,903	$1,230,696	$1,056,324
2/20	$1,238,637	$1,245,759	$1,057,886
3/20	$1,108,751	$1,226,371	$1,060,976
4/20	$1,168,971	$1,246,224	$1,061,058
5/20	$1,216,202	$1,249,757	$1,061,076
6/20	$1,233,914	$1,255,994	$1,061,212
7/20	$1,230,372	$1,269,719	$1,061,422
8/20	$1,257,530	$1,260,518	$1,061,504
9/20	$1,250,445	$1,265,123	$1,061,630
10/20	$1,252,807	$1,265,215	$1,061,740
11/20	$1,274,061	$1,272,434	$1,061,834
12/20	$1,293,305	$1,276,343	$1,061,952
1/21	$1,303,302	$1,269,497	$1,062,052
2/21	$1,302,052	$1,249,750	$1,062,142
3/21	$1,290,806	$1,244,826	$1,062,218
4/21	$1,302,052	$1,248,080	$1,062,234
5/21	$1,317,047	$1,250,866	$1,062,256
6/21	$1,325,794	$1,256,967	$1,062,217
7/21	$1,324,544	$1,272,589	$1,062,271
8/21	$1,334,541	$1,270,039	$1,062,313
9/21	$1,332,042	$1,258,049	$1,062,371
10/21	$1,327,044	$1,254,759	$1,062,327
11/21	$1,319,546	$1,263,709	$1,062,398
12/21	$1,340,753	$1,258,584	$1,062,474
1/22	$1,331,579	$1,238,810	$1,062,426
2/22	$1,319,783	$1,222,332	$1,062,562
3/22	$1,293,571	$1,195,983	$1,062,890
4/22	$1,317,162	$1,163,839	$1,063,039
5/22	$1,297,503	$1,162,238	$1,063,771
6/22	$1,260,806	$1,144,599	$1,064,003
7/22	$1,234,593	$1,173,753	$1,064,549
8/22	$1,273,912	$1,143,112	$1,066,267
9/22	$1,250,321	$1,106,415	$1,068,920
10/22	$1,263,427	$1,102,628	$1,070,598
11/22	$1,296,192	$1,130,727	$1,074,051
12/22	$1,314,787	$1,117,382	$1,077,938
1/23	$1,347,760	$1,143,118	$1,081,314
2/23	$1,351,882	$1,124,885	$1,084,843
3/23	$1,345,012	$1,149,829	$1,089,509
4/23	$1,347,760	$1,155,749	$1,092,938
5/23	$1,372,490	$1,151,199	$1,097,219
6/23	$1,401,341	$1,150,512	$1,102,240
7/23	$1,404,088	$1,150,884	$1,106,629
8/23	$1,406,836	$1,149,438	$1,111,626
9/23	$1,384,854	$1,129,616	$1,116,720
10/23	$1,382,107	$1,121,595	$1,121,708
11/23	$1,395,845	$1,160,159	$1,126,744
12/23	$1,424,779	$1,197,236	$1,131,996
1/24	$1,438,984	$1,194,889	$1,136,833
2/24	$1,458,871	$1,186,690	$1,141,490
3/24	$1,495,805	$1,197,391	$1,146,616
4/24	$1,485,861	$1,178,112	$1,151,536
5/24	$1,515,692	$1,188,537	$1,157,062
6/24	$1,505,748	$1,198,850	$1,161,780
7/24	$1,527,056	$1,222,010	$1,166,984
8/24	$1,518,533	$1,235,395	$1,172,567
9/24	$1,531,318	$1,249,730	$1,177,654
10/24	$1,519,954	$1,232,819	$1,182,127

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.97%	5.22%	4.27%
Bloomberg Global Aggregate Index (USD Hedged) Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 2,000,380,118
Holdings Count | Holding	1,178
Advisory Fees Paid, Amount	$ 17,503,621
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,000,380,118
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,178
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	129%
Total Advisory Fees Paid	$17,503,621

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Loan Participation Notes	1.2%
Insurance Linked Securities	1.7%
Sovereign Loans	3.3%
Collateralized Mortgage Obligations	4.2%
Foreign Corporate Bonds	5.0%
Common Stocks	7.4%
Short-Term Investments	19.9%
Sovereign Government Bonds	56.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.6%
Uzbekistan	8.2%
Singapore	5.0%
Serbia	4.6%
Iceland	4.5%
Dominican Republic	4.2%
India	4.1%
Other	33.8%
Total Long Exposure	80.0%
South Africa	(4.2)%
Philippines	(5.1)%
Euro	(18.4)%
Other	(14.7)%
Total Short Exposure	(42.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000096923
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class R
Trading Symbol	EGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$259	2.47%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
11/14	$10,119	$10,094	$10,000
12/14	$10,055	$10,146	$10,000
1/15	$10,281	$10,335	$10,001
2/15	$10,373	$10,274	$10,001
3/15	$10,352	$10,333	$10,001
4/15	$10,373	$10,275	$10,001
5/15	$10,445	$10,233	$10,001
6/15	$10,311	$10,106	$10,001
7/15	$10,393	$10,206	$10,001
8/15	$10,250	$10,179	$10,002
9/15	$10,014	$10,239	$10,002
10/15	$10,270	$10,272	$10,002
11/15	$10,414	$10,277	$10,002
12/15	$10,416	$10,249	$10,006
1/16	$10,263	$10,399	$10,006
2/16	$10,274	$10,499	$10,008
3/16	$10,438	$10,586	$10,013
4/16	$10,471	$10,604	$10,016
5/16	$10,580	$10,648	$10,016
6/16	$10,634	$10,851	$10,020
7/16	$10,667	$10,916	$10,023
8/16	$10,940	$10,910	$10,025
9/16	$10,973	$10,909	$10,030
10/16	$10,995	$10,803	$10,032
11/16	$10,842	$10,625	$10,034
12/16	$10,985	$10,654	$10,038
1/17	$11,018	$10,615	$10,043
2/17	$11,030	$10,706	$10,047
3/17	$11,273	$10,701	$10,049
4/17	$11,361	$10,774	$10,055
5/17	$11,406	$10,837	$10,060
6/17	$11,461	$10,806	$10,069
7/17	$11,372	$10,842	$10,077
8/17	$11,483	$10,941	$10,087
9/17	$11,472	$10,890	$10,096
10/17	$11,549	$10,936	$10,105
11/17	$11,605	$10,953	$10,113
12/17	$11,565	$10,977	$10,124
1/18	$11,713	$10,899	$10,136
2/18	$11,644	$10,875	$10,146
3/18	$11,610	$10,965	$10,160
4/18	$11,451	$10,924	$10,173
5/18	$11,293	$10,965	$10,189
6/18	$11,134	$10,985	$10,206
7/18	$11,156	$10,988	$10,222
8/18	$10,895	$11,022	$10,240
9/18	$10,839	$10,980	$10,256
10/18	$10,680	$10,958	$10,274
11/18	$10,566	$11,012	$10,295
12/18	$10,544	$11,171	$10,314
1/19	$10,736	$11,289	$10,334
2/19	$10,839	$11,303	$10,353
3/19	$10,793	$11,505	$10,376
4/19	$10,782	$11,512	$10,395
5/19	$10,884	$11,678	$10,419
6/19	$11,134	$11,842	$10,442
7/19	$11,361	$11,935	$10,461
8/19	$11,247	$12,205	$10,482
9/19	$11,451	$12,149	$10,501
10/19	$11,486	$12,128	$10,521
11/19	$11,747	$12,114	$10,534
12/19	$12,042	$12,089	$10,549
1/20	$12,148	$12,307	$10,563
2/20	$12,077	$12,458	$10,579
3/20	$10,794	$12,264	$10,610
4/20	$11,383	$12,462	$10,611
5/20	$11,830	$12,498	$10,611
6/20	$12,007	$12,560	$10,612
7/20	$11,959	$12,697	$10,614
8/20	$12,230	$12,605	$10,615
9/20	$12,148	$12,651	$10,616
10/20	$12,171	$12,652	$10,617
11/20	$12,371	$12,724	$10,618
12/20	$12,551	$12,763	$10,620
1/21	$12,638	$12,695	$10,621
2/21	$12,625	$12,498	$10,621
3/21	$12,501	$12,448	$10,622
4/21	$12,613	$12,481	$10,622
5/21	$12,749	$12,509	$10,623
6/21	$12,836	$12,570	$10,622
7/21	$12,811	$12,726	$10,623
8/21	$12,911	$12,700	$10,623
9/21	$12,873	$12,580	$10,624
10/21	$12,824	$12,548	$10,623
11/21	$12,749	$12,637	$10,624
12/21	$12,949	$12,586	$10,625
1/22	$12,846	$12,388	$10,624
2/22	$12,729	$12,223	$10,626
3/22	$12,482	$11,960	$10,629
4/22	$12,703	$11,638	$10,630
5/22	$12,495	$11,622	$10,638
6/22	$12,145	$11,446	$10,640
7/22	$11,885	$11,738	$10,645
8/22	$12,262	$11,431	$10,663
9/22	$12,028	$11,064	$10,689
10/22	$12,145	$11,026	$10,706
11/22	$12,456	$11,307	$10,741
12/22	$12,631	$11,174	$10,779
1/23	$12,942	$11,431	$10,813
2/23	$12,969	$11,249	$10,848
3/23	$12,915	$11,498	$10,895
4/23	$12,929	$11,557	$10,929
5/23	$13,159	$11,512	$10,972
6/23	$13,430	$11,505	$11,022
7/23	$13,444	$11,509	$11,066
8/23	$13,471	$11,494	$11,116
9/23	$13,254	$11,296	$11,167
10/23	$13,227	$11,216	$11,217
11/23	$13,349	$11,602	$11,267
12/23	$13,620	$11,972	$11,320
1/24	$13,745	$11,949	$11,368
2/24	$13,941	$11,867	$11,415
3/24	$14,276	$11,974	$11,466
4/24	$14,178	$11,781	$11,515
5/24	$14,457	$11,885	$11,571
6/24	$14,359	$11,989	$11,618
7/24	$14,555	$12,220	$11,670
8/24	$14,471	$12,354	$11,726
9/24	$14,583	$12,497	$11,777
10/24	$14,471	$12,328	$11,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	9.41%	4.72%	3.76%
Bloomberg Global Aggregate Index (USD Hedged) Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 2,000,380,118
Holdings Count | Holding	1,178
Advisory Fees Paid, Amount	$ 17,503,621
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,000,380,118
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,178
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	129%
Total Advisory Fees Paid	$17,503,621

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Loan Participation Notes	1.2%
Insurance Linked Securities	1.7%
Sovereign Loans	3.3%
Collateralized Mortgage Obligations	4.2%
Foreign Corporate Bonds	5.0%
Common Stocks	7.4%
Short-Term Investments	19.9%
Sovereign Government Bonds	56.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.6%
Uzbekistan	8.2%
Singapore	5.0%
Serbia	4.6%
Iceland	4.5%
Dominican Republic	4.2%
India	4.1%
Other	33.8%
Total Long Exposure	80.0%
South Africa	(4.2)%
Philippines	(5.1)%
Euro	(18.4)%
Other	(14.7)%
Total Short Exposure	(42.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000191156
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class R6
Trading Symbol	EGRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$204	1.94%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$5,000,000	$5,000,000	$5,000,000
11/14	$5,058,480	$5,046,951	$5,000,080
12/14	$5,029,339	$5,073,079	$5,000,102
1/15	$5,145,595	$5,167,692	$5,000,261
2/15	$5,191,087	$5,137,159	$5,000,261
3/15	$5,186,032	$5,166,595	$5,000,268
4/15	$5,201,196	$5,137,708	$5,000,377
5/15	$5,236,579	$5,116,411	$5,000,421
6/15	$5,175,923	$5,053,167	$5,000,537
7/15	$5,216,360	$5,103,215	$5,000,305
8/15	$5,145,595	$5,089,420	$5,001,051
9/15	$5,029,339	$5,119,605	$5,001,175
10/15	$5,160,759	$5,136,209	$5,000,812
11/15	$5,231,524	$5,138,574	$5,001,109
12/15	$5,241,111	$5,124,669	$5,002,755
1/16	$5,160,230	$5,199,636	$5,002,907
2/16	$5,165,622	$5,249,613	$5,004,125
3/16	$5,251,896	$5,292,831	$5,006,416
4/16	$5,268,072	$5,301,818	$5,007,765
5/16	$5,327,385	$5,324,230	$5,008,156
6/16	$5,359,737	$5,425,582	$5,010,041
7/16	$5,381,306	$5,457,997	$5,011,491
8/16	$5,516,108	$5,455,215	$5,012,383
9/16	$5,537,676	$5,454,564	$5,014,855
10/16	$5,553,853	$5,401,676	$5,016,110
11/16	$5,478,363	$5,312,462	$5,016,987
12/16	$5,548,388	$5,327,019	$5,019,118
1/17	$5,570,340	$5,307,615	$5,021,337
2/17	$5,581,316	$5,353,052	$5,023,418
3/17	$5,702,053	$5,350,582	$5,024,288
4/17	$5,751,445	$5,386,867	$5,027,659
5/17	$5,778,885	$5,418,309	$5,030,196
6/17	$5,806,325	$5,403,144	$5,034,430
7/17	$5,767,909	$5,420,906	$5,038,715
8/17	$5,822,789	$5,470,308	$5,043,435
9/17	$5,822,789	$5,445,056	$5,047,756
10/17	$5,866,694	$5,468,021	$5,052,266
11/17	$5,894,134	$5,476,492	$5,056,463
12/17	$5,876,901	$5,488,734	$5,062,082
1/18	$5,961,909	$5,449,551	$5,068,129
2/18	$5,933,573	$5,437,264	$5,072,921
3/18	$5,916,572	$5,482,344	$5,080,033
4/18	$5,842,898	$5,461,946	$5,086,674
5/18	$5,763,557	$5,482,352	$5,094,439
6/18	$5,684,216	$5,492,570	$5,103,009
7/18	$5,701,218	$5,494,075	$5,111,005
8/18	$5,565,204	$5,510,960	$5,120,220
9/18	$5,542,536	$5,489,879	$5,128,087
10/18	$5,463,195	$5,479,151	$5,136,953
11/18	$5,406,522	$5,505,959	$5,147,495
12/18	$5,398,655	$5,585,490	$5,156,971
1/19	$5,495,161	$5,644,652	$5,167,135
2/19	$5,551,929	$5,651,434	$5,176,336
3/19	$5,529,221	$5,752,654	$5,187,892
4/19	$5,529,221	$5,756,081	$5,197,651
5/19	$5,585,990	$5,838,908	$5,209,512
6/19	$5,716,556	$5,920,780	$5,221,039
7/19	$5,830,093	$5,967,369	$5,230,508
8/19	$5,779,001	$6,102,699	$5,241,238
9/19	$5,886,861	$6,074,421	$5,250,395
10/19	$5,903,891	$6,063,934	$5,260,494
11/19	$6,040,135	$6,056,821	$5,267,055
12/19	$6,196,418	$6,044,403	$5,274,574
1/20	$6,255,601	$6,153,482	$5,281,621
2/20	$6,220,091	$6,228,796	$5,289,429
3/20	$5,563,164	$6,131,855	$5,304,879
4/20	$5,864,995	$6,231,122	$5,305,292
5/20	$6,107,644	$6,248,783	$5,305,379
6/20	$6,196,418	$6,279,968	$5,306,061
7/20	$6,172,745	$6,348,594	$5,307,112
8/20	$6,314,783	$6,302,590	$5,307,518
9/20	$6,279,274	$6,325,614	$5,308,149
10/20	$6,291,110	$6,326,075	$5,308,700
11/20	$6,397,639	$6,362,170	$5,309,171
12/20	$6,495,227	$6,381,717	$5,309,758
1/21	$6,539,114	$6,347,486	$5,310,258
2/21	$6,539,114	$6,248,749	$5,310,708
3/21	$6,476,418	$6,224,130	$5,311,092
4/21	$6,539,114	$6,240,401	$5,311,172
5/21	$6,608,078	$6,254,330	$5,311,281
6/21	$6,658,235	$6,284,833	$5,311,085
7/21	$6,651,965	$6,362,944	$5,311,353
8/21	$6,702,121	$6,350,196	$5,311,563
9/21	$6,689,582	$6,290,243	$5,311,853
10/21	$6,664,504	$6,273,794	$5,311,636
11/21	$6,626,887	$6,318,547	$5,311,991
12/21	$6,736,792	$6,292,921	$5,312,368
1/22	$6,690,695	$6,194,051	$5,312,129
2/22	$6,631,427	$6,111,660	$5,312,810
3/22	$6,499,720	$5,979,915	$5,314,449
4/22	$6,618,256	$5,819,195	$5,315,196
5/22	$6,512,891	$5,811,190	$5,318,857
6/22	$6,335,087	$5,722,997	$5,320,017
7/22	$6,196,795	$5,868,767	$5,322,743
8/22	$6,400,940	$5,715,559	$5,331,334
9/22	$6,282,404	$5,532,075	$5,344,602
10/22	$6,341,672	$5,513,141	$5,352,990
11/22	$6,512,891	$5,653,633	$5,370,252
12/22	$6,605,212	$5,586,909	$5,389,690
1/23	$6,771,033	$5,715,590	$5,406,568
2/23	$6,791,760	$5,624,426	$5,424,215
3/23	$6,757,214	$5,749,144	$5,447,545
4/23	$6,771,033	$5,778,743	$5,464,692
5/23	$6,895,399	$5,755,993	$5,486,094
6/23	$7,040,492	$5,752,558	$5,511,201
7/23	$7,054,311	$5,754,420	$5,533,146
8/23	$7,068,129	$5,747,190	$5,558,130
9/23	$6,957,582	$5,648,079	$5,583,600
10/23	$6,950,672	$5,607,977	$5,608,540
11/23	$7,019,765	$5,800,796	$5,633,719
12/23	$7,164,408	$5,986,179	$5,659,979
1/24	$7,228,759	$5,974,446	$5,684,165
2/24	$7,336,011	$5,933,451	$5,707,452
3/24	$7,514,763	$5,986,956	$5,733,081
4/24	$7,464,713	$5,890,562	$5,757,680
5/24	$7,614,865	$5,942,685	$5,785,310
6/24	$7,564,814	$5,994,250	$5,808,902
7/24	$7,679,216	$6,110,052	$5,834,922
8/24	$7,636,315	$6,176,973	$5,862,835
9/24	$7,700,666	$6,248,650	$5,888,268
10/24	$7,643,465	$6,164,093	$5,910,635

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	9.97%	5.29%	4.33%
Bloomberg Global Aggregate Index (USD Hedged) Footnote Reference2	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 2,000,380,118
Holdings Count | Holding	1,178
Advisory Fees Paid, Amount	$ 17,503,621
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,000,380,118
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,178
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	129%
Total Advisory Fees Paid	$17,503,621

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Loan Participation Notes	1.2%
Insurance Linked Securities	1.7%
Sovereign Loans	3.3%
Collateralized Mortgage Obligations	4.2%
Foreign Corporate Bonds	5.0%
Common Stocks	7.4%
Short-Term Investments	19.9%
Sovereign Government Bonds	56.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.6%
Uzbekistan	8.2%
Singapore	5.0%
Serbia	4.6%
Iceland	4.5%
Dominican Republic	4.2%
India	4.1%
Other	33.8%
Total Long Exposure	80.0%
South Africa	(4.2)%
Philippines	(5.1)%
Euro	(18.4)%
Other	(14.7)%
Total Short Exposure	(42.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000104668
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class A
Trading Symbol	EAAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance relative to the Fund’s Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in the health care providers & services, and electronic equipment, instruments & components industries hurt returns ― the largest loan detractor being an overweight position in an appliance component manufacturer that entered Chapter 11 bankruptcy

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― detracted from returns relative to the Index

↓ During a period of strong performance by floating-rate loans and high yield bonds, the Fund’s modest cash position detracted from Index-relative returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed to Fund returns versus the Index

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, commercial mortgage-backed securities, investment-grade corporate bonds, and emerging-market corporate bonds contributed to returns versus the Index during the period

↑ Within the Fund’s high yield bond allocation, selections in the diversified media, capital goods, and diversified financial services industries helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Hgd	Morningstar® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000	$10,000	$10,000
11/14	$9,780	$10,054	$10,003	$9,957	$10,050
12/14	$9,684	$10,036	$9,877	$9,830	$9,924
1/15	$9,848	$10,227	$9,930	$9,903	$9,956
2/15	$9,994	$10,167	$10,115	$10,133	$10,097
3/15	$9,997	$10,209	$10,110	$10,084	$10,134
4/15	$10,076	$10,197	$10,210	$10,192	$10,228
5/15	$10,115	$10,180	$10,234	$10,221	$10,247
6/15	$9,903	$10,066	$10,133	$10,061	$10,204
7/15	$9,971	$10,125	$10,116	$10,028	$10,203
8/15	$9,598	$10,095	$9,999	$9,867	$10,132
9/15	$9,433	$10,134	$9,841	$9,620	$10,066
10/15	$9,739	$10,167	$9,969	$9,886	$10,048
11/15	$9,719	$10,130	$9,839	$9,716	$9,960
12/15	$9,617	$10,079	$9,666	$9,477	$9,855
1/16	$9,506	$10,190	$9,564	$9,337	$9,791
2/16	$9,536	$10,263	$9,556	$9,371	$9,739
3/16	$9,872	$10,388	$9,898	$9,784	$10,008
4/16	$9,964	$10,459	$10,176	$10,139	$10,206
5/16	$9,954	$10,467	$10,252	$10,201	$10,297
6/16	$10,111	$10,652	$10,297	$10,287	$10,300
7/16	$10,346	$10,739	$10,501	$10,548	$10,447
8/16	$10,346	$10,751	$10,657	$10,781	$10,525
9/16	$10,354	$10,753	$10,727	$10,831	$10,616
10/16	$10,251	$10,682	$10,794	$10,876	$10,704
11/16	$10,170	$10,442	$10,787	$10,833	$10,732
12/16	$10,324	$10,473	$10,956	$11,047	$10,856
1/17	$10,458	$10,510	$11,056	$11,187	$10,917
2/17	$10,593	$10,591	$11,165	$11,353	$10,972
3/17	$10,679	$10,588	$11,161	$11,335	$10,981
4/17	$10,783	$10,675	$11,249	$11,465	$11,029
5/17	$10,948	$10,758	$11,320	$11,568	$11,069
6/17	$10,937	$10,749	$11,328	$11,588	$11,064
7/17	$11,072	$10,802	$11,430	$11,717	$11,140
8/17	$11,145	$10,895	$11,431	$11,725	$11,135
9/17	$11,195	$10,857	$11,502	$11,825	$11,179
10/17	$11,289	$10,870	$11,568	$11,890	$11,246
11/17	$11,393	$10,854	$11,558	$11,854	$11,259
12/17	$11,491	$10,901	$11,596	$11,885	$11,303
1/18	$11,713	$10,797	$11,688	$11,959	$11,412
2/18	$11,385	$10,694	$11,651	$11,861	$11,435
3/18	$11,372	$10,748	$11,640	$11,804	$11,467
4/18	$11,393	$10,676	$11,705	$11,888	$11,514
5/18	$11,372	$10,735	$11,708	$11,873	$11,534
6/18	$11,315	$10,719	$11,727	$11,899	$11,547
7/18	$11,465	$10,741	$11,842	$12,044	$11,633
8/18	$11,443	$10,794	$11,905	$12,123	$11,679
9/18	$11,443	$10,748	$11,977	$12,187	$11,760
10/18	$11,390	$10,658	$11,888	$12,009	$11,756
11/18	$11,280	$10,706	$11,769	$11,878	$11,650
12/18	$11,119	$10,874	$11,511	$11,660	$11,353
1/19	$11,450	$11,024	$11,897	$12,144	$11,642
2/19	$11,613	$11,036	$12,097	$12,360	$11,828
3/19	$11,673	$11,235	$12,149	$12,488	$11,807
4/19	$11,800	$11,251	$12,337	$12,668	$12,002
5/19	$11,761	$11,423	$12,250	$12,516	$11,976
6/19	$11,925	$11,585	$12,415	$12,823	$12,005
7/19	$12,015	$11,619	$12,500	$12,896	$12,101
8/19	$12,053	$11,882	$12,515	$12,961	$12,068
9/19	$12,098	$11,830	$12,559	$12,994	$12,124
10/19	$12,098	$11,869	$12,542	$13,016	$12,070
11/19	$12,177	$11,866	$12,607	$13,075	$12,141
12/19	$12,378	$11,884	$12,829	$13,327	$12,334
1/20	$12,418	$12,097	$12,867	$13,331	$12,403
2/20	$12,227	$12,278	$12,682	$13,123	$12,239
3/20	$10,682	$12,039	$11,139	$11,554	$10,725
4/20	$11,101	$12,280	$11,629	$12,050	$11,208
5/20	$11,556	$12,394	$12,092	$12,552	$11,634
6/20	$11,658	$12,498	$12,232	$12,699	$11,766
7/20	$11,919	$12,717	$12,605	$13,226	$11,996
8/20	$12,065	$12,644	$12,768	$13,371	$12,176
9/20	$12,013	$12,621	$12,750	$13,248	$12,253
10/20	$12,019	$12,576	$12,790	$13,305	$12,278
11/20	$12,412	$12,740	$13,192	$13,845	$12,551
12/20	$12,576	$12,784	$13,390	$14,074	$12,720
1/21	$12,654	$12,704	$13,500	$14,137	$12,871
2/21	$12,731	$12,540	$13,567	$14,195	$12,947
3/21	$12,732	$12,394	$13,586	$14,236	$12,946
4/21	$12,820	$12,498	$13,689	$14,377	$13,013
5/21	$12,884	$12,546	$13,747	$14,416	$13,089
6/21	$12,986	$12,637	$13,853	$14,586	$13,137
7/21	$12,979	$12,764	$13,878	$14,640	$13,135
8/21	$13,046	$12,756	$13,946	$14,713	$13,198
9/21	$13,064	$12,647	$13,991	$14,715	$13,282
10/21	$13,068	$12,636	$13,991	$14,674	$13,318
11/21	$12,985	$12,652	$13,917	$14,543	$13,297
12/21	$13,116	$12,643	$14,077	$14,784	$13,382
1/22	$12,975	$12,366	$13,934	$14,429	$13,430
2/22	$12,820	$12,197	$13,803	$14,234	$13,361
3/22	$12,749	$11,870	$13,765	$14,147	$13,368
4/22	$12,556	$11,427	$13,548	$13,671	$13,397
5/22	$12,354	$11,490	$13,366	$13,653	$13,054
6/22	$11,852	$11,261	$12,768	$12,727	$12,771
7/22	$12,280	$11,544	$13,278	$13,472	$13,044
8/22	$12,234	$11,244	$13,241	$13,195	$13,241
9/22	$11,862	$10,759	$12,827	$12,670	$12,939
10/22	$12,049	$10,641	$13,061	$13,006	$13,068
11/22	$12,291	$11,038	$13,292	$13,311	$13,224
12/22	$12,267	$11,001	$13,274	$13,219	$13,278
1/23	$12,633	$11,342	$13,702	$13,719	$13,633
2/23	$12,569	$11,063	$13,679	$13,594	$13,711
3/23	$12,664	$11,323	$13,735	$13,710	$13,707
4/23	$12,747	$11,392	$13,867	$13,830	$13,851
5/23	$12,674	$11,274	$13,821	$13,763	$13,826
6/23	$12,866	$11,256	$14,071	$13,948	$14,139
7/23	$13,036	$11,267	$14,259	$14,143	$14,320
8/23	$13,130	$11,200	$14,366	$14,189	$14,488
9/23	$13,098	$10,932	$14,381	$14,082	$14,628
10/23	$13,028	$10,768	$14,311	$13,948	$14,625
11/23	$13,369	$11,253	$14,698	$14,531	$14,803
12/23	$13,711	$11,680	$15,076	$15,039	$15,047
1/24	$13,780	$11,652	$15,145	$15,075	$15,149
2/24	$13,833	$11,512	$15,241	$15,129	$15,287
3/24	$13,960	$11,625	$15,382	$15,280	$15,417
4/24	$13,942	$11,353	$15,370	$15,165	$15,510
5/24	$14,097	$11,542	$15,528	$15,334	$15,655
6/24	$14,182	$11,647	$15,624	$15,471	$15,710
7/24	$14,326	$11,911	$15,819	$15,752	$15,817
8/24	$14,469	$12,087	$15,990	$15,992	$15,917
9/24	$14,598	$12,253	$16,169	$16,236	$16,031
10/24	$14,619	$11,974	$16,218	$16,195	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	12.23%	3.86%	4.21%
Class A with 3.25% Maximum Sales Charge	8.57%	3.18%	3.87%
Bloomberg U.S. Universal IndexFootnote Reference2	11.20%	0.18%	1.82%
ICE BofA DM HY ex-Sub Financials Hgd	16.11%	4.46%	4.93%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%
Blended IndexFootnote Reference3	13.32%	5.27%	4.95%

AssetsNet	$ 527,909,750
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 2,744,885
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$527,909,750
# of Portfolio Holdings	745
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$2,744,885

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Commercial Mortgage-Backed Securities	1.6%
Collateralized Mortgage Obligations	2.2%
Short-Term Investments	2.6%
Asset-Backed Securities	6.8%
Senior Floating-Rate Loans	33.1%
Corporate Bonds	52.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.2%
Not Rated	6.3%
CCC or Lower	8.8%
B	43.3%
BB	32.4%
BBB	7.2%
A	0.5%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104757
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class C
Trading Symbol	ECAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.70%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance relative to the Fund’s Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in the health care providers & services, and electronic equipment, instruments & components industries hurt returns ― the largest loan detractor being an overweight position in an appliance component manufacturer that entered Chapter 11 bankruptcy

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― detracted from returns relative to the Index

↓ During a period of strong performance by floating-rate loans and high yield bonds, the Fund’s modest cash position detracted from Index-relative returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed to Fund returns versus the Index

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, commercial mortgage-backed securities, investment-grade corporate bonds, and emerging-market corporate bonds contributed to returns versus the Index during the period

↑ Within the Fund’s high yield bond allocation, selections in the diversified media, capital goods, and diversified financial services industries helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Hgd	Morningstar® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000	$10,000	$10,000
11/14	$10,099	$10,054	$10,003	$9,957	$10,050
12/14	$9,994	$10,036	$9,877	$9,830	$9,924
1/15	$10,155	$10,227	$9,930	$9,903	$9,956
2/15	$10,296	$10,167	$10,115	$10,133	$10,097
3/15	$10,295	$10,209	$10,110	$10,084	$10,134
4/15	$10,365	$10,197	$10,210	$10,192	$10,228
5/15	$10,396	$10,180	$10,234	$10,221	$10,247
6/15	$10,178	$10,066	$10,133	$10,061	$10,204
7/15	$10,239	$10,125	$10,116	$10,028	$10,203
8/15	$9,854	$10,095	$9,999	$9,867	$10,132
9/15	$9,668	$10,134	$9,841	$9,620	$10,066
10/15	$9,993	$10,167	$9,969	$9,886	$10,048
11/15	$9,963	$10,130	$9,839	$9,716	$9,960
12/15	$9,848	$10,079	$9,666	$9,477	$9,855
1/16	$9,734	$10,190	$9,564	$9,337	$9,791
2/16	$9,755	$10,263	$9,556	$9,371	$9,739
3/16	$10,092	$10,388	$9,898	$9,784	$10,008
4/16	$10,175	$10,459	$10,176	$10,139	$10,206
5/16	$10,154	$10,467	$10,252	$10,201	$10,297
6/16	$10,309	$10,652	$10,297	$10,287	$10,300
7/16	$10,549	$10,739	$10,501	$10,548	$10,447
8/16	$10,549	$10,751	$10,657	$10,781	$10,525
9/16	$10,549	$10,753	$10,727	$10,831	$10,616
10/16	$10,435	$10,682	$10,794	$10,876	$10,704
11/16	$10,351	$10,442	$10,787	$10,833	$10,732
12/16	$10,489	$10,473	$10,956	$11,047	$10,856
1/17	$10,616	$10,510	$11,056	$11,187	$10,917
2/17	$10,753	$10,591	$11,165	$11,353	$10,972
3/17	$10,833	$10,588	$11,161	$11,335	$10,981
4/17	$10,938	$10,675	$11,249	$11,465	$11,029
5/17	$11,086	$10,758	$11,320	$11,568	$11,069
6/17	$11,074	$10,749	$11,328	$11,588	$11,064
7/17	$11,212	$10,802	$11,430	$11,717	$11,140
8/17	$11,275	$10,895	$11,431	$11,725	$11,135
9/17	$11,313	$10,857	$11,502	$11,825	$11,179
10/17	$11,408	$10,870	$11,568	$11,890	$11,246
11/17	$11,493	$10,854	$11,558	$11,854	$11,259
12/17	$11,592	$10,901	$11,596	$11,885	$11,303
1/18	$11,806	$10,797	$11,688	$11,959	$11,412
2/18	$11,463	$10,694	$11,651	$11,861	$11,435
3/18	$11,449	$10,748	$11,640	$11,804	$11,467
4/18	$11,460	$10,676	$11,705	$11,888	$11,514
5/18	$11,438	$10,735	$11,708	$11,873	$11,534
6/18	$11,376	$10,719	$11,727	$11,899	$11,547
7/18	$11,538	$10,741	$11,842	$12,044	$11,633
8/18	$11,506	$10,794	$11,905	$12,123	$11,679
9/18	$11,545	$10,748	$11,977	$12,187	$11,760
10/18	$11,480	$10,658	$11,888	$12,009	$11,756
11/18	$11,365	$10,706	$11,769	$11,878	$11,650
12/18	$11,185	$10,874	$11,511	$11,660	$11,353
1/19	$11,517	$11,024	$11,897	$12,144	$11,642
2/19	$11,673	$11,036	$12,097	$12,360	$11,828
3/19	$11,726	$11,235	$12,149	$12,488	$11,807
4/19	$11,846	$11,251	$12,337	$12,668	$12,002
5/19	$11,799	$11,423	$12,250	$12,516	$11,976
6/19	$11,956	$11,585	$12,415	$12,823	$12,005
7/19	$12,039	$11,619	$12,500	$12,896	$12,101
8/19	$12,069	$11,882	$12,515	$12,961	$12,068
9/19	$12,111	$11,830	$12,559	$12,994	$12,124
10/19	$12,103	$11,869	$12,542	$13,016	$12,070
11/19	$12,174	$11,866	$12,607	$13,075	$12,141
12/19	$12,367	$11,884	$12,829	$13,327	$12,334
1/20	$12,399	$12,097	$12,867	$13,331	$12,403
2/20	$12,202	$12,278	$12,682	$13,123	$12,239
3/20	$10,654	$12,039	$11,139	$11,554	$10,725
4/20	$11,065	$12,280	$11,629	$12,050	$11,208
5/20	$11,511	$12,394	$12,092	$12,552	$11,634
6/20	$11,605	$12,498	$12,232	$12,699	$11,766
7/20	$11,856	$12,717	$12,605	$13,226	$11,996
8/20	$11,995	$12,644	$12,768	$13,371	$12,176
9/20	$11,935	$12,621	$12,750	$13,248	$12,253
10/20	$11,933	$12,576	$12,790	$13,305	$12,278
11/20	$12,316	$12,740	$13,192	$13,845	$12,551
12/20	$12,470	$12,784	$13,390	$14,074	$12,720
1/21	$12,540	$12,704	$13,500	$14,137	$12,871
2/21	$12,608	$12,540	$13,567	$14,195	$12,947
3/21	$12,602	$12,394	$13,586	$14,236	$12,946
4/21	$12,681	$12,498	$13,689	$14,377	$13,013
5/21	$12,737	$12,546	$13,747	$14,416	$13,089
6/21	$12,817	$12,637	$13,853	$14,586	$13,137
7/21	$12,814	$12,764	$13,878	$14,640	$13,135
8/21	$12,872	$12,756	$13,946	$14,713	$13,198
9/21	$12,881	$12,647	$13,991	$14,715	$13,282
10/21	$12,877	$12,636	$13,991	$14,674	$13,318
11/21	$12,788	$12,652	$13,917	$14,543	$13,297
12/21	$12,909	$12,643	$14,077	$14,784	$13,382
1/22	$12,762	$12,366	$13,934	$14,429	$13,430
2/22	$12,602	$12,197	$13,803	$14,234	$13,361
3/22	$12,525	$11,870	$13,765	$14,147	$13,368
4/22	$12,328	$11,427	$13,548	$13,671	$13,397
5/22	$12,121	$11,490	$13,366	$13,653	$13,054
6/22	$11,610	$11,261	$12,768	$12,727	$12,771
7/22	$12,022	$11,544	$13,278	$13,472	$13,044
8/22	$11,981	$11,244	$13,241	$13,195	$13,241
9/22	$11,611	$10,759	$12,827	$12,670	$12,939
10/22	$11,785	$10,641	$13,061	$13,006	$13,068
11/22	$12,015	$11,038	$13,292	$13,311	$13,224
12/22	$11,984	$11,001	$13,274	$13,219	$13,278
1/23	$12,333	$11,342	$13,702	$13,719	$13,633
2/23	$12,263	$11,063	$13,679	$13,594	$13,711
3/23	$12,349	$11,323	$13,735	$13,710	$13,707
4/23	$12,422	$11,392	$13,867	$13,830	$13,851
5/23	$12,343	$11,274	$13,821	$13,763	$13,826
6/23	$12,523	$11,256	$14,071	$13,948	$14,139
7/23	$12,680	$11,267	$14,259	$14,143	$14,320
8/23	$12,750	$11,200	$14,366	$14,189	$14,488
9/23	$12,724	$10,932	$14,381	$14,082	$14,628
10/23	$12,648	$10,768	$14,311	$13,948	$14,625
11/23	$12,971	$11,253	$14,698	$14,531	$14,803
12/23	$13,281	$11,680	$15,076	$15,039	$15,047
1/24	$13,340	$11,652	$15,145	$15,075	$15,149
2/24	$13,396	$11,512	$15,241	$15,129	$15,287
3/24	$13,511	$11,625	$15,382	$15,280	$15,417
4/24	$13,485	$11,353	$15,370	$15,165	$15,510
5/24	$13,627	$11,542	$15,528	$15,334	$15,655
6/24	$13,700	$11,647	$15,624	$15,471	$15,710
7/24	$13,830	$11,911	$15,819	$15,752	$15,817
8/24	$13,959	$12,087	$15,990	$15,992	$15,917
9/24	$14,062	$12,253	$16,169	$16,236	$16,031
10/24	$14,302	$11,974	$16,218	$16,195	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	11.39%	3.08%	3.64%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	10.39%	3.08%	3.64%
Bloomberg U.S. Universal IndexFootnote Reference2	11.20%	0.18%	1.82%
ICE BofA DM HY ex-Sub Financials Hgd	16.11%	4.46%	4.93%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%
Blended IndexFootnote Reference3	13.32%	5.27%	4.95%

AssetsNet	$ 527,909,750
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 2,744,885
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$527,909,750
# of Portfolio Holdings	745
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$2,744,885

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Commercial Mortgage-Backed Securities	1.6%
Collateralized Mortgage Obligations	2.2%
Short-Term Investments	2.6%
Asset-Backed Securities	6.8%
Senior Floating-Rate Loans	33.1%
Corporate Bonds	52.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.2%
Not Rated	6.3%
CCC or Lower	8.8%
B	43.3%
BB	32.4%
BBB	7.2%
A	0.5%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104670
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class I
Trading Symbol	EIAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance relative to the Fund’s Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in the health care providers & services, and electronic equipment, instruments & components industries hurt returns ― the largest loan detractor being an overweight position in an appliance component manufacturer that entered Chapter 11 bankruptcy

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― detracted from returns relative to the Index

↓ During a period of strong performance by floating-rate loans and high yield bonds, the Fund’s modest cash position detracted from Index-relative returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed to Fund returns versus the Index

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, commercial mortgage-backed securities, investment-grade corporate bonds, and emerging-market corporate bonds contributed to returns versus the Index during the period

↑ Within the Fund’s high yield bond allocation, selections in the diversified media, capital goods, and diversified financial services industries helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Hgd	Morningstar® LSTA® US Leveraged Loan Index℠
10/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/14	$1,011,901	$1,005,397	$1,000,316	$995,665	$1,004,967
12/14	$1,001,521	$1,003,580	$987,688	$983,020	$992,356
1/15	$1,018,599	$1,022,684	$992,967	$990,266	$995,649
2/15	$1,033,664	$1,016,723	$1,011,522	$1,013,305	$1,009,696
3/15	$1,034,642	$1,020,920	$1,010,950	$1,008,396	$1,013,447
4/15	$1,042,737	$1,019,735	$1,021,003	$1,019,174	$1,022,770
5/15	$1,046,783	$1,017,951	$1,023,417	$1,022,079	$1,024,690
6/15	$1,025,515	$1,006,590	$1,013,260	$1,006,068	$1,020,403
7/15	$1,032,656	$1,012,452	$1,011,595	$1,002,824	$1,020,340
8/15	$993,921	$1,009,468	$999,916	$986,682	$1,013,203
9/15	$977,481	$1,013,420	$984,140	$961,956	$1,006,623
10/15	$1,010,271	$1,016,659	$996,860	$988,579	$1,004,785
11/15	$1,008,223	$1,012,952	$983,944	$971,621	$995,983
12/15	$997,202	$1,007,891	$966,643	$947,655	$985,526
1/16	$985,738	$1,019,017	$956,360	$933,681	$979,091
2/16	$989,904	$1,026,256	$955,598	$937,112	$973,932
3/16	$1,024,363	$1,038,833	$989,799	$978,365	$1,000,771
4/16	$1,033,851	$1,045,911	$1,017,619	$1,013,941	$1,020,638
5/16	$1,032,799	$1,046,728	$1,025,228	$1,020,065	$1,029,737
6/16	$1,049,812	$1,065,155	$1,029,654	$1,028,656	$1,029,955
7/16	$1,074,201	$1,073,933	$1,050,125	$1,054,845	$1,044,688
8/16	$1,075,265	$1,075,091	$1,065,650	$1,078,113	$1,052,533
9/16	$1,075,741	$1,075,347	$1,072,707	$1,083,077	$1,061,626
10/16	$1,065,109	$1,068,213	$1,079,352	$1,087,556	$1,070,389
11/16	$1,057,664	$1,044,202	$1,078,668	$1,083,299	$1,073,222
12/16	$1,072,269	$1,047,304	$1,095,567	$1,104,716	$1,085,632
1/17	$1,087,327	$1,050,999	$1,105,566	$1,118,700	$1,091,706
2/17	$1,101,309	$1,059,108	$1,116,540	$1,135,295	$1,097,184
3/17	$1,110,981	$1,058,753	$1,116,101	$1,133,490	$1,098,067
4/17	$1,121,763	$1,067,538	$1,124,935	$1,146,485	$1,102,860
5/17	$1,139,022	$1,075,775	$1,132,041	$1,156,777	$1,106,892
6/17	$1,138,562	$1,074,863	$1,132,786	$1,158,794	$1,106,418
7/17	$1,152,639	$1,080,216	$1,142,980	$1,171,678	$1,114,031
8/17	$1,161,306	$1,089,536	$1,143,110	$1,172,461	$1,113,540
9/17	$1,165,121	$1,085,702	$1,150,231	$1,182,486	$1,117,893
10/17	$1,175,995	$1,087,005	$1,156,824	$1,188,968	$1,124,579
11/17	$1,186,858	$1,085,360	$1,155,782	$1,185,446	$1,125,884
12/17	$1,196,750	$1,090,145	$1,159,579	$1,188,541	$1,130,343
1/18	$1,221,107	$1,079,655	$1,168,753	$1,195,908	$1,141,223
2/18	$1,186,790	$1,069,417	$1,165,136	$1,186,132	$1,143,489
3/18	$1,185,086	$1,074,811	$1,163,985	$1,180,445	$1,146,711
4/18	$1,188,426	$1,067,639	$1,170,489	$1,188,759	$1,151,449
5/18	$1,186,198	$1,073,462	$1,170,770	$1,187,326	$1,153,390
6/18	$1,181,066	$1,071,905	$1,172,720	$1,189,912	$1,154,720
7/18	$1,197,811	$1,074,148	$1,184,181	$1,204,375	$1,163,254
8/18	$1,195,583	$1,079,440	$1,190,459	$1,212,314	$1,167,921
9/18	$1,201,839	$1,074,815	$1,197,678	$1,218,682	$1,175,951
10/18	$1,196,224	$1,065,824	$1,188,773	$1,200,938	$1,175,586
11/18	$1,185,305	$1,070,617	$1,176,893	$1,187,770	$1,164,980
12/18	$1,167,464	$1,087,367	$1,151,127	$1,165,988	$1,135,333
1/19	$1,203,531	$1,102,360	$1,189,674	$1,214,383	$1,164,246
2/19	$1,219,702	$1,103,561	$1,209,709	$1,235,957	$1,182,778
3/19	$1,226,177	$1,123,489	$1,214,915	$1,248,752	$1,180,713
4/19	$1,240,935	$1,125,062	$1,233,741	$1,266,829	$1,200,213
5/19	$1,237,123	$1,142,296	$1,224,987	$1,251,599	$1,197,610
6/19	$1,254,551	$1,158,453	$1,241,511	$1,282,331	$1,200,512
7/19	$1,264,209	$1,161,901	$1,250,022	$1,289,633	$1,210,136
8/19	$1,268,444	$1,188,192	$1,251,457	$1,296,139	$1,206,810
9/19	$1,273,484	$1,183,044	$1,255,928	$1,299,354	$1,212,440
10/19	$1,273,671	$1,186,867	$1,254,201	$1,301,626	$1,206,986
11/19	$1,282,154	$1,186,629	$1,260,704	$1,307,475	$1,214,077
12/19	$1,303,591	$1,188,398	$1,282,902	$1,332,659	$1,233,447
1/20	$1,308,046	$1,209,727	$1,286,717	$1,333,139	$1,240,338
2/20	$1,287,023	$1,227,840	$1,268,158	$1,312,300	$1,223,946
3/20	$1,125,028	$1,203,856	$1,113,886	$1,155,350	$1,072,542
4/20	$1,170,524	$1,227,971	$1,162,897	$1,205,012	$1,120,824
5/20	$1,217,438	$1,239,440	$1,209,199	$1,255,232	$1,163,366
6/20	$1,228,331	$1,249,782	$1,223,168	$1,269,947	$1,176,608
7/20	$1,257,293	$1,271,736	$1,260,472	$1,322,553	$1,199,636
8/20	$1,273,008	$1,264,402	$1,276,814	$1,337,092	$1,217,554
9/20	$1,267,792	$1,262,124	$1,274,978	$1,324,769	$1,225,275
10/20	$1,268,646	$1,257,613	$1,279,019	$1,330,472	$1,227,767
11/20	$1,310,316	$1,274,024	$1,319,220	$1,384,491	$1,255,096
12/20	$1,327,883	$1,278,423	$1,339,015	$1,407,409	$1,271,986
1/21	$1,336,431	$1,270,388	$1,349,963	$1,413,689	$1,287,110
2/21	$1,344,740	$1,253,996	$1,356,725	$1,419,545	$1,294,673
3/21	$1,345,217	$1,239,403	$1,358,624	$1,423,554	$1,294,641
4/21	$1,354,702	$1,249,825	$1,368,869	$1,437,707	$1,301,294
5/21	$1,361,830	$1,254,592	$1,374,692	$1,441,589	$1,308,853
6/21	$1,371,576	$1,263,738	$1,385,340	$1,458,582	$1,313,701
7/21	$1,372,432	$1,276,427	$1,387,829	$1,464,017	$1,313,527
8/21	$1,378,452	$1,275,575	$1,394,584	$1,471,316	$1,319,764
9/21	$1,381,919	$1,264,683	$1,399,145	$1,471,486	$1,328,244
10/21	$1,382,660	$1,263,649	$1,399,056	$1,467,376	$1,331,786
11/21	$1,374,259	$1,265,175	$1,391,730	$1,454,348	$1,329,662
12/21	$1,388,414	$1,264,322	$1,407,694	$1,478,419	$1,338,159
1/22	$1,373,745	$1,236,603	$1,393,363	$1,442,940	$1,343,025
2/22	$1,356,349	$1,219,743	$1,380,333	$1,423,361	$1,336,129
3/22	$1,349,140	$1,187,019	$1,376,460	$1,414,695	$1,336,768
4/22	$1,329,124	$1,142,746	$1,354,777	$1,367,054	$1,339,669
5/22	$1,309,301	$1,149,034	$1,336,586	$1,365,314	$1,305,398
6/22	$1,255,267	$1,126,073	$1,276,796	$1,272,738	$1,277,121
7/22	$1,300,726	$1,154,385	$1,327,766	$1,347,214	$1,304,355
8/22	$1,296,181	$1,124,375	$1,324,126	$1,319,481	$1,324,052
9/22	$1,257,197	$1,075,933	$1,282,729	$1,267,032	$1,293,895
10/22	$1,278,549	$1,064,128	$1,306,075	$1,300,562	$1,306,753
11/22	$1,303,131	$1,103,805	$1,329,237	$1,331,111	$1,322,406
12/22	$1,302,249	$1,100,056	$1,327,394	$1,321,949	$1,327,841
1/23	$1,341,245	$1,134,180	$1,370,186	$1,371,921	$1,363,259
2/23	$1,333,347	$1,106,311	$1,367,893	$1,359,415	$1,371,123
3/23	$1,345,185	$1,132,265	$1,373,530	$1,371,046	$1,370,692
4/23	$1,352,818	$1,139,182	$1,386,737	$1,382,993	$1,385,108
5/23	$1,345,383	$1,127,371	$1,382,087	$1,376,259	$1,382,564
6/23	$1,367,508	$1,125,619	$1,407,060	$1,394,832	$1,413,868
7/23	$1,385,804	$1,126,738	$1,425,908	$1,414,274	$1,432,041
8/23	$1,394,630	$1,119,953	$1,436,582	$1,418,876	$1,448,819
9/23	$1,392,998	$1,093,247	$1,438,112	$1,408,245	$1,462,762
10/23	$1,385,898	$1,076,807	$1,431,117	$1,394,799	$1,462,497
11/23	$1,422,379	$1,125,268	$1,469,776	$1,453,144	$1,480,335
12/23	$1,457,520	$1,167,966	$1,507,566	$1,503,925	$1,504,726
1/24	$1,465,195	$1,165,171	$1,514,451	$1,507,509	$1,514,884
2/24	$1,471,107	$1,151,201	$1,524,066	$1,512,944	$1,528,658
3/24	$1,486,408	$1,162,504	$1,538,157	$1,528,031	$1,541,681
4/24	$1,484,823	$1,135,338	$1,536,993	$1,516,525	$1,550,957
5/24	$1,500,171	$1,154,158	$1,552,760	$1,533,398	$1,565,521
6/24	$1,511,008	$1,164,708	$1,562,418	$1,547,117	$1,570,989
7/24	$1,526,639	$1,191,145	$1,581,911	$1,575,170	$1,581,703
8/24	$1,542,144	$1,208,679	$1,599,011	$1,599,230	$1,591,738
9/24	$1,554,720	$1,225,257	$1,616,882	$1,623,568	$1,603,094
10/24	$1,559,069	$1,197,428	$1,621,795	$1,619,465	$1,616,889

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.49%	4.12%	4.54%
Bloomberg U.S. Universal IndexFootnote Reference2	11.20%	0.18%	1.82%
ICE BofA DM HY ex-Sub Financials Hgd	16.11%	4.46%	4.93%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%
Blended IndexFootnote Reference3	13.32%	5.27%	4.95%

AssetsNet	$ 527,909,750
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 2,744,885
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$527,909,750
# of Portfolio Holdings	745
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$2,744,885

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Commercial Mortgage-Backed Securities	1.6%
Collateralized Mortgage Obligations	2.2%
Short-Term Investments	2.6%
Asset-Backed Securities	6.8%
Senior Floating-Rate Loans	33.1%
Corporate Bonds	52.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.2%
Not Rated	6.3%
CCC or Lower	8.8%
B	43.3%
BB	32.4%
BBB	7.2%
A	0.5%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000215014
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class R6
Trading Symbol	ERAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance relative to the Fund’s Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in the health care providers & services, and electronic equipment, instruments & components industries hurt returns ― the largest loan detractor being an overweight position in an appliance component manufacturer that entered Chapter 11 bankruptcy

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― detracted from returns relative to the Index

↓ During a period of strong performance by floating-rate loans and high yield bonds, the Fund’s modest cash position detracted from Index-relative returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed to Fund returns versus the Index

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, commercial mortgage-backed securities, investment-grade corporate bonds, and emerging-market corporate bonds contributed to returns versus the Index during the period

↑ Within the Fund’s high yield bond allocation, selections in the diversified media, capital goods, and diversified financial services industries helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Hgd	Morningstar® LSTA® US Leveraged Loan Index℠
10/14	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000
11/14	$5,059,506	$5,026,983	$5,001,581	$4,978,326	$5,024,836
12/14	$5,007,605	$5,017,901	$4,938,438	$4,915,098	$4,961,781
1/15	$5,092,995	$5,113,418	$4,964,833	$4,951,331	$4,978,245
2/15	$5,168,318	$5,083,617	$5,057,610	$5,066,525	$5,048,479
3/15	$5,173,211	$5,104,598	$5,054,752	$5,041,978	$5,067,234
4/15	$5,213,687	$5,098,676	$5,105,017	$5,095,870	$5,113,849
5/15	$5,233,914	$5,089,756	$5,117,084	$5,110,396	$5,123,449
6/15	$5,127,577	$5,032,951	$5,066,302	$5,030,341	$5,102,017
7/15	$5,163,278	$5,062,258	$5,057,976	$5,014,118	$5,101,701
8/15	$4,969,607	$5,047,342	$4,999,578	$4,933,410	$5,066,014
9/15	$4,887,407	$5,067,099	$4,920,699	$4,809,778	$5,033,115
10/15	$5,051,355	$5,083,296	$4,984,300	$4,942,893	$5,023,927
11/15	$5,041,115	$5,064,759	$4,919,720	$4,858,105	$4,979,917
12/15	$4,986,011	$5,039,457	$4,833,217	$4,738,276	$4,927,628
1/16	$4,928,691	$5,095,087	$4,781,802	$4,668,405	$4,895,453
2/16	$4,949,519	$5,131,280	$4,777,990	$4,685,559	$4,869,659
3/16	$5,121,815	$5,194,166	$4,948,993	$4,891,824	$5,003,856
4/16	$5,169,257	$5,229,555	$5,088,096	$5,069,707	$5,103,190
5/16	$5,163,997	$5,233,640	$5,126,140	$5,100,325	$5,148,685
6/16	$5,249,062	$5,325,777	$5,148,270	$5,143,282	$5,149,773
7/16	$5,371,004	$5,369,663	$5,250,627	$5,274,226	$5,223,440
8/16	$5,376,324	$5,375,456	$5,328,250	$5,390,563	$5,262,665
9/16	$5,378,705	$5,376,733	$5,363,534	$5,415,387	$5,308,130
10/16	$5,325,544	$5,341,063	$5,396,760	$5,437,779	$5,351,946
11/16	$5,288,318	$5,221,011	$5,393,341	$5,416,497	$5,366,111
12/16	$5,361,347	$5,236,520	$5,477,834	$5,523,579	$5,428,159
1/17	$5,436,637	$5,254,995	$5,527,830	$5,593,498	$5,458,532
2/17	$5,506,546	$5,295,541	$5,582,700	$5,676,475	$5,485,921
3/17	$5,554,904	$5,293,767	$5,580,506	$5,667,449	$5,490,333
4/17	$5,608,813	$5,337,691	$5,624,676	$5,732,423	$5,514,301
5/17	$5,695,112	$5,378,873	$5,660,204	$5,783,883	$5,534,462
6/17	$5,692,809	$5,374,313	$5,663,928	$5,793,970	$5,532,091
7/17	$5,763,195	$5,401,082	$5,714,900	$5,858,389	$5,570,155
8/17	$5,806,530	$5,447,680	$5,715,551	$5,862,306	$5,567,700
9/17	$5,825,603	$5,428,508	$5,751,157	$5,912,428	$5,589,467
10/17	$5,879,973	$5,435,026	$5,784,120	$5,944,841	$5,622,897
11/17	$5,934,288	$5,426,801	$5,778,909	$5,927,231	$5,629,422
12/17	$5,983,751	$5,450,725	$5,797,895	$5,942,703	$5,651,716
1/18	$6,105,534	$5,398,274	$5,843,766	$5,979,540	$5,706,113
2/18	$5,933,948	$5,347,087	$5,825,682	$5,930,658	$5,717,443
3/18	$5,925,432	$5,374,056	$5,819,926	$5,902,227	$5,733,554
4/18	$5,942,131	$5,338,197	$5,852,445	$5,943,797	$5,757,245
5/18	$5,930,990	$5,367,309	$5,853,851	$5,936,632	$5,766,951
6/18	$5,905,328	$5,359,525	$5,863,599	$5,949,558	$5,773,602
7/18	$5,989,055	$5,370,741	$5,920,904	$6,021,877	$5,816,272
8/18	$5,977,914	$5,397,201	$5,952,295	$6,061,569	$5,839,607
9/18	$6,009,196	$5,374,074	$5,988,391	$6,093,412	$5,879,756
10/18	$5,981,119	$5,329,118	$5,943,865	$6,004,691	$5,877,931
11/18	$5,926,525	$5,353,085	$5,884,467	$5,938,852	$5,824,901
12/18	$5,837,318	$5,436,837	$5,755,635	$5,829,941	$5,676,667
1/19	$6,017,656	$5,511,800	$5,948,369	$6,071,917	$5,821,231
2/19	$6,098,509	$5,517,807	$6,048,545	$6,179,783	$5,913,888
3/19	$6,130,886	$5,617,446	$6,074,575	$6,243,761	$5,903,564
4/19	$6,204,673	$5,625,309	$6,168,707	$6,334,147	$6,001,067
5/19	$6,185,613	$5,711,481	$6,124,936	$6,257,993	$5,988,052
6/19	$6,272,753	$5,792,265	$6,207,553	$6,411,656	$6,002,560
7/19	$6,321,047	$5,809,507	$6,250,108	$6,448,166	$6,050,679
8/19	$6,342,219	$5,940,961	$6,257,283	$6,480,694	$6,034,049
9/19	$6,367,420	$5,915,222	$6,279,640	$6,496,770	$6,062,199
10/19	$6,370,140	$5,934,333	$6,271,006	$6,508,130	$6,034,929
11/19	$6,406,572	$5,933,147	$6,303,519	$6,537,377	$6,070,386
12/19	$6,519,716	$5,941,988	$6,414,508	$6,663,294	$6,167,233
1/20	$6,542,426	$6,048,634	$6,433,583	$6,665,693	$6,201,692
2/20	$6,436,784	$6,139,202	$6,340,788	$6,561,499	$6,119,732
3/20	$5,632,456	$6,019,281	$5,569,429	$5,776,751	$5,362,710
4/20	$5,854,139	$6,139,856	$5,814,486	$6,025,059	$5,604,122
5/20	$6,089,060	$6,197,201	$6,045,994	$6,276,159	$5,816,829
6/20	$6,143,971	$6,248,911	$6,115,841	$6,349,734	$5,883,038
7/20	$6,283,149	$6,358,678	$6,302,360	$6,612,764	$5,998,178
8/20	$6,368,186	$6,322,012	$6,384,068	$6,685,458	$6,087,770
9/20	$6,336,178	$6,310,618	$6,374,892	$6,623,846	$6,126,373
10/20	$6,339,891	$6,288,063	$6,395,096	$6,652,359	$6,138,834
11/20	$6,554,949	$6,370,118	$6,596,098	$6,922,455	$6,275,482
12/20	$6,643,109	$6,392,115	$6,695,073	$7,037,045	$6,359,930
1/21	$6,686,154	$6,351,938	$6,749,813	$7,068,447	$6,435,550
2/21	$6,728,010	$6,269,979	$6,783,625	$7,097,727	$6,473,367
3/21	$6,723,877	$6,197,013	$6,793,118	$7,117,769	$6,473,206
4/21	$6,771,653	$6,249,123	$6,844,343	$7,188,537	$6,506,471
5/21	$6,807,471	$6,272,959	$6,873,459	$7,207,943	$6,544,264
6/21	$6,862,788	$6,318,690	$6,926,701	$7,292,910	$6,568,503
7/21	$6,867,220	$6,382,137	$6,939,147	$7,320,085	$6,567,634
8/21	$6,897,575	$6,377,877	$6,972,921	$7,356,579	$6,598,822
9/21	$6,915,248	$6,323,413	$6,995,724	$7,357,428	$6,641,221
10/21	$6,919,005	$6,318,245	$6,995,281	$7,336,879	$6,658,928
11/21	$6,877,164	$6,325,877	$6,958,651	$7,271,742	$6,648,308
12/21	$6,941,731	$6,321,611	$7,038,472	$7,392,093	$6,690,797
1/22	$6,875,060	$6,183,015	$6,966,816	$7,214,700	$6,715,127
2/22	$6,788,323	$6,098,716	$6,901,664	$7,116,806	$6,680,647
3/22	$6,752,777	$5,935,095	$6,882,302	$7,073,474	$6,683,839
4/22	$6,652,766	$5,713,731	$6,773,886	$6,835,268	$6,698,344
5/22	$6,553,831	$5,745,169	$6,682,931	$6,826,569	$6,526,988
6/22	$6,283,640	$5,630,366	$6,383,980	$6,363,688	$6,385,605
7/22	$6,511,502	$5,771,925	$6,638,832	$6,736,069	$6,521,776
8/22	$6,488,957	$5,621,876	$6,620,628	$6,597,406	$6,620,262
9/22	$6,294,059	$5,379,665	$6,413,645	$6,335,159	$6,469,475
10/22	$6,394,291	$5,320,638	$6,530,375	$6,502,809	$6,533,762
11/22	$6,524,413	$5,519,025	$6,646,186	$6,655,557	$6,612,028
12/22	$6,513,459	$5,500,280	$6,636,969	$6,609,744	$6,639,203
1/23	$6,708,989	$5,670,901	$6,850,929	$6,859,603	$6,816,295
2/23	$6,676,482	$5,531,557	$6,839,465	$6,797,077	$6,855,614
3/23	$6,736,039	$5,661,324	$6,867,649	$6,855,229	$6,853,461
4/23	$6,774,438	$5,695,908	$6,933,685	$6,914,964	$6,925,542
5/23	$6,737,305	$5,636,854	$6,910,437	$6,881,294	$6,912,822
6/23	$6,841,268	$5,628,094	$7,035,298	$6,974,161	$7,069,338
7/23	$6,933,140	$5,633,689	$7,129,542	$7,071,369	$7,160,203
8/23	$6,984,724	$5,599,763	$7,182,908	$7,094,381	$7,244,093
9/23	$6,969,592	$5,466,236	$7,190,562	$7,041,224	$7,313,810
10/23	$6,934,239	$5,384,034	$7,155,583	$6,973,997	$7,312,483
11/23	$7,124,486	$5,626,342	$7,348,881	$7,265,720	$7,401,673
12/23	$7,300,746	$5,839,829	$7,537,830	$7,519,626	$7,523,630
1/24	$7,339,432	$5,825,853	$7,572,255	$7,537,547	$7,574,419
2/24	$7,369,278	$5,756,004	$7,620,330	$7,564,721	$7,643,290
3/24	$7,446,172	$5,812,519	$7,690,786	$7,640,157	$7,708,406
4/24	$7,438,368	$5,676,689	$7,684,965	$7,582,625	$7,754,784
5/24	$7,515,488	$5,770,788	$7,763,800	$7,666,989	$7,827,607
6/24	$7,570,016	$5,823,542	$7,812,090	$7,735,586	$7,854,947
7/24	$7,648,568	$5,955,723	$7,909,554	$7,875,849	$7,908,516
8/24	$7,718,758	$6,043,397	$7,995,054	$7,996,151	$7,958,692
9/24	$7,789,780	$6,126,285	$8,084,410	$8,117,841	$8,015,472
10/24	$7,811,865	$5,987,140	$8,108,977	$8,097,326	$8,084,443

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	12.66%	4.16%	4.56%
Bloomberg U.S. Universal IndexFootnote Reference3	11.20%	0.18%	1.82%
ICE BofA DM HY ex-Sub Financials Hgd	16.11%	4.46%	4.93%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%
Blended IndexFootnote Reference4	13.32%	5.27%	4.95%

AssetsNet	$ 527,909,750
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 2,744,885
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$527,909,750
# of Portfolio Holdings	745
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$2,744,885

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Commercial Mortgage-Backed Securities	1.6%
Collateralized Mortgage Obligations	2.2%
Short-Term Investments	2.6%
Asset-Backed Securities	6.8%
Senior Floating-Rate Loans	33.1%
Corporate Bonds	52.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.2%
Not Rated	6.3%
CCC or Lower	8.8%
B	43.3%
BB	32.4%
BBB	7.2%
A	0.5%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014419
Shareholder Report [Line Items]
Fund Name	Parametric Tax-Managed International Equity Fund
Class Name	Class A
Trading Symbol	ETIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Tax-Managed International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.05%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed International Equity Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Security selections in Japan ― particularly mid-cap and small-cap stocks in the real estate sector, which underperformed the Index ― detracted from returns

↓ Sector diversification in Japan hurt returns due, in part, to an underweight exposure to industrials, which rallied during a period of strong global demand

↓ Stock selections in Australia hampered performance, partly the result of excluding high beta stocks in the real estate sector, which outperformed the Index

↑ Diversification by country ― via a system of target country weights and systematically rebalancing them as they change ― contributed to Index-relative returns

↑ Country diversification ― the Fund held underweight exposures to larger countries and overweight exposures to smaller countries ― helped Index-relative returns

↑ Security selections in Sweden ― particularly small-cap stocks in the communication services sector, which performed well ― helped Index-relative returns

↑ Active sector allocations in Denmark helped performance, partly due to an overweight exposure to the materials sector, which performed well during the period

↑ Stock selections in Belgium ― particularly allocations to mid-cap and small-cap companies in the materials sector ― helped relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI EAFE Index
10/14	$9,475	$10,000
11/14	$9,542	$10,136
12/14	$9,223	$9,785
1/15	$9,331	$9,833
2/15	$9,794	$10,421
3/15	$9,627	$10,262
4/15	$10,021	$10,681
5/15	$9,981	$10,627
6/15	$9,686	$10,325
7/15	$9,893	$10,540
8/15	$9,252	$9,765
9/15	$8,907	$9,269
10/15	$9,449	$9,993
11/15	$9,400	$9,838
12/15	$9,309	$9,705
1/16	$8,919	$9,003
2/16	$8,758	$8,838
3/16	$9,329	$9,414
4/16	$9,489	$9,686
5/16	$9,449	$9,598
6/16	$9,329	$9,276
7/16	$9,669	$9,746
8/16	$9,649	$9,753
9/16	$9,789	$9,873
10/16	$9,469	$9,671
11/16	$9,159	$9,478
12/16	$9,414	$9,802
1/17	$9,699	$10,087
2/17	$9,812	$10,231
3/17	$10,148	$10,513
4/17	$10,413	$10,780
5/17	$10,881	$11,176
6/17	$10,820	$11,156
7/17	$11,126	$11,478
8/17	$11,167	$11,473
9/17	$11,350	$11,759
10/17	$11,523	$11,937
11/17	$11,615	$12,063
12/17	$11,750	$12,256
1/18	$12,293	$12,871
2/18	$11,677	$12,290
3/18	$11,688	$12,069
4/18	$11,865	$12,344
5/18	$11,719	$12,067
6/18	$11,615	$11,919
7/18	$11,886	$12,213
8/18	$11,750	$11,977
9/18	$11,740	$12,081
10/18	$10,821	$11,119
11/18	$10,853	$11,105
12/18	$10,405	$10,566
1/19	$11,063	$11,260
2/19	$11,275	$11,548
3/19	$11,392	$11,620
4/19	$11,636	$11,947
5/19	$11,211	$11,373
6/19	$11,817	$12,048
7/19	$11,583	$11,895
8/19	$11,424	$11,587
9/19	$11,647	$11,919
10/19	$12,029	$12,347
11/19	$12,188	$12,486
12/19	$12,529	$12,892
1/20	$12,333	$12,623
2/20	$11,475	$11,482
3/20	$9,749	$9,949
4/20	$10,455	$10,592
5/20	$10,998	$11,053
6/20	$11,345	$11,430
7/20	$11,693	$11,696
8/20	$12,181	$12,297
9/20	$11,877	$11,978
10/20	$11,378	$11,500
11/20	$13,039	$13,282
12/20	$13,634	$13,900
1/21	$13,458	$13,752
2/21	$13,568	$14,060
3/21	$13,919	$14,383
4/21	$14,369	$14,816
5/21	$14,874	$15,299
6/21	$14,633	$15,127
7/21	$14,775	$15,241
8/21	$15,039	$15,510
9/21	$14,402	$15,060
10/21	$14,874	$15,430
11/21	$14,248	$14,712
12/21	$14,816	$15,465
1/22	$14,133	$14,718
2/22	$13,752	$14,458
3/22	$13,752	$14,551
4/22	$12,956	$13,609
5/22	$13,068	$13,711
6/22	$11,981	$12,439
7/22	$12,485	$13,059
8/22	$11,790	$12,439
9/22	$10,569	$11,275
10/22	$11,095	$11,881
11/22	$12,485	$13,220
12/22	$12,361	$13,230
1/23	$13,330	$14,302
2/23	$13,011	$14,003
3/23	$13,307	$14,350
4/23	$13,718	$14,755
5/23	$13,034	$14,131
6/23	$13,524	$14,774
7/23	$13,878	$15,252
8/23	$13,342	$14,668
9/23	$12,874	$14,167
10/23	$12,486	$13,592
11/23	$13,490	$14,854
12/23	$14,237	$15,643
1/24	$14,003	$15,733
2/24	$14,190	$16,021
3/24	$14,576	$16,548
4/24	$14,202	$16,124
5/24	$14,962	$16,749
6/24	$14,564	$16,479
7/24	$15,067	$16,962
8/24	$15,640	$17,514
9/24	$15,862	$17,675
10/24	$14,955	$16,714

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	19.82%	4.46%	4.67%
Class A with 5.25% Maximum Sales Charge	13.50%	3.33%	4.10%
MSCI EAFE Index (net of foreign withholding taxes)	22.97%	6.24%	5.27%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 36,066,656
Holdings Count | Holding	718
Advisory Fees Paid, Amount	$ 389,221
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,066,656
# of Portfolio Holdings (for Tax-Managed International Equity Portfolio)	718
Portfolio Turnover Rate (for Tax-Managed International Equity Portfolio)	17%
Total Advisory Fees Paid	$389,221

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	2.0%
Australasia/Pacific	8.5%
North America	10.7%
Asia	19.0%
Developed Europe	59.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.1%
SAP SE	1.1%
Cie Financiere Richemont SA, Class A	1.0%
Novo Nordisk AS, Class B	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.8%
Air Liquide SA	0.8%
Sanofi SA	0.8%
E.ON SE	0.7%
CSL Ltd.	0.7%
Total	8.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023.

On October 17, 2024, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. Effective as of the close of business on November 12, 2024, shares of the Fund were no longer available for purchase or exchange. All of the Fund's outstanding shares as of the close of business on November 19, 2024 were redeemed and the Fund was liquidated.

Material Fund Change Strategies [Text Block]

On October 17, 2024, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. Effective as of the close of business on November 12, 2024, shares of the Fund were no longer available for purchase or exchange. All of the Fund's outstanding shares as of the close of business on November 19, 2024 were redeemed and the Fund was liquidated.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023.
Updated Prospectus Phone Number	1-800-260-0761
C000014421
Shareholder Report [Line Items]
Fund Name	Parametric Tax-Managed International Equity Fund
Class Name	Class C
Trading Symbol	ECIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Tax-Managed International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.80%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed International Equity Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Security selections in Japan ― particularly mid-cap and small-cap stocks in the real estate sector, which underperformed the Index ― detracted from returns

↓ Sector diversification in Japan hurt returns due, in part, to an underweight exposure to industrials, which rallied during a period of strong global demand

↓ Stock selections in Australia hampered performance, partly the result of excluding high beta stocks in the real estate sector, which outperformed the Index

↑ Diversification by country ― via a system of target country weights and systematically rebalancing them as they change ― contributed to Index-relative returns

↑ Country diversification ― the Fund held underweight exposures to larger countries and overweight exposures to smaller countries ― helped Index-relative returns

↑ Security selections in Sweden ― particularly small-cap stocks in the communication services sector, which performed well ― helped Index-relative returns

↑ Active sector allocations in Denmark helped performance, partly due to an overweight exposure to the materials sector, which performed well during the period

↑ Stock selections in Belgium ― particularly allocations to mid-cap and small-cap companies in the materials sector ― helped relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index
10/14	$10,000	$10,000
11/14	$10,054	$10,136
12/14	$9,714	$9,785
1/15	$9,823	$9,833
2/15	$10,315	$10,421
3/15	$10,129	$10,262
4/15	$10,533	$10,681
5/15	$10,490	$10,627
6/15	$10,173	$10,325
7/15	$10,380	$10,540
8/15	$9,692	$9,765
9/15	$9,342	$9,269
10/15	$9,900	$9,993
11/15	$9,834	$9,838
12/15	$9,741	$9,705
1/16	$9,323	$9,003
2/16	$9,146	$8,838
3/16	$9,741	$9,414
4/16	$9,907	$9,686
5/16	$9,852	$9,598
6/16	$9,730	$9,276
7/16	$10,072	$9,746
8/16	$10,039	$9,753
9/16	$10,182	$9,873
10/16	$9,841	$9,671
11/16	$9,510	$9,478
12/16	$9,769	$9,802
1/17	$10,058	$10,087
2/17	$10,181	$10,231
3/17	$10,515	$10,513
4/17	$10,782	$10,780
5/17	$11,261	$11,176
6/17	$11,195	$11,156
7/17	$11,495	$11,478
8/17	$11,540	$11,473
9/17	$11,718	$11,759
10/17	$11,885	$11,937
11/17	$11,974	$12,063
12/17	$12,100	$12,256
1/18	$12,656	$12,871
2/18	$12,021	$12,290
3/18	$12,021	$12,069
4/18	$12,191	$12,344
5/18	$12,043	$12,067
6/18	$11,919	$11,919
7/18	$12,191	$12,213
8/18	$12,043	$11,977
9/18	$12,032	$12,081
10/18	$11,079	$11,119
11/18	$11,102	$11,105
12/18	$10,632	$10,566
1/19	$11,307	$11,260
2/19	$11,525	$11,548
3/19	$11,628	$11,620
4/19	$11,868	$11,947
5/19	$11,433	$11,373
6/19	$12,051	$12,048
7/19	$11,799	$11,895
8/19	$11,628	$11,587
9/19	$11,845	$11,919
10/19	$12,234	$12,347
11/19	$12,383	$12,486
12/19	$12,717	$12,892
1/20	$12,508	$12,623
2/20	$11,638	$11,482
3/20	$9,886	$9,949
4/20	$10,594	$10,592
5/20	$11,127	$11,053
6/20	$11,476	$11,430
7/20	$11,824	$11,696
8/20	$12,311	$12,297
9/20	$11,986	$11,978
10/20	$11,487	$11,500
11/20	$13,146	$13,282
12/20	$13,750	$13,900
1/21	$13,552	$13,752
2/21	$13,657	$14,060
3/21	$14,005	$14,383
4/21	$14,446	$14,816
5/21	$14,945	$15,299
6/21	$14,689	$15,127
7/21	$14,817	$15,241
8/21	$15,084	$15,510
9/21	$14,434	$15,060
10/21	$14,898	$15,430
11/21	$14,260	$14,712
12/21	$14,810	$15,465
1/22	$14,128	$14,718
2/22	$13,741	$14,458
3/22	$13,729	$14,551
4/22	$12,919	$13,609
5/22	$13,036	$13,711
6/22	$11,944	$12,439
7/22	$12,437	$13,059
8/22	$11,733	$12,439
9/22	$10,511	$11,275
10/22	$11,028	$11,881
11/22	$12,390	$13,220
12/22	$12,271	$13,230
1/23	$13,220	$14,302
2/23	$12,900	$14,003
3/23	$13,184	$14,350
4/23	$13,587	$14,755
5/23	$12,900	$14,131
6/23	$13,374	$14,774
7/23	$13,718	$15,252
8/23	$13,184	$14,668
9/23	$12,710	$14,167
10/23	$12,319	$13,592
11/23	$13,303	$14,854
12/23	$14,025	$15,643
1/24	$13,784	$15,733
2/24	$13,953	$16,021
3/24	$14,339	$16,548
4/24	$13,965	$16,124
5/24	$14,700	$16,749
6/24	$14,290	$16,479
7/24	$14,773	$16,962
8/24	$15,327	$17,514
9/24	$15,532	$17,675
10/24	$14,871	$16,714

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	18.94%	3.67%	4.04%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	17.94%	3.67%	4.04%
MSCI EAFE Index (net of foreign withholding taxes)	22.97%	6.24%	5.27%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 36,066,656
Holdings Count | Holding	718
Advisory Fees Paid, Amount	$ 389,221
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,066,656
# of Portfolio Holdings (for Tax-Managed International Equity Portfolio)	718
Portfolio Turnover Rate (for Tax-Managed International Equity Portfolio)	17%
Total Advisory Fees Paid	$389,221

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	2.0%
Australasia/Pacific	8.5%
North America	10.7%
Asia	19.0%
Developed Europe	59.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.1%
SAP SE	1.1%
Cie Financiere Richemont SA, Class A	1.0%
Novo Nordisk AS, Class B	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.8%
Air Liquide SA	0.8%
Sanofi SA	0.8%
E.ON SE	0.7%
CSL Ltd.	0.7%
Total	8.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023.

On October 17, 2024, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. Effective as of the close of business on November 12, 2024, shares of the Fund were no longer available for purchase or exchange. All of the Fund's outstanding shares as of the close of business on November 19, 2024 were redeemed and the Fund was liquidated.

Material Fund Change Strategies [Text Block]

On October 17, 2024, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. Effective as of the close of business on November 12, 2024, shares of the Fund were no longer available for purchase or exchange. All of the Fund's outstanding shares as of the close of business on November 19, 2024 were redeemed and the Fund was liquidated.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023.
Updated Prospectus Phone Number	1-800-260-0761
C000070574
Shareholder Report [Line Items]
Fund Name	Parametric Tax-Managed International Equity Fund
Class Name	Class I
Trading Symbol	EITIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Tax-Managed International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.80%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed International Equity Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Security selections in Japan ― particularly mid-cap and small-cap stocks in the real estate sector, which underperformed the Index ― detracted from returns

↓ Sector diversification in Japan hurt returns due, in part, to an underweight exposure to industrials, which rallied during a period of strong global demand

↓ Stock selections in Australia hampered performance, partly the result of excluding high beta stocks in the real estate sector, which outperformed the Index

↑ Diversification by country ― via a system of target country weights and systematically rebalancing them as they change ― contributed to Index-relative returns

↑ Country diversification ― the Fund held underweight exposures to larger countries and overweight exposures to smaller countries ― helped Index-relative returns

↑ Security selections in Sweden ― particularly small-cap stocks in the communication services sector, which performed well ― helped Index-relative returns

↑ Active sector allocations in Denmark helped performance, partly due to an overweight exposure to the materials sector, which performed well during the period

↑ Stock selections in Belgium ― particularly allocations to mid-cap and small-cap companies in the materials sector ― helped relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
10/14	$1,000,000	$1,000,000
11/14	$1,007,114	$1,013,602
12/14	$974,028	$978,489
1/15	$985,510	$983,273
2/15	$1,035,619	$1,042,053
3/15	$1,017,867	$1,026,223
4/15	$1,059,624	$1,068,123
5/15	$1,055,447	$1,062,656
6/15	$1,025,172	$1,032,547
7/15	$1,047,095	$1,053,986
8/15	$978,195	$976,452
9/15	$943,748	$926,872
10/15	$1,000,118	$999,325
11/15	$994,897	$983,778
12/15	$985,887	$970,523
1/16	$944,411	$900,340
2/16	$928,461	$883,846
3/16	$989,087	$941,355
4/16	$1,006,104	$968,608
5/16	$1,001,848	$959,809
6/16	$990,148	$927,591
7/16	$1,025,241	$974,602
8/16	$1,023,109	$975,294
9/16	$1,039,061	$987,275
10/16	$1,005,027	$967,080
11/16	$972,057	$947,820
12/16	$998,701	$980,230
1/17	$1,030,185	$1,008,664
2/17	$1,043,211	$1,023,088
3/17	$1,077,946	$1,051,252
4/17	$1,106,170	$1,078,001
5/17	$1,156,100	$1,117,568
6/17	$1,150,676	$1,115,591
7/17	$1,183,247	$1,147,771
8/17	$1,187,588	$1,147,339
9/17	$1,208,218	$1,175,885
10/17	$1,225,583	$1,193,741
11/17	$1,236,439	$1,206,262
12/17	$1,250,512	$1,225,624
1/18	$1,308,475	$1,287,101
2/18	$1,243,833	$1,229,006
3/18	$1,244,951	$1,206,855
4/18	$1,263,905	$1,234,411
5/18	$1,249,410	$1,206,664
6/18	$1,237,149	$1,191,921
7/18	$1,266,126	$1,221,261
8/18	$1,252,749	$1,197,675
9/18	$1,252,749	$1,208,070
10/18	$1,153,555	$1,111,917
11/18	$1,158,009	$1,110,516
12/18	$1,110,144	$1,056,607
1/19	$1,180,666	$1,126,048
2/19	$1,204,550	$1,154,752
3/19	$1,215,929	$1,162,034
4/19	$1,242,085	$1,194,705
5/19	$1,197,724	$1,137,328
6/19	$1,262,561	$1,204,800
7/19	$1,237,536	$1,189,503
8/19	$1,220,477	$1,158,688
9/19	$1,244,368	$1,191,891
10/19	$1,286,459	$1,234,715
11/19	$1,303,515	$1,248,634
12/19	$1,339,773	$1,289,214
1/20	$1,318,781	$1,262,285
2/20	$1,228,992	$1,148,178
3/20	$1,043,598	$994,932
4/20	$1,119,391	$1,059,208
5/20	$1,177,697	$1,105,331
6/20	$1,215,011	$1,142,967
7/20	$1,253,486	$1,169,608
8/20	$1,304,788	$1,229,739
9/20	$1,272,146	$1,197,786
10/20	$1,219,674	$1,149,960
11/20	$1,398,074	$1,328,219
12/20	$1,462,989	$1,389,976
1/21	$1,442,891	$1,375,167
2/21	$1,455,889	$1,406,011
3/21	$1,493,707	$1,438,340
4/21	$1,542,160	$1,481,619
5/21	$1,596,512	$1,529,936
6/21	$1,571,691	$1,512,718
7/21	$1,585,872	$1,524,108
8/21	$1,615,415	$1,550,992
9/21	$1,548,057	$1,505,981
10/21	$1,597,689	$1,543,021
11/21	$1,530,331	$1,471,203
12/21	$1,591,931	$1,546,534
1/22	$1,519,351	$1,471,800
2/22	$1,479,432	$1,445,776
3/22	$1,479,432	$1,455,069
4/22	$1,393,545	$1,360,934
5/22	$1,406,851	$1,371,136
6/22	$1,289,513	$1,243,912
7/22	$1,345,158	$1,305,896
8/22	$1,268,948	$1,243,873
9/22	$1,138,303	$1,127,512
10/22	$1,195,158	$1,188,144
11/22	$1,345,158	$1,321,971
12/22	$1,331,679	$1,323,034
1/23	$1,436,584	$1,430,169
2/23	$1,402,027	$1,400,326
3/23	$1,434,116	$1,435,032
4/23	$1,479,781	$1,475,547
5/23	$1,405,730	$1,413,105
6/23	$1,458,800	$1,477,415
7/23	$1,498,293	$1,525,219
8/23	$1,440,287	$1,466,784
9/23	$1,389,686	$1,416,682
10/23	$1,348,958	$1,359,247
11/23	$1,457,565	$1,485,409
12/23	$1,538,472	$1,564,328
1/24	$1,513,106	$1,573,330
2/24	$1,533,399	$1,602,129
3/24	$1,576,522	$1,654,823
4/24	$1,535,936	$1,612,445
5/24	$1,618,377	$1,674,903
6/24	$1,575,254	$1,647,863
7/24	$1,629,792	$1,696,206
8/24	$1,691,939	$1,751,360
9/24	$1,716,037	$1,767,533
10/24	$1,619,659	$1,671,413

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	20.07%	4.71%	4.94%
MSCI EAFE Index (net of foreign withholding taxes)	22.97%	6.24%	5.27%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 36,066,656
Holdings Count | Holding	718
Advisory Fees Paid, Amount	$ 389,221
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,066,656
# of Portfolio Holdings (for Tax-Managed International Equity Portfolio)	718
Portfolio Turnover Rate (for Tax-Managed International Equity Portfolio)	17%
Total Advisory Fees Paid	$389,221

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	2.0%
Australasia/Pacific	8.5%
North America	10.7%
Asia	19.0%
Developed Europe	59.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.1%
SAP SE	1.1%
Cie Financiere Richemont SA, Class A	1.0%
Novo Nordisk AS, Class B	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.8%
Air Liquide SA	0.8%
Sanofi SA	0.8%
E.ON SE	0.7%
CSL Ltd.	0.7%
Total	8.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023.

On October 17, 2024, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. Effective as of the close of business on November 12, 2024, shares of the Fund were no longer available for purchase or exchange. All of the Fund's outstanding shares as of the close of business on November 19, 2024 were redeemed and the Fund was liquidated.

Material Fund Change Strategies [Text Block]

On October 17, 2024, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. Effective as of the close of business on November 12, 2024, shares of the Fund were no longer available for purchase or exchange. All of the Fund's outstanding shares as of the close of business on November 19, 2024 were redeemed and the Fund was liquidated.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023.
Updated Prospectus Phone Number	1-800-260-0761
C000132340
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration High Income Fund
Class Name	Class A
Trading Symbol	ESHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index (the Index):

↓ The Fund’s security selections by sector ― especially in the insurance sector ― detracted from performance relative to the Index during the period

↓ Security selections by credit quality ― particularly selections in B-rated bonds ― detracted from performance relative to the Index during the period

↓ Security selections by duration segment ― especially securities with durations of less than 2 years ― detracted from performance relative to the Index

↑ The Fund’s asset allocations by sector ― particularly overweight exposures to the insurance and health care sectors ― helped returns relative to the Index

↑ Allocations to fixed-income securities by credit quality ― especially exposures to lower-rated securities ― contributed to Fund performance relative to the Index

↑ Selections in securities with durations between 2-5 years contributed to Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
10/14	$10,000	$10,000	$10,000
11/14	$9,678	$10,054	$10,000
12/14	$9,620	$10,036	$9,954
1/15	$9,671	$10,227	$9,975
2/15	$9,785	$10,167	$10,111
3/15	$9,788	$10,209	$10,107
4/15	$9,861	$10,197	$10,191
5/15	$9,883	$10,180	$10,241
6/15	$9,856	$10,066	$10,210
7/15	$9,858	$10,125	$10,202
8/15	$9,790	$10,095	$10,121
9/15	$9,668	$10,134	$10,016
10/15	$9,778	$10,167	$10,166
11/15	$9,666	$10,130	$10,069
12/15	$9,624	$10,079	$9,984
1/16	$9,604	$10,190	$9,901
2/16	$9,636	$10,263	$9,993
3/16	$9,864	$10,388	$10,216
4/16	$9,990	$10,459	$10,409
5/16	$10,055	$10,467	$10,497
6/16	$10,070	$10,652	$10,567
7/16	$10,179	$10,739	$10,719
8/16	$10,268	$10,751	$10,834
9/16	$10,335	$10,753	$10,879
10/16	$10,352	$10,682	$10,920
11/16	$10,379	$10,442	$10,928
12/16	$10,491	$10,473	$11,038
1/17	$10,539	$10,510	$11,108
2/17	$10,622	$10,591	$11,192
3/17	$10,630	$10,588	$11,215
4/17	$10,705	$10,675	$11,296
5/17	$10,770	$10,758	$11,360
6/17	$10,789	$10,749	$11,384
7/17	$10,853	$10,802	$11,444
8/17	$10,871	$10,895	$11,473
9/17	$10,926	$10,857	$11,531
10/17	$10,955	$10,870	$11,560
11/17	$10,928	$10,854	$11,540
12/17	$10,968	$10,901	$11,558
1/18	$11,010	$10,797	$11,614
2/18	$10,972	$10,694	$11,602
3/18	$10,968	$10,748	$11,606
4/18	$10,941	$10,676	$11,668
5/18	$10,949	$10,735	$11,704
6/18	$10,946	$10,719	$11,727
7/18	$11,035	$10,741	$11,811
8/18	$11,088	$10,794	$11,883
9/18	$11,132	$10,748	$11,939
10/18	$11,058	$10,658	$11,903
11/18	$11,028	$10,706	$11,906
12/18	$10,895	$10,874	$11,813
1/19	$11,196	$11,024	$12,090
2/19	$11,287	$11,036	$12,208
3/19	$11,329	$11,235	$12,282
4/19	$11,430	$11,251	$12,376
5/19	$11,392	$11,423	$12,334
6/19	$11,507	$11,585	$12,495
7/19	$11,563	$11,619	$12,553
8/19	$11,594	$11,882	$12,620
9/19	$11,650	$11,830	$12,638
10/19	$11,656	$11,869	$12,666
11/19	$11,698	$11,866	$12,722
12/19	$11,813	$11,884	$12,857
1/20	$11,843	$12,097	$12,879
2/20	$11,741	$12,278	$12,701
3/20	$10,742	$12,039	$11,444
4/20	$10,885	$12,280	$11,740
5/20	$11,191	$12,394	$12,114
6/20	$11,338	$12,498	$12,247
7/20	$11,610	$12,717	$12,617
8/20	$11,695	$12,644	$12,728
9/20	$11,664	$12,621	$12,642
10/20	$11,674	$12,576	$12,717
11/20	$12,041	$12,740	$13,026
12/20	$12,152	$12,784	$13,180
1/21	$12,209	$12,704	$13,225
2/21	$12,318	$12,540	$13,284
3/21	$12,386	$12,394	$13,361
4/21	$12,452	$12,498	$13,457
5/21	$12,505	$12,546	$13,497
6/21	$12,570	$12,637	$13,577
7/21	$12,582	$12,764	$13,592
8/21	$12,621	$12,756	$13,645
9/21	$12,630	$12,647	$13,654
10/21	$12,654	$12,636	$13,679
11/21	$12,584	$12,652	$13,614
12/21	$12,714	$12,643	$13,744
1/22	$12,602	$12,366	$13,573
2/22	$12,564	$12,197	$13,529
3/22	$12,524	$11,870	$13,458
4/22	$12,416	$11,427	$13,287
5/22	$12,335	$11,490	$13,355
6/22	$11,901	$11,261	$12,902
7/22	$12,230	$11,544	$13,335
8/22	$12,114	$11,244	$13,216
9/22	$11,931	$10,759	$13,023
10/22	$12,147	$10,641	$13,282
11/22	$12,298	$11,038	$13,433
12/22	$12,288	$11,001	$13,394
1/23	$12,540	$11,342	$13,690
2/23	$12,487	$11,063	$13,694
3/23	$12,589	$11,323	$13,769
4/23	$12,650	$11,392	$13,876
5/23	$12,598	$11,274	$13,850
6/23	$12,734	$11,256	$14,019
7/23	$12,857	$11,267	$14,172
8/23	$12,925	$11,200	$14,232
9/23	$12,921	$10,932	$14,219
10/23	$12,872	$10,768	$14,163
11/23	$13,103	$11,253	$14,521
12/23	$13,292	$11,680	$14,793
1/24	$13,347	$11,652	$14,828
2/24	$13,402	$11,512	$14,912
3/24	$13,519	$11,625	$15,028
4/24	$13,515	$11,353	$14,993
5/24	$13,633	$11,542	$15,127
6/24	$13,736	$11,647	$15,240
7/24	$13,858	$11,911	$15,436
8/24	$13,978	$12,087	$15,585
9/24	$14,070	$12,253	$15,737
10/24	$14,098	$11,974	$15,751

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	9.53%	3.87%	3.83%
Class A with 3.25% Maximum Sales Charge	6.00%	3.19%	3.49%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index	11.21%	4.45%	4.64%

AssetsNet	$ 85,650,543
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 273,461
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$85,650,543
# of Portfolio Holdings	195
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$273,461

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Convertible Bonds	1.2%
Short-Term Investments	1.5%
Exchange-Traded Funds	2.1%
Senior Floating-Rate Loans	14.5%
Corporate Bonds	79.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	12.3%
B	39.5%
BB	40.1%
BBB	3.8%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000132342
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration High Income Fund
Class Name	Class I
Trading Symbol	ESHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index (the Index):

↓ The Fund’s security selections by sector ― especially in the insurance sector ― detracted from performance relative to the Index during the period

↓ Security selections by credit quality ― particularly selections in B-rated bonds ― detracted from performance relative to the Index during the period

↓ Security selections by duration segment ― especially securities with durations of less than 2 years ― detracted from performance relative to the Index

↑ The Fund’s asset allocations by sector ― particularly overweight exposures to the insurance and health care sectors ― helped returns relative to the Index

↑ Allocations to fixed-income securities by credit quality ― especially exposures to lower-rated securities ― contributed to Fund performance relative to the Index

↑ Selections in securities with durations between 2-5 years contributed to Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,000,487	$1,005,397	$999,997
12/14	$995,765	$1,003,580	$995,418
1/15	$1,000,290	$1,022,684	$997,473
2/15	$1,013,259	$1,016,723	$1,011,064
3/15	$1,012,785	$1,020,920	$1,010,679
4/15	$1,020,517	$1,019,735	$1,019,066
5/15	$1,024,054	$1,017,951	$1,024,066
6/15	$1,021,471	$1,006,590	$1,020,983
7/15	$1,021,935	$1,012,452	$1,020,227
8/15	$1,015,094	$1,009,468	$1,012,145
9/15	$1,001,600	$1,013,420	$1,001,619
10/15	$1,014,289	$1,016,659	$1,016,578
11/15	$1,001,857	$1,012,952	$1,006,853
12/15	$997,728	$1,007,891	$998,376
1/16	$996,916	$1,019,017	$990,076
2/16	$1,000,458	$1,026,256	$999,309
3/16	$1,023,262	$1,038,833	$1,021,566
4/16	$1,037,538	$1,045,911	$1,040,863
5/16	$1,044,533	$1,046,728	$1,049,746
6/16	$1,045,242	$1,065,155	$1,056,739
7/16	$1,056,725	$1,073,933	$1,071,909
8/16	$1,067,288	$1,075,091	$1,083,368
9/16	$1,073,448	$1,075,347	$1,087,850
10/16	$1,076,488	$1,068,213	$1,091,986
11/16	$1,078,416	$1,044,202	$1,092,822
12/16	$1,091,348	$1,047,304	$1,103,816
1/17	$1,096,655	$1,050,999	$1,110,825
2/17	$1,105,482	$1,059,108	$1,119,235
3/17	$1,105,430	$1,058,753	$1,121,529
4/17	$1,114,469	$1,067,538	$1,129,576
5/17	$1,121,558	$1,075,775	$1,136,045
6/17	$1,123,831	$1,074,863	$1,138,392
7/17	$1,130,669	$1,080,216	$1,144,372
8/17	$1,131,687	$1,089,536	$1,147,322
9/17	$1,138,812	$1,085,702	$1,153,118
10/17	$1,142,129	$1,087,005	$1,155,974
11/17	$1,139,566	$1,085,360	$1,154,024
12/17	$1,142,748	$1,090,145	$1,155,829
1/18	$1,147,335	$1,079,655	$1,161,367
2/18	$1,144,799	$1,069,417	$1,160,216
3/18	$1,144,616	$1,074,811	$1,160,609
4/18	$1,142,105	$1,067,639	$1,166,761
5/18	$1,143,186	$1,073,462	$1,170,420
6/18	$1,141,849	$1,071,905	$1,172,700
7/18	$1,152,578	$1,074,148	$1,181,137
8/18	$1,158,433	$1,079,440	$1,188,273
9/18	$1,163,263	$1,074,815	$1,193,941
10/18	$1,155,711	$1,065,824	$1,190,338
11/18	$1,152,904	$1,070,617	$1,190,577
12/18	$1,138,018	$1,087,367	$1,181,323
1/19	$1,170,871	$1,102,360	$1,208,973
2/19	$1,180,625	$1,103,561	$1,220,830
3/19	$1,183,992	$1,123,489	$1,228,216
4/19	$1,196,069	$1,125,062	$1,237,619
5/19	$1,192,334	$1,142,296	$1,233,438
6/19	$1,204,624	$1,158,453	$1,249,478
7/19	$1,210,731	$1,161,901	$1,255,305
8/19	$1,214,291	$1,188,192	$1,261,959
9/19	$1,220,331	$1,183,044	$1,263,801
10/19	$1,221,282	$1,186,867	$1,266,608
11/19	$1,224,640	$1,186,629	$1,272,230
12/19	$1,238,199	$1,188,398	$1,285,687
1/20	$1,240,283	$1,209,727	$1,287,924
2/20	$1,229,851	$1,227,840	$1,270,119
3/20	$1,124,247	$1,203,856	$1,144,351
4/20	$1,139,459	$1,227,971	$1,174,020
5/20	$1,171,764	$1,239,440	$1,211,420
6/20	$1,188,679	$1,249,782	$1,224,670
7/20	$1,217,454	$1,271,736	$1,261,685
8/20	$1,226,649	$1,264,402	$1,272,824
9/20	$1,223,600	$1,262,124	$1,264,226
10/20	$1,224,985	$1,257,613	$1,271,746
11/20	$1,263,721	$1,274,024	$1,302,572
12/20	$1,275,560	$1,278,423	$1,318,040
1/21	$1,280,534	$1,270,388	$1,322,511
2/21	$1,293,536	$1,253,996	$1,328,354
3/21	$1,300,886	$1,239,403	$1,336,073
4/21	$1,308,154	$1,249,825	$1,345,701
5/21	$1,313,997	$1,254,592	$1,349,662
6/21	$1,321,062	$1,263,738	$1,357,677
7/21	$1,322,615	$1,276,427	$1,359,161
8/21	$1,327,001	$1,275,575	$1,364,549
9/21	$1,328,188	$1,264,683	$1,365,412
10/21	$1,331,007	$1,263,649	$1,367,939
11/21	$1,323,975	$1,265,175	$1,361,393
12/21	$1,337,936	$1,264,322	$1,374,374
1/22	$1,326,429	$1,236,603	$1,357,276
2/22	$1,322,636	$1,219,743	$1,352,867
3/22	$1,318,801	$1,187,019	$1,345,841
4/22	$1,307,685	$1,142,746	$1,328,709
5/22	$1,299,401	$1,149,034	$1,335,474
6/22	$1,253,990	$1,126,073	$1,290,164
7/22	$1,288,975	$1,154,385	$1,333,538
8/22	$1,277,045	$1,124,375	$1,321,619
9/22	$1,257,978	$1,075,933	$1,302,255
10/22	$1,281,041	$1,064,128	$1,328,198
11/22	$1,297,187	$1,103,805	$1,343,335
12/22	$1,296,448	$1,100,056	$1,339,367
1/23	$1,323,274	$1,134,180	$1,368,959
2/23	$1,317,882	$1,106,311	$1,369,448
3/23	$1,328,959	$1,132,265	$1,376,866
4/23	$1,337,213	$1,139,182	$1,387,570
5/23	$1,330,458	$1,127,371	$1,384,991
6/23	$1,345,073	$1,125,619	$1,401,879
7/23	$1,358,420	$1,126,738	$1,417,153
8/23	$1,367,361	$1,119,953	$1,423,227
9/23	$1,365,679	$1,093,247	$1,421,920
10/23	$1,360,807	$1,076,807	$1,416,347
11/23	$1,385,570	$1,125,268	$1,452,063
12/23	$1,405,846	$1,167,966	$1,479,313
1/24	$1,411,966	$1,165,171	$1,482,768
2/24	$1,418,052	$1,151,201	$1,491,160
3/24	$1,430,670	$1,162,504	$1,502,761
4/24	$1,430,533	$1,135,338	$1,499,296
5/24	$1,443,384	$1,154,158	$1,512,691
6/24	$1,454,592	$1,164,708	$1,523,964
7/24	$1,467,809	$1,191,145	$1,543,629
8/24	$1,480,860	$1,208,679	$1,558,525
9/24	$1,490,890	$1,225,257	$1,573,713
10/24	$1,494,155	$1,197,428	$1,575,058

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.80%	4.11%	4.09%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index	11.21%	4.45%	4.64%

AssetsNet	$ 85,650,543
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 273,461
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$85,650,543
# of Portfolio Holdings	195
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$273,461

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Convertible Bonds	1.2%
Short-Term Investments	1.5%
Exchange-Traded Funds	2.1%
Senior Floating-Rate Loans	14.5%
Corporate Bonds	79.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	12.3%
B	39.5%
BB	40.1%
BBB	3.8%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014425
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Multi-Cap Growth Fund
Class Name	Class A
Trading Symbol	EACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.23%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index (the Index):

↓ An underweight position in microchip supplier NVIDIA Corp. hurt returns as its stock price surged on rising business demand for artificial intelligence (AI)

↓ An overweight position in computer software company Adobe Inc. detracted from returns as rising competition in AI-generated content slowed its revenue growth

↓ An overweight position in Lululemon Athletica Inc., an athletic apparel retailer, hurt returns as demand ― particularly among North American women ― weakened

↓ Not owning Broadcom Inc., a semiconductor maker, hampered Index-relative returns as it reported strong revenue and earnings growth supported by the rise of AI

↑ An overweight position in internet domain registrar and website host GoDaddy Inc. helped Index-relative returns after introducing new AI-automated processes

↑ An overweight position in equipment rental firm United Rentals Inc. helped returns as rising demand and astute acquisitions led to strong revenues and earnings

↑ An overweight position in Monolithic Power Systems Inc., a provider of power circuits, aided relative returns on rising demand in the AI data center market

↑ Not owning Tesla Inc. contributed to returns as the electric vehicle maker lowered prices on several of its car models ― reducing its margins and cash flows

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 3000® Growth Index
10/14	$10,000	$10,000	$10,000
11/14	$9,687	$10,269	$10,298
12/14	$9,625	$10,243	$10,221
1/15	$9,398	$9,936	$10,059
2/15	$10,141	$10,507	$10,733
3/15	$10,011	$10,340	$10,635
4/15	$10,088	$10,440	$10,659
5/15	$10,320	$10,574	$10,828
6/15	$10,214	$10,369	$10,663
7/15	$10,441	$10,586	$10,999
8/15	$9,842	$9,948	$10,317
9/15	$9,480	$9,702	$10,031
10/15	$10,238	$10,520	$10,872
11/15	$10,383	$10,551	$10,930
12/15	$10,165	$10,385	$10,742
1/16	$9,301	$9,869	$10,100
2/16	$9,137	$9,856	$10,091
3/16	$9,789	$10,525	$10,778
4/16	$9,823	$10,566	$10,694
5/16	$10,127	$10,755	$10,907
6/16	$9,929	$10,783	$10,864
7/16	$10,484	$11,181	$11,391
8/16	$10,489	$11,196	$11,348
9/16	$10,513	$11,199	$11,399
10/16	$10,248	$10,994	$11,098
11/16	$10,368	$11,401	$11,394
12/16	$10,344	$11,627	$11,536
1/17	$10,856	$11,847	$11,909
2/17	$11,194	$12,318	$12,388
3/17	$11,262	$12,332	$12,532
4/17	$11,469	$12,459	$12,814
5/17	$11,769	$12,634	$13,114
6/17	$11,706	$12,713	$13,115
7/17	$12,049	$12,974	$13,445
8/17	$12,107	$13,014	$13,671
9/17	$12,266	$13,283	$13,892
10/17	$12,570	$13,593	$14,405
11/17	$12,865	$14,009	$14,841
12/17	$13,011	$14,165	$14,949
1/18	$14,134	$14,976	$15,971
2/18	$13,970	$14,424	$15,549
3/18	$13,650	$14,058	$15,171
4/18	$13,916	$14,112	$15,221
5/18	$14,681	$14,451	$15,910
6/18	$14,895	$14,540	$16,062
7/18	$15,006	$15,081	$16,518
8/18	$15,785	$15,573	$17,430
9/18	$15,746	$15,662	$17,488
10/18	$14,144	$14,591	$15,874
11/18	$14,202	$14,888	$16,049
12/18	$13,013	$13,544	$14,632
1/19	$14,530	$14,629	$15,975
2/19	$14,882	$15,099	$16,580
3/19	$15,224	$15,393	$16,999
4/19	$16,137	$16,016	$17,749
5/19	$14,877	$14,998	$16,614
6/19	$15,819	$16,055	$17,765
7/19	$16,206	$16,286	$18,150
8/19	$15,834	$16,028	$17,969
9/19	$15,745	$16,328	$17,961
10/19	$15,993	$16,681	$18,467
11/19	$16,712	$17,287	$19,304
12/19	$17,165	$17,809	$19,877
1/20	$17,479	$17,802	$20,279
2/20	$16,303	$16,336	$18,892
3/20	$14,477	$14,319	$16,925
4/20	$16,642	$16,154	$19,430
5/20	$17,890	$16,923	$20,765
6/20	$18,559	$17,260	$21,663
7/20	$19,730	$18,233	$23,276
8/20	$21,707	$19,544	$25,621
9/20	$20,729	$18,801	$24,449
10/20	$20,095	$18,301	$23,675
11/20	$22,001	$20,305	$26,202
12/20	$22,923	$21,085	$27,483
1/21	$22,295	$20,872	$27,379
2/21	$22,756	$21,448	$27,435
3/21	$22,934	$22,387	$27,810
4/21	$24,614	$23,582	$29,614
5/21	$24,054	$23,747	$29,176
6/21	$25,247	$24,301	$30,975
7/21	$26,153	$24,878	$31,850
8/21	$27,043	$25,635	$33,001
9/21	$25,295	$24,443	$31,190
10/21	$27,006	$26,155	$33,812
11/21	$26,519	$25,974	$33,903
12/21	$27,169	$27,138	$34,586
1/22	$24,771	$25,734	$31,520
2/22	$23,750	$24,963	$30,264
3/22	$24,403	$25,890	$31,386
4/22	$21,757	$23,632	$27,593
5/22	$21,071	$23,676	$26,958
6/22	$19,531	$21,721	$24,850
7/22	$21,865	$23,724	$27,820
8/22	$20,779	$22,757	$26,585
9/22	$18,602	$20,661	$24,012
10/22	$19,602	$22,334	$25,469
11/22	$20,541	$23,582	$26,583
12/22	$19,137	$22,223	$24,568
1/23	$20,838	$23,619	$26,641
2/23	$20,244	$23,043	$26,326
3/23	$21,795	$23,889	$27,971
4/23	$22,286	$24,262	$28,212
5/23	$22,832	$24,367	$29,426
6/23	$24,290	$25,977	$31,460
7/23	$24,981	$26,812	$32,541
8/23	$24,711	$26,385	$32,176
9/23	$23,442	$25,127	$30,408
10/23	$23,258	$24,599	$29,880
11/23	$25,948	$26,845	$33,113
12/23	$27,131	$28,065	$34,693
1/24	$27,606	$28,536	$35,461
2/24	$29,054	$30,060	$37,901
3/24	$28,957	$31,027	$38,587
4/24	$27,606	$29,760	$36,886
5/24	$28,892	$31,236	$39,084
6/24	$30,453	$32,357	$41,595
7/24	$30,366	$32,750	$41,068
8/24	$30,842	$33,545	$41,861
9/24	$31,360	$34,261	$43,017
10/24	$31,184	$33,950	$42,855

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	34.09%	14.27%	12.64%
Class A with 5.25% Maximum Sales Charge	27.04%	13.05%	12.03%
S&P 500®IndexFootnote Reference1	38.02%	15.25%	12.99%
Russell 3000® Growth Index	43.42%	18.31%	15.65%

AssetsNet	$ 151,980,299
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 925,083
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,980,299
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	46
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	8%
Total Advisory Fees Paid	$925,083

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Short-Term Investments	1.1%
Materials	1.7%
Consumer Staples	3.2%
Financials	6.6%
Health Care	9.4%
Industrials	10.1%
Consumer Discretionary	12.4%
Communication Services	13.3%
Information Technology	41.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	11.0%
Apple, Inc.	9.5%
Amazon.com, Inc.	8.3%
NVIDIA Corp.	7.1%
Alphabet, Inc., Class C	4.6%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.2%
Visa, Inc., Class A	4.1%
Salesforce, Inc.	2.9%
GoDaddy, Inc., Class A	2.7%
Total	58.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014427
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Multi-Cap Growth Fund
Class Name	Class C
Trading Symbol	ECCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$231	1.98%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index (the Index):

↓ An underweight position in microchip supplier NVIDIA Corp. hurt returns as its stock price surged on rising business demand for artificial intelligence (AI)

↓ An overweight position in computer software company Adobe Inc. detracted from returns as rising competition in AI-generated content slowed its revenue growth

↓ An overweight position in Lululemon Athletica Inc., an athletic apparel retailer, hurt returns as demand ― particularly among North American women ― weakened

↓ Not owning Broadcom Inc., a semiconductor maker, hampered Index-relative returns as it reported strong revenue and earnings growth supported by the rise of AI

↑ An overweight position in internet domain registrar and website host GoDaddy Inc. helped Index-relative returns after introducing new AI-automated processes

↑ An overweight position in equipment rental firm United Rentals Inc. helped returns as rising demand and astute acquisitions led to strong revenues and earnings

↑ An overweight position in Monolithic Power Systems Inc., a provider of power circuits, aided relative returns on rising demand in the AI data center market

↑ Not owning Tesla Inc. contributed to returns as the electric vehicle maker lowered prices on several of its car models ― reducing its margins and cash flows

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 3000® Growth Index
10/14	$10,000	$10,000	$10,000
11/14	$10,218	$10,269	$10,298
12/14	$10,143	$10,243	$10,221
1/15	$9,897	$9,936	$10,059
2/15	$10,676	$10,507	$10,733
3/15	$10,533	$10,340	$10,635
4/15	$10,608	$10,440	$10,659
5/15	$10,842	$10,574	$10,828
6/15	$10,728	$10,369	$10,663
7/15	$10,957	$10,586	$10,999
8/15	$10,321	$9,948	$10,317
9/15	$9,931	$9,702	$10,031
10/15	$10,722	$10,520	$10,872
11/15	$10,871	$10,551	$10,930
12/15	$10,636	$10,385	$10,742
1/16	$9,719	$9,869	$10,100
2/16	$9,547	$9,856	$10,091
3/16	$10,218	$10,525	$10,778
4/16	$10,246	$10,566	$10,694
5/16	$10,556	$10,755	$10,907
6/16	$10,349	$10,783	$10,864
7/16	$10,922	$11,181	$11,391
8/16	$10,917	$11,196	$11,348
9/16	$10,940	$11,199	$11,399
10/16	$10,653	$10,994	$11,098
11/16	$10,767	$11,401	$11,394
12/16	$10,739	$11,627	$11,536
1/17	$11,260	$11,847	$11,909
2/17	$11,610	$12,318	$12,388
3/17	$11,667	$12,332	$12,532
4/17	$11,879	$12,459	$12,814
5/17	$12,177	$12,634	$13,114
6/17	$12,108	$12,713	$13,115
7/17	$12,452	$12,974	$13,445
8/17	$12,504	$13,014	$13,671
9/17	$12,664	$13,283	$13,892
10/17	$12,974	$13,593	$14,405
11/17	$13,266	$14,009	$14,841
12/17	$13,411	$14,165	$14,949
1/18	$14,555	$14,976	$15,971
2/18	$14,383	$14,424	$15,549
3/18	$14,038	$14,058	$15,171
4/18	$14,308	$14,112	$15,221
5/18	$15,084	$14,451	$15,910
6/18	$15,290	$14,540	$16,062
7/18	$15,400	$15,081	$16,518
8/18	$16,187	$15,573	$17,430
9/18	$16,135	$15,662	$17,488
10/18	$14,486	$14,591	$15,874
11/18	$14,538	$14,888	$16,049
12/18	$13,310	$13,544	$14,632
1/19	$14,853	$14,629	$15,975
2/19	$15,207	$15,099	$16,580
3/19	$15,544	$15,393	$16,999
4/19	$16,466	$16,016	$17,749
5/19	$15,172	$14,998	$16,614
6/19	$16,117	$16,055	$17,765
7/19	$16,507	$16,286	$18,150
8/19	$16,117	$16,028	$17,969
9/19	$16,017	$16,328	$17,961
10/19	$16,259	$16,681	$18,467
11/19	$16,980	$17,287	$19,304
12/19	$17,425	$17,809	$19,877
1/20	$17,734	$17,802	$20,279
2/20	$16,532	$16,336	$18,892
3/20	$14,670	$14,319	$16,925
4/20	$16,854	$16,154	$19,430
5/20	$18,103	$16,923	$20,765
6/20	$18,771	$17,260	$21,663
7/20	$19,942	$18,233	$23,276
8/20	$21,926	$19,544	$25,621
9/20	$20,925	$18,801	$24,449
10/20	$20,270	$18,301	$23,675
11/20	$22,180	$20,305	$26,202
12/20	$23,095	$21,085	$27,483
1/21	$22,452	$20,872	$27,379
2/21	$22,899	$21,448	$27,435
3/21	$23,063	$22,387	$27,810
4/21	$24,739	$23,582	$29,614
5/21	$24,159	$23,747	$29,176
6/21	$25,344	$24,301	$30,975
7/21	$26,239	$24,878	$31,850
8/21	$27,114	$25,635	$33,001
9/21	$25,344	$24,443	$31,190
10/21	$27,039	$26,155	$33,812
11/21	$26,535	$25,974	$33,903
12/21	$27,165	$27,138	$34,586
1/22	$24,757	$25,734	$31,520
2/22	$23,716	$24,963	$30,264
3/22	$24,357	$25,890	$31,386
4/22	$21,700	$23,632	$27,593
5/22	$21,007	$23,676	$26,958
6/22	$19,456	$21,721	$24,850
7/22	$21,766	$23,724	$27,820
8/22	$20,673	$22,757	$26,585
9/22	$18,500	$20,661	$24,012
10/22	$19,482	$22,334	$25,469
11/22	$20,398	$23,582	$26,583
12/22	$18,991	$22,223	$24,568
1/23	$20,667	$23,619	$26,641
2/23	$20,071	$23,043	$26,326
3/23	$21,589	$23,889	$27,971
4/23	$22,067	$24,262	$28,212
5/23	$22,590	$24,367	$29,426
6/23	$24,017	$25,977	$31,460
7/23	$24,685	$26,812	$32,541
8/23	$24,403	$26,385	$32,176
9/23	$23,134	$25,127	$30,408
10/23	$22,937	$24,599	$29,880
11/23	$25,575	$26,845	$33,113
12/23	$26,726	$28,065	$34,693
1/24	$27,178	$28,536	$35,461
2/24	$28,585	$30,060	$37,901
3/24	$28,467	$31,027	$38,587
4/24	$27,126	$29,760	$36,886
5/24	$28,376	$31,236	$39,084
6/24	$29,887	$32,357	$41,595
7/24	$29,783	$32,750	$41,068
8/24	$30,228	$33,545	$41,861
9/24	$30,718	$34,261	$43,017
10/24	$30,998	$33,950	$42,855

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	33.10%	13.41%	11.97%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	32.10%	13.41%	11.97%
S&P 500®IndexFootnote Reference1	38.02%	15.25%	12.99%
Russell 3000® Growth Index	43.42%	18.31%	15.65%

AssetsNet	$ 151,980,299
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 925,083
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,980,299
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	46
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	8%
Total Advisory Fees Paid	$925,083

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Short-Term Investments	1.1%
Materials	1.7%
Consumer Staples	3.2%
Financials	6.6%
Health Care	9.4%
Industrials	10.1%
Consumer Discretionary	12.4%
Communication Services	13.3%
Information Technology	41.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	11.0%
Apple, Inc.	9.5%
Amazon.com, Inc.	8.3%
NVIDIA Corp.	7.1%
Alphabet, Inc., Class C	4.6%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.2%
Visa, Inc., Class A	4.1%
Salesforce, Inc.	2.9%
GoDaddy, Inc., Class A	2.7%
Total	58.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014431
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class A
Trading Symbol	ETMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.13%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ A position in Chemed Corp., a hospice care and maintenance services provider, hurt Fund returns due to decreased revenue and earnings in its plumbing segment

↓ Not owning Super Micro Computer Inc., a server and data center equipment provider, hurt Fund returns as sales rose sharply on growth in artificial intelligence

↓ The Fund’s overweight position in U.S. Physical Therapy Inc., a physical therapy clinic operator, hampered relative returns as bad weather slowed its business

↓ An overweight position in property and casualty insurer Selective Insurance Group Inc. hampered returns after it reported a significant second-quarter loss

↑ An overweight position in Dorman Products Inc., a car parts maker, contributed to Index-relative returns during a period supported by strong earnings growth

↑ An overweight position in building products provider CSW Industrials Inc. helped returns as business efficiencies helped produce record revenues and earnings

↑ An allocation to Core & Main Inc. ― a storm drainage and fire protection equipment distributor ― helped returns on better-than-expected sales and earnings

↑ An overweight position in heating and air-conditioning equipment manufacturer AAON Inc. contributed to relative returns on strong revenue and earnings growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index
10/14	$10,000	$10,000	$10,000
11/14	$9,499	$10,242	$10,009
12/14	$9,571	$10,242	$10,294
1/15	$9,317	$9,957	$9,963
2/15	$9,973	$10,534	$10,555
3/15	$10,226	$10,427	$10,738
4/15	$9,864	$10,474	$10,465
5/15	$10,230	$10,619	$10,703
6/15	$10,274	$10,441	$10,784
7/15	$10,198	$10,616	$10,658
8/15	$9,808	$9,975	$9,989
9/15	$9,370	$9,684	$9,498
10/15	$9,651	$10,449	$10,034
11/15	$9,796	$10,507	$10,360
12/15	$9,290	$10,291	$9,840
1/16	$8,709	$9,711	$8,975
2/16	$8,739	$9,707	$8,974
3/16	$9,409	$10,391	$9,690
4/16	$9,400	$10,455	$9,842
5/16	$9,765	$10,642	$10,064
6/16	$9,638	$10,664	$10,058
7/16	$9,981	$11,087	$10,658
8/16	$10,117	$11,116	$10,847
9/16	$10,100	$11,133	$10,968
10/16	$9,930	$10,892	$10,446
11/16	$10,761	$11,380	$11,611
12/16	$11,043	$11,602	$11,936
1/17	$11,061	$11,820	$11,984
2/17	$11,353	$12,260	$12,215
3/17	$11,425	$12,268	$12,231
4/17	$11,456	$12,398	$12,365
5/17	$11,375	$12,525	$12,113
6/17	$11,663	$12,638	$12,532
7/17	$11,739	$12,876	$12,625
8/17	$11,600	$12,901	$12,465
9/17	$12,153	$13,216	$13,243
10/17	$12,310	$13,504	$13,355
11/17	$12,701	$13,914	$13,740
12/17	$12,721	$14,053	$13,685
1/18	$13,179	$14,794	$14,043
2/18	$12,741	$14,249	$13,499
3/18	$12,862	$13,963	$13,673
4/18	$12,908	$14,016	$13,792
5/18	$13,651	$14,412	$14,629
6/18	$13,742	$14,506	$14,734
7/18	$13,968	$14,987	$14,990
8/18	$14,511	$15,514	$15,637
9/18	$14,466	$15,539	$15,260
10/18	$13,023	$14,395	$13,603
11/18	$13,350	$14,683	$13,819
12/18	$11,989	$13,317	$12,178
1/19	$13,160	$14,460	$13,548
2/19	$13,919	$14,968	$14,252
3/19	$13,757	$15,187	$13,954
4/19	$14,364	$15,793	$14,428
5/19	$13,768	$14,771	$13,306
6/19	$14,722	$15,809	$14,246
7/19	$14,988	$16,044	$14,328
8/19	$14,581	$15,717	$13,621
9/19	$14,646	$15,993	$13,904
10/19	$14,619	$16,337	$14,270
11/19	$15,128	$16,958	$14,858
12/19	$15,264	$17,447	$15,286
1/20	$15,038	$17,428	$14,796
2/20	$13,808	$16,002	$13,550
3/20	$11,474	$13,801	$10,606
4/20	$12,658	$15,629	$12,063
5/20	$13,311	$16,465	$12,848
6/20	$13,392	$16,841	$13,302
7/20	$13,993	$17,797	$13,670
8/20	$14,507	$19,087	$14,441
9/20	$13,791	$18,392	$13,958
10/20	$14,166	$17,995	$14,251
11/20	$15,853	$20,184	$16,877
12/20	$17,146	$21,092	$18,337
1/21	$17,146	$20,998	$19,260
2/21	$18,227	$21,654	$20,460
3/21	$18,765	$22,431	$20,666
4/21	$19,419	$23,587	$21,100
5/21	$19,442	$23,695	$21,143
6/21	$19,390	$24,279	$21,553
7/21	$19,396	$24,689	$20,775
8/21	$19,714	$25,393	$21,239
9/21	$19,153	$24,254	$20,613
10/21	$20,130	$25,894	$21,490
11/21	$19,396	$25,500	$20,594
12/21	$20,746	$26,504	$21,055
1/22	$19,050	$24,945	$19,028
2/22	$19,659	$24,317	$19,231
3/22	$19,477	$25,105	$19,470
4/22	$18,145	$22,852	$17,540
5/22	$17,731	$22,822	$17,567
6/22	$16,757	$20,912	$16,122
7/22	$18,233	$22,874	$17,805
8/22	$17,172	$22,021	$17,441
9/22	$15,778	$19,979	$15,769
10/22	$17,549	$21,617	$17,506
11/22	$18,208	$22,745	$17,914
12/22	$17,315	$21,414	$16,752
1/23	$18,917	$22,888	$18,384
2/23	$18,956	$22,353	$18,074
3/23	$18,459	$22,951	$17,210
4/23	$18,349	$23,196	$16,901
5/23	$17,709	$23,286	$16,745
6/23	$18,865	$24,876	$18,106
7/23	$19,350	$25,768	$19,213
8/23	$18,620	$25,270	$18,252
9/23	$17,328	$24,067	$17,178
10/23	$16,211	$23,429	$16,006
11/23	$17,619	$25,613	$17,455
12/23	$19,227	$26,972	$19,588
1/24	$18,789	$27,271	$18,826
2/24	$19,869	$28,747	$19,890
3/24	$20,694	$29,674	$20,602
4/24	$19,371	$28,369	$19,152
5/24	$19,934	$29,709	$20,113
6/24	$19,718	$30,629	$19,927
7/24	$21,041	$31,198	$21,952
8/24	$21,316	$31,877	$21,624
9/24	$21,473	$32,537	$21,775
10/24	$20,962	$32,298	$21,460

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	29.31%	7.47%	8.26%
Class A with 5.25% Maximum Sales Charge	22.52%	6.32%	7.68%
Russell 3000®IndexFootnote Reference1	37.86%	14.59%	12.43%
Russell 2000® Index	34.07%	8.49%	7.93%

AssetsNet	$ 132,738,646
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 794,150
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,738,646
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	70
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	34%
Total Advisory Fees Paid	$794,150

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Utilities	2.0%
Consumer Staples	4.5%
Short-Term Investments	4.8%
Materials	5.4%
Real Estate	7.4%
Health Care	8.8%
Information Technology	8.8%
Consumer Discretionary	13.4%
Financials	21.8%
Industrials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.2%
Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
Commerce Bancshares, Inc.	2.8%
Wyndham Hotels & Resorts, Inc.	2.6%
CSW Industrials, Inc.	2.4%
CBIZ, Inc.	2.3%
Stifel Financial Corp.	2.2%
Addus HomeCare Corp.	2.1%
Cohen & Steers, Inc.	2.1%
Total	25.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014433
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class C
Trading Symbol	ECMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.88%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ A position in Chemed Corp., a hospice care and maintenance services provider, hurt Fund returns due to decreased revenue and earnings in its plumbing segment

↓ Not owning Super Micro Computer Inc., a server and data center equipment provider, hurt Fund returns as sales rose sharply on growth in artificial intelligence

↓ The Fund’s overweight position in U.S. Physical Therapy Inc., a physical therapy clinic operator, hampered relative returns as bad weather slowed its business

↓ An overweight position in property and casualty insurer Selective Insurance Group Inc. hampered returns after it reported a significant second-quarter loss

↑ An overweight position in Dorman Products Inc., a car parts maker, contributed to Index-relative returns during a period supported by strong earnings growth

↑ An overweight position in building products provider CSW Industrials Inc. helped returns as business efficiencies helped produce record revenues and earnings

↑ An allocation to Core & Main Inc. ― a storm drainage and fire protection equipment distributor ― helped returns on better-than-expected sales and earnings

↑ An overweight position in heating and air-conditioning equipment manufacturer AAON Inc. contributed to relative returns on strong revenue and earnings growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Index
10/14	$10,000	$10,000	$10,000
11/14	$10,019	$10,242	$10,009
12/14	$10,087	$10,242	$10,294
1/15	$9,815	$9,957	$9,963
2/15	$10,500	$10,534	$10,555
3/15	$10,762	$10,427	$10,738
4/15	$10,373	$10,474	$10,465
5/15	$10,752	$10,619	$10,703
6/15	$10,791	$10,441	$10,784
7/15	$10,703	$10,616	$10,658
8/15	$10,286	$9,975	$9,989
9/15	$9,824	$9,684	$9,498
10/15	$10,111	$10,449	$10,034
11/15	$10,252	$10,507	$10,360
12/15	$9,719	$10,291	$9,840
1/16	$9,109	$9,711	$8,975
2/16	$9,130	$9,707	$8,974
3/16	$9,822	$10,391	$9,690
4/16	$9,812	$10,455	$9,842
5/16	$10,183	$10,642	$10,064
6/16	$10,044	$10,664	$10,058
7/16	$10,395	$11,087	$10,658
8/16	$10,535	$11,116	$10,847
9/16	$10,509	$11,133	$10,968
10/16	$10,323	$10,892	$10,446
11/16	$11,180	$11,380	$11,611
12/16	$11,465	$11,602	$11,936
1/17	$11,476	$11,820	$11,984
2/17	$11,775	$12,260	$12,215
3/17	$11,841	$12,268	$12,231
4/17	$11,864	$12,398	$12,365
5/17	$11,775	$12,525	$12,113
6/17	$12,068	$12,638	$12,532
7/17	$12,140	$12,876	$12,625
8/17	$11,985	$12,901	$12,465
9/17	$12,549	$13,216	$13,243
10/17	$12,704	$13,504	$13,355
11/17	$13,102	$13,914	$13,740
12/17	$13,110	$14,053	$13,685
1/18	$13,572	$14,794	$14,043
2/18	$13,116	$14,249	$13,499
3/18	$13,231	$13,963	$13,673
4/18	$13,269	$14,016	$13,792
5/18	$14,028	$14,412	$14,629
6/18	$14,110	$14,506	$14,734
7/18	$14,332	$14,987	$14,990
8/18	$14,883	$15,514	$15,637
9/18	$14,826	$15,539	$15,260
10/18	$13,338	$14,395	$13,603
11/18	$13,668	$14,683	$13,819
12/18	$12,269	$13,317	$12,178
1/19	$13,456	$14,460	$13,548
2/19	$14,227	$14,968	$14,252
3/19	$14,053	$15,187	$13,954
4/19	$14,657	$15,793	$14,428
5/19	$14,046	$14,771	$13,306
6/19	$15,005	$15,809	$14,246
7/19	$15,269	$16,044	$14,328
8/19	$14,845	$15,717	$13,621
9/19	$14,901	$15,993	$13,904
10/19	$14,866	$16,337	$14,270
11/19	$15,373	$16,958	$14,858
12/19	$15,504	$17,447	$15,286
1/20	$15,263	$17,428	$14,796
2/20	$13,999	$16,002	$13,550
3/20	$11,628	$13,801	$10,606
4/20	$12,817	$15,629	$12,063
5/20	$13,472	$16,465	$12,848
6/20	$13,548	$16,841	$13,302
7/20	$14,150	$17,797	$13,670
8/20	$14,661	$19,087	$14,441
9/20	$13,924	$18,392	$13,958
10/20	$14,293	$17,995	$14,251
11/20	$15,986	$20,184	$16,877
12/20	$17,281	$21,092	$18,337
1/21	$17,266	$20,998	$19,260
2/21	$18,342	$21,654	$20,460
3/21	$18,876	$22,431	$20,666
4/21	$19,523	$23,587	$21,100
5/21	$19,531	$23,695	$21,143
6/21	$19,463	$24,279	$21,553
7/21	$19,464	$24,689	$20,775
8/21	$19,765	$25,393	$21,239
9/21	$19,193	$24,254	$20,613
10/21	$20,156	$25,894	$21,490
11/21	$19,418	$25,500	$20,594
12/21	$20,745	$26,504	$21,055
1/22	$19,047	$24,945	$19,028
2/22	$19,638	$24,317	$19,231
3/22	$19,446	$25,105	$19,470
4/22	$18,106	$22,852	$17,540
5/22	$17,681	$22,822	$17,567
6/22	$16,699	$20,912	$16,122
7/22	$18,156	$22,874	$17,805
8/22	$17,090	$22,021	$17,441
9/22	$15,692	$19,979	$15,769
10/22	$17,448	$21,617	$17,506
11/22	$18,089	$22,745	$17,914
12/22	$17,188	$21,414	$16,752
1/23	$18,766	$22,888	$18,384
2/23	$18,792	$22,353	$18,074
3/23	$18,292	$22,951	$17,210
4/23	$18,171	$23,196	$16,901
5/23	$17,524	$23,286	$16,745
6/23	$18,663	$24,876	$18,106
7/23	$19,128	$25,768	$19,213
8/23	$18,387	$25,270	$18,252
9/23	$17,110	$24,067	$17,178
10/23	$15,998	$23,429	$16,006
11/23	$17,378	$25,613	$17,455
12/23	$18,947	$26,972	$19,588
1/24	$18,499	$27,271	$18,826
2/24	$19,552	$28,747	$19,890
3/24	$20,350	$29,674	$20,602
4/24	$19,043	$28,369	$19,152
5/24	$19,587	$29,709	$20,113
6/24	$19,359	$30,629	$19,927
7/24	$20,640	$31,198	$21,952
8/24	$20,903	$31,877	$21,624
9/24	$21,043	$32,537	$21,775
10/24	$20,841	$32,298	$21,460

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	28.30%	6.66%	7.61%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	27.30%	6.66%	7.61%
Russell 3000®IndexFootnote Reference1	37.86%	14.59%	12.43%
Russell 2000® Index	34.07%	8.49%	7.93%

AssetsNet	$ 132,738,646
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 794,150
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,738,646
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	70
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	34%
Total Advisory Fees Paid	$794,150

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Utilities	2.0%
Consumer Staples	4.5%
Short-Term Investments	4.8%
Materials	5.4%
Real Estate	7.4%
Health Care	8.8%
Information Technology	8.8%
Consumer Discretionary	13.4%
Financials	21.8%
Industrials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.2%
Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
Commerce Bancshares, Inc.	2.8%
Wyndham Hotels & Resorts, Inc.	2.6%
CSW Industrials, Inc.	2.4%
CBIZ, Inc.	2.3%
Stifel Financial Corp.	2.2%
Addus HomeCare Corp.	2.1%
Cohen & Steers, Inc.	2.1%
Total	25.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081633
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class I
Trading Symbol	EIMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.88%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ A position in Chemed Corp., a hospice care and maintenance services provider, hurt Fund returns due to decreased revenue and earnings in its plumbing segment

↓ Not owning Super Micro Computer Inc., a server and data center equipment provider, hurt Fund returns as sales rose sharply on growth in artificial intelligence

↓ The Fund’s overweight position in U.S. Physical Therapy Inc., a physical therapy clinic operator, hampered relative returns as bad weather slowed its business

↓ An overweight position in property and casualty insurer Selective Insurance Group Inc. hampered returns after it reported a significant second-quarter loss

↑ An overweight position in Dorman Products Inc., a car parts maker, contributed to Index-relative returns during a period supported by strong earnings growth

↑ An overweight position in building products provider CSW Industrials Inc. helped returns as business efficiencies helped produce record revenues and earnings

↑ An allocation to Core & Main Inc. ― a storm drainage and fire protection equipment distributor ― helped returns on better-than-expected sales and earnings

↑ An overweight position in heating and air-conditioning equipment manufacturer AAON Inc. contributed to relative returns on strong revenue and earnings growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,002,877	$1,024,234	$1,000,896
12/14	$1,010,390	$1,024,222	$1,029,422
1/15	$983,591	$995,717	$996,309
2/15	$1,053,100	$1,053,370	$1,055,457
3/15	$1,080,317	$1,042,661	$1,073,844
4/15	$1,042,222	$1,047,377	$1,046,458
5/15	$1,081,169	$1,061,864	$1,070,349
6/15	$1,086,204	$1,044,098	$1,078,364
7/15	$1,078,262	$1,061,561	$1,065,831
8/15	$1,037,226	$997,475	$998,854
9/15	$991,154	$968,409	$949,847
10/15	$1,020,895	$1,044,899	$1,003,361
11/15	$1,036,383	$1,050,692	$1,036,000
12/15	$983,316	$1,029,126	$983,982
1/16	$921,993	$971,057	$897,456
2/16	$925,083	$970,744	$897,416
3/16	$996,104	$1,039,091	$969,040
4/16	$995,663	$1,045,530	$984,249
5/16	$1,034,493	$1,064,235	$1,006,419
6/16	$1,021,261	$1,066,424	$1,005,785
7/16	$1,057,887	$1,108,747	$1,065,837
8/16	$1,072,435	$1,111,575	$1,084,685
9/16	$1,070,661	$1,113,322	$1,096,767
10/16	$1,053,012	$1,089,235	$1,044,627
11/16	$1,141,252	$1,137,981	$1,161,115
12/16	$1,171,847	$1,160,186	$1,193,649
1/17	$1,173,730	$1,182,023	$1,198,357
2/17	$1,205,021	$1,225,984	$1,221,484
3/17	$1,212,970	$1,226,818	$1,223,083
4/17	$1,216,241	$1,239,822	$1,236,495
5/17	$1,208,286	$1,252,511	$1,211,340
6/17	$1,239,118	$1,263,814	$1,253,214
7/17	$1,247,520	$1,287,643	$1,262,525
8/17	$1,232,568	$1,290,124	$1,246,463
9/17	$1,291,880	$1,321,587	$1,324,254
10/17	$1,308,684	$1,350,427	$1,335,542
11/17	$1,350,726	$1,391,433	$1,374,031
12/17	$1,353,283	$1,405,340	$1,368,486
1/18	$1,401,721	$1,479,417	$1,404,250
2/18	$1,355,885	$1,424,886	$1,349,875
3/18	$1,368,900	$1,396,283	$1,367,334
4/18	$1,374,118	$1,401,590	$1,379,155
5/18	$1,453,834	$1,441,157	$1,462,871
6/18	$1,463,713	$1,450,582	$1,473,353
7/18	$1,487,666	$1,498,721	$1,499,031
8/18	$1,546,005	$1,551,352	$1,563,654
9/18	$1,541,851	$1,553,920	$1,526,045
10/18	$1,388,196	$1,439,501	$1,360,291
11/18	$1,423,079	$1,468,332	$1,381,913
12/18	$1,279,029	$1,331,675	$1,217,761
1/19	$1,403,882	$1,445,979	$1,354,758
2/19	$1,484,872	$1,496,832	$1,425,188
3/19	$1,468,006	$1,518,689	$1,395,360
4/19	$1,533,244	$1,579,333	$1,442,762
5/19	$1,469,696	$1,477,131	$1,330,554
6/19	$1,572,055	$1,580,880	$1,424,594
7/19	$1,600,732	$1,604,380	$1,432,796
8/19	$1,556,859	$1,571,674	$1,362,053
9/19	$1,564,726	$1,599,258	$1,390,392
10/19	$1,561,898	$1,633,685	$1,427,010
11/19	$1,617,014	$1,695,785	$1,485,753
12/19	$1,631,664	$1,744,748	$1,528,594
1/20	$1,607,744	$1,742,843	$1,479,569
2/20	$1,476,143	$1,600,150	$1,355,016
3/20	$1,227,339	$1,380,101	$1,060,619
4/20	$1,354,141	$1,562,882	$1,206,299
5/20	$1,424,134	$1,646,463	$1,284,799
6/20	$1,433,100	$1,684,104	$1,330,213
7/20	$1,498,287	$1,779,733	$1,367,031
8/20	$1,553,308	$1,908,665	$1,444,054
9/20	$1,476,750	$1,839,168	$1,395,818
10/20	$1,516,816	$1,799,473	$1,425,052
11/20	$1,698,036	$2,018,385	$1,687,725
12/20	$1,837,544	$2,109,188	$1,833,713
1/21	$1,837,559	$2,099,806	$1,925,990
2/21	$1,953,960	$2,165,440	$2,046,028
3/21	$2,012,146	$2,243,056	$2,066,577
4/21	$2,082,327	$2,358,684	$2,109,973
5/21	$2,085,316	$2,369,451	$2,114,323
6/21	$2,079,938	$2,427,879	$2,155,287
7/21	$2,081,111	$2,468,936	$2,077,463
8/21	$2,115,906	$2,539,345	$2,123,932
9/21	$2,055,914	$2,425,410	$2,061,308
10/21	$2,160,900	$2,589,427	$2,148,995
11/21	$2,083,511	$2,550,012	$2,059,447
12/21	$2,228,059	$2,650,429	$2,105,451
1/22	$2,047,001	$2,494,488	$1,902,752
2/22	$2,112,781	$2,431,653	$1,923,064
3/22	$2,093,894	$2,510,527	$1,946,998
4/22	$1,950,610	$2,285,227	$1,754,033
5/22	$1,906,322	$2,282,163	$1,756,683
6/22	$1,802,116	$2,091,240	$1,612,208
7/22	$1,961,031	$2,287,436	$1,780,527
8/22	$1,847,706	$2,202,070	$1,744,093
9/22	$1,697,910	$1,997,874	$1,576,947
10/22	$1,889,389	$2,161,712	$1,750,551
11/22	$1,960,379	$2,274,545	$1,791,440
12/22	$1,864,381	$2,141,363	$1,675,172
1/23	$2,037,469	$2,288,844	$1,838,444
2/23	$2,041,494	$2,235,348	$1,807,391
3/23	$1,989,165	$2,295,119	$1,721,034
4/23	$1,977,089	$2,319,572	$1,690,093
5/23	$1,908,659	$2,328,597	$1,674,481
6/23	$2,034,114	$2,487,606	$1,810,619
7/23	$2,086,443	$2,576,779	$1,921,345
8/23	$2,007,950	$2,527,037	$1,825,223
9/23	$1,869,748	$2,406,664	$1,717,768
10/23	$1,749,660	$2,342,866	$1,600,619
11/23	$1,901,951	$2,561,335	$1,745,490
12/23	$2,075,879	$2,697,193	$1,958,760
1/24	$2,028,870	$2,727,085	$1,882,577
2/24	$2,145,370	$2,874,703	$1,989,021
3/24	$2,235,299	$2,967,434	$2,060,226
4/24	$2,093,592	$2,836,862	$1,915,222
5/24	$2,154,226	$2,970,895	$2,011,303
6/24	$2,131,744	$3,062,866	$1,992,698
7/24	$2,274,814	$3,119,802	$2,195,154
8/24	$2,305,472	$3,187,716	$2,162,364
9/24	$2,322,504	$3,253,656	$2,177,476
10/24	$2,268,007	$3,229,763	$2,146,025

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	29.63%	7.74%	8.53%
Russell 3000®IndexFootnote Reference1	37.86%	14.59%	12.43%
Russell 2000® Index	34.07%	8.49%	7.93%

AssetsNet	$ 132,738,646
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 794,150
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,738,646
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	70
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	34%
Total Advisory Fees Paid	$794,150

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Utilities	2.0%
Consumer Staples	4.5%
Short-Term Investments	4.8%
Materials	5.4%
Real Estate	7.4%
Health Care	8.8%
Information Technology	8.8%
Consumer Discretionary	13.4%
Financials	21.8%
Industrials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.2%
Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
Commerce Bancshares, Inc.	2.8%
Wyndham Hotels & Resorts, Inc.	2.6%
CSW Industrials, Inc.	2.4%
CBIZ, Inc.	2.3%
Stifel Financial Corp.	2.2%
Addus HomeCare Corp.	2.1%
Cohen & Steers, Inc.	2.1%
Total	25.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122